UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

LifePath® Retirement Portfolio

LifePath® 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath® 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath® 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

                      Master Investment Portfolio

Active Stock Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

CoreAlpha Bond Master Portfolio

LifePath® Retirement Master Portfolio

LifePath® 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath® 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath® 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Government Money Market Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Russell 1000® Index Master Portfolio

S&P 500 Stock Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock ACWI ex US Index Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex US Index Master Portfolio of Master Investment Portfolio	$9,802,083

Total Investments (Cost – $1,169,373) – 100.4%	9,802,083
Liabilities in Excess of Other Assets – (0.4)%	(36,174)

Net Assets – 100.0%	$9,765,909

BlackRock ACWI ex US Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex US Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $9,802,083 and 1.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	1

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$135,917,720

Total Investments (Cost – $128,086,605) – 100.0%	135,917,720
Liabilities in Excess of Other Assets – (0.0)%	(53,767)

Net Assets – 100.0%	$135,863,953

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $135,917,720 and 19.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

2	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$37,694,925,160

Total Investments (Cost – $37,694,925,160) – 100.0%	37,694,925,160
Liabilities in Excess of Other Assets – (0.0)%	(4,749,204)

Net Assets – 100.0%	$37,690,175,956

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $37,694,925,160 and 98.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	3

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$12,544,980,973

Total Investments (Cost – $12,544,980,973) – 100.0%	12,544,980,973
Liabilities in Excess of Other Assets – (0.0)%	(1,732,774)

Net Assets – 100.0%	$12,543,249,199

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $12,544,980,973 and 88.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

4	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$15,371,400

Total Investments (Cost – $15,371,400) – 100.0%	15,371,400
Liabilities in Excess of Other Assets – (0.0)%	(4,378)

Net Assets – 100.0%	$15,367,022

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $15,371,400 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	5

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$2,642,867,745

Total Investments (Cost – $2,642,867,745) – 100.0%	2,642,867,745
Liabilities in Excess of Other Assets – (0.0)%	(103,026)

Net Assets – 100.0%	$2,642,764,719

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,642,867,745 and 73.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

6	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$93,562,565

Total Investments (Cost – $91,671,735) – 100.1%	93,562,565
Liabilities in Excess of Other Assets – (0.1)%	(97,368)

Net Assets – 100.0%	$93,465,197

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $93,562,565 and 3.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	7

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$582,938,232

Total Investments (Cost – $508,247,690) – 100.1%	582,938,232
Liabilities in Excess of Other Assets – (0.1)%	(336,573)

Net Assets – 100.0%	$582,601,659

LifePath Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $582,938,232 and 37.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

8	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,142,661,291

Total Investments (Cost – $950,310,216) – 100.1%	1,142,661,291
Liabilities in Excess of Other Assets – (0.1)%	(626,181)

Net Assets – 100.0%	$1,142,035,110

LifePath 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,142,661,291 and 43.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	9

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$38,991,605

Total Investments (Cost – $36,443,586) – 100.1%	38,991,605
Liabilities in Excess of Other Assets – (0.1)%	(23,789)

Net Assets – 100.0%	$38,967,816

LifePath 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $38,991,605 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

10	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$1,027,796,735

Total Investments (Cost – $873,443,957) – 100.1%	1,027,796,735
Liabilities in Excess of Other Assets – (0.1)%	(555,796)

Net Assets – 100.0%	$1,027,240,939

LifePath 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,027,796,735 and 43.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	11

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$30,341,268

Total Investments (Cost – $28,106,051) – 100.0%	30,341,268
Liabilities in Excess of Other Assets – (0.0)%	(14,815)

Net Assets – 100.0%	$30,326,453

LifePath 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $30,341,268 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

12	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$837,339,924

Total Investments (Cost – $678,660,930) – 100.1%	837,339,924
Liabilities in Excess of Other Assets – (0.1)%	(419,734)

Net Assets – 100.0%	$836,920,190

LifePath 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $837,339,924 and 46.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	13

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$15,227,594

Total Investments (Cost – $14,003,689) – 100.0%	15,227,594
Liabilities in Excess of Other Assets – (0.0)%	(6,717)

Net Assets – 100.0%	$15,220,877

LifePath 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $15,227,594 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

14	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$176,578,756

Total Investments (Cost – $157,206,698) – 100.1%	176,578,756
Liabilities in Excess of Other Assets – (0.1)%	(91,684)

Net Assets – 100.0%	$176,487,072

LifePath 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $176,578,756 and 57.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	15

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$5,158,378

Total Investments (Cost – $4,745,858) – 100.0%	5,158,378
Liabilities in Excess of Other Assets – (0.0)%	(1,057)

Net Assets – 100.0%	$5,157,321

LifePath 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,158,378 and 99.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

16	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$271,470,728

Total Investments (Cost – $256,356,268) – 100.0%	271,470,728
Liabilities in Excess of Other Assets – (0.0)%	(55,610)

Net Assets – 100.0%	$271,415,118

LifePath Index Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $271,470,728 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	17

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$478,813,719

Total Investments (Cost – $449,031,447) – 100.0%	478,813,719
Liabilities in Excess of Other Assets – (0.0)%	(48,517)

Net Assets – 100.0%	$478,765,202

LifePath Index 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $478,813,719 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

18	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$172,671,627

Total Investments (Cost – $159,252,784) – 100.0%	172,671,627
Liabilities in Excess of Other Assets – (0.0)%	(2,880)

Net Assets – 100.0%	$172,668,747

LifePath Index 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $172,671,627 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	19

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$395,403,454

Total Investments (Cost – $367,592,619) – 100.0%	395,403,454
Liabilities in Excess of Other Assets – (0.0)%	(46,712)

Net Assets – 100.0%	$395,356,742

LifePath Index 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $395,403,454 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

20	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$129,782,349

Total Investments (Cost – $118,642,241) – 100.0%	129,782,349
Liabilities in Excess of Other Assets – (0.0)%	(17,363)

Net Assets – 100.0%	$129,764,986

LifePath Index 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $129,782,349 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	21

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$229,814,243

Total Investments (Cost – $212,701,874) – 100.0%	229,814,243
Liabilities in Excess of Other Assets – (0.0)%	(35,894)

Net Assets – 100.0%	$229,778,349

LifePath Index 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $229,814,243 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

22	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$58,338,008

Total Investments (Cost – $53,314,542) – 100.0%	58,338,008
Liabilities in Excess of Other Assets – (0.0)%	(16,278)

Net Assets – 100.0%	$58,321,730

LifePath Index 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $58,338,008 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	23

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$55,075,808

Total Investments (Cost – $50,764,563) – 100.0%	55,075,808
Liabilities in Excess of Other Assets – (0.0)%	(17,583)

Net Assets – 100.0%	$55,058,225

LifePath Index 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $55,075,808 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

24	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$11,056,287

Total Investments (Cost – $9,407,867) – 100.2%	11,056,287
Liabilities in Excess of Other Assets – (0.2)%	(20,418)

Net Assets – 100.0%	$11,035,869

LifePath Index 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $11,056,287 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	25

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$63,249,590

Total Investments (Cost – $52,007,386) – 100.5%	63,249,590
Liabilities in Excess of Other Assets – (0.5)%	(299,735)

Net Assets – 100.0%	$62,949,855

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $63,249,590 and 9.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

26	BLACKROCK FUNDS III	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$438,202,377

Total Investments (Cost – $375,535,579) – 100.0%	438,202,377
Liabilities in Excess of Other Assets – (0.0)%	(1,033,554)

Net Assets – 100.0%	$437,168,823

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $438,202,377 and 22.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS III	MARCH 31, 2013	27

Schedule of Investments March 31, 2013 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 3.2%
BE Aerospace, Inc.(a)	39,873	$2,403,943
The Boeing Co.	219,723	18,863,220
Exelis, Inc.	156,370	1,702,869
Honeywell International, Inc.	101,480	7,646,518
Northrop Grumman Corp.(b)	172,314	12,087,827
Precision Castparts Corp.	69,126	13,107,672
Raytheon Co.	204,740	12,036,665
Spirit Aerosystems Holdings, Inc., Class A(a)	112,677	2,139,736
United Technologies Corp.	241,170	22,532,513

		92,520,963

Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	67,290	2,402,926
United Parcel Service, Inc., Class B	50,039	4,298,350

		6,701,276

Airlines – 1.0%
Copa Holdings SA	57,950	6,931,400
Delta Air Lines, Inc.(a)	464,035	7,661,218
United Continental Holdings, Inc.(a)	419,246	13,420,064

		28,012,682

Auto Components – 0.7%
Allison Transmission Holdings, Inc.(b)	13,411	321,998
Johnson Controls, Inc.	188,180	6,599,473
Lear Corp.	205,011	11,248,953
TRW Automotive Holdings Corp.(a)	21,300	1,171,500

		19,341,924

Automobiles – 0.3%
Ford Motor Co.	491,920	6,468,748
General Motors Co.(a)	53,700	1,493,934

		7,962,682

Beverages – 1.8%
Beam, Inc.	91,143	5,791,226
The Coca-Cola Co.	850,601	34,398,304
Coca-Cola Enterprises, Inc.	7,756	286,352
Diageo Plc	277,500	8,749,181
Monster Beverage Corp.(a)	62,113	2,965,275

		52,190,338

Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.(a)	12,115	1,116,276
Amgen, Inc.	79,807	8,181,016
Biogen Idec, Inc.(a)	25,457	4,910,910
Celgene Corp.(a)	10,901	1,263,535
Gilead Sciences, Inc.(a)	263,959	12,915,514
Myriad Genetics, Inc.(a)	101,916	2,588,666

28	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
United Therapeutics Corp.(a)	147,767	$8,994,577

		39,970,494

Capital Markets – 0.4%
The Bank of New York Mellon Corp.	6	168
Federated Investors, Inc., Class B	7,059	167,087
The Goldman Sachs Group, Inc.	31,390	4,619,038
Invesco Ltd.	66,296	1,919,932
LPL Financial Holdings, Inc.(b)	32,909	1,060,986
Morgan Stanley	108,260	2,379,555
State Street Corp.	42,400	2,505,416

		12,652,182

Chemicals – 1.8%
Ashland, Inc.	10,800	802,440
CF Industries Holdings, Inc.	19,354	3,684,421
Cytec Industries, Inc.(b)	13,432	995,043
The Dow Chemical Co.	104,350	3,322,504
E.I. du Pont de Nemours & Co.	163,960	8,060,274
Eastman Chemical Co.	25,190	1,760,025
LyondellBasell Industries NV, Class A	61,672	3,903,221
Monsanto Co.	174,302	18,411,520
Olin Corp.	82,160	2,072,075
PPG Industries, Inc.	71,350	9,556,619
Valspar Corp.	6,192	385,452

		52,953,594

Commercial Banks – 2.7%
BankUnited, Inc.	18,323	469,435
BOK Financial Corp.	4,965	309,319
CIT Group, Inc.(a)	85,001	3,695,843
Fifth Third Bancorp	380,140	6,200,083
First Citizens Bancshares, Inc., Class A	5,828	1,064,776
First Republic Bank	122,046	4,713,417
KeyCorp	55,400	551,784
Regions Financial Corp.	526,200	4,309,578
SunTrust Banks, Inc.	163,860	4,720,807
U.S. Bancorp	584,319	19,825,944
Wells Fargo & Co.	866,672	32,058,197

		77,919,183

Commercial Services & Supplies – 0.6%
The ADT Corp.(b)	164,740	8,062,376
Covanta Holding Corp.	259,800	5,234,970
Tyco International Ltd.	143,690	4,598,080

		17,895,426

Communications Equipment – 1.5%
Cisco Systems, Inc.	780,596	16,322,262
F5 Networks, Inc.(a)	40,434	3,601,861

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	29

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
QUALCOMM, Inc.	366,814	$24,558,197

		44,482,320

Computers & Peripherals – 2.8%
Apple, Inc.	146,114	64,674,440
Dell, Inc.	49,560	710,195
EMC Corp.(a)	526,200	12,570,918
Western Digital Corp.	71,265	3,583,204

		81,538,757

Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc.(a)	38,620	2,171,989
KBR, Inc.	230,600	7,397,648

		9,569,637

Consumer Finance – 1.5%
American Express Co.	129,240	8,718,530
Capital One Financial Corp.	276,828	15,211,699
Discover Financial Services	470,941	21,116,994

		45,047,223

Containers & Packaging – 0.7%
Ball Corp.	7,869	374,407
Crown Holdings, Inc.(a)	76,778	3,194,732
MeadWestvaco Corp.	104,480	3,792,624
Owens-Illinois, Inc.(a)	20,341	542,088
Packaging Corp. of America	281,253	12,619,822

		20,523,673

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(a)(b)	3,230	56,170
ITT Educational Services, Inc.(a)(b)	806	11,107
Service Corp. International	316,461	5,294,392

		5,361,669

Diversified Financial Services – 4.5%
Bank of America Corp.	672,870	8,195,557
Citigroup, Inc.	1,069,109	47,297,382
JPMorgan Chase & Co.	1,156,331	54,879,469
The McGraw-Hill Cos., Inc.(b)	112,744	5,871,707
Moody’s Corp.(b)	181,831	9,695,229
The NASDAQ OMX Group, Inc.	150,600	4,864,380
NYSE Euronext	8,528	329,522

		131,133,246

Diversified Telecommunication Services – 0.7%
AT&T, Inc.	182,961	6,712,839
BCE, Inc.	27,880	1,301,717
tw telecom, Inc.(a)	12,634	318,251

30	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	249,955	$12,285,288

		20,618,095

Electric Utilities – 0.7%
American Electric Power Co., Inc.	35,060	1,704,968
Duke Energy Corp.	23,166	1,681,620
Edison International	30,390	1,529,225
FirstEnergy Corp.	10,420	439,724
ITC Holdings Corp.	9,900	883,674
N.V. Energy, Inc.	67,900	1,360,037
NextEra Energy, Inc.	45,180	3,509,582
Northeast Utilities	34,980	1,520,231
PPL Corp.	72,100	2,257,451
Xcel Energy, Inc.	199,854	5,935,664

		20,822,176

Electrical Equipment – 0.9%
Eaton Corp. Plc	193,984	11,881,520
Hubbell, Inc., Class B	19,727	1,915,689
Rockwell Automation, Inc.	29,890	2,581,002
Roper Industries, Inc.	60,185	7,662,152
Sensata Technologies Holding N.V.(a)	99,427	3,268,165

		27,308,528

Electronic Equipment, Instruments & Components – 0.3%
Corning, Inc.	501,210	6,681,130
Ingram Micro, Inc., Class A(a)	44,037	866,648

		7,547,778

Energy Equipment & Services – 1.9%
Ensco PLC, Class A	41,600	2,496,000
FMC Technologies, Inc.(a)	304,917	16,584,436
Halliburton Co.	127,190	5,139,748
National Oilwell Varco, Inc.	72,143	5,104,117
Noble Corp.	71,613	2,732,036
Oceaneering International, Inc.	113,600	7,544,176
Schlumberger Ltd.	179,054	13,409,354
Transocean Ltd.	32,700	1,699,092

		54,708,959

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	43,719	4,639,023
CVS Caremark Corp.	406,085	22,330,614
The Fresh Market, Inc.(a)	4,439	189,856
The Kroger Co.	282,740	9,370,004
Safeway, Inc.	6,918	182,289
Wal-Mart Stores, Inc.	233,415	17,466,445
Walgreen Co.	29,100	1,387,488

		55,565,719

Food Products – 1.6%
H.J. Heinz Co.	10,746	776,613
Ingredion, Inc.	10,011	723,996
Kraft Foods Group, Inc.	62,480	3,219,594

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	31

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Mead Johnson Nutrition Co.	246,488	$19,090,496
Mondelez International, Inc.	234,225	7,169,627
Unilever NV	354,850	14,548,850

		45,529,176

Gas Utilities – 0.1%
UGI Corp.	56,000	2,149,840

Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	885,933	31,291,153
Baxter International, Inc.	8,473	615,479
Intuitive Surgical, Inc.(a)	14,789	7,264,209
Medtronic, Inc.	308,681	14,495,660
St. Jude Medical, Inc.	196,500	7,946,460
Stryker Corp.	44,800	2,922,752
Thoratec Corp.(a)	34,597	1,297,387
Zimmer Holdings, Inc.	87,300	6,566,706

		72,399,806

Health Care Providers & Services – 1.1%
Aetna, Inc.	10,380	530,626
Cardinal Health, Inc.	74,408	3,096,861
Catamaran Corp.(a)	19,334	1,025,282
Coventry Health Care, Inc.	4,490	211,165
Express Scripts Holding Co.(a)	63,962	3,687,409
HCA Holdings, Inc.	110,512	4,490,102
Humana, Inc.	55,763	3,853,781
McKesson Corp.	123,100	13,289,876
Patterson Cos., Inc.	7,850	298,614
Quest Diagnostics, Inc.	55,300	3,121,685

		33,605,401

Hotels, Restaurants & Leisure – 0.7%
Las Vegas Sands Corp.	247,480	13,945,498
Starbucks Corp.	119,924	6,830,871
Starwood Hotels & Resorts Worldwide, Inc.	2	128

		20,776,497

Household Durables – 0.3%
Garmin Ltd.	20,900	690,536
Newell Rubbermaid, Inc.	97,834	2,553,467
NVR, Inc.(a)	5,377	5,807,752

		9,051,755

Household Products – 0.8%
Energizer Holdings, Inc.	67,500	6,731,775
Kimberly-Clark Corp.	68,230	6,685,176
The Procter & Gamble Co.	124,205	9,571,237

		22,988,188

Independent Power Producers & Energy Traders – 0.1%
NRG Energy, Inc.	82,103	2,174,909

32	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Conglomerates – 2.5%
3M Co.	169,600	$18,030,176
Danaher Corp.	330,250	20,525,038
General Electric Co.	1,471,594	34,023,253

		72,578,467

Insurance – 4.1%
ACE Ltd.	183,835	16,355,800
Aflac, Inc.	118,092	6,143,146
Allied World Assurance Co. Holdings Ltd.	26,803	2,485,174
American International Group, Inc.(a)	321,683	12,487,734
Berkshire Hathaway, Inc., Class B(a)	7,853	818,283
CNA Financial Corp.	62,589	2,046,034
Hartford Financial Services Group, Inc.	459,826	11,863,511
Kemper Corp.	3	98
Lincoln National Corp.	215,762	7,035,999
Marsh & McLennan Cos., Inc.	146,227	5,552,239
MetLife, Inc.	254,616	9,680,500
PartnerRe Ltd.	30,600	2,849,166
Prudential Financial, Inc.	320,871	18,928,180
Reinsurance Group of America, Inc.	52,224	3,116,206
The Travelers Cos., Inc.	166,704	14,034,810
Willis Group Holdings Plc	41,100	1,623,039
XL Group Plc	113,600	3,442,080

		118,461,999

Internet & Catalog Retail – 1.6%
Amazon.com, Inc.(a)	92,584	24,672,710
Expedia, Inc.	200,833	12,051,988
Liberty Ventures, Series A(a)	26,468	2,000,452
priceline.com, Inc.(a)	9,406	6,470,670
TripAdvisor, Inc.(a)	31,591	1,659,159

		46,854,979

Internet Software & Services – 4.1%
eBay, Inc.(a)	409,715	22,214,747
Facebook, Inc.(a)	248,724	6,362,360
Google, Inc., Class A(a)	99,457	78,971,842
IAC/InterActiveCorp(b)	52,492	2,345,343
LinkedIn Corp.(a)	39,236	6,907,890
Marin Software, Inc.(a)	1,173	19,272
VeriSign, Inc.(a)(b)	84,488	3,994,593

		120,816,047

IT Services – 5.3%
Alliance Data Systems Corp.(a)	92,972	15,051,237
Computer Sciences Corp.	17,919	882,152
CoreLogic, Inc.(a)	213,263	5,514,981
DST Systems, Inc.	87,550	6,239,689
Fidelity National Information Services, Inc.	99,029	3,923,529
Gartner, Inc.(a)	163,861	8,915,677
Genpact Ltd.	30,480	554,431
International Business Machines Corp.	132,008	28,157,306
Lender Processing Services, Inc.	55,004	1,400,402
MasterCard, Inc., Class A(b)	66,119	35,778,975
Teradata Corp.(a)	416,153	24,349,112

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	33

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Total System Services, Inc.	38,139	$945,084
Visa, Inc., Class A	99,659	16,926,085
The Western Union Co.	398,580	5,994,643

		154,633,303

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	20,700	909,558
Mattel, Inc.	76,270	3,339,863

		4,249,421

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	411,287	17,261,716
Bruker Corp.(a)	17,221	328,921

		17,590,637

Machinery – 1.9%
Caterpillar, Inc.	75,484	6,564,843
Cummins, Inc.	109,172	12,643,209
Deere & Co.	140,380	12,069,872
Gardner Denver, Inc.	1,685	126,560
Ingersoll-Rand Plc	184,359	10,141,589
Parker Hannifin Corp.	53,875	4,933,873
Snap-on, Inc. (b)	11,127	920,203
Stanley Black & Decker, Inc.	19,800	1,603,206
WABCO Holdings, Inc.(a)	49,291	3,479,452
Wabtec Corp.	1,911	195,132
Xylem, Inc.(b)	60,289	1,661,565

		54,339,504

Media – 7.9%
AMC Networks, Inc., Class A(a)	87,529	5,530,082
CBS Corp., Class B	409,709	19,129,313
Comcast Corp, Class A	423,740	17,801,317
Comcast Corp, Special Class A	412,550	16,345,231
DIRECTV(a)	53,287	3,016,577
Discovery Communications, Inc.(a)	52,819	3,673,033
Discovery Communications, Inc., Class A(a)	87,996	6,928,805
DISH Network Corp.	113,973	4,319,577
The Interpublic Group of Cos., Inc.	176,500	2,299,795
Lamar Advertising Co.(a)	30,257	1,470,793
Liberty Global, Inc.(a)	221,529	16,260,229
News Corp., Class A	471,465	14,389,112
Omnicom Group, Inc.	22,600	1,331,140
Sirius XM Radio, Inc.	4,884,686	15,044,833
Time Warner Cable, Inc.	331,055	31,801,143
Time Warner, Inc.	177,672	10,237,461
Viacom, Inc., Class B	603,925	37,183,662
Virgin Media, Inc.	9,344	457,576
The Walt Disney Co.	428,116	24,316,989

		231,536,668

Metals & Mining – 0.6%
BHP Billiton Ltd.	326,090	11,122,306
Rio Tinto Ltd.	64,250	3,826,332

34	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Southern Copper Corp.	72,242	$2,714,132

		17,662,770

Multi-Utilities – 0.4%
Dominion Resources, Inc.	92,140	5,360,705
Public Service Enterprise Group, Inc.	117,130	4,022,244
Sempra Energy	21,010	1,679,540
Wisconsin Energy Corp.	36,020	1,544,898

		12,607,387

Multiline Retail – 0.3%
Dollar Tree, Inc.(a)	85,533	4,142,363
J.C. Penney Co., Inc.(b)	3	46
Kohl’s Corp.	56,800	2,620,184
Target Corp.	32,500	2,224,625

		8,987,218

Office Electronics – 0.0%
Xerox Corp.	14,363	123,522
Zebra Technologies Corp., Class A(a)	13,343	628,855

		752,377

Oil, Gas & Consumable Fuels – 7.7%
Anadarko Petroleum Corp.	6,545	572,360
Apache Corp.	32,965	2,543,579
Chevron Corp.	215,923	25,655,971
Concho Resources, Inc.(a)	30,090	2,931,669
ConocoPhillips	197,240	11,854,124
Devon Energy Corp.	18,760	1,058,439
EOG Resources, Inc.	73,717	9,440,936
EQT Corp.	57,274	3,880,313
Exxon Mobil Corp.	397,109	35,783,492
Hess Corp.	125,460	8,984,191
HollyFrontier Corp.	8,394	431,871
Marathon Oil Corp.	839,931	28,322,473
Marathon Petroleum Corp.	233,856	20,953,498
Noble Energy, Inc.	52,723	6,097,942
Occidental Petroleum Corp.	150,940	11,829,168
PBF Energy, Inc.	121,833	4,528,533
Peabody Energy Corp.	50,927	1,077,106
Phillips 66	44,325	3,101,420
Plains Exploration & Production Co.(a)	4,325	205,308
Royal Dutch Shell Plc	77,700	5,062,932
Spectra Energy Corp.	107,640	3,309,930
Suncor Energy, Inc.	404,110	12,127,341
Total SA	314,020	15,066,680
Valero Energy Corp.	181,200	8,242,788

		223,062,064

Paper & Forest Products – 0.5%
Boise Cascade Co.(a)	2,900	98,426
Domtar Corp.	49,227	3,821,000

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	35

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products (concluded)
International Paper Co.	228,125	$10,626,062

		14,545,488

Personal Products – 0.8%
The Estee Lauder Cos., Inc., Class A	376,923	24,134,380
Herbalife Ltd.(b)	3,634	136,093

		24,270,473

Pharmaceuticals – 6.5%
AbbVie, Inc.	539,794	22,012,799
Actavis, Inc.(a)	11,756	1,082,845
Allergan, Inc.	264,509	29,527,140
AstraZeneca Plc	23,800	1,189,524
Bristol-Myers Squibb Co.	91,420	3,765,590
Eli Lilly & Co.	113,625	6,452,764
Hospira, Inc.(a)	27,000	886,410
Johnson & Johnson	315,758	25,743,750
Merck & Co., Inc.	932,570	41,247,571
Pfizer, Inc.	1,194,247	34,465,968
Valeant Pharmaceuticals International, Inc.(a)	114,988	8,626,400
Warner Chilcott Plc, Class A	461,359	6,251,414
Zoetis, Inc.(a)	233,948	7,813,863

		189,066,038

Professional Services – 0.5%
Equifax, Inc.	29,701	1,710,481
Nielsen Holdings NV	80,483	2,882,901
Towers Watson & Co., Class A	17,100	1,185,372
Verisk Analytics, Inc., Class A(a)	132,451	8,162,955

		13,941,709

Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp.	159,647	12,280,047
CommonWealth REIT	32,526	729,883
Federal Realty Investment Trust	46,497	5,023,536
HCP, Inc.	69,081	3,444,379
Potlatch Corp.(b)	90,487	4,149,734
Prologis, Inc.	17,398	695,572
Weyerhaeuser Co.	142,063	4,457,937

		30,781,088

Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.(a)	65,503	2,341,732

Road & Rail – 0.9%
Union Pacific Corp.	176,162	25,087,230

Semiconductors & Semiconductor Equipment – 1.1%
Avago Technologies Ltd.	83,571	3,001,870
Broadcom Corp., Class A	25,000	866,750
Intel Corp.	486,207	10,623,623
KLA-Tencor Corp.	163,325	8,613,761
LSI Corp.(a)	73,077	495,462
Maxim Integrated Products, Inc.	62,562	2,042,649
NXP Semiconductor NV(a)	89,955	2,722,038

36	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Skyworks Solutions, Inc.(a)	8,098	$178,399
Teradyne, Inc.(a)	223,500	3,625,170

		32,169,722

Software – 4.0%
Autodesk, Inc.(a)	86,542	3,568,992
Citrix Systems, Inc.(a)	146,658	10,582,841
Fair Isaac Corp.(b)	14,315	654,052
Microsoft Corp.	2,034,970	58,220,492
Oracle Corp.	697,000	22,540,980
Salesforce.com, Inc.(a)	74,616	13,343,579
Silver Spring Networks, Inc.(a)(b)	1,440	24,955
Splunk, Inc.(a)	177,947	7,123,219
Symantec Corp.(a)	32,800	809,504
TIBCO Software, Inc.(a)	23,580	476,788

		117,345,402

Specialty Retail – 2.6%
CarMax, Inc.(a)	198,951	8,296,257
Foot Locker, Inc.(b)	26,065	892,465
The Home Depot, Inc.	372,865	26,018,520
PetSmart, Inc.	46,750	2,903,175
Ross Stores, Inc.	288,880	17,511,905
Sears Hometown & Outlet Stores, Inc.(a)	14,156	571,195
The TJX Cos., Inc.	391,420	18,298,885

		74,492,402

Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.(b)	55,148	2,756,849
Michael Kors Holdings Ltd.(a)	26,742	1,518,678
NIKE, Inc., Class B	134,145	7,915,896
Ralph Lauren Corp.	88,887	15,049,458
Under Armour Inc., Class A(a)	135,636	6,944,563
VF Corp.	61,790	10,365,273

		44,550,717

Tobacco – 1.4%
Lorillard, Inc.	225,686	9,106,430
Philip Morris International, Inc.	334,109	30,975,246

		40,081,676

Trading Companies & Distributors – 0.4%
MRC Global, Inc.(a)	93,382	3,075,069
United Rentals, Inc.(a)	137,569	7,562,168
W.W. Grainger, Inc.	3,313	745,359

		11,382,596

Water Utilities – 0.3%
American Water Works Co., Inc.	195,765	8,112,502

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp.(a)	85,885	5,981,031

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	37

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services (concluded)
Telephone & Data Systems, Inc.	129,129	$2,720,748

		8,701,779

Total Long-Term Investments (Cost – $ 2,568,596,399) – 98.2%		2,862,027,491

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.17%(c)(d)(e)	70,036,622	70,036,622
BlackRock Cash Funds: Prime, SL Agency Shares,
0.19%(c)(d)(e)	2,511,861	2,511,861

Total Short-Term Securities (Cost – $ 72,548,483) – 2.5%		72,548,483

Total Investments (Cost – $ 2,641,144,882*) – 100.7%		2,934,575,974
Liabilities in Excess of Other Assets – (0.7)%		(22,459,254)

Net Assets – 100.0%		$2,912,116,720

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,678,478,328

Gross unrealized appreciation	$320,236,879
Gross unrealized depreciation	(64,139,233)

Net unrealized appreciation	$256,097,646

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	138,527,226	(66,490,604)	70,036,622	$67,613
BlackRock Cash Funds: Prime, SL Agency Shares	9,485,001	(6,973,140)	2,511,861	$4,323

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
353	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	27,581,655	$248,007

38	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio

•

Fair Value Measurements–Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,862,027,491	–	–	$2,862,027,491
Short-Term Securities:
Money Market Funds	72,548,483	–	–	72,548,483

Total	$2,934,575,974	–	–	$2,934,575,974

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$248,007	–	–	$248,007

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013	39

Schedule of Investments (concluded)	Active Stock Master Portfolio

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$148,107	–	–	$148,107
Cash pledged as collateral for futures	1,587,908	–	–	1,587,908
Liabilities:
Bank overdraft	–	$(46,202)		(46,202)
Collateral on securities loaned at value	–	(17,222,885)		(17,222,885)

Total	$1,736,015	$(17,269,087)	–	$(15,533,072)

There were no transfers between levels during the period ended March 31, 2013.

40	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 6.1%
AGL Energy Ltd.	18,297	$302,716
ALS Ltd.	11,614	127,326
Alumina Ltd.(a)	86,849	100,784
Amcor Ltd.	40,655	393,681
AMP Ltd.	97,925	533,227
APA Group	26,781	166,542
Asciano Ltd.	33,700	196,510
ASX Ltd.	5,948	224,614
Aurizon Holdings Ltd.	60,708	255,238
Australia & New Zealand Banking Group Ltd.	91,059	2,714,351
Bendigo and Adelaide Bank Ltd.	13,570	145,559
BHP Billiton Ltd.	107,574	3,675,503
Boral Ltd.	25,897	132,858
Brambles Ltd.	52,186	462,463
Caltex Australia Ltd.	4,437	99,027
CFS Retail Property Trust	67,659	141,759
Coca-Cola Amatil Ltd.	19,423	295,186
Cochlear Ltd.	1,920	136,325
Commonwealth Bank of Australia	53,884	3,825,357
Computershare Ltd.	15,051	160,421
Crown Ltd.	13,020	167,318
CSL Ltd.	16,796	1,037,643
Dexus Property Group	158,480	172,126
Echo Entertainment Group Ltd.	25,860	94,072
Federation Centres Ltd.	46,574	114,378
Flight Centre Ltd.	1,656	58,110
Fortescue Metals Group Ltd.	48,189	199,400
Goodman Group	56,806	283,799
GPT Group	45,636	176,521
Harvey Norman Holdings Ltd.	16,750	47,779
Iluka Resources Ltd.	14,128	138,786
Incitec Pivot Ltd.	52,704	170,259
Insurance Australia Group Ltd.	69,176	412,464
Leighton Holdings Ltd.	5,294	113,951
Lend Lease Group	18,075	192,718
Macquarie Group Ltd.	10,836	421,318
Metcash Ltd.	30,501	131,745
Mirvac Group	113,527	191,993
National Australia Bank Ltd.	77,816	2,509,506
Newcrest Mining Ltd.	25,654	536,764
Orica Ltd.	12,205	311,824
Origin Energy Ltd.	36,692	510,393
OZ Minerals Ltd.	9,300	51,888
Qantas Airways Ltd.(a)	38,663	72,052
QBE Insurance Group Ltd.	40,058	566,023
Ramsay Health Care Ltd.	4,382	147,413
Rio Tinto Ltd.	14,688	880,556
Santos Ltd.	32,378	420,340
Sims Metal Management Ltd.	5,484	57,605
Sonic Healthcare Ltd.	12,207	177,529
SP AusNet	58,496	72,957
Stockland	73,533	280,482
Suncorp Group Ltd.	43,119	531,879
Sydney Airport	8,404	28,708
Tabcorp Holdings Ltd.	26,023	87,710
Tatts Group Ltd.	46,193	152,682
Telstra Corp. Ltd.	145,185	682,317
Toll Holdings Ltd.	22,837	141,440

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	41

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia (concluded)
Transurban Group	44,098	$293,063
Treasury Wine Estates Ltd.	22,658	134,624
Wesfarmers Ltd.	33,589	1,409,684
Westfield Group	71,524	809,947
Westfield Retail Trust	96,352	303,186
Westpac Banking Corp.	103,162	3,318,180
Whitehaven Coal Ltd.	15,696	34,880
Woodside Petroleum Ltd.	22,096	827,748
Woolworths Ltd.	41,119	1,450,890
WorleyParsons Ltd.	7,201	186,118

		35,202,215

Austria – 0.2%
Andritz AG	2,369	159,456
Erste Group Bank AG(a)	7,442	208,250
IMMOFINANZ AG	30,526	115,800
OMV AG	5,021	214,081
Raiffeisen Bank International AG	1,490	50,804
Telekom Austria AG	7,663	50,325
Verbund AG	1,950	42,367
Vienna Insurance Group AG	1,266	61,444
Voestalpine AG	3,832	117,922

		1,020,449

Belgium – 0.8%
Ageas	7,779	264,019
Anheuser-Busch InBev NV	26,952	2,679,401
Belgacom SA	5,135	127,831
Colruyt SA	2,545	123,017
Delhaize Group	3,536	193,022
Groupe Bruxelles Lambert SA	2,782	213,088
KBC Groep NV	7,983	276,794
Solvay SA	2,009	272,604
Telenet Group Holding NV	1,660	82,230
UCB SA	3,737	239,046
Umicore SA	3,733	175,578

		4,646,630

Brazil – 2.8%
AES Tiete SA, Preference Shares	3,700	35,871
All America Latina Logistica SA	14,200	70,940
Amil Participacoes SA	4,300	67,253
Anhanguera Educacional Participacoes SA	4,000	64,500
Arteris SA	4,200	47,179
Banco Bradesco SA	20,130	350,485
Banco Bradesco SA, Preference Shares	65,890	1,112,670
Banco do Brasil SA	19,400	263,407
Banco do Estado do Rio Grande do Sul, Preference Shares	5,700	49,396
Banco Santander (Brasil) SA	25,800	186,446
BM&F Bovespa SA	59,900	404,133
BR Malls Participacoes SA	13,100	163,029
BR Properties SA	5,700	63,155
Bradespar SA, Preference Shares	7,900	102,887
Braskem SA, Preference ‘A’ Shares	4,300	29,033
BRF - Brasil Foods SA	22,000	485,334
CCR SA	29,700	301,745
Centrais Eletricas Brasileiras SA	7,400	25,585
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	7,500	47,114
CETIP SA - Mercados Organizados	6,400	75,976

42	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (continued)
Cia de Bebidas das Americas	4,900	$200,392
Cielo SA	9,900	291,511
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	4,100	216,610
Companhia de Bebidas das Americas, Preference Shares	25,200	1,051,153
Companhia de Saneamento Basico do Estado de Sao Paulo(a)	3,700	176,426
Companhia de Saneamento de Minas Gerais-COPASA	1,900	46,379
Companhia Energetica de Minas Gerais, Preference Shares	16,100	188,100
Companhia Energetica de Sao Paulo, Preference ‘B’ Shares	5,200	52,342
Companhia Hering SA	5,000	89,281
Companhia Paranaense de Energia, Preference ‘B’ Shares	3,400	52,017
Companhia Siderurgica Nacional SA	24,800	111,997
Cosan SA Industria e Comercio	3,800	85,221
CPFL Energia SA	7,800	81,407
Cyrela Brazil Realty SA	9,200	78,862
Diagnosticos da America SA	7,500	43,367
Duratex SA	9,100	73,369
EcoRodovias Infraestrutura e Logistica SA	5,600	48,169
EDP - Energias do Brasil SA	7,100	44,320
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	2,600	12,719
Embraer SA	18,600	165,603
Fibria Celulose SA(a)	8,800	106,208
Gerdau SA, Preference Shares	29,300	225,507
Hypermarcas SA(a)	12,100	95,103
Itau Unibanco Holding SA, Preference Shares	76,500	1,361,842
Itausa - Investimentos Itau SA, Preference Shares	85,740	447,424
JBS SA(a)	13,700	46,080
Klabin SA, Preference Shares	15,500	106,952
Kroton Educacional SA	6,300	80,865
Light SA	1,300	12,861
Localiza Rent a Car SA	4,800	85,710
Lojas Americanas SA	4,800	39,507
Lojas Americanas SA, Preference Shares	12,656	108,925
Lojas Renner SA	4,100	153,357
Marcopolo SA, Preference Shares	6,700	47,557
Metalurgica Gerdau SA, Preference Shares	8,800	84,879
MPX Energia SA(a)	3,900	18,326
MRV Engenharia e Participacoes SA	11,900	49,385
Multiplan Empreendimentos Imobiliarios SA	2,300	65,984
Multiplus SA	1,200	17,688
Natura Cosmeticos SA	5,800	141,665
Odontoprev SA	9,300	42,551
OGX Petroleo e Gas Participacoes SA(a)	41,400	47,304
Oi SA	7,005	24,081
Oi SA, Preference Shares	29,697	89,604
PDG Realty SA Empreendimentos e Participacoes	37,100	57,071
Petroleo Brasileiro SA	98,200	818,455
Petroleo Brasileiro SA, Preference Shares	142,200	1,290,681
Porto Seguro SA	4,100	57,331
Qualicorp SA(a)	7,200	72,331
Raia Drogasil SA	6,100	65,022
Souza Cruz SA	12,400	181,182
Sul America SA	3,308	33,036
Telefonica Brasil SA, Preference Shares	9,900	264,186
Tim Participacoes SA	28,440	125,481
Totvs SA	4,100	84,040
Tractebel Energia SA	5,400	92,791
Ultrapar Participacoes SA	11,000	278,033
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	13,700	73,322
Vale SA	40,700	702,592
Vale SA, Preference ‘A’ Shares	70,200	1,154,201

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	43

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (concluded)
WEG SA	7,000	$90,162

		15,994,665

Canada – 7.2%
Agnico-Eagle Mines Ltd.	5,807	237,863
Agrium, Inc.	5,041	490,869
Alimentation Couche Tard, Inc.	4,630	250,593
ARC Resources Ltd.	9,813	258,902
Athabasca Oil Corp.(a)	9,598	85,762
Bank of Montreal	21,869	1,374,525
Bank of Nova Scotia	39,530	2,296,882
Barrick Gold Corp.	33,510	982,934
Baytex Energy Corp.	4,254	178,013
BCE, Inc.	8,597	401,075
Bell Aliant, Inc.	2,381	63,053
Bombardier, Inc.	46,328	183,527
Bonavista Energy Corp.	5,243	76,998
Brookfield Asset Management Inc., Class A	18,959	691,417
Brookfield Office Properties, Inc.	9,145	156,777
CAE, Inc.	8,200	80,041
Cameco Corp.	13,225	274,042
Canadian Imperial Bank of Commerce	13,647	1,068,901
Canadian National Railway Co.	14,497	1,454,973
Canadian Natural Resources Ltd.	36,723	1,175,728
Canadian Oil Sands Ltd.	16,258	334,653
Canadian Pacific Railway Ltd.	5,838	760,610
Canadian Tire Corp. Ltd., Class A	2,535	182,680
Canadian Utilities Ltd.	1,944	153,850
Catamaran Corp.(a)	6,897	364,952
Cenovus Energy, Inc.	25,308	782,650
Centerra Gold, Inc.	5,690	33,839
CGI Group Inc., Class A(a)	6,665	180,891
CI Financial Corp.	5,145	142,116
Crescent Point Energy Corp.	12,549	473,070
Dollarama, Inc.	2,342	150,171
Eldorado Gold Corp.	21,719	207,305
Empire Co. Ltd.	1,057	68,731
Enbridge, Inc.	25,526	1,186,847
Encana Corp.	24,675	479,286
Enerplus Corp.	6,844	99,838
Finning International, Inc.	5,714	142,162
First Quantum Minerals Ltd.	18,765	356,375
Fortis, Inc.	6,512	218,603
Franco-Nevada Corp.	4,961	226,130
George Weston Ltd.	1,765	131,043
Gildan Activewear, Inc.	3,890	154,981
Goldcorp, Inc.	27,182	913,281
Great-West Lifeco, Inc.	9,527	255,009
H&R Real Estate Investment Trust	3,432	78,909
Husky Energy, Inc.	11,420	327,344
IAMGOLD Corp.	12,037	86,731
IGM Financial, Inc.	3,433	154,456
Imperial Oil Ltd.	9,936	405,527
Industrial Alliance Insurance & Financial Services, Inc.	3,282	120,530
Intact Financial Corp.	4,458	272,791
Kinross Gold Corp.	37,480	296,215
Loblaw Cos. Ltd.	3,821	160,532
Magna International Inc., Class A	7,455	437,568
Manulife Financial Corp.	60,464	889,159
MEG Energy Corp.(a)	4,845	155,309

44	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (concluded)
Metro Inc., Class A	3,334	$208,600
National Bank of Canada	5,553	407,264
New Gold, Inc. (a)	15,265	138,650
Onex Corp.	3,190	151,896
Open Text Corp.(a)	2,027	119,631
Osisko Mining Corp.(a)	13,559	80,370
Pacific Rubiales Energy Corp.	10,229	215,580
Pan American Silver Corp.	4,574	75,087
Pembina Pipeline Corp.	9,756	307,842
Pengrowth Energy Corp.	16,462	83,823
Penn West Petroleum Ltd.	15,576	167,197
Potash Corp. of Saskatchewan, Inc.	28,838	1,131,069
Power Corp. of Canada	11,632	312,153
Power Financial Corp.	8,341	245,483
Research In Motion Ltd.(a)	15,889	235,688
RioCan Real Estate Investment Trust	4,877	133,275
Ritchie Bros Auctioneers, Inc.	2,834	61,622
Rogers Communications, Inc., Class B	12,865	656,212
Royal Bank of Canada	48,398	2,911,587
Saputo, Inc.	4,367	221,419
Shaw Communications, Inc., Class B	13,082	323,546
Shoppers Drug Mart Corp.	6,906	295,099
Silver Wheaton Corp.	11,916	372,485
SNC-Lavalin Group, Inc.	5,160	215,672
Sun Life Financial, Inc.	19,934	543,174
Suncor Energy, Inc.	51,260	1,533,819
Talisman Energy, Inc.	34,399	419,970
Teck Resources Ltd., Class B	19,442	546,585
TELUS Corp.	3,871	266,971
Thomson Reuters Corp.	12,706	411,668
Tim Hortons, Inc.	5,283	286,714
The Toronto-Dominion Bank	30,795	2,560,347
Tourmaline Oil Corp.(a)	4,506	173,986
TransAlta Corp.	8,535	124,589
TransCanada Corp.	23,684	1,129,140
Turquoise Hill Resources Ltd.(a)	12,289	78,158
Valeant Pharmaceuticals International, Inc.(a)	9,515	713,274
Vermilion Energy, Inc.	3,210	165,975
Yamana Gold, Inc.	24,938	383,643

		41,576,282

Chile – 0.4%
AES Gener SA	68,285	46,744
Aguas Andinas SA	76,400	61,503
Banco de Chile	683,275	107,553
Banco de Chile(a)	22,524	3,403
Banco de Credito e Inversiones	969	71,063
Banco Santander Chile	2,352,152	166,442
CAP SA	2,285	73,978
Cencosud SA	38,811	241,070
Colbun SA(a)	236,935	72,383
Companhia Cervecerias Unidas SA	3,641	60,448
CorpBanca	4,866,076	66,753
E.CL SA, Class S	19,454	41,425
Embotelladora Andina SA, Preference ‘B’ Shares	6,575	44,047
Empresa Nacional de Electricidad SA	114,740	202,495
Empresas CMPC SA	37,136	135,134
Empresas COPEC SA	15,813	230,013
Enersis SA	673,601	260,096
ENTEL Chile SA	3,551	75,033

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	45

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile (concluded)
LATAM Airlines Group SA	9,278	$200,534
SACI Falabella	16,743	201,008
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	2,937	162,442
Vina Concha y Toro SA	14,285	28,765

		2,552,332

China – 3.8%
Agile Property Holdings Ltd.	44,000	52,643
Agricultural Bank of China Ltd., Class H	724,000	348,376
Air China Ltd., Class H	62,000	55,230
Airtac International Group	2,000	10,260
Aluminum Corp. of China Ltd., Class H(a)	136,000	52,702
Angang Steel Co. Ltd.(a)	26,000	14,307
Anhui Conch Cement Co. Ltd., Class H	42,000	140,016
AviChina Industry & Technology Co. Ltd.	72,000	35,473
Bank of China Ltd., Class H	2,525,000	1,174,657
Bank of Communications Co. Ltd., Class H	294,700	221,249
BBMG Corp.	39,500	32,360
Beijing Capital International Airport Co. Ltd.	64,000	46,718
Beijing Enterprises Holdings Ltd.	17,500	134,958
Belle International Holdings Ltd.	156,000	260,625
Brilliance China Automotive Holdings Ltd.(a)	86,000	101,555
Byd Co. Ltd., Class H(a)	18,000	57,667
China Agri-Industries Holdings Ltd.	61,100	31,563
China BlueChemical Ltd., Class H	48,000	29,842
China Citic Bank Corp. Ltd., Class H	252,000	151,924
China Coal Energy Co. Ltd., Class H	139,000	124,448
China Communications Construction Co. Ltd., Class H	153,000	142,859
China Communications Services Corp. Ltd.	72,000	46,611
China Construction Bank Corp., Class H	2,415,000	1,979,404
China COSCO Holdings Co. Ltd., Class H(a)	92,500	43,812
China Foods Ltd.	18,000	10,340
China International Marine Containers Group Co. Ltd.(a)	17,700	29,243
China Life Insurance Co. Ltd., Class H	249,000	649,570
China Longyuan Power Group Corp., Class H	91,000	82,822
China Mengniu Dairy Co. Ltd.	43,000	123,380
China Merchants Bank Co. Ltd., Class H	131,500	279,400
China Merchants Holdings International Co. Ltd.	38,000	125,144
China Minsheng Banking Corp. Ltd., Class H	176,000	225,120
China Mobile Ltd.	201,500	2,136,952
China National Building Material Co. Ltd., Class H	98,000	123,908
China Oilfield Services Ltd., Class H	52,000	109,280
China Overseas Land & Investment Ltd.	138,000	381,622
China Pacific Insurance Group Co. Ltd., Class H	88,400	291,934
China Petroleum & Chemical Corp., Class H	658,000	771,556
China Railway Construction Corp. Ltd.	71,000	67,554
China Railway Group Ltd.	145,000	74,025
China Resources Cement Holdings Ltd.	64,000	36,372
China Resources Enterprise Ltd.	38,000	112,902
China Resources Land Ltd.	68,000	190,645
China Resources Power Holdings Co. Ltd.	64,000	191,686
China Shanshui Cement Group Ltd.	59,000	34,042
China Shenhua Energy Co. Ltd., Class H	114,000	415,900
China Shipping Container Lines Co. Ltd.(a)	122,000	33,173
China Shipping Development Co. Ltd.	52,000	25,358
China Southern Airlines Co. Ltd.	70,000	40,063
China Taiping Insurance Holdings Co. Ltd.(a)	26,200	44,774
China Telecom Corp. Ltd., Class H	468,000	236,873
China Unicom Hong Kong Ltd.	162,000	218,292
China Vanke Co. Ltd.	39,500	76,320

46	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
Chongqing Rural Commercial Bank	79,000	$42,404
Citic Pacific Ltd.	47,000	61,242
CITIC Securities Co. Ltd.	35,000	75,900
CNOOC Ltd.	599,000	1,151,693
COSCO Pacific Ltd.	56,000	81,076
Country Garden Holdings Co. Ltd.(a)	142,129	71,259
CSR Corp. Ltd.	63,000	44,895
Daphne International Holdings Ltd.	26,000	32,769
Datang International Power Generation Co. Ltd.	106,000	46,865
Dongfang Electric Corp. Ltd.	13,600	22,612
Dongfeng Motor Group Co. Ltd., Class H	92,000	129,671
ENN Energy Holdings Ltd.	24,000	132,904
Evergrande Real Estate Group Ltd.	205,000	83,067
GCL-Poly Energy Holdings Ltd.	256,000	52,441
Golden Eagle Retail Group Ltd.	22,000	39,755
GOME Electrical Appliances Holding Ltd.(a)	283,000	31,066
Great Wall Motor Co. Ltd.	35,000	119,105
Guangzhou Automobile Group Co. Ltd., Class H	78,000	66,235
Guangzhou R&F Properties Co. Ltd.	32,400	54,522
Haitong Securities Co. Ltd.(a)	35,200	48,504
Hengan International Group Co. Ltd.	24,500	240,328
Huabao International Holdings Ltd.	56,000	24,323
Huaneng Power International, Inc., Class H	110,000	117,409
Industrial & Commercial Bank of China Ltd., Class H	2,183,000	1,535,129
Inner Mongolia Yitai Coal Co.	17,900	102,048
Intime Department Store Group Co. Ltd.	37,000	42,146
Jiangsu Expressway Co. Ltd.	34,000	34,087
Jiangxi Copper Co. Ltd., Class H	49,000	108,653
Kingboard Chemical Holdings Ltd.	18,500	52,835
Kunlun Energy Co. Ltd.	110,000	234,331
Lenovo Group Ltd.	214,000	213,420
Longfor Properties Co. Ltd.	48,500	80,470
New China Life Insurance Co. Ltd.	17,000	58,124
Parkson Retail Group Ltd.	50,000	29,803
People’s Insurance Co. Group of China Ltd.(a)	133,000	70,883
PetroChina Co. Ltd., Class H	706,000	929,605
PICC Property & Casualty Co. Ltd., Class H	86,800	111,877
Ping An Insurance (Group) Co. of China Ltd., Class H	63,500	493,890
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	43,487
Shanghai Electric Group Co. Ltd., Class H	104,000	40,630
Shanghai Industrial Holdings Ltd.	17,000	53,583
Shanghai Pharmaceuticals Holding Co. Ltd.	20,300	44,670
Shimao Property Holdings Ltd.	44,500	85,790
Shougang Fushan Resources Group Ltd.	102,000	45,623
Sinopec Shanghai Petrochemical Co. Ltd.	82,000	36,138
Sinopharm Group Co. Ltd., Class H	24,400	78,836
Soho China Ltd.	65,000	54,364
Tencent Holdings Ltd.	34,200	1,093,753
Tingyi Cayman Islands Holding Corp.	64,000	167,253
Tsingtao Brewery Co. Ltd.	10,000	63,800
Uni-President China Holdings Ltd.	38,000	43,482
Want Want China Holdings Ltd.	201,000	309,598
Weichai Power Co. Ltd., Class H	14,200	47,457
Wumart Stores, Inc.	18,000	32,536
Yanzhou Coal Mining Co. Ltd., Class H	70,000	94,980
Zhaojin Mining Industry Co. Ltd., Class H	31,500	42,517
Zhejiang Expressway Co. Ltd.	40,000	31,642
Zhongsheng Group Holdings Ltd.	17,500	21,249
Zhuzhou CSR Times Electric Co. Ltd.	17,000	48,414
Zijin Mining Group Co. Ltd., Class H	198,000	65,624
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,400	55,007

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	47

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
ZTE Corp., Class H	16,200	$28,102

		21,923,390

Colombia – 0.3%
Almacenes Exito SA	6,181	111,766
Banco Davivienda SA, Preference Shares	3,212	45,760
Bancolombia SA	6,940	109,519
Bancolombia SA, Preference Shares	12,122	192,624
Cementos Argos SA	12,109	57,725
Corp. Financiera Colombiana SA	2,111	40,786
Corp. Financiera Colombiana SA(a)	56	1,082
Ecopetrol SA	168,956	467,522
Grupo Argos SA	9,358	111,578
Grupo Argos SA, Preference Shares	243	2,895
Grupo Aval Acciones y Valores SA, Preference Shares	37,834	26,743
Grupo de Inversiones Suramericana SA	8,103	173,160
Grupo de Inversiones Suramericana SA, Preference Shares	1,920	41,240
Interconexion Electrica SA	11,670	57,551
Isagen SA ESP	27,340	38,051

		1,478,002

Czech Republic – 0.1%
CEZ AS	5,363	157,224
Komercni Banka AS	478	91,344
Telefonica Czech Republic AS	3,413	51,513

		300,081

Denmark – 0.8%
A.P. Moller - Maersk A/S, Class A	45	353,184
A.P. Moller - Maersk A/S, Class B	18	135,045
Carlsberg A/S, Class B	3,647	355,561
Coloplast A/S, Class B	3,987	214,837
Danske Bank A/S(a)	22,340	400,540
DSV A/S	6,613	160,036
Novo Nordisk A/S, Class B	13,656	2,201,103
Novozymes A/S, Class B	8,257	280,377
TDC A/S	23,530	181,108
Tryg A/S	873	70,614
William Demant Holding A/S(a)	992	83,142

		4,435,547

Egypt – 0.1%
Commercial International Bank SAE	20,872	93,973
Egyptian Financial Group-Hermes Holding(a)	7,477	11,049
Egyptian Kuwaiti Holding Co. SAE	23,766	28,519
National Societe Generale Bank SAE	2,259	10,191
Orascom Construction Industries(a)	2,890	102,505
Orascom Telecom Holding SAE(a)	83,158	53,923
Talaat Moustafa Group(a)	21,069	11,679
Telecom Egypt Co.	12,924	25,161

		337,000

Finland – 0.5%
Elisa OYJ	5,101	94,923
Fortum OYJ	15,032	303,207
Kesko OYJ, Class B	2,322	72,714
Kone OYJ, Class B	5,244	413,458

48	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Finland (concluded)
Metso OYJ	4,447	$190,004
Neste Oil OYJ	4,026	56,894
Nokia OYJ	125,389	407,866
Nokian Renkaat OYJ	3,650	162,833
Orion OYJ, Class B	3,083	81,120
Pohjola Bank Plc, Class A	5,049	73,840
Sampo OYJ, Class A	14,114	544,344
Stora Enso OYJ, Class R	19,332	125,150
UPM-Kymmene OYJ	18,052	201,899
Wartsila OYJ	5,667	255,447

		2,983,699

France – 5.9%
Accor SA	4,782	166,308
Aeroports de Paris	897	76,116
Air Liquide SA	10,380	1,262,472
ALSTOM SA	7,203	293,786
ArcelorMittal	34,056	442,420
Arkema	2,012	183,346
AtoS	1,845	127,131
AXA SA	58,956	1,018,802
BNP Paribas SA	33,758	1,735,693
Bouygues SA	6,290	170,823
Bureau Veritas SA	1,867	232,422
Cap Gemini SA	5,169	235,541
Carrefour SA	20,184	552,885
Casino Guichard-Perrachon SA	1,817	191,049
Christian Dior SA	1,810	300,429
CNP Assurances	4,986	68,519
Compagnie de Saint-Gobain	13,290	493,487
Compagnie Generale de Geophysique-Veritas(a)	5,381	121,359
Compagnie Generale des Etablissements Michelin, Class B	6,075	508,949
Credit Agricole SA(a)	33,644	277,712
Danone SA	19,365	1,348,314
Dassault Systemes SA	2,093	242,151
Edenred	5,471	179,297
EDF SA	8,126	155,871
Essilor International SA	6,747	750,754
Eurazeo	1,158	58,801
Eutelsat Communications SA	4,494	158,533
Fonciere Des Regions	824	64,574
France Telecom SA	61,995	628,163
GDF Suez	44,336	851,706
Gecina SA	673	78,197
Groupe Eurotunnel SA	18,751	149,479
Icade	800	70,022
Iliad SA	753	160,175
Imerys SA	1,075	70,045
JC Decaux SA	2,294	62,928
Klepierre	3,327	130,826
L’Oreal SA	8,069	1,280,128
Lafarge SA	6,273	417,630
Lagardere S.C.A.	4,027	148,420
Legrand SA	7,851	342,508
LVMH Moet Hennessy Louis Vuitton SA	8,472	1,455,521
Natixis	31,235	118,825
Pernod-Ricard SA	7,111	886,267
Peugeot SA(a)	7,509	54,458
PPR SA	2,513	552,659
Publicis Groupe	6,032	404,845

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	49

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Remy Cointreau SA	767	$88,640
Renault SA	6,419	402,699
Rexel SA	4,746	103,626
Safran SA	7,606	339,452
Sanofi	39,783	4,057,137
Schneider Electric SA	17,571	1,284,887
SCOR SE	5,339	153,580
SES SA	10,811	339,060
Societe BIC SA	887	103,052
Societe Generale SA(a)	23,544	775,111
Sodexo	3,128	291,558
Suez Environnement Co.	9,730	124,064
Technip SA	3,420	350,776
Thales SA	2,780	117,644
Total SA	71,087	3,404,513
Unibail-Rodamco SE	2,885	671,928
Unibail-Rodamco SE	237	55,198
Vallourec SA	3,344	160,860
Veolia Environnement SA	11,432	144,854
Vinci SA	15,372	693,833
Vivendi SA	44,188	914,130
Wendel SA	1,112	117,748
Zodiac Aerospace	1,135	132,305

		34,107,001

Germany – 5.5%
Adidas AG	7,028	730,529
Allianz AG, Registered Shares	15,255	2,079,521
Axel Springer AG	1,426	61,951
BASF SE	30,723	2,697,460
Bayer AG, Registered Shares	27,683	2,860,825
Bayerische Motoren Werke AG	11,195	968,760
Bayerische Motoren Werke AG, Preference Shares	1,607	102,870
Beiersdorf AG	3,364	310,904
Brenntag AG	1,718	268,629
Celesio AG	3,136	59,001
Commerzbank AG(a)	129,411	190,635
Continental AG	3,695	442,868
Daimler AG, Registered Shares	30,403	1,658,039
Deutsche Bank AG, Registered Shares	31,174	1,218,744
Deutsche Boerse AG	6,494	393,931
Deutsche Lufthansa AG, Registered Shares	7,731	151,208
Deutsche Post AG, Registered Shares	30,354	700,477
Deutsche Telekom AG, Registered Shares	94,103	996,167
E.ON AG	60,359	1,056,108
Fraport AG	1,167	65,511
Fresenius Medical Care AG & Co. KGaA	7,128	481,929
Fresenius SE & Co. KGaA	4,200	518,921
GEA Group AG	5,969	197,143
Hannover Rueckversicherung AG, Registered Shares	1,966	154,779
HeidelbergCement AG	4,775	344,298
Henkel AG & Co. KGaA	4,230	334,330
Henkel AG & Co. KGaA, Preference Shares	6,043	582,168
Hochtief AG(a)	925	60,312
Hugo Boss AG	862	96,797
Infineon Technologies AG	36,053	285,254
K+S AG	5,786	269,734
Kabel Deutschland Holding AG	3,020	278,806
Lanxess AG	2,842	202,022
Linde AG	6,195	1,153,948

50	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
MAN SE	1,422	$153,209
Merck KGaA	2,158	325,939
Metro AG	4,514	128,485
Muenchener Rueckversicherungs AG, Registered Shares	5,991	1,122,837
Porsche Automobil Holding SE, Preference Shares	5,125	375,477
ProSiebenSat.1 Media AG, Preference Shares	3,590	128,497
RWE AG	16,403	612,315
RWE AG, Non-Voting Preference Shares	1,340	48,138
Salzgitter AG	1,368	54,977
SAP AG	30,861	2,481,976
Siemens AG, Registered Shares	27,992	3,017,393
Suedzucker AG	2,792	118,003
ThyssenKrupp AG(a)	13,028	265,597
United Internet AG	3,253	79,195
Volkswagen AG	948	178,791
Volkswagen AG, Preference Shares	4,873	970,532

		32,035,940

Greece – 0.0%
Coca Cola Hellenic Bottling Co. SA	6,773	181,582
OPAP SA	7,104	55,955

		237,537

Hong Kong – 2.3%
AIA Group Ltd.	403,600	1,774,325
Anta Sports Products Ltd.	32,000	27,426
ASM Pacific Technology Ltd.	7,200	79,253
Bank of East Asia Ltd.	44,600	176,430
BOC Hong Kong Holdings Ltd.	126,000	421,377
Bosideng International Holdings Ltd.	104,000	32,371
Cathay Pacific Airways Ltd.	39,000	66,877
Cheung Kong Holdings Ltd.	47,000	696,194
Cheung Kong Infrastructure Holdings Ltd.	18,000	123,681
China Everbright Ltd.	30,000	47,822
China Gas Holdings Ltd.	102,000	101,864
China Resources Gas Group Ltd.	32,000	89,067
China State Construction International Holdings Ltd.	60,000	82,335
CLP Holdings Ltd.	60,500	530,307
Dah Chong Hong Holdings Ltd.	29,000	27,527
Far East Horizon Ltd.	35,000	23,163
First Pacific Co., Ltd	74,000	100,301
Fosun International Ltd.	46,000	31,359
Franshion Properties China Ltd.	90,000	29,505
Galaxy Entertainment Group Ltd.(a)	71,000	297,699
Geely Automobile Holdings Ltd.	145,000	70,718
Greentown China Holdings Ltd.(a)	21,000	39,644
Guangdong Investment Ltd.	84,000	73,858
Haier Electronics Group Co. Ltd.(a)	26,000	41,489
Hang Lung Properties Ltd.	76,000	284,502
Hang Seng Bank Ltd.	26,200	420,919
Henderson Land Development Co. Ltd.	34,000	233,195
HKT Trust and HKT Ltd.	81,000	81,149
Hong Kong & China Gas Co. Ltd.	175,600	512,977
Hong Kong Exchanges & Clearing Ltd.	28,100	480,115
Hopewell Holdings Ltd.	18,500	75,091
Hutchison Whampoa Ltd.	72,000	752,689
Hysan Development Co. Ltd.	22,000	111,362
Kerry Properties Ltd.	25,500	113,498
Lee & Man Paper Manufacturing Ltd.	71,000	55,806

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	51

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Li & Fung Ltd.	198,000	$273,682
The Link REIT	77,500	422,644
MGM China Holdings Ltd.	33,200	71,181
Minmetals Resources Ltd.(a)	36,000	13,272
MTR Corp.	50,500	200,952
New World Development Co. Ltd.	127,000	215,819
Nine Dragons Paper Holdings Ltd.	59,000	55,712
NWS Holdings Ltd.	51,000	90,898
Orient Overseas International Ltd.	8,000	54,178
PCCW Ltd.	141,000	65,499
Poly Hong Kong Investments Ltd.(a)	74,000	47,008
Power Assets Holdings Ltd.	47,000	444,150
Sands China Ltd.	81,600	424,554
Shangri-La Asia Ltd.	52,000	102,094
Shui On Land Ltd.	83,000	35,799
Sihuan Pharmaceutical Holdings Group Ltd.	70,000	34,691
Sino Land Co. Ltd.	100,800	171,540
Sino-Ocean Land Holdings Ltd.	104,000	62,906
SJM Holdings Ltd.	66,000	165,200
Sun Art Retail Group Ltd.	82,500	114,914
Sun Hung Kai Properties Ltd.	53,000	715,129
Swire Pacific Ltd. Class A	23,500	300,172
Swire Properties Ltd.	42,400	150,781
Wharf Holdings Ltd.	51,000	456,051
Wheelock & Co. Ltd.	33,000	176,180
Wing Hang Bank Ltd.	6,000	63,867
Wynn Macau Ltd.(a)	53,200	141,731
Yingde Gases	28,000	31,260
Yue Yuen Industrial Holdings Ltd.	27,000	88,207
Yuexiu Property Co. Ltd.	154,000	44,556

		13,340,522

Hungary – 0.0%
Magyar Telekom Telecommunications Plc	11,226	19,530
MOL Hungarian Oil & Gas Plc	1,285	90,254
OTP Bank Plc	7,840	141,639

		251,423

Indonesia – 0.7%
PT Adaro Energy Tbk	469,000	63,383
PT Astra Agro Lestari Tbk	11,500	21,934
PT Astra International Tbk	681,000	554,675
PT Bank Central Asia Tbk	415,500	487,913
PT Bank Danamon Indonesia Tbk	106,000	70,324
PT Bank Mandiri Tbk	317,500	327,331
PT Bank Negara Indonesia Persero Tbk	257,500	133,905
PT Bank Rakyat Indonesia Persero Tbk	377,000	340,139
PT Bukit Asam Persero Tbk	29,500	43,784
PT Bumi Resources Tbk	567,500	40,408
PT Charoen Pokphand Indonesia Tbk	250,500	130,144
PT Global Mediacom Tbk	245,200	58,721
PT Gudang Garam Tbk	15,500	78,113
PT Indo Tambangraya Megah Tbk	15,500	56,705
PT Indocement Tunggal Prakarsa Tbk	50,500	121,203
PT Indofood Sukses Makmur Tbk	153,500	117,634
PT Indosat Tbk	52,000	34,783
PT Jasa Marga Persero Tbk	71,000	43,495
PT Kalbe Farma Tbk	800,500	102,047
PT Media Nusantara Citra Tbk	133,562	38,869

52	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
PT Perusahaan Gas Negara Persero Tbk	369,000	$226,038
PT Semen Gresik Persero Tbk	103,500	188,720
PT Telekomunikasi Indonesia Persero Tbk	338,500	383,493
PT Unilever Indonesia Tbk	53,500	125,519
PT United Tractors Tbk	58,000	109,041
PT XL Axiata Tbk	82,000	44,328

		3,942,649

Ireland – 0.2%
CRH Plc	833	18,439
CRH Plc	23,113	510,352
Elan Corp. Plc(a)	3,662	42,100
Elan Corp. Plc(a)	12,592	145,904
James Hardie Industries SE	14,708	154,209
Kerry Group Plc	1,139	67,882
Kerry Group Plc	3,566	212,479

		1,151,365

Israel – 0.4%
Bank Hapoalim BM(a)	35,522	160,999
Bank Leumi Le-Israel BM(a)	42,476	149,863
Bezeq The Israeli Telecommunication Corp., Ltd.	66,955	92,709
Delek Group Ltd.	139	39,072
Israel Chemicals Ltd.	14,363	185,681
The Israel Corp. Ltd.	71	53,862
Mellanox Technologies Ltd.(a)	1,155	63,765
Mizrahi Tefahot Bank Ltd.(a)	4,765	50,788
NICE Systems Ltd.(a)	1,835	67,322
Teva Pharmaceutical Industries Ltd.	29,985	1,189,111

		2,053,172

Italy – 1.3%
Assicurazioni Generali SpA	38,895	608,938
Atlantia SpA	10,997	174,168
Banca Monte dei Paschi di Siena SpA(a)	228,519	54,541
Banco Popolare(a)	63,210	80,075
Enel Green Power SpA	55,287	103,897
Enel SpA	219,201	718,719
ENI SpA	84,820	1,898,916
Exor SpA	2,015	56,477
Fiat Industrial SpA	28,540	321,848
Fiat SpA(a)	29,350	156,777
Finmeccanica SpA(a)	14,484	69,868
Intesa Sanpaolo SpA	337,085	496,644
Intesa Sanpaolo SpA, Risparmio Shares	33,178	42,036
Luxottica Group SpA	5,468	274,536
Mediobanca SpA	17,896	91,476
Pirelli & C SpA	7,140	75,114
Prysmian SpA	6,717	138,578
Saipem SpA	8,895	273,381
Snam SpA	56,298	257,172
Telecom Italia SpA	329,586	232,450
Telecom Italia SpA, Risparmio Shares	180,751	111,435
Tenaris SA	15,749	320,720
Terna SpA	42,377	175,883
UniCredit SpA(a)	135,845	583,086

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	53

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Unione di Banche Italiane ScpA	29,998	$111,118

		7,427,853

Japan – 14.1%
ABC-Mart, Inc.	900	34,259
Acom Co. Ltd.(a)	1,380	39,548
Advantest Corp.	4,700	67,171
Aeon Co. Ltd.	20,300	261,887
Aeon Credit Service Co., Ltd.	2,100	59,624
Aeon Mall Co., Ltd.	2,400	72,678
Air Water, Inc.	5,000	71,777
Aisin Seiki Co. Ltd.	6,500	238,108
Ajinomoto Co. Inc.	22,000	330,537
Alfresa Holdings Corp.	1,300	70,259
All Nippon Airways Co. Ltd.	40,000	81,546
Amada Co. Ltd.	11,000	73,466
Aozora Bank Ltd.	39,000	109,323
Asahi Glass Co. Ltd.	34,000	232,852
Asahi Group Holdings Ltd.	13,100	312,825
Asahi Kasei Corp.	41,000	273,391
Asics Corp.	5,300	88,690
Astellas Pharma, Inc.	14,900	800,531
The Bank of Kyoto Ltd.	11,000	107,220
The Bank of Yokohama Ltd.	42,000	243,045
Benesse Holdings, Inc.	2,400	103,079
Bridgestone Corp.	21,800	733,765
Brother Industries Ltd.	8,400	87,764
Calbee, Inc.	600	48,609
Canon, Inc.	37,900	1,368,231
Casio Computer Co. Ltd.(a)	6,800	52,347
Central Japan Railway Co.	4,800	505,585
The Chiba Bank Ltd.	26,000	186,345
Chiyoda Corp.	6,000	66,829
Chubu Electric Power Co. Inc.	21,600	264,438
Chugai Pharmaceutical Co. Ltd.	7,200	163,066
The Chugoku Bank Ltd.	5,000	81,599
The Chugoku Electric Power Co. Inc.	10,100	134,588
Citizen Holdings Co. Ltd.	8,400	44,060
Coca-Cola West Co. Ltd.	2,200	38,380
Cosmo Oil Co. Ltd.(a)	19,000	39,945
Credit Saison Co. Ltd.	5,400	134,398
Dai Nippon Printing Co. Ltd.	20,000	188,150
The Dai-ichi Life Insurance Co. Ltd.	285	382,804
Daicel Chemical Corp.	10,000	79,210
Daido Steel Co. Ltd.	9,000	48,928
Daihatsu Motor Co. Ltd.	6,000	124,358
Daiichi Sankyo Co. Ltd.	22,600	435,538
Daikin Industries Ltd.	7,900	309,524
Dainippon Sumitomo Pharma Co. Ltd.	5,600	104,353
Daito Trust Construction Co. Ltd.	2,400	204,375
Daiwa House Industry Co. Ltd.	17,000	328,520
Daiwa Securities Group, Inc.	56,000	390,062
Dena Co. Ltd.	3,400	92,238
Denki Kagaku Kogyo KK	17,000	60,289
Denso Corp.	16,300	689,695
Dentsu, Inc.	6,400	189,662
Don Quijote Co. Ltd.	1,600	70,843
East Japan Railway Co.	11,300	926,269
Eisai Co. Ltd.	8,500	379,061
Electric Power Development Co. Ltd.	4,100	107,833

54	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
FamilyMart Co. Ltd.	2,000	$92,376
FANUC Corp.	6,400	984,668
Fast Retailing Co. Ltd.	1,700	553,249
Fuji Electric Co. Ltd.	19,000	55,277
Fuji Heavy Industries Ltd.	19,000	294,744
FUJIFILM Holdings Corp.	15,600	304,116
Fujitsu Ltd.	63,000	259,546
Fukuoka Financial Group, Inc.	27,000	138,469
Furukawa Electric Co. Ltd.	21,000	46,825
Gree, Inc.	3,300	40,751
GS Yuasa Corp.	14,000	56,636
The Gunma Bank Ltd.	13,000	78,127
The Hachijuni Bank Ltd.	15,000	90,624
Hakuhodo DY Holdings, Inc.	720	54,814
Hamamatsu Photonics KK	2,500	100,605
Hankyu Hanshin Holdings, Inc.	40,000	241,665
Hino Motors Ltd.	8,000	85,793
Hirose Electric Co. Ltd.	1,100	148,450
The Hiroshima Bank Ltd.	16,000	78,148
Hisamitsu Pharmaceutical Co. Inc.	1,900	103,695
Hitachi Chemical Co. Ltd.	3,400	51,480
Hitachi Construction Machinery Co. Ltd.	3,700	79,673
Hitachi High-Technologies Corp.	1,900	39,945
Hitachi Ltd.	158,000	910,958
Hitachi Metals Ltd.	6,000	56,127
Hokkaido Electric Power Co., Inc.(a)	6,100	64,316
Hokuriku Electric Power Co.	5,300	65,223
Honda Motor Co. Ltd.	54,600	2,060,979
Hoya Corp.	14,600	271,599
Ibiden Co. Ltd.	3,900	60,707
Idemitsu Kosan Co., Ltd.	700	60,353
IHI Corp.	46,000	139,690
Inpex Corp.	74	392,865
Isetan Mitsukoshi Holdings Ltd.	11,400	164,379
Isuzu Motors Ltd.	39,000	229,826
ITOCHU Corp.	50,500	606,450
Itochu Techno-Solutions Corp.	700	35,082
The Iyo Bank Ltd.	8,000	75,515
J. Front Retailing Co. Ltd.	16,000	123,848
Japan Airlines Co. Ltd.	2,000	92,801
Japan Exchange Group, Inc.	1,700	153,971
Japan Petroleum Exploration Co.	800	31,726
Japan Prime Realty Investment Corp.	28	111,043
Japan Real Estate Investment Corp.	20	273,731
Japan Retail Fund Investment Corp.	69	170,119
The Japan Steel Works Ltd.	11,000	58,516
Japan Tobacco, Inc.	36,800	1,172,223
JFE Holdings, Inc.	16,500	309,572
JGC Corp.	6,000	151,561
The Joyo Bank Ltd.	22,000	123,105
JS Group Corp.	8,900	175,581
JSR Corp.	6,100	123,839
JTEKT Corp.	6,800	64,404
Jupiter Telecommunications Co. Ltd.	68	89,170
JX Holdings, Inc.	75,300	416,557
Kajima Corp.	31,000	84,264
Kamigumi Co. Ltd.	8,000	74,326
Kaneka Corp.	9,000	52,081
The Kansai Electric Power Co. Inc.(a)	25,900	255,205
Kansai Paint Co. Ltd.	7,000	77,745
Kao Corp.	17,600	575,579

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	55

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Kawasaki Heavy Industries Ltd.	48,000	$150,350
KDDI Corp.	16,800	690,338
Keikyu Corp.	17,000	177,798
Keio Corp.	19,000	163,209
Keisei Electric Railway Co. Ltd.	10,000	106,498
Keyence Corp.	1,520	462,068
Kikkoman Corp.	5,000	87,970
Kinden Corp.	5,000	33,447
Kintetsu Corp.	55,000	254,619
Kirin Holdings Co. Ltd.	29,000	465,269
Kobe Steel Ltd.(a)	79,000	91,431
Koito Manufacturing Co. Ltd.	3,000	52,177
Komatsu Ltd.	31,300	747,438
Konami Corp.	3,200	64,387
Konica Minolta Holdings, Inc.	17,000	124,188
Kubota Corp.	36,000	511,446
Kuraray Co. Ltd.	11,300	168,336
Kurita Water Industries Ltd.	3,400	74,368
Kyocera Corp.	5,100	477,076
Kyowa Hakko Kirin Co. Ltd.	8,000	91,230
Kyushu Electric Power Co. Inc.(a)	14,300	148,345
Lawson, Inc.	2,000	153,960
M3, Inc.	23	44,422
Mabuchi Motor Co. Ltd.	800	43,236
Makita Corp.	3,700	167,950
Marubeni Corp.	56,000	418,008
Marui Group Co. Ltd.	7,400	76,609
Maruichi Steel Tube Ltd.	1,400	32,926
Mazda Motor Corp.(a)	91,000	271,512
McDonald’s Holdings Co. Japan Ltd.	2,000	54,406
Medipal Holdings Corp.	5,000	70,663
MEIJI Holdings Co. Ltd.	2,200	101,964
Miraca Holdings, Inc.	1,700	82,762
Mitsubishi Chemical Holdings Corp.	46,500	214,775
Mitsubishi Corp.	47,100	871,685
Mitsubishi Electric Corp.	65,000	522,457
Mitsubishi Estate Co. Ltd.	41,000	1,130,134
Mitsubishi Gas Chemical Co. Inc.	13,000	85,719
Mitsubishi Heavy Industries Ltd.	102,000	579,422
Mitsubishi Logistics Corp.	4,000	74,156
Mitsubishi Materials Corp.	39,000	110,979
Mitsubishi Motors Corp.(a)	137,000	142,557
Mitsubishi Tanabe Pharma Corp.	7,000	107,401
Mitsubishi UFJ Financial Group, Inc.	427,000	2,529,900
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,500	92,350
Mitsui & Co. Ltd.	58,200	811,389
Mitsui Chemicals, Inc.	28,000	60,947
Mitsui Fudosan Co. Ltd.	28,000	784,583
Mitsui OSK Lines Ltd.(a)	37,000	121,395
Mizuho Financial Group, Inc.	766,600	1,619,807
MS&AD Insurance Group Holdings, Inc.	16,900	370,731
Murata Manufacturing Co. Ltd.	6,800	506,137
Nabtesco Corp.	3,300	67,801
Namco Bandai Holdings, Inc.	6,100	107,841
NEC Corp.	89,000	231,525
Nexon Co. Ltd.	2,900	28,175
NGK Insulators Ltd.	10,000	107,560
NGK Spark Plug Co. Ltd.	5,000	76,237
NHK Spring Co. Ltd.	5,600	58,331
Nidec Corp.	3,600	215,205
Nikon Corp.	11,400	270,051

56	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	3,600	$386,451
Nippon Building Fund, Inc.	23	317,477
Nippon Electric Glass Co. Ltd.	14,000	71,055
Nippon Express Co. Ltd.	30,000	146,209
Nippon Meat Packers, Inc.	5,000	82,342
Nippon Paper Group, Inc.(a)	3,600	54,893
Nippon Steel Corp.	254,475	634,972
Nippon Telegraph & Telephone Corp.	14,600	636,367
Nippon Yusen KK	54,000	139,329
The Nishi-Nippon City Bank Ltd.	22,000	68,911
Nissan Motor Co. Ltd.	83,200	799,490
Nisshin Seifun Group, Inc.	6,500	88,272
Nissin Foods Holdings Co. Ltd.	2,100	97,776
Nitori Holdings Co. Ltd.	1,100	84,094
Nitto Denko Corp.	5,500	325,281
NKSJ Holdings, Inc.	12,500	260,671
NOK Corp.	3,600	51,603
Nomura Holdings, Inc.	122,000	747,441
Nomura Real Estate Holdings, Inc.	4,300	95,150
Nomura Real Estate Office Fund, Inc.	9	67,467
Nomura Research Institute Ltd.	3,100	79,524
NSK Ltd.	14,000	106,286
NTT Data Corp.	43	143,135
NTT DoCoMo, Inc.	509	767,986
NTT Urban Development Corp.	36	42,544
Obayashi Corp.	21,000	100,340
Odakyu Electric Railway Co., Ltd.	22,000	273,540
OJI Paper Co. Ltd.	27,000	99,480
Olympus Corp.(a)	6,700	157,291
Omron Corp.	6,700	165,046
Ono Pharmaceutical Co. Ltd.	2,800	170,355
Oracle Corp. Japan	1,400	63,326
Oriental Land Co. Ltd	1,600	260,268
ORIX Corp.(a)	32,700	413,524
Osaka Gas Co. Ltd.	64,000	281,334
Otsuka Corp.	500	54,205
Otsuka Holdings Co. Ltd.	12,100	423,975
Panasonic Corp.	74,100	514,561
Park24 Co. Ltd.	3,000	58,739
Rakuten, Inc.	24,600	249,970
Resona Holdings, Inc.	64,300	333,175
Ricoh Co. Ltd.	22,000	234,530
Rinnai Corp.	1,100	79,072
Rohm Co. Ltd.	3,300	120,886
Sankyo Co. Ltd.	1,700	80,415
Sanrio Co. Ltd.	1,500	66,814
Santen Pharmaceutical Co. Ltd.	2,500	118,125
SBI Holdings, Inc.	7,550	66,618
Secom Co. Ltd.	7,000	360,480
Sega Sammy Holdings, Inc.	6,800	137,978
Sekisui Chemical Co. Ltd.	14,000	153,408
Sekisui House Ltd.	18,000	244,447
Seven & I Holdings Co. Ltd.	25,200	833,489
Seven Bank Ltd.	18,700	60,560
Sharp Corp.(a)	36,000	103,971
Shikoku Electric Power Co. Inc.(a)	5,200	75,532
Shimadzu Corp.	9,000	64,122
Shimamura Co. Ltd.	700	82,650
Shimano, Inc.	2,400	202,591
Shimizu Corp.	21,000	68,231
Shin-Etsu Chemical Co. Ltd.	13,700	909,163

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	57

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shinsei Bank Ltd.	53,000	$119,303
Shionogi & Co. Ltd.	10,300	212,496
Shiseido Co. Ltd.	12,100	170,489
The Shizuoka Bank Ltd.	18,000	202,591
Shoei Co. Ltd/Chiyoda-ku	9,300	76,331
Showa Denko KK	52,000	77,851
Showa Shell Sekiyu KK	7,100	52,470
SMC Corp.	1,800	347,462
Softbank Corp.	31,700	1,460,798
Sojitz Corp.	40,000	61,584
Sony Corp.	33,800	589,293
Sony Financial Holdings, Inc.	6,100	91,325
Stanley Electric Co. Ltd.	4,300	75,654
Sumco Corp.	4,300	49,766
Sumitomo Chemical Co. Ltd.	50,000	155,553
Sumitomo Corp.	37,900	474,052
Sumitomo Electric Industries Ltd.	25,200	310,652
Sumitomo Heavy Industries Ltd.	19,000	76,863
Sumitomo Metal Mining Co. Ltd.	17,000	242,419
Sumitomo Mitsui Financial Group, Inc.	45,100	1,807,735
Sumitomo Mitsui Trust Holdings, Inc.	105,000	493,895
Sumitomo Realty & Development Co. Ltd.	12,000	458,059
Sumitomo Rubber Industries Ltd.	6,100	103,826
Suruga Bank Ltd.	5,000	80,643
Suzuken Co. Ltd.	2,500	92,907
Suzuki Motor Corp.	12,200	273,457
Sysmex Corp.	2,300	141,399
T&D Holdings, Inc.	19,700	237,622
Taiheiyo Cement Corp.	36,000	84,477
Taisei Corp.	36,000	99,002
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	79,656
Taiyo Nippon Sanso Corp.	8,000	54,194
Takashimaya Co. Ltd.	10,000	99,384
Takeda Pharmaceutical Co. Ltd.	26,400	1,409,981
TDK Corp.	4,100	142,355
Teijin Ltd.	29,000	67,127
Terumo Corp.	5,100	219,314
THK Co. Ltd.	3,700	71,423
Tobu Railway Co. Ltd.	34,000	193,863
Toho Co. Ltd.	3,700	77,001
Toho Gas Co. Ltd.	13,000	84,615
Tohoku Electric Power Co. Inc.(a)	15,500	125,080
Tokio Marine Holdings, Inc.	23,100	649,979
The Tokyo Electric Power Co. Inc.(a)	46,200	125,090
Tokyo Electron Ltd.	5,700	252,076
Tokyo Gas Co. Ltd.	82,000	447,526
Tokyu Corp.	38,000	286,069
Tokyu Land Corp.	14,000	130,367
TonenGeneral Sekiyu KK	10,000	98,110
Toppan Printing Co. Ltd.	19,000	136,377
Toray Industries, Inc.	49,000	330,898
Toshiba Corp.	135,000	676,577
TOTO Ltd.	10,000	88,660
Toyo Seikan Kaisha Ltd.	4,900	68,885
Toyo Suisan Kaisha Ltd.	3,000	91,739
Toyoda Gosei Co. Ltd.	2,300	53,336
Toyota Boshoku Corp.	2,400	33,638
Toyota Industries Corp.	5,300	193,024
Toyota Motor Corp.	92,300	4,762,986
Toyota Tsusho Corp.	7,000	181,281
Trend Micro, Inc.	3,300	93,800

58	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Tsumura & Co.	1,800	$66,415
Ube Industries Ltd.	32,000	62,858
Unicharm Corp.	4,000	236,568
Ushio, Inc.	3,700	38,265
USS Co. Ltd.	660	77,437
West Japan Railway Co.	5,700	273,259
Yahoo Japan Corp.	495	227,580
Yakult Honsha Co. Ltd.	3,400	137,365
Yamada Denki Co. Ltd.	2,960	134,988
Yamaguchi Financial Group, Inc.	7,000	70,758
Yamaha Corp.	4,800	47,602
Yamaha Motor Co. Ltd.	9,500	130,123
Yamato Holdings Co. Ltd.	12,800	236,483
Yamato Kogyo Co. Ltd.	1,300	38,125
Yamazaki Baking Co. Ltd.	4,000	54,364
Yaskawa Electric Corp.	7,000	69,346
Yokogawa Electric Corp.	7,100	71,317

		81,222,020

Malaysia – 0.8%
AirAsia Bhd	44,500	40,706
Alliance Financial Group Bhd	32,800	46,648
AMMB Holdings Bhd	57,800	122,371
Axiata Group Bhd	82,900	176,850
Berjaya Sports Toto Bhd	14,208	18,921
British American Tobacco (Malaysia) Bhd	3,700	74,340
Bumi Armada Bhd(a)	43,400	52,745
CIMB Group Holdings Bhd	167,300	412,599
DiGi.Com Bhd	105,700	158,184
Felda Global Ventures Holdings Bhd	34,600	51,445
Gamuda Bhd	41,700	54,453
Genting Bhd	70,300	227,683
Genting Malaysia Bhd	96,400	112,796
Genting Plantations Bhd	5,300	14,818
Hong Leong Bank Bhd	17,740	82,914
Hong Leong Financial Group Bhd	7,000	33,803
IHH Healthcare Bhd(a)	63,800	77,126
IJM Corp. Bhd	29,600	52,143
IOI Corp. Bhd	110,900	167,759
Kuala Lumpur Kepong Bhd	16,800	113,600
Lafarge Malayan Cement Bhd	10,900	35,091
Malayan Banking Bhd	144,800	437,611
Malaysia Airports Holdings Bhd	14,200	26,896
Malaysia Marine & Heavy Engineering Holdings Bhd	19,200	23,396
Maxis Communications Bhd	77,100	162,733
MISC Bhd(a)	33,500	58,147
MMC Corp. Bhd	17,000	14,177
Parkson Holdings Bhd	16,200	24,611
Petronas Chemicals Group Bhd	90,300	187,091
Petronas Dagangan Bhd	7,100	53,012
Petronas Gas Bhd	18,200	111,772
PPB Group Bhd	17,800	72,724
Public Bank Bhd	36,800	193,647
RHB Capital Bhd	19,500	53,260
Sapurakencana Petroleum Bhd(a)	75,300	73,017
Sime Darby Bhd	92,000	275,661
Telekom Malaysia Bhd	35,000	60,977
Tenaga Nasional Bhd	94,300	220,068
UEM Land Holdings Bhd(a)	54,900	48,444
UMW Holdings Bhd	17,800	76,751

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	59

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia (concluded)
YTL Corp. Bhd	168,360	$88,702
YTL Power International Bhd	58,000	27,371

		4,417,063

Mexico – 1.2%
Alfa SAB de CV	95,600	234,155
Alpek SA de CV	15,500	37,146
America Movil SAB de CV	1,301,600	1,383,669
Arca Continental SAB de CV	10,272	77,205
Cemex SAB de CV(a)	356,220	434,803
Coca-Cola Femsa SAB de CV	14,700	238,748
Compartamos SAB de CV	34,400	63,640
Controladora Comercial Mexicana SAB de CV	12,600	46,425
El Puerto de Liverpool SAB de CV	5,700	70,417
Fomento Economico Mexicano SAB de CV	65,200	735,840
Grupo Aeroportuario del Pacifico SAB de CV	9,300	54,998
Grupo Aeroportuario del Sureste SAB de CV	6,800	92,676
Grupo Bimbo SAB de CV	55,100	176,707
Grupo Carso SAB de CV	17,300	96,731
Grupo Financiero Banorte SAB de CV	62,400	500,068
Grupo Financiero Inbursa SAB de CV	64,500	188,729
Grupo Financiero Santander Mexico SAB de CV	49,400	149,440
Grupo Mexico SAB de CV	128,423	520,321
Grupo Modelo SAB de CV	22,000	200,015
Grupo Televisa SAB CPO	87,000	463,134
Industrias CH SAB de CV(a)	5,200	45,410
Industrias Penoles SAB de CV	4,740	225,737
Kimberly-Clark de Mexico SAB de CV	50,500	176,801
Mexichem SAB de CV	35,230	189,546
Minera Frisco SAB de CV(a)	22,100	96,128
Wal-Mart de Mexico SAB de CV	177,800	583,348

		7,081,837

Morocco – 0.0%
Attijariwafa Bank	1,114	41,169
Douja Promotion Groupe Addoha SA	3,524	24,085
Maroc Telecom SA	2,714	33,350

		98,604

Netherlands – 1.8%
Aegon NV	59,516	359,348
Akzo Nobel NV	7,979	506,938
ASML Holding NV	10,492	706,673
Corio NV	2,144	100,150
DE Master Blenders 1753 NV(a)	17,106	264,215
Delta Lloyd NV	5,822	100,272
European Aeronautic Defence and Space Co. NV	15,291	779,330
Fugro NV	2,356	130,588
Gemalto NV	2,690	234,821
Heineken Holding NV	3,423	219,627
Heineken NV	7,738	583,628
ING Groep NV CVA(a)	128,527	924,775
Koninklijke Ahold NV	33,681	516,321
Koninklijke Boskalis Westminster NV	2,612	103,911
Koninklijke DSM NV	5,166	301,027
Koninklijke KPN NV	33,819	113,906
Koninklijke Philips Electronics NV	31,989	946,424
Koninklijke Vopak NV	2,336	140,918
QIAGEN NV(a)	7,934	165,640

60	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Randstad Holding NV	3,913	$160,613
Reed Elsevier NV	23,519	403,188
STMicroelectronics NV	21,746	167,993
TNT Express NV	10,709	78,534
Unilever NV CVA	54,562	2,235,518
Wolters Kluwer NV	10,457	228,497
Ziggo NV	4,018	141,370

		10,614,225

New Zealand – 0.1%
Auckland International Airport Ltd.	29,242	72,198
Contact Energy Ltd.	11,587	55,309
Fletcher Building Ltd.	22,619	162,676
SKYCITY Entertainment Group Ltd.	19,006	70,256
Telecom Corp. of New Zealand Ltd.	62,558	122,839

		483,278

Norway – 0.6%
Aker Solutions ASA	5,653	105,977
DnB NOR ASA	33,108	486,652
Gjensidige Forsikring ASA	6,490	107,260
Norsk Hydro ASA	30,279	131,664
Orkla ASA	24,505	196,738
Seadrill Ltd.	11,961	435,359
Statoil ASA	37,187	906,718
Subsea 7 SA	9,586	225,008
Telenor ASA	23,378	514,100
Yara International ASA	6,203	282,808

		3,392,284

Peru – 0.1%
Compania de Minas Buenaventura SA - ADR	6,490	168,480
Credicorp Ltd.	2,353	390,716
Southern Copper Corp.	5,902	221,738

		780,934

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	67,710	91,500
Aboitiz Power Corp.	66,600	60,382
Alliance Global Group, Inc.	107,000	55,477
Ayala Corp.	6,360	88,186
Ayala Land, Inc.	184,700	148,301
Bank of the Philippine Islands	26,610	71,725
BDO Unibank, Inc.(a)	47,004	103,414
DMCI Holdings, Inc.	29,000	39,084
Energy Development Corp.	253,900	40,137
Globe Telecom, Inc.	960	28,228
International Container Terminal Services, Inc.	25,800	58,188
Jollibee Foods Corp.	11,810	36,463
Metropolitan Bank & Trust	8,510	24,398
Philippine Long Distance Telephone Co.	1,485	107,628
San Miguel Corp.	15,982	45,060
SM Investments Corp.	7,535	206,235
SM Prime Holdings, Inc.	237,450	111,216

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	61

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Philippines (concluded)
Universal Robina Corp.	30,500	$84,452

		1,400,074

Poland – 0.3%
Asseco Poland SA	2,385	30,788
Bank Handlowy w Warszawie SA	1,177	32,896
Bank Millennium SA(a)	13,346	19,686
Bank Pekao SA	4,465	215,507
BRE Bank SA(a)	487	51,130
Cyfrowy Polsat SA(a)	6,256	32,630
Enea SA	3,084	14,051
Eurocash SA	2,581	42,089
Grupa Lotos SA(a)	1,964	24,647
Jastrzebska Spolka Weglowa SA	1,221	35,007
Kernel Holding SA(a)	1,689	30,626
KGHM Polska Miedz SA	4,720	228,591
PGE SA	22,875	117,616
Polski Koncern Naftowy Orlen SA(a)	10,380	163,858
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	60,671	103,083
Powszechna Kasa Oszczednosci Bank Polski SA	29,480	313,007
Powszechny Zaklad Ubezpieczen SA	1,888	234,138
Synthos SA	15,178	29,399
Tauron Polska Energia SA	36,373	47,821
Telekomunikacja Polska SA	26,559	54,352
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	1,197	21,191

		1,842,113

Portugal – 0.1%
Banco Espirito Santo SA, Registered Shares(a)	67,563	69,292
EDP - Energias de Portugal SA	65,563	202,036
Galp Energia SGPS SA	9,323	146,151
Jeronimo Martins SGPS SA	7,510	146,272
Portugal Telecom SGPS SA, Registered Shares	21,775	107,940

		671,691

Russia – 1.3%
AK Transneft OAO, Preference Shares	54	116,833
Federal Grid Co. Unified Energy System JSC(a)	10,280,000	53,359
Federal Hydrogenerating Co. JSC	4,299,000	84,938
Gazprom OAO	357,700	1,544,301
IDGC Holding JSC(a)	628,700	35,184
Inter Rao Ues OAO(a)	73,700,000	42,471
LSR Group	5,986	25,919
Lukoil OAO	17,183	1,105,738
Magnit OJSC	8,437	381,991
Mechel	3,335	16,875
MegaFon OAO(a)	2,698	83,638
MMC Norilsk Nickel OJSC	1,638	276,847
Mobile Telesystems OJSC	17,639	365,833
NovaTek OAO	2,535	273,158
NovaTek OAO	319	34,388
Novolipetsk Steel OJSC	2,077	32,843
Rosneft Oil Co.	43,020	330,597
Rostelecom OJSC	40,030	157,316
Sberbank of Russia	362,580	1,154,179
Sberbank of Russia, Preference Shares	37,200	89,980
Severstal OAO	6,220	56,019
Sistema JSFC	3,922	72,174
Surgutneftegas OJSC	246,700	220,975

62	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Surgutneftegas OJSC, Preference Shares	225,800	$157,700
Tatneft	48,010	319,908
TMK OAO	867	10,365
TMK OAO	1,167	13,934
Uralkali OJSC	44,740	334,033
VTB Bank OJSC	95,730,000	153,198

		7,544,694

Singapore – 1.2%
Ascendas Real Estate Investment Trust	76,000	159,666
CapitaCommercial Trust	74,000	94,758
CapitaLand Ltd.	90,000	257,369
CapitaMall Trust	91,000	153,563
CapitaMalls Asia Ltd.	50,000	82,936
City Developments Ltd.	18,000	165,017
ComfortDelGro Corp. Ltd.	76,000	117,250
DBS Group Holdings Ltd.	62,684	811,144
Genting Singapore Plc	212,000	256,438
Global Logistic Properties Ltd.	78,000	165,613
Golden Agri-Resources Ltd.	277,000	129,598
Hutchison Port Holdings Trust	183,000	156,139
Jardine Cycle & Carriage Ltd.	3,000	124,031
Keppel Corp. Ltd.	50,000	452,839
Keppel Land Ltd.	30,000	95,665
Noble Group Ltd.	130,000	128,057
Olam International Ltd.	61,000	84,904
Oversea-Chinese Banking Corp.	89,000	766,545
SembCorp Industries Ltd.	34,000	142,731
SembCorp Marine Ltd.	31,000	111,197
Singapore Airlines Ltd.	19,000	166,866
Singapore Exchange Ltd.	29,000	180,623
Singapore Press Holdings Ltd.	4,000	14,467
Singapore Technologies Engineering Ltd.	55,000	191,571
Singapore Telecommunications Ltd.	198,000	573,963
Singapore Telecommunications Ltd.	72,000	208,214
StarHub Ltd.	23,000	80,838
United Overseas Bank Ltd.	44,000	725,235
UOL Group Ltd.	18,000	101,624
Wilmar International Ltd.	69,000	192,872
Yangzijiang Shipbuilding Holdings Ltd.	72,000	56,580

		6,948,313

South Africa – 1.5%
ABSA Group Ltd.	7,449	125,082
African Bank Investments Ltd.	25,659	84,199
African Rainbow Minerals Ltd.	3,893	79,805
Anglo American Platinum Ltd.(a)	2,329	96,392
AngloGold Ashanti Ltd.	12,895	302,136
ArcelorMittal South Africa Ltd.(a)	4,174	12,856
Aspen Pharmacare Holdings Ltd.	10,132	209,701
Assore Ltd.	1,116	37,530
Aveng Ltd.	13,712	47,917
Barloworld Ltd.	6,672	69,285
Bidvest Group Ltd.	9,934	260,749
Discovery Holdings Ltd.	8,969	76,070
Exxaro Resources Ltd.	3,854	68,230
FirstRand Ltd.	105,196	367,178
The Foschini Group Ltd.	6,941	84,816
Gold Fields Ltd.	25,253	194,226

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	63

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Growthpoint Properties Ltd.	57,580	$167,919
Harmony Gold Mining Co. Ltd.	12,622	81,006
Impala Platinum Holdings Ltd.	18,070	265,601
Imperial Holdings Ltd.	6,083	138,600
Investec Ltd.	8,972	62,521
Kumba Iron Ore Ltd.	2,751	146,760
Liberty Holdings Ltd.	3,142	40,848
Life Healthcare Group Holdings Ltd.	30,844	115,567
Massmart Holdings Ltd.	3,257	67,101
MMI Holdings Ltd.	30,633	77,001
Mr Price Group Ltd.	7,509	95,106
MTN Group Ltd.	56,925	996,054
Naspers Ltd.	13,273	823,478
Nedbank Group Ltd.	7,317	150,954
Netcare Ltd.	32,137	69,010
Northam Platinum Ltd.(a)	8,570	36,697
Pick n Pay Stores Ltd.	7,638	35,210
PPC Ltd.	16,592	57,585
Redefine Properties Ltd.	95,519	102,403
Remgro Ltd.	14,542	288,476
Reunert Ltd.	5,315	44,306
RMB Holdings Ltd.	22,122	99,775
RMI Holdings	20,523	51,808
Sanlam Ltd.	61,119	312,383
Sappi Ltd.(a)	17,974	55,900
Sasol Ltd.	18,498	815,675
Shoprite Holdings Ltd.	14,578	288,754
The Spar Group Ltd.	5,190	63,931
Standard Bank Group Ltd.	41,117	527,212
Steinhoff International Holdings Ltd.(a)	41,539	112,576
Tiger Brands Ltd.	5,271	167,833
Truworths International Ltd.	14,722	143,800
Vodacom Group Ltd.	12,721	151,369
Woolworths Holdings Ltd.	25,320	193,581

		8,962,972

South Korea – 3.3%
Amorepacific Corp.	112	98,460
Amorepacific Group	108	38,677
BS Financial Group, Inc.	4,530	62,365
Celltrion, Inc.	2,087	101,194
Cheil Industries, Inc.	1,071	84,612
Cheil Worldwide, Inc.(a)	3,200	69,249
CJ CheilJedang Corp.	288	90,312
CJ Corp.	545	73,069
Daelim Industrial Co. Ltd.	714	58,914
Daewoo Engineering & Construction Co. Ltd.(a)	4,240	34,947
Daewoo International Corp.	1,810	61,644
Daewoo Securities Co. Ltd.	5,950	61,837
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,430	84,874
DGB Financial Group, Inc.	3,100	46,862
Dongbu Insurance Co. Ltd.	1,630	66,881
Doosan Corp.	275	32,044
Doosan Heavy Industries & Construction Co. Ltd.	1,546	62,391
Doosan Infracore Co. Ltd.(a)	3,880	55,162
E-Mart Co. Ltd.	720	142,529
GS Engineering & Construction Corp.	1,161	57,771
GS Holdings	1,791	103,301
Hana Financial Group, Inc.	4,410	156,940
Hankook Tire Co. Ltd.	2,626	113,655

64	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (continued)
Hanwha Chem Corp.	3,100	$54,812
Hanwha Corp.	1,490	45,249
Honam Petrochemical Corp.	594	105,828
Hynix Semiconductor, Inc.(a)	17,560	454,267
Hyosung Corp.	777	39,083
Hyundai Department Store Co. Ltd.	523	78,355
Hyundai Development Co.	2,140	49,391
Hyundai Engineering & Construction Co. Ltd.	2,325	139,958
Hyundai Glovis Co. Ltd.	498	84,468
Hyundai Heavy Industries Co. Ltd.	1,425	270,549
Hyundai Hysco Co. Ltd.	1,300	39,070
Hyundai Marine & Fire Insurance Co. Ltd.	2,370	67,708
Hyundai Merchant Marine Co. Ltd.(a)	1,713	22,581
Hyundai Mipo Dockyard	429	44,971
Hyundai Mobis	2,298	635,835
Hyundai Motor Co.	5,206	1,049,304
Hyundai Motor Co. Preference Shares	719	51,951
Hyundai Motor Co. Second Preference Shares	1,304	100,908
Hyundai Securities Co. Ltd.	5,100	36,988
Hyundai Steel Co.	1,848	134,690
Hyundai Wia Corp.	498	73,489
Industrial Bank of Korea	6,340	72,451
Kangwon Land, Inc.	3,400	96,063
KB Financial Group, Inc.	11,567	390,302
KCC Corp.	148	40,684
Kia Motors Corp.	8,949	447,712
Korea Aerospace Industries Ltd.	1,410	32,733
Korea Electric Power Corp.(a)	8,590	234,199
Korea Exchange Bank	10,250	69,080
Korea Gas Corp.	750	48,050
Korea Investment Holdings Co. Ltd.	1,590	65,597
Korea Life Insurance Co. Ltd.	7,120	43,757
Korea Zinc Co. Ltd.	299	94,972
Korean Air Lines Co. Ltd.(a)	1,510	55,571
KT Corp.	1,200	38,116
KT&G Corp.	3,676	253,369
Kumho Petro Chemical Co. Ltd.	451	42,813
LG Chem Ltd.	1,594	384,390
LG Chem Ltd., Preference Shares	179	14,415
LG Corp.	3,245	190,668
LG Display Co. Ltd.(a)	7,920	227,334
LG Electronics, Inc.	3,623	264,386
LG Household & Health Care Ltd.	329	182,358
LG Innotek Co. Ltd.(a)	412	29,324
LG Uplus Corp.(a)	7,600	55,802
Lotte Confectionery Co. Ltd.	24	39,541
Lotte Shopping Co. Ltd.	400	147,208
LS Corp.	758	60,157
LS Industrial Systems Co. Ltd.	737	40,851
Mando Corp.	426	44,848
Mirae Asset Securities Co. Ltd.	940	36,624
NCSoft Corp.	536	75,721
Neo Holdings Co. Ltd.	164	–
NHN Corp.	1,369	341,218
OCI Co. Ltd.	497	71,329
Orion Corp.	125	121,811
POSCO	2,189	642,115
S-Oil Corp.	1,633	136,947
S1 Corp.	802	45,752
Samsung C&T Corp.	4,183	257,827
Samsung Card Co.	1,760	62,634

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	65

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
Samsung Electro-Mechanics Co. Ltd.	2,000	$178,162
Samsung Electronics Co. Ltd.	3,698	5,081,069
Samsung Electronics Co. Ltd., Preference Shares	688	542,303
Samsung Engineering Co. Ltd.	1,038	121,887
Samsung Fire & Marine Insurance Co. Ltd.	1,216	238,528
Samsung Heavy Industries Co. Ltd.	5,410	169,405
Samsung Life Insurance Co. Ltd.	2,103	197,745
Samsung SDI Co. Ltd.	1,171	148,041
Samsung Securities Co. Ltd.	1,831	89,297
Samsung Techwin Co. Ltd.	1,405	83,186
Shinhan Financial Group Co. Ltd.	8,206	298,306
Shinsegae Co. Ltd.	232	47,179
SK C&C Co. Ltd.	797	69,276
SK Holdings Co. Ltd.	892	136,848
SK Innovation Co. Ltd.	2,052	299,117
SK Networks Co. Ltd.	4,560	31,799
SK Telecom Co. Ltd.	354	57,495
Woongjin Coway Co. Ltd.(a)	2,010	88,532
Woori Finance Holdings Co. Ltd.	12,650	144,558
Woori Investment & Securities Co. Ltd.	5,010	52,969
Yuhan Corp.	261	44,856

		18,956,432

Spain – 1.8%
Abertis Infraestructuras SA	12,482	210,299
Acciona SA	810	44,346
ACS Actividades de Construccion y Servicios SA	4,876	114,241
Amadeus IT Holding SA, Class A	10,593	287,145
Banco Bilbao Vizcaya Argentaria SA	182,726	1,595,474
Banco de Sabadell SA(a)	97,982	180,410
Banco Popular Espanol SA(a)	184,683	137,322
Banco Santander SA	353,033	2,391,584
Bankia SA(a)	16,881	3,589
CaixaBank	39,767	134,911
Distribuidora Internacional de Alimentacion SA	2,383	16,538
Enagas SA	6,359	148,301
Ferrovial SA	13,700	218,044
Gas Natural SDG SA	11,859	210,430
Grifols SA(a)	5,188	192,686
Iberdrola SA	157,718	737,285
Inditex SA	7,269	968,635
International Consolidated Airlines Group SA(a)	29,531	113,917
Mapfre SA	24,921	77,442
Red Electrica Corp. SA	3,737	188,193
Repsol YPF SA	27,947	567,751
Telefonica SA	137,067	1,856,993
Zardoya Otis SA	5,323	71,353

		10,466,889

Sweden – 2.2%
Alfa Laval AB	11,194	258,057
Assa Abloy AB, Class B	11,067	451,799
Atlas Copco AB, Class A	23,077	655,711
Atlas Copco AB, Class B	12,208	308,876
Boliden AB	9,363	151,038
Electrolux AB, Class B	8,212	209,038
Elekta AB	11,945	180,942
Getinge AB, Class B	6,869	209,449
Hennes & Mauritz AB, Class B	31,599	1,130,121

66	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Hexagon AB, Class B	8,042	$219,321
Husqvarna AB, Class B	14,213	83,963
Industrivarden AB, Class C	3,537	64,428
Investment AB Kinnevik, Class B	6,806	164,992
Investor AB, Class B	15,134	437,168
Lundin Petroleum AB(a)	7,251	157,345
Millicom International Cellular SA	2,059	164,279
Nordea Bank AB	88,060	997,629
Ratos AB, Class B	6,186	65,372
Sandvik AB	33,539	516,646
Scania AB, Class B	10,194	213,573
Securitas AB, Class B	10,778	101,430
Skandinaviska Enskilda Banken AB, Class A	47,613	478,169
Skanska AB, Class B	12,111	219,018
SKF AB, Class B	13,014	317,557
Svenska Cellulosa AB	19,340	498,626
Svenska Handelsbanken AB, Class A	16,734	714,740
Swedbank AB, Class A	27,214	619,195
Swedish Match AB	6,992	216,747
Tele2 AB, Class B	10,321	179,774
Telefonaktiebolaget LM Ericsson, Class B	101,097	1,264,756
TeliaSonera AB	71,703	511,396
Volvo AB, Class B	50,322	733,673

		12,494,828

Switzerland – 6.2%
ABB Ltd.,Registered Shares	73,660	1,672,731
Actelion Ltd.,Registered Shares	3,540	192,551
Adecco SA, Registered Shares	4,516	247,773
Aryzta AG	3,021	178,607
Baloise Holding AG, Registered Shares	1,629	153,095
Banque Cantonale Vaudoise	119	66,520
Barry Callebaut AG	67	64,666
Cie Financiere Richemont SA, Bearer A Shares	17,509	1,378,948
Credit Suisse Group AG	42,154	1,109,031
EMS-Chemie Holding AG	246	74,098
Geberit AG, Registered Shares	1,234	304,369
Givaudan SA, Registered Shares	282	346,783
Glencore International Plc	131,225	712,189
Holcim Ltd., Registered Shares	7,758	619,874
Julius Baer Group Ltd.	7,312	285,057
Kuehne & Nagel International AG, Registered Shares	1,838	200,732
Lindt & Spruengli AG	3	135,427
Lindt & Spruengli AG, Registered Shares	31	119,411
Lonza Group AG, Registered Shares	1,830	119,018
Nestle SA, Registered Shares	107,982	7,817,623
Novartis AG, Registered Shares	76,968	5,487,390
Pargesa Holding SA	931	63,400
Partners Group Holding AG	584	144,269
Roche Holding AG	23,526	5,486,185
Schindler Holding AG Participation Certificates	1,659	243,411
Schindler Holding AG, Registered Shares	656	93,642
SGS SA, Registered Shares	186	456,660
Sika AG, Registered Shares	70	170,378
Sonova Holding AG, Registered Shares	1,729	207,707
Sulzer AG	809	138,480
Swatch Group AG, Bearer Shares	1,064	620,506
Swatch Group AG, Registered Shares	1,302	132,430
Swiss Life Holding AG, Registered Shares	1,027	152,715
Swiss Prime Site AG	1,885	152,647

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	67

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Swiss Re AG	11,814	$962,461
Swisscom AG	790	365,986
Syngenta AG, Registered Shares	3,120	1,306,002
Transocean Ltd.	12,078	624,195
UBS AG, Registered Shares	122,175	1,879,304
Zurich Insurance Group AG	4,931	1,376,921

		35,863,192

Taiwan – 2.4%
Acer, Inc.(a)	83,000	72,495
Advanced Semiconductor Engineering, Inc.	198,097	162,728
Advantech Co. Ltd.	8,000	32,858
Asia Cement Corp.	82,462	100,779
Asustek Computer, Inc.	22,220	266,342
AU Optronics Corp.(a)	256,000	113,301
Capital Securities Corp.	44,000	15,859
Catcher Technology Co. Ltd.	19,000	86,639
Cathay Financial Holding Co. Ltd.	239,447	328,763
Chailease Holding Co. Ltd.	23,000	63,930
Chang Hwa Commercial Bank	157,717	93,863
Cheng Shin Rubber Industry Co. Ltd.	62,336	183,925
Cheng Uei Precision Industry Co. Ltd.	15,079	29,020
Chicony Electronics Co. Ltd.	15,315	40,412
Chimei Innolux Corp.(a)	229,401	141,525
China Airlines Ltd.(a)	69,687	27,337
China Development Financial Holding Corp.(a)	402,765	115,462
China Life Insurance Co. Ltd.(a)	63,831	64,206
China Motor Corp.	17,000	15,988
China Petrochemical Development Corp.	53,612	29,030
China Steel Corp.	386,743	337,792
Chinatrust Financial Holding Co. Ltd.	140,225	83,453
Chunghwa Telecom Co. Ltd.	127,000	395,158
Clevo Co.	10,805	16,665
Compal Electronics, Inc.	134,000	95,249
CTCI Corp.	21,000	41,120
Delta Electronics, Inc.	62,000	265,046
E Ink Holdings, Inc.	18,000	14,243
E.Sun Financial Holding Co. Ltd.	148,039	89,096
Epistar Corp.	24,000	43,373
Eternal Chemical Co. Ltd.	22,000	18,441
Eva Airways Corp.(a)	59,000	35,509
Evergreen Marine Corp. Taiwan Ltd.(a)	47,000	28,208
Far Eastern Department Stores Co. Ltd.	32,907	29,514
Far Eastern New Century Corp.	104,162	107,393
Far EasTone Telecommunications Co. Ltd.	54,000	124,567
Farglory Land Development Co. Ltd.	9,000	16,718
Feng Hsin Iron & Steel Co.	17,000	29,412
First Financial Holding Co. Ltd.	226,809	142,587
Formosa Chemicals & Fibre Corp.	106,000	244,520
Formosa International Hotels Corp.	1,100	12,614
Formosa Petrochemical Corp.	36,000	93,666
Formosa Plastics Corp.	134,000	323,038
Formosa Taffeta Co. Ltd.	17,000	15,732
Foxconn Technology Co. Ltd.	22,902	63,888
Fubon Financial Holding Co. Ltd.	194,952	279,763
Giant Manufacturing Co. Ltd.	9,000	50,243
Hermes Microvision, Inc.	1,000	24,577
Highwealth Construction Corp.	8,000	16,791
Hiwin Technologies Corp.	5,150	38,506
Hon Hai Precision Industry Co. Ltd.	337,000	941,227

68	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (continued)
Hotai Motor Co. Ltd.	8,000	$66,924
HTC Corp.	24,050	197,158
Hua Nan Financial Holdings Co. Ltd.	185,440	107,565
Inventec Corp.	76,470	29,101
Kinsus Interconnect Technology Corp.	11,000	34,669
Largan Precision Co. Ltd.	3,000	78,759
LCY Chemical Corp.	10,497	11,826
Lite-On Technology Corp.	71,265	115,171
Macronix International	135,266	39,049
MediaTek, Inc.	38,000	435,742
Mega Financial Holding Co. Ltd.	274,072	221,923
Merida Industry Co. Ltd.	7,000	41,190
MStar Semiconductor, Inc.	7,100	58,324
Nan Kang Rubber Tire Co. Ltd.	14,819	17,539
Nan Ya Plastics Corp.	159,000	285,747
Novatek Microelectronics Corp.	17,000	73,814
Oriental Union Chemical Corp.	25,000	25,985
Pegatron Corp.(a)	50,000	77,452
Phison Electronics Corp.	5,000	38,558
Pou Chen Corp.	69,000	74,957
Powertech Technology, Inc.	26,100	43,318
President Chain Store Corp.	19,000	105,750
Quanta Computer, Inc.	84,000	187,293
Radiant Opto-Electronics Corp.	14,300	56,337
Realtek Semiconductor Corp.	15,090	35,164
Richtek Technology Corp.	6,000	34,803
Ruentex Development Co. Ltd.	18,000	36,754
Ruentex Industries Ltd.	16,000	36,909
ScinoPharm Taiwan Ltd.	11,000	26,666
Shin Kong Financial Holding Co. Ltd.(a)	204,000	64,295
Siliconware Precision Industries Co.	91,000	103,738
Simplo Technology Co. Ltd.	9,600	45,224
SinoPac Financial Holdings Co. Ltd.	207,209	99,697
Standard Foods Corp.	7,440	22,451
Synnex Technology International Corp.	45,000	82,682
Taishin Financial Holding Co. Ltd.	244,118	102,313
Taiwan Business Bank(a)	96,080	30,572
Taiwan Cement Corp.	109,000	137,049
Taiwan Cooperative Financial Holding	180,225	103,331
Taiwan Fertilizer Co. Ltd.	23,000	55,293
Taiwan Glass Industry Corp.	30,720	29,252
Taiwan Mobile Co. Ltd.	53,800	183,091
Taiwan Semiconductor Manufacturing Co. Ltd.	823,000	2,773,227
Teco Electric & Machinery Co. Ltd.	63,000	50,907
TPK Holding Co. Ltd.	7,887	157,079
Transcend Information, Inc.	6,000	19,514
Tripod Technology Corp.	12,000	26,474
TSRC Corp.	20,200	39,960
Tung Ho Steel Enterprise Corp.	30,000	28,868
U-Ming Marine Transport Corp.	10,000	15,658
Uni-President Enterprises Corp.	140,906	267,402
Unimicron Technology Corp.	45,000	46,999
United Microelectronics Corp.	413,000	155,091
Walsin Lihwa Corp.(a)	85,000	24,595
Wan Hai Lines Ltd.(a)	31,000	16,526
Wintek Corp.(a)	47,399	24,633
Wistron Corp.	63,606	70,910
WPG Holdings Ltd.	42,270	48,612
Yang Ming Marine Transport Corp.(a)	61,000	28,327
Yuanta Financial Holding Co. Ltd.	257,733	131,351
Yulon Motor Co. Ltd.	29,000	51,923

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	69

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Zhen Ding Technology Holding Ltd.	4,200	$10,055

		13,644,117

Thailand – 0.6%
Advanced Info Service PCL	41,900	343,677
Airports of Thailand PCL	10,800	44,846
Bangkok Bank PCL Foreign Registered	35,400	280,684
Bangkok Bank PCL NVDR	16,500	128,008
Bangkok Dusit Medical Services PCL	7,800	43,852
Bank of Ayudhya PCL	64,500	76,602
Banpu PCL	3,100	39,942
BEC World PCL	25,000	54,896
Central Pattana PCL	16,600	53,612
Charoen Pokphand Foods PCL	79,000	88,423
CP ALL PCL	166,000	262,389
Glow Energy PCL	12,800	33,684
Indorama Ventures PCL	39,200	31,349
IRPC PCL	287,500	38,713
Kasikornbank PCL Foreign Registered	47,000	340,533
Kasikornbank PCL NVDR	21,300	151,415
Krung Thai Bank PCL	105,875	90,461
PTT Exploration & Production PCL NVDR	37,422	189,284
PTT Global Chemical PCL	5,600	13,541
PTT Global Chemical PCL NVDR	45,968	111,150
PTT PCL NVDR	30,000	334,245
Siam Cement PCL	14,500	245,796
Siam Cement PCL	4,500	73,821
Siam Commercial Bank PCL	59,100	363,568
Siam Makro PCL	2,400	43,636
Thai Oil PCL	23,800	53,277

		3,531,404

Turkey – 0.5%
Akbank TAS	61,426	321,062
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,553	106,809
Arcelik AS	8,048	57,807
Asya Katilim Bankasi AS(a)	29,460	38,740
BIM Birlesik Magazalar AS	3,447	168,551
Coca-Cola Icecek AS	1,890	54,562
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	21,055	33,969
Enka Insaat ve Sanayi AS	11,003	34,409
Eregli Demir ve Celik Fabrikalari TAS	31,849	41,177
Ford Otomotiv Sanayi AS	2,700	39,234
Haci Omer Sabanci Holding AS	27,795	166,626
KOC Holding AS	20,691	120,037
Koza Altin Isletmeleri AS	1,379	32,001
TAV Havalimanlari Holding AS(a)	5,354	36,977
Tofas Turk Otomobil Fabrikasi AS	4,704	33,917
Tupras Turkiye Petrol Rafinerileri AS	4,266	129,637
Turk Hava Yollari(a)	15,682	64,811
Turk Telekomunikasyon AS	16,061	71,524
Turkcell Iletisim Hizmetleri AS(a)	25,025	167,995
Turkiye Garanti Bankasi AS	78,918	421,210
Turkiye Halk Bankasi AS	21,391	231,059
Turkiye Is Bankasi	51,780	199,121
Turkiye Sise ve Cam Fabrikalari AS	10,406	17,996
Turkiye Vakiflar Bankasi Tao	26,857	86,659

70	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Turkey (concluded)
Yapi ve Kredi Bankasi AS(a)	31,233	$98,018

		2,773,908

United Kingdom – 14.4%
3i Group Plc	33,021	159,068
Aberdeen Asset Management Plc	30,840	201,587
Admiral Group Plc	6,836	138,736
Aggreko Plc	9,030	245,135
AMEC Plc	10,302	165,593
Anglo American Plc	46,684	1,205,810
Antofagasta Plc	13,484	202,456
ARM Holdings Plc	46,029	648,711
Associated British Foods Plc	11,956	345,889
AstraZeneca Plc	41,568	2,085,565
Aviva Plc	98,873	448,289
Babcock International Group Plc	12,382	205,087
BAE Systems Plc	108,306	650,437
Balfour Beatty Plc	22,803	81,593
Barclays Plc	348,158	1,549,406
BG Group Plc	113,831	1,959,264
BHP Billiton Plc	70,859	2,064,014
BP Plc	637,125	4,481,305
British American Tobacco Plc	64,681	3,469,164
British Land Co. Plc	31,502	260,843
British Sky Broadcasting Group Plc	36,010	484,119
BT Group Plc	263,380	1,112,665
Bunzl Plc	11,285	222,800
Burberry Group Plc	14,827	300,242
The Capita Group Plc	22,021	301,083
Capital Shopping Centres Group Plc	23,525	119,857
Carnival Plc	6,196	216,664
Centrica Plc	172,925	968,202
Cobham Plc	34,452	127,620
Compass Group Plc	61,420	786,312
Croda International Plc	4,382	183,076
Diageo Plc	83,958	2,646,178
Eurasian Natural Resources Corp. Plc	10,315	38,763
Evraz Plc	9,605	32,546
Experian Plc	33,839	586,633
Fresnillo Plc	6,013	124,398
G4S Plc	48,109	213,826
GKN Plc	55,241	222,664
GlaxoSmithKline Plc	164,130	3,844,332
Hammerson Plc	24,845	186,274
Hargreaves Lansdown Plc	7,508	99,294
HSBC Holdings Plc	615,309	6,566,613
ICAP Plc	17,853	79,023
IMI Plc	10,959	216,388
Imperial Tobacco Group Plc	33,124	1,158,790
Inmarsat Plc	15,019	160,824
InterContinental Hotels Group Plc	9,089	277,890
Intertek Group Plc	5,401	279,148
Invensys Plc	27,302	146,255
Investec Plc	19,375	135,530
ITV Plc	126,620	249,717
J Sainsbury Plc	41,728	240,407
Johnson Matthey Plc	6,908	242,395
Kazakhmys Plc	6,508	38,952
Kingfisher Plc	78,694	345,022
Land Securities Group Plc	26,103	329,588

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	71

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom(concluded)
Legal & General Group Plc	197,293	$519,303
Lloyds Banking Group Plc(a)	1,414,946	1,054,545
London Stock Exchange Group Plc	5,950	118,356
Marks & Spencer Group Plc	53,293	316,109
Meggitt Plc	25,332	189,584
Melrose Industries Plc	40,260	163,091
National Grid Plc	121,553	1,412,745
Next Plc	5,370	356,846
Old Mutual Plc	162,712	502,858
Pearson Plc	27,742	499,282
Petrofac Ltd.	8,952	195,464
Prudential Plc	85,247	1,384,863
Randgold Resources Ltd.	2,933	252,996
Reckitt Benckiser Group Plc	21,556	1,548,028
Reed Elsevier Plc	40,768	485,154
Resolution Ltd.	45,817	190,377
Rexam Plc	26,998	216,843
Rio Tinto Plc	44,945	2,117,422
Rolls-Royce Holdings Plc	62,470	1,075,179
Royal Bank of Scotland Group Plc(a)	71,561	300,781
Royal Dutch Shell Plc, Class A	123,423	4,002,723
Royal Dutch Shell Plc, Class B	88,978	2,959,656
RSA Insurance Group Plc	122,325	216,950
SABMiller Plc	32,074	1,692,160
The Sage Group Plc	41,443	216,167
Schroders Plc	3,855	123,860
Segro Plc	25,763	99,816
Serco Group Plc	16,962	162,183
Severn Trent Plc	8,188	213,410
Shire Plc	18,783	572,158
Smith & Nephew Plc	30,330	350,889
Smiths Group Plc	13,119	251,315
SSE Plc	31,957	722,599
Standard Chartered Plc	80,790	2,098,290
Standard Life Plc	78,535	437,966
Tate & Lyle Plc	16,054	207,485
Tesco Plc	268,727	1,562,508
TUI Travel Plc	15,692	77,865
Tullow Oil Plc	30,479	570,692
Unilever Plc	42,997	1,819,072
United Utilities Group Plc	23,108	249,091
Vedanta Resources Plc	3,922	60,190
Vodafone Group Plc	1,644,205	4,666,813
The Weir Group Plc	7,140	246,392
Whitbread Plc	6,027	235,790
WM Morrison Supermarkets Plc	74,648	313,841
Wolseley Plc	9,162	457,026
WPP Plc	42,839	684,770
Xstrata Plc	70,478	1,147,622

		83,171,167

Total Common Stocks – 94.1%		543,359,793

Investment Companies
India – 1.5%
iShares S&P India Nifty 50 Index Fund(b)	351,926	8,446,224

Total Investment Companies – 1.5%		8,446,224

72	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Rights	Shares	Value
Spain – 0.0%
Caixabank
(Expires 4/05/13)(a)	36,029	$2,438

Total Rights – 0.0%		2,438

Total Long-Term Investments (Cost – $ 493,498,059) – 95.6%		551,808,455

Short-Term Securities
United States – 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(b)(c)	20,132,621	20,132,621

Total Short-Term Securities (Cost – $ 20,132,621) – 3.5%		20,132,621
Total Investments (Cost – $ 513,630,680*) – 99.1%		571,941,076
Other Assets Less Liabilities – 0.9%		5,107,823

Net Assets – 100.0%		$577,048,899

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$520,747,708

Gross unrealized appreciation	$65,877,258
Gross unrealized depreciation	(14,683,890)

Net unrealized appreciation	$51,193,368

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	MXN	Mexican Peso
	AUD	Australian Dollar	MYR	Malaysian Ringgit
	BRL	Brazilian Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	NVDR	Non-Voting Depositary Receipts
	CHF	Swiss Franc	NZD	New Zealand Dollar
	CZK	Czech Republic Koruna	PHP	Philippine Peso
	DKK	Danish Krone	PLN	Polish New Zloty
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	TRY	Turkish Lira
	ILS	Israeli New Shekel	USD	US Dollar
	JPY	Japanese Yen	ZAR	South African Rand
	KRW	South Korean Won

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	73

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased		Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,988,899	12,143,722	[1]	–	20,132,620	$20,132,621	$7,000	–
iShares S&P India Nifty 50 Index Fund	238,211	113,715		–	351,926	$8,446,224	–	–

[1]	Represents net shares purchased.

(c)	Represents the current yield as of report date.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
223	E-mini MSCI EAFE Index	NYSE Liffe U.S.	June 2013	$18,500,080	$(40,558)
112	MSCI Emerging Markets Mini Index	NYSE Liffe U.S.	June 2013	$5,753,440	10,109

Total					$(30,449)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,700,000,000	USD	1,528,365	State Street Bank & Trust	4/01/13	$(412)
TRY	125,000	USD	69,087	JPMorgan Chase & Co.	4/01/13	–
TRY	125,000	USD	69,088	Westpac Banking Corp.	4/01/13	(1)
BRL	1,780,000	USD	883,068	State Street Bank & Trust	4/02/13	(2,207)
CAD	2,800,000	USD	2,755,987	Westpac Banking Corp.	4/02/13	326
CZK	250,000	USD	12,461	HSBC Holdings Plc	4/02/13	(28)
ILS	460,000	USD	126,574	HSBC Holdings Plc	4/02/13	(111)
JPY	495,000,000	USD	5,264,854	Westpac Banking Corp.	4/02/13	(6,449)
MXN	5,200,000	USD	421,423	HSBC Holdings Plc	4/02/13	(420)
MYR	700,000	USD	226,171	State Street Bank & Trust	4/02/13	(110)
PHP	5,000,000	USD	122,639	State Street Bank & Trust	4/02/13	(120)
SGD	730,000	USD	588,425	HSBC Holdings Plc	4/02/13	119
AUD	2,300,000	USD	2,397,865	Westpac Banking Corp.	4/03/13	(3,219)
CHF	2,300,000	USD	2,428,851	Deutsche Bank AG	4/03/13	(6,013)
DKK	1,830,000	USD	315,218	HSBC Holdings Plc	4/03/13	(591)
EUR	5,400,000	USD	6,934,140	Deutsche Bank AG	4/03/13	(12,146)
GBP	3,520,000	USD	5,344,944	Deutsche Bank AG	4/03/13	3,519
HKD	18,200,000	USD	2,344,560	HSBC Holdings Plc	4/03/13	30
HUF	4,820,000	USD	20,332	HSBC Holdings Plc	4/03/13	(33)
NOK	1,100,000	USD	188,598	HSBC Holdings Plc	4/03/13	(266)
NZD	30,000	USD	25,140	Westpac Banking Corp.	4/03/13	(39)
PLN	320,000	USD	98,387	HSBC Holdings Plc	4/03/13	(137)
SEK	4,800,000	USD	738,234	HSBC Holdings Plc	4/03/13	(1,648)
ZAR	2,800,000	USD	305,195	JPMorgan Chase & Co.	4/03/13	(692)
ZAR	2,800,000	USD	305,195	Westpac Banking Corp.	4/03/13	(692)

Total						$(31,340)

74	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Porfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$114,378	$35,087,837	–	$35,202,215
Austria	–	1,020,449	–	1,020,449
Belgium	–	4,646,630	–	4,646,630
Brazil	15,994,665	–	–	15,994,665
Canada	41,576,282	–	–	41,576,282
Chile	2,552,332	–	–	2,552,332
China	188,628	21,734,762	–	21,923,390
Colombia	1,478,002	–	–	1,478,002
Czech Republic	51,513	248,568	–	300,081
Denmark	–	4,435,547	–	4,435,547
Egypt	337,000	–	–	337,000
Finland	–	2,983,699	–	2,983,699
France	975,941	33,131,060	–	34,107,001
Germany	–	32,035,940	–	32,035,940
Greece	–	237,537	–	237,537
Hong Kong	–	13,340,522	–	13,340,522
Hungary	–	251,423	–	251,423
Indonesia	–	3,942,649	–	3,942,649
Ireland	322,461	828,904	–	1,151,365
Israel	–	2,053,172	–	2,053,172
Italy	–	7,427,853	–	7,427,853
Japan	81,222,020	–	–	81,222,020
Malaysia	4,417,063	–	–	4,417,063
Mexico	7,081,837	–	–	7,081,837
Morocco	98,604	–	–	98,604
Netherlands	264,215	10,350,010	–	10,614,225

ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013	75

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

	Level 1	Level 2	Level 3	Total
New Zealand	–	$483,278	–	$483,278
Norway	–	3,392,284	–	3,392,284
Peru	$780,934	–	–	780,934
Philippines	320,334	1,079,740	–	1,400,074
Poland	140,587	1,701,526	–	1,842,113
Portugal	146,272	525,419	–	671,691
Russia	6,774,163	770,531	–	7,544,694
Singapore	–	6,948,313	–	6,948,313
South Africa	588,223	8,374,749	–	8,962,972
South Korea	18,956,432	–	–	18,956,432
Spain	–	10,466,889	–	10,466,889
Sweden	–	12,494,828	–	12,494,828
Switzerland	288,074	35,575,118	–	35,863,192
Taiwan	13,644,117	–	–	13,644,117
Thailand	3,457,583	73,821	–	3,531,404
Turkey	2,773,908	–	–	2,773,908
United Kingdom	–	83,171,167	–	83,171,167
Investments Companies:
India	8,446,224	–	–	8,446,224
Rights:
Spain	2,438	–	–	2,438
Short-Term Securities	20,132,621	–	–	20,132,621

Total	$233,126,851	$338,814,225	–	$571,941,076

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,109	–	–	$10,109
Foreign currency exchange contracts	–	$3,994	–	3,994
Liabilities:
Equity contracts	(40,558)	–	–	(40,558)
Foreign currency exchange contracts	–	(35,334)	–	(35,334)

Total	$(30,449)	$(31,340)	–	$(61,789)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,003,954	–	–	$2,003,954
Liabilities:
Bank overdraft	–	$(204,792)	–	(204,792)

Total	$2,003,954	$(204,792)	–	$1,799,162

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Master Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. On March 29, 2013, US and certain other financial markets were closed, while some foreign markets were open. The Master Portfolio was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in the investments being categorized as Level 1. Therefore, these securities, with a value of $111,444,208, were transferred from Level 2 to Level 1 during the period December 31, 2012 to March 31, 2013.

76	ACWI EX-US INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ally Auto Receivables Trust,
0.80%, 10/16/17	$500	$500,115
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class B,
2.26%, 9/08/16	650	663,389
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	250	249,599
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3,
5.30%, 3/15/18	100	113,495
Series 2008-A1, Class A1,
5.35%, 2/07/20	170	203,023

Total Asset-Backed Securities – 0.2%		1,729,621

Corporate Bonds
Aerospace & Defense – 0.3%
The Boeing Co.,
6.13%, 2/15/33	100	126,540
General Dynamics Corp.,
3.88%, 7/15/21	50	55,248
Honeywell International, Inc.,
5.30%, 3/01/18	100	118,943
L-3 Communications Corp.:
3.95%, 11/15/16	250	270,067
4.95%, 2/15/21	50	55,897
Lockheed Martin Corp.:
3.35%, 9/15/21	250	262,414
4.07%, 12/15/42(a)	100	91,457
Precision Castparts Corp.:
1.25%, 1/15/18	75	75,156
2.50%, 1/15/23	150	148,208
Raytheon Co.,
4.70%, 12/15/41	100	108,816
United Technologies Corp.:
1.80%, 6/01/17	250	257,872
3.10%, 6/01/22	100	104,808
5.70%, 4/15/40	50	62,902
4.50%, 6/01/42	200	213,174

		1,951,502

Agriculture – 0.0%
Bunge Ltd. Finance Corp.,
3.20%, 6/15/17	150	155,159

Air Freight & Logistics – 0.0%
FedEx Corp.,
3.88%, 8/01/42(b)	50	46,792
United Parcel Service, Inc.:
5.13%, 4/01/19	50	60,115
6.20%, 1/15/38	100	133,426

		240,333

Airlines – 0.0%
Continental Airlines 2012-1 Class A Pass Through Trust,
4.15%, 10/11/25	50	52,313
Delta Air Lines 2012-1 Class A Pass Through Trust,
4.75%, 5/07/21	100	108,250

		160,563

Automobiles – 0.1%
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	100	154,841
Ford Motor Co.:
7.45%, 7/16/31	150	189,707
4.75%, 1/15/43	100	93,070
Toyota Motor Credit Corp.,
1.00%, 2/17/15	500	504,222

		941,840

Beverages – 0.5%
Anheuser-Busch Cos. LLC,
6.45%, 9/01/37	100	132,663
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	146,668

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	77

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages (concluded)
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14	$150	$161,161
7.75%, 1/15/19	250	328,528
2.50%, 7/15/22	200	196,585
3.75%, 7/15/42	50	46,868
Beam, Inc.,
1.88%, 5/15/17	100	101,833
The Coca-Cola Co.:
1.80%, 9/01/16	50	51,689
1.15%, 4/01/18	250	250,301
4.88%, 3/15/19	150	176,795
Diageo Capital Plc:
1.50%, 5/11/17	200	202,758
5.75%, 10/23/17	100	119,157
Diageo Investment Corp.,
2.88%, 5/11/22	100	101,088
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	26,009
2.70%, 11/15/22	100	98,836
Molson Coors Brewing Co.,
3.50%, 5/01/22(b)	75	78,026
PepsiCo, Inc.:
0.75%, 3/05/15	100	100,323
0.70%, 2/26/16	500	500,085
1.25%, 8/13/17	500	501,588
2.75%, 3/05/22	250	254,787
4.88%, 11/01/40	100	112,193

		3,687,941

Biotechnology – 0.2%
Amgen, Inc.:
2.13%, 5/15/17	300	309,827
3.45%, 10/01/20	100	106,957
5.15%, 11/15/41	550	590,163
Celgene Corp.,
3.25%, 8/15/22	150	151,703
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	160,556
5.65%, 12/01/41	50	60,677

		1,379,883

Building Products – 0.0%
Owens Corning,
4.20%, 12/15/22	150	153,412

Capital Markets – 1.0%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	215,553
The Charles Schwab Corp.,
4.45%, 7/22/20	100	114,382
Franklin Resources, Inc.,
2.80%, 9/15/22	150	151,881
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15	500	521,263
3.70%, 8/01/15	150	158,524
3.63%, 2/07/16	400	424,797
5.95%, 1/18/18	300	349,771
2.38%, 1/22/18	250	253,408
7.50%, 2/15/19	150	187,660
5.75%, 1/24/22	350	406,954
3.63%, 1/22/23	150	151,055
6.13%, 2/15/33(b)	400	460,083
6.75%, 10/01/37	200	224,118
Jefferies Group, Inc.,
8.50%, 7/15/19	125	155,614
Morgan Stanley:
4.75%, 4/01/14(b)	150	155,075
1.75%, 2/25/16	750	755,840
5.75%, 10/18/16	225	253,675
4.75%, 3/22/17	350	386,058

78	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
6.63%, 4/01/18	$500	$597,701
5.63%, 9/23/19	250	287,470
5.50%, 7/28/21	100	114,641
3.75%, 2/25/23	450	454,854
7.25%, 4/01/32	50	64,345
6.38%, 7/24/42	50	60,073
Nomura Holdings, Inc.:
5.00%, 3/04/15	50	53,194
2.00%, 9/13/16	250	249,387
Raymond James Financial, Inc.,
4.25%, 4/15/16	100	106,613
State Street Corp.,
2.88%, 3/07/16	100	106,460

		7,420,449

Chemicals – 0.5%
Agrium, Inc.,
3.15%, 10/01/22	50	48,169
Airgas, Inc.,
2.38%, 2/15/20	250	249,462
CF Industries, Inc.,
6.88%, 5/01/18	200	239,630
Cytec Industries, Inc.,
3.50%, 4/01/23	250	250,635
The Dow Chemical Co.:
8.55%, 5/15/19	100	134,417
4.25%, 11/15/20	50	54,908
4.13%, 11/15/21	50	53,527
3.00%, 11/15/22	250	245,701
5.25%, 11/15/41	100	106,899
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	399,847
2.80%, 2/15/23	250	253,907
4.15%, 2/15/43	200	203,091
Eastman Chemical Co.,
3.60%, 8/15/22	200	207,744
Ecolab, Inc.,
4.35%, 12/08/21	150	165,502
Methanex Corp.,
3.25%, 12/15/19	250	252,170
The Mosaic Co.,
3.75%, 11/15/21	50	52,637
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	250	270,502
Praxair, Inc.,
4.63%, 3/30/15	100	108,027
The Sherwin-Williams Co.,
1.35%, 12/15/17	200	200,772

		3,497,547

Commercial Banks – 3.1%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	150	159,506
Bancolombia SA,
5.95%, 6/03/21	100	112,500
Bank of Montreal,
2.50%, 1/11/17	150	156,745
The Bank of New York Mellon Corp.:
0.70%, 10/23/15	350	350,463
2.30%, 7/28/16	50	52,378
1.35%, 3/06/18	250	249,703
3.55%, 9/23/21	50	54,113
Bank of Nova Scotia:
3.40%, 1/22/15	200	209,744
2.90%, 3/29/16	100	106,025
1.38%, 12/18/17(b)	100	99,999
Barclays Bank Plc:
2.75%, 2/23/15	100	103,274
5.00%, 9/22/16	175	196,553
5.13%, 1/08/20	200	230,072
BB&T Corp.,
5.25%, 11/01/19	100	115,239
BBVA US Senior SAU,
4.66%, 10/09/15	250	256,368
BNP Paribas SA,
3.25%, 3/03/23	250	242,976
Commonwealth Bank of Australia/New York NY,
1.25%, 9/18/15	200	201,982
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
1.70%, 3/19/18	250	248,877
Council of Europe Development Bank:

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	79

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (continued)
1.50%, 1/15/15	$50	$50,956
1.00%, 3/07/18	250	248,625
Credit Suisse AG,
5.40%, 1/14/20	150	168,129
Credit Suisse New York,
3.50%, 3/23/15	800	843,214
Discover Bank/Greenwood DE,
2.00%, 2/21/18	600	601,804
European Investment Bank:
3.13%, 6/04/14	1,000	1,032,260
0.63%, 4/15/16	750	750,900
2.50%, 5/16/16	100	105,800
5.13%, 9/13/16	225	258,773
1.25%, 10/14/16	100	101,820
1.75%, 3/15/17	500	517,957
1.63%, 6/15/17	500	514,350
1.00%, 3/15/18	250	248,430
Export-Import Bank of Korea:
4.00%, 1/11/17	400	435,689
1.75%, 2/27/18	500	498,479
Fifth Third Bancorp:
3.63%, 1/25/16	50	53,450
3.50%, 3/15/22	100	104,192
Fifth Third Bank/Cincinnati OH:
0.90%, 2/26/16	500	499,661
1.45%, 2/28/18	200	199,952
HSBC Holdings Plc:
4.88%, 1/14/22	150	171,326
4.00%, 3/30/22	600	645,557
6.80%, 6/01/38	250	319,529
HSBC USA, Inc.,
2.38%, 2/13/15	300	308,676
International Bank for Reconstruction & Development:
2.38%, 5/26/15	500	521,763
0.50%, 4/15/16	750	750,204
1.00%, 9/15/16	75	76,173
International Finance Corp.,
0.50%, 5/15/15	500	500,984
Intesa Sanpaolo SPA:
3.13%, 1/15/16	250	244,386
3.88%, 1/16/18	200	193,390
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	250	294,487
KeyCorp,
5.10%, 3/24/21	100	116,422
KFW,
2.13%, 1/17/23	200	198,359
Korea Development Bank:
3.25%, 3/09/16	100	105,547
1.50%, 1/22/18(b)	200	197,113
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	200	212,020
Lloyds TSB Bank Plc,
4.20%, 3/28/17(b)	50	54,871
Manufacturers & Traders Trust Co.,
1.45%, 3/07/18	250	250,291
National Australia Bank, NY,
2.00%, 3/09/15	250	256,249
Nordic Investment Bank,
0.50%, 4/14/16	500	499,450
Oesterreichische Kontrollbank AG,
2.00%, 6/03/16(b)	100	103,980
PNC Bank NA,
2.95%, 1/30/23	250	248,536
PNC Funding Corp.(c):
5.63%, 2/01/17	150	171,336
3.30%, 3/08/22	150	154,662
Rabobank Nederland:
3.38%, 1/19/17	300	321,184
3.88%, 2/08/22	150	158,229
5.25%, 5/24/41	25	28,278
Royal Bank of Canada:
1.45%, 10/30/14	100	101,495
0.85%, 3/08/16	250	249,971
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	254,621
SunTrust Banks, Inc.,
3.50%, 1/20/17(b)	50	53,538
Svensk Exportkredit AB,
2.13%, 7/13/16	200	208,520
Svenska Handelsbanken AB,
1.63%, 3/21/18	250	249,288

80	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Swiss Bank Corp.,
7.00%, 10/15/15	$150	$168,332
The Toronto-Dominion Bank,
2.38%, 10/19/16	50	52,310
US Bancorp:
1.65%, 5/15/17	250	254,764
4.13%, 5/24/21	50	55,994
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	66,219
Wachovia Corp.,
5.63%, 10/15/16	250	285,321
Wells Fargo & Co.:
2.63%, 12/15/16	100	105,089
2.10%, 5/08/17	150	154,681
5.63%, 12/11/17	250	295,709
1.50%, 1/16/18	250	249,480
3.50%, 3/08/22	500	525,499
3.45%, 2/13/23	150	151,008
Wells Fargo Bank NA,
4.75%, 2/09/15	500	534,220
Westpac Banking Corp.:
3.00%, 8/04/15	250	262,548
1.60%, 1/12/18	250	252,821
4.88%, 11/19/19	50	58,458

		22,073,846

Commercial Services & Supplies – 0.1%
The ADT Corp.,
4.88%, 7/15/42(a)	100	94,988
Republic Services, Inc.:
5.25%, 11/15/21	50	58,448
3.55%, 6/01/22	250	261,364
Vanderbilt University,
5.25%, 4/01/19	100	119,120
Waste Management, Inc.,
2.90%,9/15/22(b)	200	197,892

		731,812

Communications Equipment – 0.1%
Cisco Systems, Inc.,
5.50%, 1/15/40	350	417,650
Motorola Solutions, Inc.(b):
3.75%, 5/15/22	150	153,620
3.50%, 3/01/23	250	251,474

		822,744

Computers & Peripherals – 0.2%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	300	314,506
Dell, Inc.,
5.65%, 4/15/18	75	78,313
Hewlett-Packard Co.:
4.75%, 6/02/14	150	156,677
3.30%, 12/09/16	150	156,215
4.65%, 12/09/21	100	103,690
6.00%, 9/15/41	150	152,675
NetApp, Inc.,
2.00%, 12/15/17	350	351,955

		1,314,031

Construction & Engineering – 0.1%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	152,089
2.88%, 5/08/22	100	101,490
URS Corp.,
3.85%, 4/01/17(a)	100	103,923

		357,502

Consumer Finance – 0.3%
American Express Co.:
2.65%, 12/02/22	230	225,389
4.05%, 12/03/42	67	64,313

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	81

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
American Express Credit Co.,
2.75%, 9/15/15	$250	$261,393
Capital One Financial Corp.:
7.38%, 5/23/14	250	268,368
1.00%, 11/06/15	200	199,256
6.75%, 9/15/17	100	120,814
Caterpillar Financial Services Corp.:
1.10%, 5/29/15	250	252,856
0.70%, 2/26/16	700	699,518
HSBC Finance Corp.,
6.68%, 1/15/21	161	190,517

		2,282,424

Diversified Financial Services – 2.9%
American Express Credit Corp.:
1.75%, 6/12/15	500	510,890
2.38%, 3/24/17	100	104,567
Bank of America Corp.:
7.38%, 5/15/14	150	160,527
4.50%, 4/01/15	50	52,981
7.75%, 8/15/15	250	282,461
3.63%, 3/17/16	150	159,118
3.75%, 7/12/16	350	372,248
3.88%, 3/22/17	300	322,728
2.00%, 1/11/18	1,050	1,045,005
5.63%, 7/01/20	150	175,045
5.00%, 5/13/21	100	112,091
5.70%, 1/24/22	100	117,134
3.30%, 1/11/23	250	246,515
5.88%, 2/07/42	100	118,803
BNP Paribas SA:
3.25%, 3/11/15	100	103,690
2.38%, 9/14/17	250	253,702
5.00%, 1/15/21	100	112,758
Capital One Bank USA NA,
3.38%, 2/15/23	350	346,571
Citigroup, Inc.:
6.38%, 8/12/14	150	160,751
2.65%, 3/02/15	400	411,047
1.25%, 1/15/16	250	249,699
3.95%, 6/15/16	150	161,628
4.45%, 1/10/17	400	440,374
8.50%, 5/22/19	250	333,062
4.05%, 7/30/22	250	258,256
3.38%, 3/01/23	500	504,017
6.63%, 6/15/32	100	119,207
6.88%, 3/05/38	100	131,200
8.13%, 7/15/39	75	109,937
5.88%, 1/30/42	150	179,271
Deutsche Bank AG London,
3.25%, 1/11/16	300	317,949
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	250	275,860
2.75%, 5/15/15	500	510,382
4.25%, 2/03/17	250	267,545
2.38%, 1/16/18	250	248,538
General Electric Capital Corp.:
2.25%, 11/09/15	100	103,419
1.00%, 1/08/16(b)	1,000	1,000,432
2.90%, 1/09/17	100	105,540
5.63%, 5/01/18	300	355,041
4.38%, 9/16/20	50	55,837
4.63%, 1/07/21	250	281,452
4.65%, 10/17/21	200	223,910
3.10%, 1/09/23(b)	200	198,013
5.88%, 1/14/38	750	874,489

82	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
6.38%, 11/15/67(d)	$250	$265,000
Series G, 6.00%, 8/07/19	100	121,407
Jefferies Group LLC,
5.13%, 1/20/23	150	158,816
John Deere Capital Corp.:
0.88%, 4/17/15	250	251,462
0.75%, 1/22/16	250	250,734
2.25%, 4/17/19	100	103,406
3.90%, 7/12/21	50	55,681
JPMorgan Chase & Co.:
1.88%, 3/20/15	350	356,655
5.25%, 5/01/15	250	271,004
1.10%, 10/15/15	250	250,355
3.15%, 7/05/16	300	318,085
2.00%, 8/15/17	250	254,571
1.80%, 1/25/18(b)	250	251,321
4.50%, 1/24/22	300	328,776
3.25%, 9/23/22	200	199,691
3.20%, 1/25/23	150	149,757
6.40%, 5/15/38	100	128,230
5.50%, 10/15/40	125	147,939
5.60%, 7/15/41	50	59,468
5.40%, 1/06/42	250	286,963
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	250	277,945
6.88%, 4/25/18	400	482,808
6.11%, 1/29/37	100	112,635
Moody’s Corp.,
4.50%, 9/01/22	50	51,529
Murray Street Investment Trust I,
4.65%, 3/09/17(e)	200	218,700
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/02/15	200	201,908
3.05%, 3/01/16	50	53,002
NCUA Guaranteed Notes,
3.00%, 6/12/19	1,000	1,097,250
ORIX Corp.,
3.75%, 3/09/17(b)	100	105,018
Royal Bank of Scotland Plc:
2.55%, 9/18/15	200	205,558
4.38%, 3/16/16(b)	250	272,091
SLM Corp.:
6.00%, 1/25/17	300	326,250
8.45%, 6/15/18	100	118,500
5.50%, 1/25/23	200	198,500
Toyota Motor Credit Corp.,
1.38%, 1/10/18	200	200,829
UBS AG Stamford,
5.75%, 4/25/18	300	355,399

		20,960,933

Diversified Telecommunication Services – 0.9%
AT&T, Inc.:
5.10%, 9/15/14	300	319,027
0.80%, 12/01/15	500	499,002
0.90%, 2/12/16	500	499,661
6.30%, 1/15/38	200	239,909
5.35%, 9/01/40	213	228,033
4.30%, 12/15/42(a)	151	140,688
4.35%, 6/15/45(a)	759	705,594
British Telecommunications Plc:
2.00%, 6/22/15	250	255,772
9.63%, 12/15/30	50	77,501
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	150	212,403
France Telecom SA:
2.75%, 9/14/16	200	209,027
4.13%, 9/14/21	150	160,898
5.38%, 1/13/42	225	233,225
Qwest Corp.:

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	83

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
6.50%, 6/01/17(b)	$150	$173,534
6.75%, 12/01/21	50	57,570
Telecom Italia Capital SA:
7.18%, 6/18/19	400	454,925
7.72%, 6/04/38	50	52,047
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	100	103,975
Telefonica Emisiones SAU:
3.99%, 2/16/16	350	364,819
5.46%, 2/16/21	50	53,810
7.05%, 6/20/36	75	80,512
Telefonica Europe BV,
8.25%, 9/15/30	50	59,166
Verizon Communications, Inc.:
1.10%, 11/01/17(b)	250	246,083
8.75%, 11/01/18	65	87,414
6.40%, 2/15/38	200	240,554
6.00%, 4/01/41	250	290,801
3.85%, 11/01/42	250	216,223
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	136,611

		6,398,784

Electric Utilities – 0.9%
Alabama Power Co.,
5.50%, 10/15/17	100	118,407
Ameren Illinois Co.,
2.70%, 9/01/22	100	100,754
American Electric Power Co., Inc.,
1.65%, 12/15/17	200	200,675
Carolina Power & Light Co.:
4.10%, 5/15/42	150	149,741
4.10%, 3/15/43	200	199,652
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	100	92,921
Commonwealth Edison Co.,
5.90%, 3/15/36	50	63,476
The Connecticut Light & Power Co.,
2.50%, 1/15/23	150	149,751
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	127,345
3.95%, 3/01/43	150	147,920
DTE Electric Co.,
4.00%, 4/01/43	150	150,521
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	128,853
Duke Energy Corp.,
1.63%, 8/15/17	250	252,214
Duke Energy Indiana, Inc.,
4.20%, 3/15/42	150	152,015
Entergy Corp.:
3.63%, 9/15/15	50	52,243
4.70%, 1/15/17	150	163,794
FirstEnergy Corp.:
2.75%, 3/15/18	250	252,831
7.38%, 11/15/31	200	234,296
Florida Power & Light Co.:
5.95%, 2/01/38	50	64,972
4.05%, 6/01/42	150	151,796
Georgia Power Co.:
0.63%, 11/15/15	250	249,864
4.30%, 3/15/42	200	200,656
Great Plains Energy, Inc.,
5.29%, 6/15/22(b)(f)	150	170,234
Indiana Michigan Power Co.,
6.05%, 3/15/37	175	210,733
LG&E & KU Energy LLC,
3.75%, 11/15/20(b)	50	53,099
Nevada Power Co.,
5.45%, 5/15/41	50	59,973
Nisource Finance Corp.,
5.25%, 2/15/43	75	78,579
Northern States Power Co/MN,
3.40%, 8/15/42	200	181,623
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	130,107
5.30%, 6/01/42	75	84,952
PacifiCorp,
2.95%, 2/01/22(b)	100	104,277
Progress Energy, Inc.:
4.40%, 1/15/21	100	111,866
7.75%, 3/01/31	50	68,848

84	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Public Service Co. of Colorado,
3.95%, 3/15/43	$200	$200,701
Public Service Electric & Gas Co.:
3.50%, 8/15/20	50	55,116
3.95%, 5/01/42	50	50,518
3.65%, 9/01/42	50	48,077
Southern California Edison Co.:
5.00%, 1/15/16	100	111,967
5.50%, 3/15/40	50	62,014
4.05%, 3/15/42	150	152,051
The Toledo Edison Co.,
6.15%, 5/15/37	100	122,772
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	419,295
4.00%, 1/15/43	250	253,042

		6,134,541

Electrical Equipment – 0.1%
Eaton Corp.,
4.00%, 11/02/32(a)	200	199,726
Emerson Electric Co.:
5.00%, 4/15/19	100	118,626
2.63%, 2/15/23	350	353,451
Roper Industries, Inc.,
3.13%, 11/15/22	150	150,558

		822,361

Electronic Equipment, Instruments & Components – 0.2%
Arrow Electronics, Inc.,
3.00%, 3/01/18(b)	750	756,647
Corning, Inc.,
4.75%, 3/15/42	50	50,950
Jabil Circuit, Inc.,
4.70%, 9/15/22	250	249,062
Tyco Electronics Group SA:
6.55%, 10/01/17	50	59,792
3.50%, 2/03/22	100	101,834

		1,218,285

Energy Equipment & Services – 0.2%
Baker Hughes, Inc.,
5.13%, 9/15/40	100	116,246
Ensco Plc,
3.25%, 3/15/16	100	106,512
FMC Technologies, Inc.,
3.45%, 10/01/22	100	101,516
Halliburton Co.:
6.15%, 9/15/19	100	125,857
4.50%, 11/15/41	50	53,754
National Oilwell Varco, Inc.,
3.95%, 12/01/42	150	144,158
Sunoco Logistics Partners Operations LP,
4.95%, 1/15/43	250	245,017
Transcontinental Gas Pipe Line Co. LLC,
4.45%, 8/01/42	250	247,559
Transocean, Inc.:
5.05%, 12/15/16	250	277,774
6.80%, 3/15/38	50	55,070

		1,473,463

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.,
1.13%, 12/15/17	150	150,479
CVS Caremark Corp.:
2.75%, 12/01/22	400	394,336
6.13%, 9/15/39	50	61,774
The Kroger Co.:
6.15%, 1/15/20	100	121,671
3.40%, 4/15/22(b)	100	104,177
Safeway, Inc.,
4.75%, 12/01/21(b)	100	107,647
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	800	820,622
3.63%, 7/08/20	150	165,450

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	85

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (concluded)
5.63%, 4/15/41	$500	$625,382
Walgreen Co.:
1.80%, 9/15/17	200	202,443
3.10%, 9/15/22	200	197,911

		2,951,892

Food Products – 0.4%
Archer-Daniels-Midland Co.,
4.54%, 3/26/42	75	77,904
ConAgra Foods, Inc.:
5.88%, 4/15/14	250	262,507
3.25%, 9/15/22	200	201,475
4.65%, 1/25/43	250	248,785
Delhaize Group SA,
4.13%, 4/10/19	150	158,933
General Mills, Inc.:
1.55%, 5/16/14	100	101,175
3.15%, 12/15/21	150	157,280
Ingredion Inc.,
3.20%, 11/01/15	50	52,457
The JM Smucker Co.,
3.50%, 10/15/21	50	52,683
Kellogg Co.:
1.88%, 11/17/16	200	205,460
3.13%, 5/17/22	100	103,586
Kraft Foods Group, Inc.:
1.63%, 6/04/15	250	253,852
5.38%, 2/10/20	52	62,050
5.00%, 6/04/42	200	214,443
Kraft Foods, Inc.:
4.13%, 2/09/16	150	163,296
6.13%, 8/23/18	150	182,699
6.50%, 2/09/40	150	194,786
Mondelez International, Inc.,
5.38%, 2/10/20	48	57,109
Tyson Foods, Inc.,
4.50%, 6/15/22	150	163,219
Unilever Capital Corp.,
4.25%, 2/10/21	200	228,501

		3,142,200

Gas Utilities – 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	50	53,768
Atmos Energy Corp.,
4.15%, 1/15/43	100	99,486
National Fuel Gas Co.,
3.75%, 3/01/23	300	304,153
ONEOK, Inc.,
4.25%, 2/01/22	100	106,204

		563,611

Health Care Equipment & Supplies – 0.3%
Boston Scientific Corp.:
4.50%, 1/15/15	250	265,213
6.00%, 1/15/20	100	116,887
CareFusion Corp.,
3.30%, 3/01/23(a)	200	201,505
Covidien International Finance SA:
1.35%, 5/29/15	250	253,599
6.55%, 10/15/37	25	33,848
Hospira, Inc.,
6.05%, 3/30/17	125	142,242
Medtronic, Inc.:
1.38%, 4/01/18	300	299,999
4.13%, 3/15/21	50	55,982
4.00%, 4/01/43	150	145,907
St Jude Medical, Inc.,
3.25%, 4/15/23	150	150,640
Stryker Corp.,
1.30%, 4/01/18	200	199,182

86	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (concluded)
Zimmer Holdings, Inc.,
1.40%, 11/30/14	$250	$251,739

		2,116,743

Health Care Providers & Services – 0.7%
Aetna, Inc.:
1.50%, 11/15/17	250	250,601
2.75%, 11/15/22	500	489,245
6.75%, 12/15/37	50	66,576
Cardinal Health, Inc.:
1.70%, 3/15/18	750	747,690
3.20%, 6/15/22(b)	50	50,360
4.60%, 3/15/43	50	49,039
Cigna Corp.:
2.75%, 11/15/16	100	105,564
4.00%, 2/15/22	25	27,006
5.38%, 2/15/42	50	56,533
Express Scripts Holding Co.:
3.50%, 11/15/16	100	107,732
2.65%, 2/15/17	350	366,610
4.75%, 11/15/21	50	56,766
Humana, Inc.,
3.15%, 12/01/22(b)	250	246,934
Kaiser Foundation Hospitals,
3.50%, 4/01/22	100	104,971
Laboratory Corp. of America Holdings,
3.75%, 8/23/22	100	102,659
McKesson Corp.:
3.25%, 3/01/16(b)	250	267,933
2.85%, 3/15/23	150	151,155
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	52,130
Quest Diagnostics, Inc.(b):
3.20%, 4/01/16	50	52,519
4.70%, 4/01/21	100	109,333
UnitedHealth Group, Inc.:
1.63%, 3/15/19	550	551,551
5.95%, 2/15/41	100	122,709
3.95%, 10/15/42	150	141,264
WellPoint, Inc.:
5.25%, 1/15/16	150	166,998
1.88%, 1/15/18	450	455,764
3.13%, 5/15/22	200	201,356
3.30%, 1/15/23	100	101,334
4.63%, 5/15/42	50	50,197

		5,252,529

Hotels, Restaurants & Leisure – 0.3%
Carnival Corp.,
1.20%, 2/05/16	250	250,319
Darden Restaurants, Inc.,
3.35%, 11/01/22(b)	100	95,105
Marriott International, Inc.:
3.00%, 3/01/19	100	104,753
3.25%, 9/15/22	100	100,405
McDonald’s Corp.:
0.75%, 5/29/15	250	251,413
1.88%, 5/29/19	100	101,871
3.50%, 7/15/20	50	55,134
Starwood Hotels & Resorts Worldwide, Inc.,
3.13%, 2/15/23	250	246,546
Wyndham Worldwide Corp.:
2.50%, 3/01/18	500	502,831
4.25%, 3/01/22	50	52,366
3.90%, 3/01/23	125	125,409

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	87

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Yum! Brands, Inc.,
5.30%, 9/15/19	$100	$116,615

		2,002,767

Household Durables – 0.1%
MDC Holdings, Inc.,
6.00%, 1/15/43	100	99,155
Mohawk Industries, Inc.,
3.85%, 2/01/23	125	127,075
Whirlpool Corp.:
8.60%, 5/01/14	100	108,073
5.15%, 3/01/43	200	202,130

		536,433

Household Products – 0.1%
The Clorox Co.,
3.05%, 9/15/22	50	50,445
Energizer Holdings, Inc.,
4.70%, 5/19/21	50	53,339
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	54,764
The Procter & Gamble Co.:
1.80%, 11/15/15	100	103,439
2.30%, 2/06/22	250	251,414

		513,401

Independent Power Producers & Energy Traders – 0.1%
Ameren Corp.,
8.88%, 5/15/14	150	161,962
Exelon Generation Co. LLC:
6.25%, 10/01/39	150	174,190
5.60%, 6/15/42	50	54,172
PPL Energy Supply LLC,
4.60%, 12/15/21	150	159,853

		550,177

Industrial Conglomerates – 0.2%
General Electric Co.:
0.85%, 10/09/15	750	752,502
2.70%, 10/09/22	150	150,012
Koninklijke Philips Electronics N.V.,
3.75%, 3/15/22	250	267,273
Waste Management, Inc.,
4.60%, 3/01/21(b)	100	113,002

		1,282,789

Insurance – 1.1%
ACE INA Holdings, Inc.,
4.15%, 3/13/43	150	151,025
Aflac, Inc.,
2.65%, 2/15/17(b)	250	262,830
Alleghany Corp.,
4.95%, 6/27/22	50	55,638
The Allstate Corp.:
5.00%, 8/15/14	100	105,886
7.45%, 5/16/19	150	197,215
5.20%, 1/15/42	200	230,271
American International Group, Inc.:
4.25%, 9/15/14	100	104,747
4.88%, 9/15/16	150	166,921
3.80%, 3/22/17	350	378,726
8.25%, 8/15/18	100	129,551
4.88%, 6/01/22	250	282,822
8.18%, 5/15/38(d)	175	235,594
Aon Corp.,
3.13%, 5/27/16	50	52,801
Assurant, Inc.,
2.50%, 3/15/18	250	248,214
AXA SA,
8.60%, 12/15/30	50	64,114
Berkshire Hathaway Finance Corp.:
5.10%, 7/15/14	100	106,002
4.40%, 5/15/42	100	99,346
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	103,159

88	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
1.55%, 2/09/18	$500	$506,208
CNA Financial Corp.,
5.75%, 8/15/21(b)	100	118,109
Genworth Financial, Inc.:
8.63%, 12/15/16(b)	250	301,769
7.70%, 6/15/20	50	59,205
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	120,427
ING US, Inc.,
2.90%, 2/15/18(a)	750	760,723
Lincoln National Corp.:
4.85%, 6/24/21	50	56,389
4.20%, 3/15/22	100	108,547
Markel Corp.,
3.63%, 3/30/23	250	250,949
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/21	50	57,076
MetLife, Inc.:
5.00%, 6/15/15	100	108,919
4.75%, 2/08/21	200	228,828
6.40%, 12/15/36	100	109,375
4.13%, 8/13/42	50	46,804
Principal Financial Group, Inc.,
4.63%, 9/15/42	50	51,511
The Progressive Corp.,
3.75%, 8/23/21(b)	50	54,469
Prudential Financial, Inc.:
3.00%, 5/12/16(b)	150	158,571
5.38%, 6/21/20(b)	350	412,788
8.88%, 6/15/38(d)	100	122,874
5.63%, 6/15/43(d)	100	103,500
5.20%, 3/15/44(d)	100	100,250
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	129,664
Willis Group Holdings Plc,
4.13%, 3/15/16	200	212,505
WR Berkley Corp.,
4.63%, 3/15/22	200	217,013
XL Group Ltd.,
5.75%, 10/01/21	100	118,762

		7,490,097

Internet & Catalog Retail – 0.0%
Amazon.com, Inc.,
1.20%, 11/29/17	250	248,705

Internet Software & Services – 0.0%
eBay, Inc.:
3.25%, 10/15/20	50	53,555
2.60%, 7/15/22	50	49,962
Google, Inc.,
3.63%, 5/19/21	25	27,718

		131,235

IT Services – 0.3%
Fiserv, Inc.,
6.80%, 11/20/17	50	60,059
International Business Machines Corp.:
0.55%, 2/06/15	250	250,384
0.75%, 5/11/15	200	201,315
2.00%, 1/05/16	150	155,504
1.25%, 2/08/18	500	502,231
1.88%, 5/15/19(b)	250	256,566
2.90%, 11/01/21	100	104,813
4.00%, 6/20/42	100	100,339
The Western Union Co.:
2.88%, 12/10/17	250	253,728
6.20%, 11/17/36(b)	25	25,625

		1,910,564

Leisure Equipment & Products – 0.0%
Mattel, Inc.,
1.70%, 3/15/18	200	201,090

Life Sciences Tools & Services – 0.1%
Life Technologies Corp.,
6.00%, 3/01/20	100	112,194

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	89

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Life Sciences Tools & Services (concluded)
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/16	$50	$51,771
3.15%, 1/15/23	250	248,554

		412,519

Machinery – 0.1%
Caterpillar, Inc.:
5.70%, 8/15/16(b)	100	115,686
3.90%, 5/27/21	50	55,486
5.20%, 5/27/41	100	117,709
Danaher Corp.,
3.90%, 6/23/21	50	55,762
Deere & Co.,
3.90%, 6/09/42	50	49,396
Flowserve Corp.,
3.50%, 9/15/22	100	101,109
Illinois Tool Works, Inc.:
4.88%, 9/15/41	50	55,874
3.90%, 9/01/42	75	72,324
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	60,348
Joy Global, Inc.,
5.13%, 10/15/21(b)	50	55,835
Stanley Black & Decker, Inc.,
2.90%, 11/01/22	150	150,635

		890,164

Media – 1.3%
CBS Corp.:
7.88%, 7/30/30	75	99,161
4.85%, 7/01/42	75	72,938
CC Holdings GS V LLC,
2.38%, 12/15/17(a)(b)	325	327,101
Cintas Corp. No 2,
4.30%, 6/01/21	25	27,490
Comcast Corp.:
5.15%, 3/01/20	350	414,648
4.25%, 1/15/33	400	402,647
6.45%, 3/15/37	200	253,705
4.65%, 7/15/42	150	152,649
COX Communications, Inc.,
5.50%, 10/01/15	100	111,464
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	100	104,962
3.50%, 3/01/16	250	265,483
2.40%, 3/15/17	250	256,416
1.75%, 1/15/18	750	741,310
5.15%, 3/15/42	150	144,962
Discovery Communications LLC:
4.38%, 6/15/21	50	55,120
3.25%, 4/01/23	50	50,730
4.95%, 5/15/42	50	51,406
4.88%, 4/01/43	150	153,461
NBC Universal Media LLC:
3.65%, 4/30/15	250	264,813
4.38%, 4/01/21	100	112,515
2.88%, 1/15/23	250	247,801
News America, Inc.:
4.50%, 2/15/21	100	112,761
3.00%, 9/15/22	400	395,480
6.20%, 12/15/34	100	118,286
6.15%, 2/15/41	150	179,619
Omnicom Group, Inc.,
3.63%, 5/01/22	125	127,777
TCI Communications, Inc.,
8.75%, 8/01/15	50	59,051
Thomson Reuters Corp.,
6.50%, 7/15/18	250	307,045
Time Warner Cable, Inc.:
7.50%, 4/01/14	250	266,620
4.13%, 2/15/21	100	107,328
6.55%, 5/01/37	150	173,080
6.75%, 6/15/39	50	59,006

90	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
4.50%, 9/15/42	$225	$204,531
Time Warner, Inc.:
8.25%, 4/01/19	300	390,517
4.88%, 3/15/20	250	286,134
3.40%, 6/15/22(b)	250	257,797
7.70%, 5/01/32	250	340,687
6.25%, 3/29/41	150	177,322
Viacom, Inc.:
3.13%, 6/15/22	150	150,186
3.25%, 3/15/23	200	200,861
4.38%, 3/15/43(a)	70	64,671
The Walt Disney Co.:
0.88%, 12/01/14	250	252,063
3.75%, 6/01/21	50	55,135
2.35%, 12/01/22	300	296,689
WPP Finance 2010,
4.75%, 11/21/21	100	108,010

		9,001,438

Metals & Mining – 0.7%
Alcoa, Inc.:
5.55%, 2/01/17(b)	200	220,550
5.90%, 2/01/27	100	106,234
AngloGold Ashanti Holdings Plc,
5.13%, 8/01/22	100	101,370
Barrick Gold Corp.:
2.90%, 5/30/16	250	262,860
3.85%, 4/01/22	350	357,780
Barrick North America Finance LLC,
5.70%, 5/30/41	50	52,980
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	101,783
2.88%, 2/24/22	250	255,442
Carpenter Technology Corp.,
4.45%, 3/01/23	250	256,740
Cliffs Natural Resources, Inc.(b):
3.95%, 1/15/18	200	200,806
4.88%, 4/01/21	50	49,272
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17	100	101,183
3.10%, 3/15/20(a)	200	200,668
3.55%, 3/01/22	50	49,700
5.45%, 3/15/43(a)	100	98,830
Goldcorp, Inc.,
2.13%, 3/15/18	150	150,491
Newmont Mining Corp.:
3.50%, 3/15/22	200	201,363
4.88%, 3/15/42	50	48,380
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16(b)	50	52,200
4.13%, 5/20/21	150	161,990
Rio Tinto Finance USA Plc:
1.13%, 3/20/15	250	251,502
1.63%, 8/21/17	250	252,223
2.88%, 8/21/22	100	97,867
4.75%, 3/22/42	100	104,189
Southern Copper Corp.,
6.75%, 4/16/40	100	112,736
Teck Resources Ltd.:
3.00%, 3/01/19	450	460,916
4.75%, 1/15/22	50	53,098
3.75%, 2/01/23(b)	100	97,591
5.20%, 3/01/42	50	46,078
Vale Overseas Ltd.,
6.88%, 11/21/36	200	227,171

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	91

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Vale SA,
5.63%, 9/11/42	$250	$247,329

		4,981,322

Multi-Utilities – 0.2%
CMS Energy Corp.,
4.70%, 3/31/43	200	199,995
Consolidated Edison Co. of New York, Inc.,
4.20%, 3/15/42	150	154,331
Dominion Resources, Inc.:
1.40%, 9/15/17	250	250,484
4.90%, 8/01/41	50	55,058
Nisource Finance Corp.,
5.95%, 6/15/41	50	56,831
Pacific Gas & Electric Co.,
6.05%, 3/01/34	250	312,728
San Diego Gas & Electric Co.,
4.30%, 4/01/42	100	108,555
SCANA Corp.,
4.13%, 2/01/22	100	105,025

		1,243,007

Multiline Retail – 0.1%
Kohl’s Corp.,
4.00%, 11/01/21(b)	50	51,614
Nordstrom, Inc.,
4.00%, 10/15/21	100	110,539
Target Corp.:
2.90%, 1/15/22	150	154,834
7.00%, 1/15/38	100	142,860
4.00%, 7/01/42	100	97,303

		557,150

Office Electronics – 0.1%
Xerox Corp.:
4.25%, 2/15/15	250	263,335
5.63%, 12/15/19	100	114,288

		377,623

Oil, Gas & Consumable Fuels – 2.8%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	50	61,488
Anadarko Petroleum Corp.:
6.38%, 9/15/17	750	895,209
6.45%, 9/15/36	100	122,907
Apache Corp.:
3.25%, 4/15/22	200	207,458
2.63%, 1/15/23(b)	250	243,148
6.00%, 1/15/37	100	120,108
Boardwalk Pipelines LP,
3.38%, 2/01/23	200	196,294
BP Capital Markets Plc:
3.63%, 5/08/14	100	103,307
3.20%, 3/11/16	100	106,523
1.85%, 5/05/17	250	256,273
4.74%, 3/11/21	50	57,952
3.25%, 5/06/22	100	103,313
Canadian Natural Resources Ltd.:
1.45%, 11/14/14	50	50,555
3.45%, 11/15/21	100	106,212
6.25%, 3/15/38	50	60,643
Cenovus Energy, Inc.:
5.70%, 10/15/19	150	181,126
3.00%, 8/15/22	100	100,087
ConocoPhillips:
4.60%, 1/15/15	200	214,257
6.50%, 2/01/39	400	534,890
ConocoPhillips Co.,
1.05%, 12/15/17	250	249,143
ConocoPhillips Holding Co.,
6.95%, 4/15/29	100	135,094
DCP Midstream Operating LP,
3.88%, 3/15/23	225	226,216

92	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.:
1.88%, 5/15/17	$250	$252,430
4.00%, 7/15/21(b)	150	160,095
4.75%, 5/15/42	50	48,841
Ecopetrol SA,
7.63%, 7/23/19	100	125,250
El Paso Pipeline Partners Operating Co. LLC,
5.00%, 10/01/21(b)	200	224,236
Enbridge Energy Partners LP,
4.20%, 9/15/21(b)	100	105,388
Encana Corp.,
3.90%, 11/15/21(b)	200	211,562
Energy Transfer Partners LP:
9.70%, 3/15/19	44	59,311
5.20%, 2/01/22	250	280,685
3.60%, 2/01/23	150	149,268
Ensco Plc,
4.70%, 3/15/21	100	111,651
Enterprise Products Operating LLC:
5.60%, 10/15/14	200	214,390
3.35%, 3/15/23	250	254,596
5.95%, 2/01/41	150	173,774
4.45%, 2/15/43	75	72,119
4.85%, 3/15/44	200	204,174
EOG Resources, Inc.:
2.50%, 2/01/16	50	52,294
5.63%, 6/01/19	150	182,289
EQT Corp.,
4.88%, 11/15/21	50	52,977
Hess Corp.:
8.13%, 2/15/19	200	258,305
5.60%, 2/15/41	300	322,163
Husky Energy, Inc.,
3.95%, 4/15/22	150	160,478
Kinder Morgan Energy Partners LP:
3.95%, 9/01/22	225	239,063
6.50%, 2/01/37	100	119,954
5.00%, 8/15/42	75	76,031
5.00%, 3/01/43	200	203,088
Marathon Oil Corp.:
5.90%, 3/15/18	100	119,150
2.80%, 11/01/22	150	146,427
Marathon Petroleum Corp.:
3.50%, 3/01/16	250	267,112
5.13%, 3/01/21	150	174,950
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	250	310,729
Murphy Oil Corp.,
4.00%, 6/01/22(b)	100	99,700
Nabors Industries, Inc.:
5.00%, 9/15/20	50	53,329
4.63%, 9/15/21	250	260,941
Nexen, Inc.,
6.40%, 5/15/37	100	129,182
Noble Energy, Inc.,
4.15%, 12/15/21	150	164,918
Noble Holding International Ltd.:
2.50%, 3/15/17	150	154,246
5.25%, 3/15/42	50	50,296
Occidental Petroleum Corp.,
4.10%, 2/01/21	50	56,684
ONEOK Partners LP:
2.00%, 10/01/17	250	252,636
6.13%, 2/01/41	50	58,149
Pemex Project Funding Master Trust,
5.75%, 3/01/18(b)	350	402,063
Petrobras International Finance Co.:
2.88%, 2/06/15	100	102,076
3.50%, 2/06/17	500	516,247
5.75%, 1/20/20	400	440,550
5.38%, 1/27/21	250	269,748
Petrohawk Energy Corp.,
7.88%, 6/01/15	50	51,723
Petroleos Mexicanos:
4.88%, 1/24/22	400	443,000
3.50%, 1/30/23(a)	150	149,625
6.50%, 6/02/41	50	58,875

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	93

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
5.50%, 6/27/44	$200	$206,300
Phillips 66:
1.95%, 3/05/15	250	255,492
5.88%, 5/01/42	100	117,455
Pioneer Natural Resources Co.,
3.95%, 7/15/22	150	156,619
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	250	245,997
5.15%, 6/01/42(b)	50	54,520
Rowan Cos., Inc.,
5.40%, 12/01/42	100	99,847
Sempra Energy,
2.30%, 4/01/17	250	259,849
Shell International Finance BV:
3.10%, 6/28/15	150	158,544
0.63%, 12/04/15	1,050	1,053,865
4.38%, 3/25/20	100	115,897
6.38%, 12/15/38	50	69,056
5.50%, 3/25/40	50	62,299
Southwestern Energy Co.,
4.10%, 3/15/22	100	105,686
Spectra Energy Capital LLC,
3.30%, 3/15/23	500	501,688
Statoil ASA,
5.10%, 8/17/40	100	117,638
Suncor Energy, Inc.:
6.10%, 6/01/18	200	241,925
6.50%, 6/15/38	100	127,284
Talisman Energy, Inc.:
3.75%, 2/01/21	50	51,998
5.50%, 5/15/42	50	52,004
Tennessee Gas Pipeline Co. LLC,
7.50%, 4/01/17	100	122,502
Total Capital Canada Ltd.,
2.75%, 7/15/23	150	150,411
Total Capital International SA:
0.75%, 1/25/16	400	400,956
1.50%, 2/17/17	100	101,722
TransCanada PipeLines Ltd.:
0.88%, 3/02/15	100	100,435
6.20%, 10/15/37	200	251,582
Transocean, Inc.:
2.50%, 10/15/17	250	253,164
3.80%, 10/15/22	100	98,512
Valero Energy Corp.:
6.13%, 2/01/20	150	182,260
6.63%, 6/15/37	100	121,849
Weatherford International Ltd.:
6.00%, 3/15/18	150	171,110
5.13%, 9/15/20	50	53,929
5.95%, 4/15/42	100	103,071
The Williams Cos., Inc.:
7.88%, 9/01/21	31	39,611
3.70%, 1/15/23	100	99,271
Williams Partners LP:
3.80%, 2/15/15	150	157,959
4.00%, 11/15/21	250	261,896

		20,103,174

Paper & Forest Products – 0.1%
Celulosa Arauco y Constitucion SA,
4.75%, 1/11/22	50	52,001
Georgia-Pacific LLC,
8.88%, 5/15/31	25	37,354
International Paper Co.:
7.95%, 6/15/18	225	289,573
7.50%, 8/15/21	100	130,918

94	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Paper & Forest Products (concluded)
Westvaco Corp.,
8.20%, 1/15/30(b)	$100	$124,524

		634,370

Personal Products – 0.0%
Avon Products, Inc.,
4.60%, 3/15/20	250	259,693

Pharmaceuticals – 0.7%
AbbVie, Inc.(a):
1.75%, 11/06/17	300	303,648
2.00%, 11/06/18	150	151,788
2.90%, 11/06/22	300	300,270
4.40%, 11/06/42	50	50,412
Allergan, Inc.,
1.35%, 3/15/18	250	250,896
AstraZeneca Plc:
5.90%, 9/15/17	100	120,040
1.95%, 9/18/19	500	506,233
6.45%, 9/15/37	100	129,440
Bristol-Myers Squibb Co.,
2.00%, 8/01/22	250	237,063
Eli Lilly & Co.,
5.50%, 3/15/27	50	63,382
GlaxoSmithKline Capital Plc:
0.75%, 5/08/15	150	150,669
2.85%, 5/08/22	150	153,031
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	250	250,044
5.65%, 5/15/18	100	120,886
6.38%, 5/15/38	50	66,869
Johnson & Johnson:
2.15%, 5/15/16	100	104,671
4.50%, 9/01/40	100	112,220
Merck & Co., Inc.:
3.88%, 1/15/21	250	280,007
5.95%, 12/01/28	100	128,792
Novartis Capital Corp.,
4.40%, 4/24/20	100	115,370
Pfizer, Inc.:
5.35%, 3/15/15	100	109,203
7.20%, 3/15/39	200	294,685
Sanofi,
1.20%, 9/30/14	300	303,240
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	208,940
2.95%, 12/18/22	150	150,387
Watson Pharmaceuticals,
3.25%, 10/01/22	150	152,053
Zoetis, Inc.(a):
1.15%, 2/01/16	150	150,400
4.70%, 2/01/43	150	153,123

		5,117,762

Real Estate – 0.3%
AvalonBay Communities, Inc.,
2.95%, 9/15/22	100	98,383
Boston Properties LP,
3.70%, 11/15/18	200	219,304
Brandywine Operating Partnership LP,
3.95%, 2/15/23	250	250,792
Duke Realty LP,
3.63%, 4/15/23	250	250,323
Host Hotels & Resorts LP,
5.25%, 3/15/22	250	277,500
Simon Property Group LP:
5.25%, 12/01/16	50	56,890
2.80%, 1/30/17	100	105,385
2.15%, 9/15/17	250	258,089
3.38%, 3/15/22(b)	100	104,579
2.75%, 2/01/23	250	245,559
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	250,830

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	95

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate (concluded)
4.25%, 3/01/22(b)	$100	$107,427

		2,225,061

Real Estate Investment Trusts (REITs) – 0.2%
American Tower Corp.:
4.70%, 3/15/22	100	108,678
3.50%, 1/31/23	150	148,771
DDR Corp.,
4.63%, 7/15/22	100	108,172
ERP Operating LP,
4.75%, 7/15/20	100	113,054
HCP, Inc.:
6.00%, 1/30/17	100	115,756
3.15%, 8/01/22	100	98,888
Health Care REIT, Inc.:
4.13%, 4/01/19	200	216,818
5.25%, 1/15/22	50	56,407
Healthcare Realty Trust, Inc.,
3.75%, 4/15/23	150	149,140
Hospitality Properties Trust,
5.00%, 8/15/22	200	213,121
ProLogis LP:
6.25%, 3/15/17(b)	50	57,774
6.63%, 5/15/18	150	180,379

		1,566,958

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC:
5.40%, 6/01/41	50	56,880
4.40%, 3/15/42	150	149,267
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,991
3.50%, 11/15/42	100	93,342
Canadian Pacific Railway Ltd.,
5.75%, 1/15/42	25	29,695
CSX Corp.:
3.70%, 10/30/20	100	108,528
4.75%, 5/30/42	100	103,833
Norfolk Southern Corp.:
7.70%, 5/15/17	150	188,048
3.00%, 4/01/22	250	256,027
3.95%, 10/01/42	100	94,823
Union Pacific Corp.:
4.16%, 7/15/22	100	112,605
2.75%, 4/15/23	200	201,385
4.30%, 6/15/42	50	50,995

		1,496,419

Semiconductors & Semiconductor Equipment – 0.1%
Applied Materials, Inc.,
5.85%, 6/15/41	50	59,547
Intel Corp.:
1.35%, 12/15/17	300	301,022
2.70%, 12/15/22	200	198,155
4.80%, 10/01/41	50	52,810
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	100	100,711
Texas Instruments, Inc.,
1.38%, 5/15/14	50	50,573

		762,818

Software – 0.2%
Autodesk, Inc.,
1.95%, 12/15/17	75	74,282
Microsoft Corp.:
3.00%, 10/01/20	50	53,431
5.30%, 2/08/41	100	121,516
Oracle Corp.:

96	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Software (concluded)
1.20%, 10/15/17	$750	$750,825
5.75%, 4/15/18	150	180,996
3.88%, 7/15/20	100	112,006
5.38%, 7/15/40	150	175,743
Symantec Corp.,
2.75%, 6/15/17	150	154,694

		1,623,493

Specialty Retail – 0.3%
AutoZone, Inc.,
3.70%, 4/15/22	50	51,596
The Home Depot, Inc.:
4.40%, 4/01/21	150	173,132
5.88%, 12/16/36	100	124,290
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	204,243
4.63%, 4/15/20(b)	100	115,517
3.12%, 4/15/22	100	103,591
4.65%, 4/15/42	250	260,098
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	12,780
3.88%, 1/15/22(b)	300	316,414
McDonald’s Corp.,
3.70%, 2/15/42	100	97,396
QVC, Inc.,
5.13%, 7/02/22	250	264,820
Staples, Inc.,
2.75%, 1/12/18(b)	150	151,617

		1,875,494

Textiles, Apparel & Luxury Goods – 0.0%
VF Corp.,
3.50%, 9/01/21	100	106,664

Tobacco – 0.3%
Altria Group, Inc.:
9.70%, 11/10/18	284	395,234
9.25%, 8/06/19	68	94,784
2.85%, 8/09/22	250	245,773
10.20%, 2/06/39	100	168,305
Lorillard Tobacco Co.,
6.88%, 5/01/20	100	121,280
Philip Morris International, Inc.:
1.13%, 8/21/17	250	249,148
4.13%, 5/17/21	50	55,825
2.63%, 3/06/23	250	245,823
4.50%, 3/20/42	50	51,395
3.88%, 8/21/42	100	92,787
4.13%, 3/04/43	200	193,153
Reynolds American, Inc.,
4.75%, 11/01/42	150	146,270

		2,059,777

Trading Companies & Distributors – 0.0%
GATX Corp.,
2.38%, 7/30/18	150	151,715

Transportation Infrastructure – 0.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	250	251,913
4.45%, 3/15/43	200	202,298
Ryder System, Inc.:
2.50%, 3/01/17	150	154,513
2.35%, 2/26/19	750	757,130

		1,365,854

Water Utilities – 0.0%
United Utilities Plc,
5.38%, 2/01/19	50	55,443

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	97

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services – 0.4%
America Movil SAB de CV:
2.38%, 9/08/16	$500	$514,336
5.00%, 3/30/20	450	506,112
4.38%, 7/16/42	100	92,167
American Tower Corp.,
5.05%, 9/01/20	25	27,752
Rogers Communications, Inc.,
3.00%, 3/15/23	150	150,524
Vodafone Group Plc:
0.90%, 2/19/16	250	249,405
1.63%, 3/20/17	250	252,499
1.50%, 2/19/18	500	498,710
7.88%, 2/15/30	100	141,064
4.38%, 2/19/43	200	190,848

		2,623,417

Total Corporate Bonds – 24.2%		172,564,923

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14	200	205,562
Brazilian Government International Bond:
8.00%, 1/15/18	139	162,639
4.88%, 1/22/21	650	754,000
2.63%, 1/05/23(b)	750	720,000
5.63%, 1/07/41	300	351,000
Canada Government International Bond,
2.38%, 9/10/14	250	257,618
Colombia Government International Bond:
4.38%, 7/12/21	250	279,625
2.63%, 3/15/23	250	240,000
7.38%, 9/18/37	100	143,000
European Bank for Reconstruction & Development,
1.00%, 2/16/17	250	253,207
Hydro Quebec,
2.00%, 6/30/16	350	363,930
Inter-American Development Bank:
3.00%, 4/22/14	250	257,247
1.38%, 10/18/16	250	257,235
Israel Government International Bond:
3.15%, 6/30/23	250	247,625
4.50%, 1/30/43	200	192,250
Italian Republic:
4.50%, 1/21/15	500	519,307
6.88%, 9/27/23	100	114,764
Italy Government International Bond,
5.38%, 6/15/33	100	99,935
Japan Bank for International Cooperation,
2.13%, 2/07/19(b)	200	207,580
KFW:
1.00%, 1/12/15	750	758,143
1.25%, 10/26/15	250	254,675
2.63%, 2/16/16	100	106,000
1.25%, 2/15/17	750	763,871
Mexico Government International Bond:
8.13%, 12/30/19	100	140,000
5.13%, 1/15/20	100	117,100
3.63%, 3/15/22(b)	500	531,250
6.75%, 9/27/34	150	199,500
4.75%, 3/08/44(b)	450	466,875
Panama Government International Bond:
5.20%, 1/30/20(b)	100	116,600
6.70%, 1/26/36	100	133,250
Peruvian Government International Bond,
8.75%, 11/21/33	191	312,285
Poland Government International Bond:
3.88%, 7/16/15	100	106,045
6.38%, 7/15/19	250	307,138
3.00%, 3/17/23	200	193,700

98	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Province of British Columbia Canada,
2.85%, 6/15/15	$150	$157,890
Province of Manitoba Canada,
1.38%, 4/28/14	250	252,895
Province of Nova Scotia Canada,
2.38%, 7/21/15	200	208,360
Province of Ontario Canada:
4.10%, 6/16/14	250	261,224
2.30%, 5/10/16	100	104,850
1.20%, 2/14/18	750	751,072
4.40%, 4/14/20(b)	200	233,533
Province of Quebec Canada:
5.00%, 3/01/16	350	393,995
2.63%, 2/13/23	250	251,125
Republic of Korea,
5.75%, 4/16/14	250	262,566
South Africa Government International Bond,
4.67%, 1/17/24	200	214,000
Uruguay Government International Bond,
8.00%, 11/18/22	150	209,100

Total Foreign Agency Obligations – 1.9%		13,433,566

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 1.7%
Bear Stearns Commercial Mortgage Securities:
Series 2005-PWR8, Class A4, 4.67%, 6/11/41	1,200	1,282,110
Series 2007-PW16, Class AM, 5.91%, 6/11/40(d)	700	799,591
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	682,009
Commercial Mortgage Trust, Series 2006-C7, Class AM,
5.96%, 6/10/46(d)	750	824,760
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38(d)	1,365	1,447,353
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A,
4.97%, 7/10/45(d)	1,000	1,082,967
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49	350	404,188
Series 2007-GG9, Class A4, 5.44%, 3/10/39	200	227,979
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class AM, 5.62%, 4/10/38(d)	500	552,404
Series 2007-GG10, Class A4, 5.98%, 8/10/45(d)	300	343,281
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	250,464
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2005-LDP1, Class A4, 5.04%, 3/15/46(d)	1,050	1,116,741
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	900	1,013,355
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	726,723
ML-CFC Commercial Mortgage Trust 2006-4, Series 2006-4, Class A3,
5.17%, 12/12/49(d)	512	572,774
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3,
5.93%, 2/15/51(d)	401	415,018
WFRBS Commercial Mortgage Trust 2013-C11, Series 2013-C11, Class A5,
3.07%, 3/15/45	500	512,186

		12,253,903

Total Non-Agency Mortgage-Backed Securities – 1.7%		12,253,903

Preferred Securities
Capital Trusts – 0.0%
Insurance – 0.0%
The Chubb Corp.,
6.00%, 5/11/37	50	64,096

Total Preferred Securities – 0.0%		64,096

Taxable Municipal Bonds
American Municipal Power, Inc.,
7.83%, 2/15/41	100	139,612
Bay Area Toll Authority:
6.92%, 4/01/40	100	135,967

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	99

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
7.04%, 4/01/50	$100	$143,476
Chicago Transit Authority, Series A,
6.90%, 12/01/40	100	123,516
City of New York, Series G,
5.97%, 3/01/36	100	127,238
City of San Antonio TX,
4.43%, 2/01/42	100	108,780
Commonwealth of Massachusetts,
5.46%, 12/01/39	100	123,513
County of Sonoma CA,
6.00%, 12/01/29	100	113,194
Dallas Area Rapid Transit,
5.02%, 12/01/48	160	192,133
East Bay Municipal Utility District,
5.87%, 6/01/40	100	130,080
Illinois State Toll Highway Authority,
5.85%, 12/01/34	100	122,847
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	50	71,538
Los Angeles Department of Water & Power,
5.72%, 7/01/39	100	123,419
Los Angeles Unified School District,
6.76%, 7/01/34	150	203,587
Massachusetts School Building Authority,
5.72%, 8/15/39	100	126,640
Metropolitan Transportation Authority, RB:
5.87%, 11/15/39	100	117,678
Build America Bonds, 6.69%, 11/15/40	50	65,380
Metropolitan Water Reclamation District of Greater Chicago,
5.72%, 12/01/38	150	193,446
Municipal Electric Authority of Georgia,
6.64%, 4/01/57	100	118,487
New Jersey Economic Development Authority,
7.43%, 2/15/29	200	262,382
New Jersey State Turnpike Authority, RB:
4.25%, 1/01/16	120	124,622
7.41%, 1/01/40	200	292,164
New York City Municipal Water Finance Authority,
5.95%, 6/15/42	100	133,872
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	100	122,590
New York State Dormitory Authority,
5.43%, 3/15/39	135	160,593
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	115,027
Port Authority of New York & New Jersey:
5.86%, 12/01/24	100	130,280
4.46%, 10/01/62	120	119,880
San Diego County Water Authority,
6.14%, 5/01/49	100	130,260
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/50	100	139,214
Santa Clara Valley Transportation Authority,
5.88%, 4/01/32	100	122,158
State of California:
7.50%, 4/01/34	100	139,979
7.55%, 4/01/39	175	252,840
7.60%, 11/01/40	200	291,996
State of Connecticut,
5.09%, 10/01/30	150	173,324
State of Illinois, GO, Unlimited:
5.67%, 3/01/18	200	228,678
5.10%, 6/01/33	400	395,168
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	127,626
State of Washington,
5.48%, 8/01/39	100	125,112
Texas Transportation Commission,
5.18%, 4/01/30	100	122,384

Total Taxable Municipal Bonds – 0.9%		6,190,680

US Government Sponsored Agency Securities
Agency Obligations – 4.3%
Fannie Mae:
0.38%, 12/21/15(b)	4,000	3,995,272
0.50%, 7/02/15(b)	2,000	2,006,208
0.65%, 3/28/16	2,700	2,702,938
0.88%, 12/20/17(b)	2,500	2,497,945
1.13%, 4/27/17	2,310	2,352,157
1.63%, 10/26/15	350	360,915
2.38%, 7/28/15	600	627,843
5.00%, 12/01/39	1,269	1,408,807
5.50%, 4/15/28(g)	1,000	1,070,938
6.63%, 11/15/30	149	221,847

100	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (concluded)
Federal Home Loan Banks:
0.25%, 2/20/15	$5,000	$4,993,780
5.50%, 8/13/14	425	456,078
5.50%, 7/15/36	100	133,928
Financing Corp.,
8.60%, 9/26/19	200	288,611
Freddie Mac:
0.88%, 3/07/18	1,500	1,497,033
1.25%, 10/02/19	700	695,057
1.75%, 9/10/15	1,500	1,549,915
1.75%, 5/30/19(b)	420	431,977
2.00%, 8/25/16	750	787,146
2.38%, 1/13/22	920	957,535
4.88%, 6/13/18(b)	250	299,291
6.25%, 7/15/32	150	218,066
6.75%, 3/15/31	500	751,530
Tennessee Valley Authority:
3.50%, 12/15/42	140	134,975
6.25%, 12/15/17	400	498,364

		30,938,156

Mortgage-Backed Securities – 29.6%
Fannie Mae Mortgage Backed Securities:
2.50%, 4/01/28 – 4/01/43(g)	6,000	6,179,531
2.51%, 8/01/42(d)	452	473,720
2.78%, 8/01/41(d)	200	209,157
3.00%, 1/01/27 – 4/01/43(g)	14,776	15,348,257
3.17%, 11/01/40(d)	92	97,763
3.50%, 2/01/26 – 4/01/43(g)	21,041	22,303,763
4.00%, 10/01/25 – 4/01/43(g)	14,842	15,930,446
4.50%, 5/01/24 – 4/01/43(g)	15,459	16,729,881
5.00%, 1/01/19 – 4/01/43(g)	16,779	18,342,242
5.50%, 6/01/25 – 4/01/43(g)	9,273	10,126,040
6.00%, 3/01/34 – 4/01/43(g)	10,486	11,489,469
6.50%, 7/01/32	390	447,483
7.00%, 2/01/32	90	107,497
Freddie Mac Mortgage Backed Securities:
2.50%, 4/01/28(g)	3,000	3,106,406
3.00%, 3/01/27 – 4/01/43(g)	7,464	7,722,249
3.25%, 8/01/41(d)	126	132,658
3.50%, 3/01/32 – 4/01/43(g)	6,504	6,862,956
3.68%, 9/01/40(d)	156	165,220
4.00%, 5/01/19 – 4/01/43(g)	8,766	9,322,266
4.50%, 4/01/18 – 4/01/43(g)	13,291	14,298,485
5.00%, 10/01/18 – 4/01/43(g)	2,873	3,099,135
5.04%, 7/01/38(d)	177	188,726
5.50%, 6/01/35 – 4/01/43(g)	3,305	3,587,337
6.50%, 6/01/31	140	157,789
8.00%, 12/01/24	307	353,019
Ginnie Mae Mortgage Backed Securities:
3.00%, 4/01/43(g)	5,000	5,220,625
3.50%, 4/20/42 – 4/01/43(g)	10,070	10,787,090
4.00%, 3/15/41 – 4/01/43(g)	7,156	7,776,637
4.50%, 7/15/39 – 4/01/43(g)	8,989	9,850,835
5.00%, 11/15/39 – 4/01/43(g)	6,852	7,492,356
5.50%, 12/15/32 – 4/01/43(g)	1,197	1,312,932
6.00%, 3/15/35 – 10/20/38	932	1,043,746
6.50%, 9/15/36	329	389,906
7.50%, 12/15/23	343	374,398

		211,030,020

Total US Government Sponsored Agency Securities – 33.9%		241,968,176

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	101

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bonds:
8.75%, 5/15/17	$2,100	$2,799,399
8.75%, 5/15/20(b)	500	758,438
8.75%, 8/15/20(b)	400	611,750
6.25%, 8/15/23(b)	450	636,890
7.63%, 2/15/25(b)	375	595,547
6.50%, 11/15/26(b)	1,500	2,238,984
6.13%, 11/15/27(b)	2,080	3,035,824
6.25%, 5/15/30(b)	5,600	8,456,874
5.38%, 2/15/31(b)	350	486,883
4.50%, 2/15/36(b)	1,166	1,481,002
5.00%, 5/15/37(b)	2,050	2,791,524
3.50%, 2/15/39	3,300	3,588,235
4.25%, 5/15/39	275	337,949
4.38%, 11/15/39(b)	300	375,938
4.63%, 2/15/40(b)	730	950,369
4.38%, 5/15/40	250	313,360
3.88%, 8/15/40(b)	360	416,419
4.25%, 11/15/40(b)	1,428	1,755,770
4.75%, 2/15/41(b)	200	265,625
4.38%, 5/15/41	610	765,264
3.75%, 8/15/41(b)	1,550	1,752,954
3.13%, 11/15/41(b)	400	402,375
3.13%, 2/15/42	3,850	3,869,250
3.00%, 5/15/42	480	469,950
2.75%, 8/15/42(b)	750	695,859
2.75%, 11/15/42(b)	3,200	2,966,000
3.13%, 2/15/43	1,200	1,202,250
US Treasury Notes:
4.75%, 5/15/14(b)	4,525	4,756,024
0.25%, 5/31/14	11,000	11,007,733
0.75%, 6/15/14(b)	9,350	9,412,458
0.50%, 8/15/14	6,750	6,777,155
2.38%, 8/31/14(b)	950	978,983
0.25%, 9/30/14	1,000	1,000,508
0.50%, 10/15/14(b)	1,500	1,506,328
2.38%, 10/31/14	6,500	6,719,882
0.38%, 11/15/14	1,250	1,252,979
0.25%, 12/15/14	2,550	2,550,997
0.25%, 1/15/15	700	700,137
0.25%, 1/31/15	8,000	8,001,872
0.25%, 2/15/15	1,750	1,749,932
2.50%, 4/30/15	2,690	2,814,412
0.25%, 5/15/15(b)	17,250	17,241,910
1.88%, 6/30/15	1,000	1,035,703
1.75%, 7/31/15	750	775,488
0.25%, 8/15/15	4,500	4,494,726
0.25%, 9/15/15	1,500	1,497,891
1.25%, 9/30/15	6,400	6,550,502
4.50%, 11/15/15	6,500	7,207,382
0.38%, 1/15/16	1,800	1,801,829
2.00%, 1/31/16	5,400	5,651,014
4.50%, 2/15/16	1,200	1,342,406
2.13%, 2/29/16	8,100	8,515,125
2.63%, 4/30/16	5,000	5,341,795
2.00%, 4/30/16	1,679	1,762,032
5.13%, 5/15/16(b)	5,250	6,018,222
1.50%, 6/30/16	500	517,539
1.50%, 7/31/16	550	569,422
4.63%, 11/15/16	250	287,031
2.75%, 11/30/16	850	919,395

102	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
0.88%, 12/31/16	$250	$253,379
0.88%, 1/31/17	800	810,500
4.63%, 2/15/17	650	751,867
0.88%, 2/28/17	1,950	1,974,983
0.63%, 5/31/17	13,500	13,516,875
2.50%, 6/30/17	2,290	2,471,769
0.50%, 7/31/17	900	894,867
4.75%, 8/15/17(b)	1,300	1,531,562
1.88%, 8/31/17	370	389,888
1.88%, 9/30/17(b)	2,800	2,950,282
2.63%, 1/31/18(b)	2,000	2,180,782
0.75%, 2/28/18(b)	4,500	4,498,947
2.75%, 2/28/18(b)	1,300	1,426,344
4.00%, 8/15/18	500	583,711
1.38%, 9/30/18(b)	600	616,125
1.75%, 10/31/18	250	261,660
1.38%, 12/31/18(b)	1,030	1,055,267
1.25%, 1/31/19(b)	1,200	1,219,969
1.38%, 2/28/19	12,000	12,270,936
1.25%, 4/30/19	2,800	2,837,626
1.13%, 5/31/19	1,880	1,889,547
0.88%, 7/31/19	1,500	1,480,663
1.00%, 8/31/19	2,300	2,284,187
1.25%, 10/31/19(b)	600	604,406
3.38%, 11/15/19(b)	1,100	1,259,157
1.13%, 12/31/19(b)	4,750	4,732,928
1.38%, 1/31/20(b)	11,000	11,125,466
3.63%, 2/15/20	500	580,938
1.25%, 2/29/20	3,000	3,004,686
2.63%, 8/15/20(b)	750	819,199
3.63%, 2/15/21	110	128,150
2.13%, 8/15/21	450	470,250
2.00%, 11/15/21	1,350	1,392,187
1.75%, 5/15/22	900	902,602
2.00%, 2/15/23(b)	1,100	1,113,922

Total US Treasury Obligations – 36.3%		259,065,121

Total Long-Term Investments (Cost – $ 698,520,878 ) – 99.1%		707,270,086

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(h)(i)	198,926,303	198,926,303
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(h)(i)	13,076,791	13,076,791

Total Short-Term Securities (Cost – $ 212,003,094) – 29.7%		212,003,094

Total Investments Before TBA Sale Commitments (Cost – $ 910,523,972*) – 128.8. %		919,273,180

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	103

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments(g)	Par (000)	Value
Fannie Mae Mortgage Backed Securities:
5.00%, 1/01/19 – 4 /01/43	$2,000	$(2,166,562)
Freddie Mac Mortgage Backed Securities:
3.00%, 3/01/27 – 4 /01/43	1,000	(1,026,562)
4.50%, 4/01/18 – 4 /01/43	3,000	(3,210,469)

Total TBA Sale Commitments (Proceeds – $ 6,401,094) – (0.9)%		(6,403,593)

Total Investments, Net of Outstanding TBA Sale Commitments – 127.9%		912,869,587
Liabilities in Excess of Other Assets – (27.9)%		(199,074,716)

Net Assets – 100.0%		$713,794,871

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$910,524,769

Gross unrealized appreciation	$10,495,180
Gross unrealized depreciation	(1,746,769)

Net unrealized appreciation	$8,748,411

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at December 31, 2012	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at March 31, 2013	Value at March 31, 2013	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	116,012,563	82,913,740	[1]	–	198,926,303	$198,926,303	$73,541
BlackRock Cash Funds: Prime, SL Agency Shares	9,170,036	3,906,755	[1]	–	13,076,791	$13,076,791	$3,413
PNC Funding Corp.,
5.63%, 2/01/17	150	–		–	150	$171,336	$2,063
3.30%, 3/08/22	150	–		–	150	$154,662	$1,210

[1]	Represents net shares purchased.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield at time of purchase.

104	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$1,045,000	$(625)
Barclays Capital Inc.	$12,714,203	$(14,328)
BNP Paribas Securities	$1,613,203	$469
Citigroup Global Markets	$22,921,010	$6,801
Credit Suisse Securities	$6,594,423	$1,644
Deutsche Bank Securities	$29,252,813	$16,547
Goldman Sachs & Co.	$10,946,033	$10,016
JPMorgan Securities	$5,188,281	$3,906
Morgan Stanley Co.	$8,635,548	$18,066
Nomura Securities	$5,993,281	$(4,297)
R.B.C. Dominion Securities	$7,780,250	$22,594
RBS Securities	$2,947,000	$1,773
Wells Fargo Securities	$3,106,406	$2,852

(h)	All or a portion of security was purchased with the cash collateral from loaned securities.

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligations
	RB	Revenue Bonds
	TBA	To Be Announced

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013	105

Schedule of Investments (concluded)	Bond Index Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Asset-Backed Securities	–	$1,729,621	–	$1,729,621
Corporate Bonds	–	172,564,923	–	172,564,923
Foreign Agency Obligations	–	13,433,566	–	13,433,566
Non-Agency Mortgage-Backed Securities	–	12,253,903	–	12,253,903
Preferred Securities	–	64,096	–	64,096
Taxable Municipal Bonds	–	6,190,680	–	6,190,680
US Government Sponsored Agency Securities	–	241,968,176	–	241,968,176
US Treasury Obligations	–	259,065,121	–	259,065,121
Short-Term Securities:
Money Market Funds	$212,003,094	–	–	212,003,094
Liabilities:
TBA Sale Commitments	–	(6,403,593)	–	(6,403,593)

Total	$212,003,094	$700,866,493	–	$912,869,587

[1]	See above Schedule of Investments for values in each sector and industry.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,138	–	–	$6,138
Liabilities:
Collateral on Securities Loaned at Value	–	$(89,662,622)	–	(89,662,622)

Total	$6,138	$(89,662,622)	–	$(89,656,484)

There were no transfers between levels during the period ended March 31, 2013.

106	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2005-1, Class A2,
0.39%, 3/23/20(a)	$5,085	$5,072,451
ACE Securities Corp., Series 2005-AG1, Class A2D,
0.56%, 8/25/35(a)	3,251	2,974,375
Ally Auto Receivables Trust 2009-B, Series 2009-B, Class B,
3.67%, 3/16/15(b)	2,039	2,078,771
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class B, 9.79%, 4/15/14	271	272,789
Series 2010-1, Class C, 5.19%, 8/17/15	2,385	2,464,921
Series 2010-1, Class D, 6.65%, 7/17/17	1,500	1,595,356
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,725,076
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,243,249
Series 2011-3, Class C, 2.86%, 1/09/17	1,900	1,969,758
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2,
0.40%, 8/25/35(a)	386	376,820
Asset Backed Funding Corp. Certificates(a):
Series 2005-HE2, Class M1, 0.92%, 6/25/35	251	251,175
Series 2005-OPT1, Class A1SS, 0.45%, 7/25/35	289	284,438
BA Credit Card Trust(a):
0.60%, 1/15/16	5,805	5,809,058
4.95%, 3/15/16	8,400	8,609,740
Bank One Issuance Trust, Series 2003-C3, Class C3,
4.77%, 2/16/16	6,000	6,052,782
BNC Mortgage Loan Trust, Series 2007-4, Class A3A,
0.45%, 11/25/37(a)	1,113	1,094,750
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3,
2.45%, 7/15/16(a)	1,100	1,107,921
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.32%, 2/25/37(a)	1,479	1,467,066
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4,
4.40%, 2/25/30	281	281,766
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2,
1.45%, 10/25/37(a)(b)	13,563	13,411,625
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4,
5.00%, 6/10/15	3,100	3,125,938
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2,
0.35%, 3/25/37(a)	1,187	1,184,274
Countrywide Asset-Backed Certificates:
0.67%, 12/25/35(a)	3,700	3,595,371
Series 2005-4, Class MV1, 0.66%, 10/25/35(a)	2,071	2,051,754
Series 2005-14, Class 3A2, 0.44%, 4/25/36(a)	1,769	1,755,290
Series 2006-20, Class 2A2, 0.32%, 4/25/47(a)	482	477,172
Series 2006-22, Class 2A2, 0.31%, 5/25/47(a)	797	794,587
Series 2006-25, Class 2A2, 0.32%, 6/25/47(a)	2,695	2,667,801
Series 2007-4, Class A1B, 5.81%, 2/25/27	74	73,595
Series 2007-8, Class 2A1, 0.26%, 11/25/37(a)	25	24,722
Series 2007-12, Class 2A1, 0.55%, 8/25/47(a)	2,122	2,106,699
DT Auto Owner Trust 2011-2, Series 2011-2A, Class C,
3.05%, 2/16/16(b)	1,553	1,556,634
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1,
1.20%, 5/26/37(a)(b)	1,267	1,271,132
First Franklin Mortgage Loan Asset Backed Certificates(a):
Series 2004-FF10, Class A3, 0.74%, 9/25/34	131	130,724
Series 2005-FF4, Class M1, 0.63%, 5/25/35	2,096	2,028,609
Series 2005-FF10, Class A4, 0.52%, 11/25/35	1,510	1,491,511
Series 2006-FF14, Class A2, 0.26%, 10/25/36	273	272,639
First Investors Auto Owner Trust 2013-1, Series 2013-1A, Class A2,
0.90%, 10/15/18(b)	3,900	3,897,777
HLSS Servicer Advance Receivables Backed Notes(b):
Series 2013-T1, Class A1, 0.90%, 1/15/44	12,200	12,212,200
Series 2013-T1, Class B1, 1.25%, 1/15/44	1,900	1,902,375
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2,
0.38%, 3/25/22(a)	13,294	13,156,833
JPMorgan Mortgage Acquisition Corp.(a):
Series 2006-CH1, Class A3, 0.30%, 7/25/36	1,039	1,037,822
Series 2007-CH5, Class A2, 0.25%, 5/25/37	269	268,414

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	107

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Keycorp Student Loan Trust(a):
Series 2005-A, Class 2A3, 0.51%, 9/28/26	$5,522	$5,450,702
Series 2006-A, Class 2A3, 0.47%, 6/27/29	15,000	14,707,110
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2,
1.03%, 6/25/35(a)	1,436	1,404,761
MASTR Asset Backed Securities Trust, Series 2006-FRE1, Class A3,
0.38%, 12/25/35(a)	1,747	1,734,671
National Collegiate Student Loan Trust(a):
0.44%, 7/25/28	6,036	5,849,548
Series 2005-1, Class A3, 0.34%, 10/26/26	3,345	3,298,714
Series 2006-1, Class A3, 0.39%, 5/25/26	1,492	1,450,489
Series 2006-2, Class A2, 0.35%, 7/25/26	11,019	10,633,539
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1,
1.00%, 2/15/45(b)	1,650	1,652,244
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2,
0.33%, 9/25/36(a)	320	319,546
New Century Home Equity Loan Trust, Series 2005-3, Class A2D,
0.58%, 7/25/35(a)	2,302	2,296,295
Park Place Securities, Inc., Series 2005-WCW3, Class A2C,
0.58%, 8/25/35(a)	5,314	5,149,416
RAAC Series, Series 2006-SP3, Class A2,
0.37%, 8/25/36(a)	2,699	2,668,790
RASC Trust, Series 2005-AHL3, Class A2,
0.44%, 11/25/35(a)	4,448	4,348,834
Residential Asset Mortgage Products, Inc., Class M1(a):
Series 2005-EFC3, 0.65%, 8/25/35	405	403,125
Series 2005-RS6, 0.70%, 6/25/35	4,300	4,235,190
Santander Consumer Acquired Receivables Trust 2011-S1, Series 2011-S1A, Class D,
3.15%, 8/15/16(b)	2,372	2,397,948
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	1,225	1,263,548
Series 2010-3, Class C, 3.06%, 11/15/17	4,310	4,447,735
Series 2010-B, Class C, 3.02%, 10/17/16(b)	13,400	13,608,651
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,144,465
Series 2011-1, Class D, 4.01%, 2/15/17	14,720	15,382,312
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,172,071
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,130,615
Series 2011-S1A, Class D, 3.10%, 5/15/17(b)	7,435	7,462,809
Series 2011-S2A, Class C, 2.86%, 6/15/17(b)	48	48,032
Series 2011-S2A, Class D, 3.35%, 6/15/17(b)	944	951,352
Series 2012-2, Class B, 2.09%, 8/15/16	2,900	2,945,150
Series 2012-4, Class B, 1.83%, 3/15/17	1,300	1,319,669
SLC Student Loan Trust, 4.75%, 6/15/33(a)(b)	10,828	10,283,665
SLM Private Credit Student Loan Trust, Series 2003-A, Class A2,
0.72%, 9/15/20(a)	7,669	7,602,521
SLM Private Education Loan Trust, Series 2012-A, Class A1,
1.60%, 8/15/25(a)(b)	1,016	1,031,099
SLM Student Loan Trust(a):
1.30%, 12/15/21(b)	6,971	7,027,108
0.42%, 12/15/22	1,797	1,790,838
Series 2004-A, Class A2, 0.48%, 3/16/20	9,310	9,231,547
Series 2004-B, Class A2, 0.48%, 6/15/21	1,290	1,269,756
Series 2005-A, Class A2, 0.42%, 12/15/20	3,454	3,434,184
Series 2006-C, Class A3, 0.41%, 6/15/21	10,087	10,004,291
Series 2009-CT, Class 1A, 2.35%, 4/15/39(b)	3,790	3,810,541
Series 2009-CT, Class 2A, 2.05%, 4/15/39(b)	5,430	5,443,079
Series 2009-D, Class A, 3.50%, 8/17/43(b)	12,637	12,124,700
Series 2010-A, Class 1A, 3.20%, 5/16/44(b)	4,886	5,114,434
Series 2011-A, Class A1, 1.20%, 10/15/24(b)	15,306	15,420,322
Series 2011-B, Class A1, 1.05%, 12/16/24(b)	843	848,504
Series 2012-D, Class A1, 1.25%, 6/15/23(b)	1,463	1,476,439
Series 2012-E, Class A1, 0.95%, 10/16/23(b)	7,934	7,971,640
Series 2013-A, Class A1, 0.80%, 8/15/22(b)	8,800	8,799,956
SunTrust Student Loan Trust, Series 2006-1A, Class A2,
0.40%, 7/28/20(a)(b)	486	486,300
Terwin Mortgage Trust, Series 2005-12AL, Class AF2,
4.65%, 7/25/36	150	149,638

108	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Westlake Automobile Receivables Trust 2011-1, Series 2011-1A, Class B,
2.60%, 10/15/14(b)	$2,010	$2,017,964
Total Asset-Backed Securities – 12.2%		361,443,617
Corporate Bonds
Aerospace & Defense – 0.4%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,350,335
4.95%, 2/15/21	600	670,766
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,730,884
4.85%, 9/15/41	2,000	2,069,140
4.07%, 12/15/42(b)	1,592	1,456,000
Precision Castparts Corp.,
2.50%, 1/15/23	1,225	1,210,363
Raytheon Co.,
4.70%, 12/15/41	2,100	2,285,136
TransDigm, Inc.,
7.75%, 12/15/18(c)	2,200	2,414,500

		13,187,124

Air Freight & Logistics – 0.0%
United Parcel Service, Inc.,
4.88%, 11/15/40	400	459,640

Auto Components – 0.1%
Delphi Corp.,
5.00%, 2/15/23	2,150	2,273,625
Lear Corp.,
4.75%, 1/15/23(b)(c)	1,000	975,000

		3,248,625

Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 7/15/22	7,400	7,273,653
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,299,672
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,096,200
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	1,250	1,318,061
PepsiCo, Inc.:
2.75%, 3/01/23	3,400	3,403,172
4.88%, 11/01/40	1,000	1,121,930
3.60%, 8/13/42	2,000	1,833,304

		18,345,992

Biotechnology – 0.7%
Amgen, Inc.:
2.30%, 6/15/16	3,240	3,371,884
6.40%, 2/01/39	900	1,118,002
Biogen Idec, Inc.,
6.88%, 3/01/18	5,328	6,521,712
Celgene Corp.:
3.95%, 10/15/20	4,000	4,327,680
3.25%, 8/15/22	1,900	1,921,578
Genentech, Inc.,
4.75%, 7/15/15	625	680,949
Gilead Sciences, Inc.,
3.05%, 12/01/16	1,400	1,498,521

		19,440,326

Capital Markets – 1.6%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,984,517
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	800	862,212
Credit Suisse First Boston USA, Inc.,
5.13%, 1/15/14	1,400	1,450,368

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	109

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (Concluded)
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	$3,700	$4,313,841
6.15%, 4/01/18	1,500	1,767,550
7.50%, 2/15/19	1,200	1,501,279
5.75%, 1/24/22	1,400	1,627,814
3.63%, 1/22/23	10,200	10,271,737
6.75%, 10/01/37	2,400	2,689,414
6.25%, 2/01/41	3,050	3,624,483
Morgan Stanley:
2.88%, 7/28/14	3,400	3,474,926
6.00%, 4/28/15	1,400	1,524,999
1.75%, 2/25/16	3,000	3,023,361
6.25%, 8/28/17(c)	1,500	1,745,679
3.75%, 2/25/23	7,500	7,580,895

		48,443,075

Chemicals – 0.5%
Agrium, Inc.,
3.15%, 10/01/22	3,450	3,323,650
Ecolab, Inc.,
1.00%, 8/09/15	2,900	2,907,665
LyondellBasell Industries NV,
6.00%, 11/15/21	1,800	2,133,000
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20	1,800	1,845,000
RPM International, Inc.,
6.13%, 10/15/19	2,453	2,880,065
Valspar Corp.,
4.20%, 1/15/22	300	326,476

		13,415,856

Commercial Banks – 1.2%
ANZ New Zealand Int’l Ltd/London,
1.13%, 3/24/16(b)	2,500	2,502,263
The Bank of New York Mellon Corp.,
0.70%, 3/04/16	4,600	4,592,838
Bank of Nova Scotia,
0.95%, 3/15/16	4,200	4,222,743
Export-Import Bank of Korea,
4.00%, 1/29/21	1,446	1,556,662
Fifth Third Bank/Cincinnati OH,
0.90%, 2/26/16	2,900	2,898,035
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,971,488
HSBC Holdings Plc,
6.50%, 9/15/37	1,700	2,082,301
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	942,359
Royal Bank of Canada,
0.85%, 3/08/16	4,600	4,599,462
US Bancorp,
2.20%, 11/15/16	4,000	4,174,044
Wachovia Bank NA,
6.00%, 11/15/17	5,400	6,446,574

		35,988,769

Commercial Services & Supplies – 0.1%
Catholic Health Initiatives,
4.35%, 11/01/42	1,600	1,612,117

Communications Equipment – 0.1%
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,936,660

Consumer Finance – 0.4%
American Express Co.,
2.65%, 12/02/22(c)	5,520	5,409,335
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,718,487
Caterpillar Financial Services Corp.,
0.70%, 2/26/16	3,600	3,597,524

		11,725,346

Containers & Packaging – 0.3%
Ball Corp.,
5.00%, 3/15/22	2,100	2,184,000
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.50%, 1/15/23(b)	3,650	3,540,500

110	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Containers & Packaging (Concluded)
Rock-Tenn Co.:
4.45%, 3/01/19(c)	$1,750	$1,899,805
4.90%, 3/01/22	1,900	2,055,331

		9,679,636

Diversified Financial Services – 3.1%
American Express Credit Corp.,
2.38%, 3/24/17	3,000	3,137,022
Associates Corp. of North America,
6.95%, 11/01/18(c)	964	1,177,315
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,556,379
3.70%, 9/01/15	1,000	1,053,943
3.75%, 7/12/16	2,400	2,552,558
5.49%, 3/15/19	1,500	1,679,132
5.70%, 1/24/22	3,500	4,099,694
3.30%, 1/11/23	8,500	8,381,502
5.88%, 2/07/42	750	891,023
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,431,440
6.38%, 8/12/14	1,400	1,500,339
4.45%, 1/10/17	4,200	4,623,931
6.13%, 11/21/17	1,000	1,182,371
8.50%, 5/22/19	1,600	2,131,597
3.38%, 3/01/23	2,600	2,620,888
6.13%, 8/25/36	800	914,820
8.13%, 7/15/39	2,300	3,371,393
5.88%, 1/30/42	350	418,300
Ford Motor Credit Co. LLC:
3.88%, 1/15/15	2,900	3,014,741
5.88%, 8/02/21	3,800	4,346,938
4.25%, 9/20/22	2,600	2,688,270
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,068,386
4.38%, 9/16/20	4,000	4,466,976
4.63%, 1/07/21	1,600	1,801,291
6.75%, 3/15/32	500	636,447
6.88%, 1/10/39	1,000	1,310,231
Jefferies Group LLC,
5.13%, 1/20/23(c)	2,940	3,112,801
JPMorgan Chase & Co.:
1.13%, 2/26/16	4,500	4,509,081
2.00%, 8/15/17	4,100	4,174,964
3.25%, 9/23/22	2,600	2,595,986
3.20%, 1/25/23(c)	4,200	4,193,204
5.60%, 7/15/41	1,000	1,189,367
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	550	663,861
SLM Corp.:
6.00%, 1/25/17	600	652,500
4.63%, 9/25/17	2,500	2,596,880
7.25%, 1/25/22	1,800	2,011,500

		91,757,071

Diversified Telecommunication Services – 1.1%
Alltel Corp.,
7.00%, 3/15/16	2,500	2,930,632
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,303,386
3.00%, 2/15/22	7,700	7,790,375
6.55%, 2/15/39	2,000	2,470,584
5.35%, 9/01/40	1,231	1,317,880

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	111

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (Concluded)
5.55%, 8/15/41	$5,000	$5,511,305
4.35%, 6/15/45(b)	2,632	2,446,805
Embarq Corp.,
8.00%, 6/01/36	1,000	1,052,710
Lynx I Corp.,
5.38%, 4/15/21(b)(c)	1,225	1,274,000
Verizon Communications, Inc.:
8.75%, 11/01/18	1,300	1,748,279
6.90%, 4/15/38	900	1,153,349
7.35%, 4/01/39	1,700	2,283,785
4.75%, 11/01/41(c)	2,100	2,080,462

		33,363,552

Electric Utilities – 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,080,699
5.88%, 2/01/33	3,500	4,386,753
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,170,088
5.05%, 9/15/19(c)	2,000	2,353,486
FirstEnergy Solutions Corp.,
6.05%, 8/15/21(c)	1,200	1,419,365
Florida Power Corp.,
3.85%, 11/15/42	2,500	2,380,933
Ipalco Enterprises, Inc.,
5.00%, 5/01/18	850	918,000
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,868,973
Mississippi Power Co.,
4.25%, 3/15/42	1,700	1,702,785
Northern States Power Co.,
5.25%, 7/15/35	2,500	2,970,207
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,791,915
3.25%, 9/15/21(c)	2,900	3,067,220
3.75%, 8/15/42	3,000	2,782,854
PacifiCorp:
5.50%, 1/15/19	1,300	1,574,559
6.25%, 10/15/37	1,000	1,334,390
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,574,777
4.40%, 1/15/21	3,700	4,139,038
3.15%, 4/01/22	950	968,003
The Southern Co.,
4.15%, 5/15/14	900	934,512
Tampa Electric Co.,
2.60%, 9/15/22	2,000	2,006,830

		49,425,387

Electrical Equipment – 0.2%
Eaton Corp.,
0.95%, 11/02/15(b)	3,000	3,014,076
Flextronics International Ltd.,
4.63%, 2/15/20(b)	2,150	2,171,500
Roper Industries, Inc.,
6.25%, 9/01/19	1,500	1,816,916

		7,002,492

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,467,919

Energy Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
2.60%, 12/01/22	1,500	1,489,938
Sunoco Logistics Partners Operations LP,
4.95%, 1/15/43	900	882,060

		2,371,998

Food & Staples Retailing – 0.5%
Costco Wholesale Corp.,
1.70%, 12/15/19	2,900	2,899,058
CVS Caremark Corp.,
6.13%, 8/15/16	2,300	2,685,581

112	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (Concluded)
Wal-Mart Stores, Inc.:
5.63%, 4/01/40	$3,500	$4,359,918
5.63%, 4/15/41	3,800	4,752,903

		14,697,460

Food Products – 0.7%
ConAgra Foods, Inc.,
7.13%, 10/01/26	2,400	3,063,326
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,685,373
The Hershey Co.,
4.13%, 12/01/20	1,550	1,762,900
Kellogg Co.:
4.45%, 5/30/16	100	110,028
3.25%, 5/21/18	1,550	1,678,325
Kraft Foods Group, Inc.,
5.38%, 2/10/20	1,885	2,249,308
Mondelez International,
4.13%, 2/09/16	2,000	2,177,282
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	4,500	5,114,687
Mondelez International, Inc.,
5.38%, 2/10/20	1,715	2,040,468

		19,881,697

Gas Utilities – 0.1%
Southern California Gas Co.,
3.75%, 9/15/42	1,800	1,759,109

Health Care Equipment & Supplies – 0.4%
Covidien International Finance SA:
4.20%, 6/15/20	1,700	1,915,675
3.20%, 6/15/22	6,600	6,884,051
St. Jude Medical, Inc.,
3.25%, 4/15/23	2,600	2,611,097

		11,410,823

Health Care Providers & Services – 1.0%
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,044,765
3.50%, 11/15/21(c)	6,250	6,680,725
Cardinal Health, Inc.,
1.70%, 3/15/18	2,200	2,193,224
DaVita HealthCare Partners, Inc.,
6.38%, 11/01/18	3,550	3,776,313
Humana, Inc.,
6.45%, 6/01/16	4,100	4,730,510
McKesson Corp.,
1.40%, 3/15/18	4,500	4,501,053
UnitedHealth Group, Inc.,
4.70%, 2/15/21(c)	3,100	3,558,220
WellPoint, Inc.,
5.25%, 1/15/16	2,890	3,217,486

		29,702,296

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,351,612
4.88%, 7/15/40	1,600	1,836,933
3.70%, 2/15/42	1,800	1,753,133
Wyndham Worldwide Corp.:
4.25%, 3/01/22	1,550	1,623,351
3.90%, 3/01/23	2,225	2,232,276
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,150,052
5.30%, 9/15/19	2,241	2,613,335

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	113

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (Concluded)
6.88%, 11/15/37	$2,100	$2,739,849

		16,300,541

Household Durables – 0.2%
MDC Holdings, Inc.,
6.00%, 1/15/43	2,500	2,478,870
Mohawk Industries, Inc.,
3.85%, 2/01/23	1,655	1,682,476
Tupperware Brands Corp.,
4.75%, 6/01/21	750	789,952

		4,951,298

Household Products – 0.1%
Kimberly-Clark Corp.:
2.40%, 3/01/22	1,250	1,254,084
6.63%, 8/01/37	2,000	2,807,642

		4,061,726

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,653,773
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	550,153
PSEG Power LLC,
4.15%, 9/15/21	1,150	1,238,346
Southern Power Co.,
5.15%, 9/15/41	1,000	1,115,778

		6,558,050

Industrial Conglomerates – 0.0%
General Electric Co.,
4.13%, 10/09/42	1,200	1,203,054

Insurance – 1.0%
The Allstate Corp.:
7.45%, 5/16/19	2,031	2,670,298
5.20%, 1/15/42	2,500	2,878,393
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,486,135
8.18%, 5/15/68(a)	500	673,125
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	2,400	2,475,818
3.00%, 2/11/23	3,500	3,551,086
Fidelity National Financial, Inc.,
5.50%, 9/01/22	1,225	1,390,616
Markel Corp.:
5.35%, 6/01/21	1,300	1,484,353
3.63%, 3/30/23	1,300	1,304,934
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	444,878
9.25%, 4/15/19	200	268,448
4.80%, 7/15/21	1,600	1,826,421
Principal Financial Group, Inc.,
3.30%, 9/15/22	800	813,077
Protective Life Corp.,
8.45%, 10/15/39	800	1,054,655
Prudential Financial, Inc.,
4.75%, 9/17/15	3,900	4,248,898
Willis Group Holdings Plc,
4.13%, 3/15/16	2,600	2,762,560
XL Group Ltd.,
5.75%, 10/01/21(c)	1,400	1,662,665

		30,996,360

Internet & Catalog Retail – 0.1%
Amazon.com, Inc.,
1.20%, 11/29/17	2,600	2,586,529

Internet Software & Services – 0.0%
eBay, Inc.,
2.60%, 7/15/22	850	849,356

114	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
IT Services – 0.6%
Fiserv, Inc.,
3.50%, 10/01/22	$4,000	$3,987,508
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,915,568
7.63%, 10/15/18	2,050	2,704,735
5.60%, 11/30/39	88	109,609
4.00%, 6/20/42	1,746	1,751,916

		17,469,336

Leisure Equipment & Products – 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	782,056
5.45%, 11/01/41	1,800	1,961,694

		2,743,750

Life Sciences Tools & Services – 0.2%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	3,100	3,271,963
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,662,146

		4,934,109

Machinery – 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	2,829	2,896,896
Danaher Corp.,
2.30%, 6/23/16	450	472,104
Dover Corp.,
4.30%, 3/01/21	2,400	2,734,351
Flowserve Corp.,
3.50%, 9/15/22	550	556,102

		6,659,453

Media – 1.1%
CC Holdings GS V LLC,
3.85%, 4/15/23(b)	4,250	4,281,718
Comcast Corp.:
5.70%, 5/15/18	2,450	2,946,235
3.13%, 7/15/22	2,550	2,609,081
Discovery Communications LLC:
3.25%, 4/01/23	900	913,138
4.95%, 5/15/42	3,500	3,598,416
DISH DBS Corp.:
4.63%, 7/15/17	800	830,000
7.88%, 9/01/19(c)	2,700	3,199,500
6.75%, 6/01/21	1,200	1,332,000
NBCUniversal Enterprise, Inc.(b):
1.97%, 4/15/19	2,700	2,707,471
NBCUniversal Media LLC,
6.40%, 4/30/40	500	633,943
News America, Inc.:
4.50%, 2/15/21(c)	2,500	2,819,020
6.15%, 2/15/41	1,600	1,915,938
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	2,300	2,420,709
Viacom, Inc.,
4.38%, 9/15/14	1,300	1,366,938

		31,574,107

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18(b)	2,350	2,359,818
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,065,042

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	115

Schedule of Investments (Continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (Concluded)
Xstrata Canada Financial Corp.,
6.00%, 11/15/41(b)	$650	$685,862

		4,110,722

Multi-Utilities – 0.4%
Consolidated Edison Co. of New York, Inc.,
4.20%, 3/15/42	2,400	2,469,302
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	5,003,605
4.45%, 3/15/21	2,100	2,396,974
4.05%, 9/15/42	1,700	1,643,152
SCANA Corp.,
4.13%, 2/01/22	500	525,127

		12,038,160

Multiline Retail – 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21(c)	1,200	1,326,472
7.00%, 1/15/38	600	826,001

		2,152,473

Oil, Gas & Consumable Fuels – 2.6%
BP Capital Markets Plc:
3.13%, 10/01/15	700	739,116
3.20%, 3/11/16	1,500	1,597,851
3.56%, 11/01/21	1,900	2,017,150
Buckeye Partners LP,
4.88%, 2/01/21	550	589,335
Chevron Corp.,
2.36%, 12/05/22	4,200	4,169,697
ConocoPhillips,
6.50%, 2/01/39	1,400	1,872,115
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	580,954
DCP Midstream Operating LP,
3.25%, 10/01/15	2,000	2,083,076
Encana Corp.,
6.50%, 5/15/19	400	486,795
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,135,000
9.00%, 4/15/19	373	491,438
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	586,407
5.75%, 3/01/35	1,500	1,720,663
5.95%, 2/01/41	900	1,042,644
4.45%, 2/15/43	2,100	2,019,343
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,670,216
6.80%, 9/15/37	1,000	1,294,588
Kinder Morgan Energy Partners LP,
3.95%, 9/01/22	4,400	4,675,013
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19	300	313,875
6.25%, 11/01/19(b)	800	818,000
8.63%, 4/15/20	3,200	3,528,000
7.75%, 2/01/21	250	268,125
Marathon Oil Corp.,
0.90%, 11/01/15	1,300	1,296,829
Marathon Petroleum Corp.,
6.50%, 3/01/41	2,374	2,951,765
ONEOK Partners LP:
3.38%, 10/01/22	1,900	1,887,175
6.85%, 10/15/37	1,300	1,610,038
Petrobras International Finance Co.:
5.38%, 1/27/21	3,100	3,344,878
6.75%, 1/27/41	500	565,147
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,262,250
4.88%, 1/24/22(c)	2,600	2,879,500

116	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Phillips 66,
4.30%, 4/01/22	$3,700	$4,061,723
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	812,836
6.70%, 5/15/36	1,000	1,258,637
5.15%, 6/01/42(c)	700	763,281
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23	2,400	2,374,534
6.10%, 2/15/42	900	1,021,779
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,547,928
3.80%, 10/01/20	4,200	4,604,439
Williams Partners LP:
3.80%, 2/15/15	800	842,446
4.00%, 11/15/21	1,150	1,204,722
3.35%, 8/15/22(c)	3,000	2,966,841

		76,956,149

Paper & Forest Products – 0.1%
International Paper Co.,
9.38%, 5/15/19	1,600	2,198,915

Personal Products – 0.2%
Avon Products, Inc.,
4.60%, 3/15/20	4,600	4,778,356

Pharmaceuticals – 1.5%
AbbVie, Inc.(b):
1.20%, 11/06/15	1,300	1,310,100
2.90%, 11/06/22	1,925	1,926,734
Allergan, Inc.,
1.35%, 3/15/18	2,950	2,960,573
AstraZeneca Plc:
6.45%, 9/15/37	2,500	3,236,010
4.00%, 9/18/42	3,400	3,296,817
Bristol-Myers Squibb Co.,
2.00%, 8/01/22	4,600	4,361,964
Eli Lilly & Co.,
5.55%, 3/15/37	1,700	2,076,683
GlaxoSmithKline Capital Plc,
2.85%, 5/08/22	4,500	4,590,922
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	2,500	2,500,437
5.65%, 5/15/18	1,200	1,450,626
6.38%, 5/15/38	500	668,690
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,882,844
7.20%, 3/15/39	2,500	3,683,565
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,526,624
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21(c)	2,800	2,979,760
Zoetis, Inc.(b):
1.15%, 2/01/16	3,000	3,007,992
3.25%, 2/01/23	825	836,618

		43,296,959

Professional Services – 0.0%
The Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	620,366

Real Estate – 0.2%
Host Hotels & Resorts LP,
3.75%, 10/15/23	525	527,053
Simon Property Group LP,
4.75%, 3/15/42	1,900	1,972,637

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	117

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate (concluded)
Ventas Realty LP / Ventas Capital Corp.,
2.70%, 4/01/20	$2,400	$2,407,973

		4,907,663

Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,265,428
4.70%, 3/15/22	4,400	4,781,836
3.50%, 1/31/23(c)	2,975	2,950,629
Corrections Corp. of America(b):
4.13%, 4/01/20	2,900	2,954,375
4.63%, 5/01/23	2,425	2,482,594
Health Care REIT, Inc.:
5.25%, 1/15/22	3,100	3,497,259
5.13%, 3/15/43	750	732,338
Simon Property Group LP,
5.65%, 2/01/20	1,000	1,206,383

		22,870,842

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	2,700	3,071,493
Norfolk Southern Corp.,
5.75%, 1/15/16	2,425	2,737,932
Union Pacific Corp.,
6.13%, 2/15/20(c)	1,300	1,622,657

		7,432,082

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.,
3.30%, 10/01/21	2,100	2,203,377
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	2,000	2,014,220

		4,217,597

Software – 0.2%
BMC Software, Inc.,
4.25%, 2/15/22	700	706,206
Microsoft Corp.,
2.13%, 11/15/22	2,700	2,639,045
Oracle Corp.:
5.25%, 1/15/16	1,500	1,687,161
5.75%, 4/15/18	550	663,653
5.38%, 7/15/40	800	937,294

		6,633,359

Specialty Retail – 1.5%
Advance Auto Parts, Inc.,
4.50%, 1/15/22	3,100	3,186,456
AutoZone, Inc.,
4.00%, 11/15/20(c)	2,700	2,888,446
The Gap, Inc.,
5.95%, 4/12/21	5,635	6,441,476
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	3,107,240
5.40%, 9/15/40	2,000	2,366,890
5.95%, 4/01/41	3,300	4,194,128
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,489,341
8.50%, 6/15/19	4,000	4,910,000
O’Reilly Automotive, Inc.,
4.63%, 9/15/21	5,300	5,829,401
QVC, Inc.,
4.38%, 3/15/23(b)	4,275	4,321,743
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,432,921

		43,168,042

Textiles, Apparel & Luxury Goods – 0.1%
PVH Corp.,
4.50%, 12/15/22(c)	1,600	1,576,000

118	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Tobacco – 0.8%
Altria Group, Inc.:
4.13%, 9/11/15	$2,600	$2,805,353
2.85%, 8/09/22	3,400	3,342,516
Lorillard Tobacco Co.,
3.50%, 8/04/16	650	687,693
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,212,230
5.65%, 5/16/18	4,300	5,163,204
2.90%, 11/15/21	2,700	2,785,541
6.38%, 5/16/38	1,500	1,944,840
Reynolds American, Inc.:
1.05%, 10/30/15	2,000	2,000,706
3.25%, 11/01/22	2,300	2,273,996

		23,216,079

Transportation Infrastructure – 0.1%
Burlington Northern Santa Fe LLC,
3.00%, 3/15/23	2,000	2,015,300
Canadian Pacific Railway Co.,
7.13%, 10/15/31	1,000	1,283,256

		3,298,556

Wireless Telecommunication Services – 0.5%
America Movil SAB de CV:
5.00%, 3/30/20	800	899,754
6.13%, 3/30/40	700	814,813
4.38%, 7/16/42	1,700	1,566,832
American Tower Corp.:
4.50%, 1/15/18	2,100	2,309,572
5.05%, 9/01/20	2,300	2,553,225
Crown Castle International Corp.,
5.25%, 1/15/23	3,200	3,256,000
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,897,736
5.63%, 2/27/17	950	1,100,828

		14,398,760

Total Corporate Bonds – 28.9%		852,081,719

Foreign Agency Obligations
Brazilian Government International Bond,
5.63%, 1/07/41	1,500	1,755,000
Colombia Government International Bond:
4.38%, 7/12/21	2,000	2,237,000
7.38%, 9/18/37(c)	800	1,144,000
Mexico Government International Bond:
6.05%, 1/11/40	1,300	1,608,750
4.75%, 3/08/44(c)	5,800	6,017,500
Panama Government International Bond,
6.70%, 1/26/36	1,600	2,132,000
Peruvian Government International Bond,
6.55%, 3/14/37	1,100	1,490,500
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,285,000

Total Foreign Agency Obligations – 0.6%		18,669,750

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 1.0%
Arkle Master Issuer Plc,
1.69%, 5/17/60(a)(b)	8,155	8,190,776
Banc of America Funding Corp.:
Series 2005-6, Class 1A5, 5.50%, 10/25/35	73	72,434
Series 2005-8, Class 4A27, 5.75%, 1/25/36	253	253,118
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1,
5.00%, 2/25/21	467	488,558

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	119

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A1,
5.26%, 8/25/36(a)	$221		$222,939
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6,
5.25%, 8/25/35	926		949,279
Greenpoint Mortgage Funding Trust, Class A1A(a):
Series 2006-AR4, 0.30%, 9/25/46	–	(e)	15
Series 2006-AR5, 0.28%, 10/25/46	–	(e)	384
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2,
2.78%, 1/25/36(a)	1,021		1,012,250
Holmes Master Issuer Plc,
1.70%, 10/15/54(a)(b)	6,058		6,100,692
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.59%, 8/25/35(a)	605		592,216
MASTR Asset Securitization Trust 2005-2, Series 2005-2, Class 1A1,
5.25%, 11/25/35	283		286,848
Morgan Stanley Re-REMIC Trust 2010-R2, Series 2010-R2, Class 2A,
0.44%, 5/26/36(a)(b)	61		61,514
Permanent Master Issuer Plc,
1.69%, 7/15/42(a)(b)	8,500		8,573,771
Puma Finance Ltd., Series G5, Class A1,
0.43%, 2/21/38(a)(b)	1,129		1,105,745
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1,
5.00%, 6/25/19	446		448,097
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	241		242,608
Series 2006-4, Class 1A8, 5.75%, 4/25/36	511		515,810

			29,117,054

Commercial Mortgage-Backed Securities – 3.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM,
5.45%, 9/10/47	1,440		1,548,528
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-6, Class A3, 4.51%, 12/10/42	247		248,575
Series 2005-5, Class A4, 5.12%, 10/10/45(a)	2,640		2,890,071
Bear Stearns Commercial Mortgage Securities Trust:
Series 2002-TOP8, Class A2, 4.83%, 8/15/38	184		184,185
Series 2003-TOP12, Series 2003-T12, Class A4, 4.68%, 8/13/39(a)	999		1,010,550
Series 2005-PWR10, Series 2005-PW10, Class AM, 5.45%, 12/11/40(a)	2,710		2,982,309
Commercial Mortgage Trust, Series 2007-CD4, Class AMFX,
5.37%, 12/11/49(a)	1,500		1,613,672
Commercial Mortgage Pass-Through Certificates:
Series 2006-C3, Class A3, 5.99%, 6/15/38(a)	3,380		3,782,784
Series 2006-C4, Class AM, 5.51%, 9/15/39	2,890		3,181,139
Series 2007-C1, Class A3, 5.38%, 2/15/40	2,700		2,951,597
Series 2007-C2, Class AM, 5.61%, 1/15/49(a)	950		1,058,817
Commercial Mortgage Trust:
Series 2004-LB2A, Class A4, 4.72%, 3/10/39	13,233		13,620,061
Series 2007-C9, Class A4, 5.37%, 12/11/49(a)	2,704		3,168,353
Series 2013-LC6, Class AM, 3.28%, 1/10/46	1,290		1,312,992
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1(a):
Class A4, 4.75%, 1/15/37	10,320		10,525,514
Class B, 4.86%, 1/15/37	5,522		5,664,871
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	4,485		5,022,455
DBRR Trust, Series 2012-EZ1, Class A,
0.95%, 9/25/45(b)	5,478		5,492,864
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2,
5.42%, 12/10/49	916		914,183
GS Mortgage Securities Corp. II(a):
Series 2004-GG2, Class A6, 5.40%, 8/10/38	2,049		2,140,027
Series 2007-EOP, Class B, 1.73%, 3/06/20(b)	1,300		1,303,471
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A4, 4.40%, 1/12/39	2,096		2,150,404
Series 2004-CB9, Class A4, 5.76%, 6/12/41(a)	4,887		5,124,862
Series 2005-CB13, Class AM, 5.51%, 1/12/43(a)	2,500		2,722,528
Series 2005-LDP5, Class AM, 5.41%, 12/15/44(a)	1,120		1,239,488

120	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	$3,459	$3,614,847
Series 2007-C7, Class A3, 5.87%, 9/15/45(a)	2,635	3,032,824
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3,
4.89%, 2/12/42	22	21,569
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	2,310	2,333,721
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.40%, 9/15/42(a)	1,200	1,278,150
Series 2005-IQ9, Class A5, 4.70%, 7/15/56	2,100	2,221,781
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	1,355	1,488,020
Series 2007-T27, Class A4, 5.82%, 6/11/42(a)	5,450	6,375,688
Series 2012-C4, Class A4, 3.24%, 3/15/45	2,220	2,330,956
ORES NPL LLC, Series 2012-LV1, Class A,
4.00%, 9/25/44(b)	4,528	4,531,935
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C5, Class A2, 3.99%, 6/15/35	1,005	1,006,440
Series 2005-C20, Class AJ, 5.34%, 7/15/42(a)	4,110	4,413,544
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class B,
4.81%, 2/15/41	1,603	1,652,448

		116,156,223

Total Non-Agency Mortgage-Backed Securities – 4.9%		145,273,277

Preferred Securities
Capital Trusts
Insurance – 0.1%
The Chubb Corp.:
6.00%, 5/11/37	800	1,025,530
6.38%, 3/29/67(a)	2,550	2,801,813

		3,827,343
Media – 0.0%
NBCUniversal Media LLC
5.25%(b)(d)	2,200	2,222,218

Total Capital Trusts – 0.1%		6,049,561

	Shares
Preferred Stocks – 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Corp. 7.38%	196,000	5,205,760

Total Preferred Securities – 0.3%		11,255,321

Municipal Bonds	Par (000)
Bay Area Toll Authority:
6.26%, 4/01/49	$425	578,825
7.04%, 4/01/50	800	1,147,808
Brazos Higher Education Authority, Series 2004-I, Class A2,
0.47%, 6/27/22(a)	1,938	1,931,661
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	150	201,372
Los Angeles Department of Water & Power Revenue, Series D,
6.57%, 7/01/45	1,320	1,861,781
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	193,665
Metropolitan Water District of Southern California,
6.95%, 7/01/40	1,200	1,493,496
New Jersey State Turnpike Authority Revenue:
7.41%, 1/01/40	700	1,022,574
7.10%, 1/01/41	700	995,589
New York City Municipal Water Finance Authority Revenue,
6.01%, 6/15/42	1,000	1,348,860
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	551,655
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	629,851
Oregon Department of Transportation,
5.83%, 11/15/34	400	513,000

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	121

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	$800	$986,528
4.46%, 10/01/62	700	699,300
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/48	600	782,766
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/50	900	1,252,926
State of California:
7.55%, 4/01/39	1,150	1,661,520
7.63%, 3/01/40	1,150	1,656,172
7.60%, 11/01/40	250	364,995
State of Illinois,
7.35%, 7/01/35(c)	650	780,182
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	1,000	987,920
State of Mississippi,
5.25%, 11/01/34	600	714,624
University of Missouri System Facilities Revenue,
5.79%, 11/01/41	300	397,920

Total Municipal Bonds – 0.8%		22,754,990

US Government Sponsored Agency Securities
Agency Obligations – 1.8%
Fannie Mae:
0.00%, 6/01/17(a)(f)	12,500	12,025,363
0.50%, 3/30/16	15,000	15,017,265
0.65%, 3/28/16	15,000	15,016,320
5.00%, 12/01/39	2,802	3,110,353
Freddie Mac,
0.88%, 3/07/18	6,108	6,095,918
Tennessee Valley Authority:
3.50%, 12/15/42	250	241,027
5.88%, 4/01/36	1,125	1,538,967

		53,045,213

Collateralized Mortgage Obligations – 0.6%
Fannie Mae REMICS(a):
Series 2007-54, Class PF, 0.42%, 6/25/37	4,254	4,253,194
Series 2010-35, Class EF, 0.75%, 4/25/40	3,728	3,760,058
Series 2010-89, Class CF, 0.65%, 2/25/38	3,761	3,788,508
Freddie Mac Mortgage Backed Securities(a):
Series 3667, Class FW, 0.75%, 2/15/38	2,404	2,423,837
Series 3807, Class FN, 0.70%, 2/15/41	2,435	2,457,383

		16,682,980

Mortgage-Backed Securities – 67.1%
Fannie Mae Mortgage Backed Securities:
2.32%, 8/01/33(a)	2,141	2,264,981
2.34%, 5/01/33(a)	2,765	2,902,234
2.47%, 2/01/42(a)	39	40,418
2.49%, 1/01/36(a)	1,365	1,451,111
2.50%, 4/01/28 - 4/01/43(g)	24,000	24,764,531
2.66%, 1/01/35(a)	1,375	1,463,135
2.78%, 8/01/41 - 1/01/42(a)	3,734	3,908,065
3.00%, 1/01/27 - 4/01/43(g)	175,466	181,473,064
3.30%, 9/01/41(a)	1,461	1,540,789
3.35%, 4/01/40(a)	365	382,597
3.50%, 2/01/26 - 4/01/43(g)	476,373	503,215,799
3.61%, 5/01/40(a)	2,456	2,605,746
4.00%, 8/01/25 - 4/01/43(g)	114,730	122,772,818
4.50%, 10/01/24 - 4/01/43(g)	364,492	392,936,162
5.00%, 1/01/18 - 4/01/43(g)	172,554	187,431,041

122	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 9/01/19 - 4/01/43(g)	$31,654	$34,760,834
6.00%, 11/01/22 - 4/01/43(g)	32,258	36,254,976
6.50%, 12/01/30 - 12/01/32	12,136	13,977,209
Freddie Mac Mortgage Backed Securities:
2.28%, 10/01/33(a)	1,321	1,404,380
2.50%, 4/01/28 - 4/01/43(g)	13,000	13,410,625
2.65%, 1/01/42(a)	36	37,654
2.84%, 11/01/36(a)	1,580	1,653,647
3.00%, 3/01/27 - 4/01/43(g)	37,824	39,163,066
3.25%, 8/01/41(a)	1,763	1,857,210
3.34%, 7/01/41(a)	1,103	1,164,778
3.38%, 2/01/40(a)	2,259	2,358,993
3.50%, 12/01/25 - 4/01/43(g)	32,872	34,756,286
4.00%, 3/01/26 - 4/01/43(g)	33,120	35,276,663
4.50%, 8/01/20 - 4/01/43(g)	55,389	59,762,814
4.58%, 4/01/38(a)	2,026	2,149,639
5.00%, 10/01/20 - 4/01/43(g)	29,288	31,569,267
5.50%, 12/01/27 - 8/01/38	15,648	16,993,407
6.00%, 12/01/28 - 1/01/38	12,339	13,572,405
6.50%, 5/01/21 - 1/01/36	3,182	3,605,579
Ginnie Mae Mortgage Backed Securities:
3.00%, 4/01/43(g)	23,000	24,014,219
3.50%, 12/15/40 - 4/01/43 (g)	41,050	43,977,220
4.00%, 9/15/40 - 4/01/43(g)	32,651	35,897,791
4.50%, 3/15/39 - 4/01/43(g)	44,730	49,166,288
5.00%, 9/15/39 - 4/01/43(g)	34,364	38,261,789
5.50%, 6/15/34 - 11/20/39	10,941	12,041,035
6.00%, 9/20/38 - 4/01/43(g)	7,074	8,035,686

		1,984,275,951

Total US Government Sponsored Agency Securities – 69.5%		2,054,004,144

US Treasury Obligations
US Treasury Bonds:
6.38%, 8/15/27(c)	24,068	35,816,192
6.25%, 5/15/30(c)	27,228	41,118,226
5.00%, 5/15/37(c)(h)	23,800	32,408,912
4.38%, 5/15/40(c)(h)	8,634	10,822,184
3.88%, 8/15/40(c)	15,149	17,523,136
4.38%, 5/15/41	1	1,255
US Treasury Notes:
1.25%, 2/15/14	3	3,028
0.25%, 2/28/14(c)	3	3,002
1.75%, 3/31/14(c)	33,000	33,516,912
0.25%, 6/30/14(c)	75,000	75,052,725
2.63%, 7/31/14	33,150	34,220,911
2.63%, 12/31/14(c)	48,363	50,374,998
0.88%, 4/30/17(c)	78,751	79,692,311
1.00%, 8/31/19(c)	143,993	143,003,048
1.75%, 5/15/22(c)	1	1,005

Total US Treasury Obligations – 18.8%		553,557,845

Total Long-Term Investments (Cost – $ 3,930,291,670) – 136.0%		4,019,040,663

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	123

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19% (i)(j)(k)	535,002,496	$535,002,496
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16% (i)(j)(k)	64,978,613	64,978,613

Total Short-Term Securities (Cost$ 599,981,109)20.3%		599,981,109

Options Purchased (Cost$ 556,102) – 0.0%		248,625

Total Investments Before TBA Sale Commitments (Cost$ 4,530,828,881)156.3%		4,619,270,397

TBA Sale Commitments(g)	Par (000)
Fannie Mae Mortgage Backed Securities:
2.50%, 4/01/28	$1,000	(991,250)
3.00%, 4/01/43	263,600	(271,796,313)
3.50%, 8/01/25 - 4/01/43	68,200	(72,004,281)
4.00%, 10/01/24 - 4/01/43	68,500	(73,016,719)
4.50%, 1/01/18 - 4/01/43	18,700	(20,146,328)
5.00%, 9/01/19 - 4/01/43	41,300	(44,739,516)
6.00%, 11/01/22 - 4/01/43	13,000	(14,235,000)
Freddie Mac Mortgage Backed Securities:
3.00%, 3/01/27 - 4/01/43	7,800	(8,009,625)
4.00%, 12/01/25 - 4/01/43	400	(425,188)
4.50%, 3/01/26 - 4/01/43	13,000	(13,912,031)
Ginnie Mae Mortgage Backed Securities:
5.00%, 9/15/39 - 4/01/43	8,000	(8,717,500)

Total TBA Sale Commitments (Proceeds – $ 527,291,057) – (17.9) %		(527,993,751)

Total Options Written (Premiums Received – $ 421,328) – (0.0)%		(115,313)

Total Investments, Net of TBA Sale Commitments and Options Written – 138.4%		4,091,161,333
Liabilities in Excess of Other Assets – (38.4)%		(1,136,332,997)

Net Assets – 100.0%		$2,954,828,336

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,531,405,412

Gross unrealized appreciation	$467,273,333
Gross unrealized depreciation	(379,408,348)

Net unrealized appreciation	$87,864,985

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Security is perpeptual in nature and has no stated maturity date.

(e)	Amount is less than $500.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

124	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$32,693,266	$128,662
Barclays Plc	$181,673,156	$287,037
BNP Paribas SA	$5,433,734	$1,469
Citigroup, Inc.	$21,243,406	$28,872
Credit Suisse Group AG	$171,892,521	$466,736
Deutsche Bank AG	$22,063,611	$(36,731)
Goldman Sachs Group, Inc.	$239,677,406	$393,534
JPMorgan Chase & Co.	$93,140,485	$312,646
Morgan Stanley	$48,281,413	$126,126
R.B.C. Dominion Securities	$(47,818,672)	$3,016
Royal Bank of Scotland Group Plc	$(44,695,201)	$34,987
Wells Fargo & Co.	$13,573,047	$13,034

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	598,803,477	(63,800,981)	535,002,496	$120,244
BlackRock Cash Funds: Prime, SL Agency Shares	116,380,753	(51,402,140)	64,978,613	$13,294

(j)	Represents the current yield as of report date.

(k)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazilian Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	NZD	New Zealand Dollar
	CZK	Czech Koruna	PLN	Polish New Zloty
	EUR	Euro	RUB	Russian Ruble
	GBP	British Pound	SEK	Swedish Krona
	HUF	Hungarian Forints	SGD	Singapore Dollar
	INR	Indian Rupee	TBA	To Be Announced
	JPY	Japanese Yen	TRY	Turkish Lira
	KRW	South Korean Won	USD	US Dollar
	LIBOR	London Interbank Offered Rate	ZAR	South African Rand

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	125

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	10-Year Australian Treasury Bond	Sydney Futures Exchange	June 2013	$3,165,127	$4,183
182	10-Year Government of Canada Bond	Chicago Mercantile	June 2013	$24,190,225	196,962
2,776	10-Year US Treasury Note	Chicago Mercantile	June 2013	$366,388,625	1,849,897
2,607	2-Year US Treasury Note	Chicago Mercantile	June 2013	$574,721,299	132,147
2,202	5-Year US Treasury Note	Chicago Mercantile	June 2013	$273,168,423	(173,376)
754	German Euro-Bund	Eurex	June 2013	$140,618,339	1,120,311
(202)	10-Year Government of Japan Bond	Tokyo Stock Exchange	June 2013	$312,135,975	(816,569)
(183)	30-Year US Treasury Bond	Chicago Mercantile	June 2013	$26,437,781	(225,032)
(265)	UK Long Gilt Bond	NYSE Life	June 2013	$47,827,263	(396,434)

Total					$1,692,089

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	7,050,000	USD	3,500,844	BNP Paribas SA	4/02/13	$(12,040)
BRL	9,350,000	USD	4,642,963	Goldman Sachs Group, Inc.	4/02/13	(15,967)
BRL	17,490,000	USD	8,856,002	HSBC Holdings Plc	4/02/13	(200,800)
BRL	3,680,000	USD	1,860,183	JPMorgan Chase & Co.	4/02/13	(39,077)
BRL	18,040,000	USD	9,004,537	Morgan Stanley	4/02/13	(77,158)
BRL	1,610,000	USD	811,114	UBS AG	4/02/13	(14,378)
USD	3,549,021	BRL	7,050,000	BNP Paribas SA	4/02/13	61,217
USD	4,690,516	BRL	9,350,000	Goldman Sachs Group, Inc.	4/02/13	63,521
USD	14,136,470	BRL	28,510,000	HSBC Holdings Plc	4/02/13	46,849
USD	1,827,391	BRL	3,680,000	JPMorgan Chase & Co.	4/02/13	6,285
USD	8,951,724	BRL	18,040,000	Morgan Stanley	4/02/13	24,345
USD	5,098,005	BRL	10,260,000	UBS AG	4/02/13	35,598
USD	216,912	BRL	440,000	UBS AG	4/02/13	(70)
BRL	3,890,000	USD	1,931,000	Bank of America Corp.	5/03/13	(12,680)
CZK	56,635,000	USD	2,875,547	Bank of America Corp.	6/04/13	(57,736)
CZK	1,730,000	USD	87,701	BNP Paribas SA	6/04/13	(1,626)
CZK	28,900,000	USD	1,467,262	Goldman Sachs Group, Inc.	6/04/13	(29,375)
CZK	137,155,000	USD	6,960,385	HSBC Holdings Plc	6/04/13	(136,391)
CZK	64,330,000	USD	3,260,727	JPMorgan Chase & Co.	6/04/13	(60,059)
CZK	29,895,000	USD	1,511,230	Royal Bank of Scotland Group Plc	6/04/13	(23,838)
CZK	41,585,000	USD	2,117,104	State Street Corp.	6/04/13	(48,089)
HUF	70,900,000	USD	301,835	BNP Paribas SA	6/04/13	(5,413)
HUF	1,359,825,000	USD	6,063,609	Deutsche Bank AG	6/04/13	(378,400)
HUF	739,700,000	USD	3,085,907	HSBC Holdings Plc	6/04/13	6,659
HUF	81,700,000	USD	355,196	JPMorgan Chase & Co.	6/04/13	(13,621)
HUF	15,200,000	USD	63,532	Royal Bank of Scotland Group Plc	6/04/13	17
INR	333,800,000	USD	6,034,423	Deutsche Bank AG	6/04/13	28,485
INR	162,330,000	USD	2,955,081	Deutsche Bank AG	6/04/13	(6,632)
INR	54,100,000	USD	969,534	Goldman Sachs Group, Inc.	6/04/13	13,100
INR	96,070,000	USD	1,749,750	HSBC Holdings Plc	6/04/13	(4,802)
INR	201,900,000	USD	3,657,609	Royal Bank of Scotland Group Plc	6/04/13	9,561
INR	97,000,000	USD	1,765,241	UBS AG	6/04/13	(3,401)
INR	306,700,000	USD	5,489,675	UBS AG	6/04/13	81,008

126	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	2,750,700,000	USD	2,462,137	Credit Suisse Group AG	6/04/13	$1,650
KRW	2,913,700,000	USD	2,664,563	Deutsche Bank AG	6/04/13	(54,777)
KRW	3,063,700,000	USD	2,741,445	Goldman Sachs Group, Inc.	6/04/13	2,695
KRW	11,222,700,000	USD	10,265,953	HSBC Holdings Plc	6/04/13	(213,840)
KRW	390,100,000	USD	348,958	HSBC Holdings Plc	6/04/13	453
KRW	375,500,000	USD	335,298	JPMorgan Chase & Co.	6/04/13	1,036
KRW	1,346,100,000	USD	1,227,186	Morgan Stanley	6/04/13	(21,491)
KRW	927,300,000	USD	841,012	UBS AG	6/04/13	(10,434)
MXN	84,845,000	USD	6,770,059	Bank of America Corp.	6/04/13	58,217
MXN	8,960,000	USD	723,172	BNP Paribas SA	6/04/13	(2,077)
MXN	26,665,000	USD	2,132,532	Credit Suisse Group AG	6/04/13	13,452
MXN	86,720,000	USD	6,896,078	Goldman Sachs Group, Inc.	6/04/13	83,098
MXN	57,895,000	USD	4,612,916	Morgan Stanley	6/04/13	46,440
MXN	26,590,000	USD	2,135,143	State Street Corp.	6/04/13	4,805
MXN	58,375,000	USD	4,678,031	UBS AG	6/04/13	19,955
PLN	1,275,000	USD	399,018	BNP Paribas SA	6/04/13	(9,476)
PLN	9,050,000	USD	2,750,181	Credit Suisse Group AG	6/04/13	14,802
PLN	9,620,000	USD	3,000,594	Deutsche Bank AG	6/04/13	(61,463)
PLN	20,855,000	USD	6,506,752	HSBC Holdings Plc	6/04/13	(135,072)
PLN	650,000	USD	202,361	JPMorgan Chase & Co.	6/04/13	(3,772)
RUB	501,700,000	USD	16,275,222	Bank of America Corp.	6/04/13	(309,552)
RUB	147,400,000	USD	4,709,641	Credit Suisse Group AG	6/04/13	(18,910)
RUB	28,500,000	USD	913,023	Goldman Sachs Group, Inc.	6/04/13	(6,063)
RUB	62,900,000	USD	2,018,403	Morgan Stanley	6/04/13	(16,728)
RUB	128,100,000	USD	4,093,960	Royal Bank of Scotland Group Plc	6/04/13	(17,415)
RUB	201,000,000	USD	6,429,744	UBS AG	6/04/13	(33,293)
SGD	5,090,000	USD	4,108,649	Bank of America Corp.	6/04/13	(4,298)
SGD	2,890,000	USD	2,328,073	BNP Paribas SA	6/04/13	2,295
SGD	1,150,000	USD	925,255	Credit Suisse Group AG	6/04/13	2,054
SGD	2,560,000	USD	2,056,952	Deutsche Bank AG	6/04/13	7,319
SGD	10,830,000	USD	8,735,033	Goldman Sachs Group, Inc.	6/04/13	(2,199)
SGD	13,045,000	USD	10,504,684	Goldman Sachs Group, Inc.	6/04/13	14,228
SGD	7,815,000	USD	6,271,504	HSBC Holdings Plc	6/04/13	30,167
SGD	3,200,000	USD	2,583,218	JPMorgan Chase & Co.	6/04/13	(2,879)
TRY	1,480,000	USD	812,113	BNP Paribas SA	6/04/13	(514)
TRY	4,890,000	USD	2,667,471	Credit Suisse Group AG	6/04/13	14,098
TRY	3,560,000	USD	1,952,226	Deutsche Bank AG	6/04/13	(8,126)
TRY	1,250,000	USD	679,946	Deutsche Bank AG	6/04/13	5,526
TRY	5,930,000	USD	3,239,818	HSBC Holdings Plc	6/04/13	12,065
TRY	1,170,000	USD	642,998	JPMorgan Chase & Co.	6/04/13	(1,396)
TRY	710,000	USD	387,749	JPMorgan Chase & Co	6/04/13	1,600
TRY	3,930,000	USD	2,163,382	Morgan Stanley	6/04/13	(8,256)
TRY	690,000	USD	380,550	Royal Bank of Scotland Group Plc	6/04/13	(2,169)
TRY	9,140,000	USD	4,988,760	Royal Bank of Scotland Group Plc	6/04/13	23,416
USD	5,599,335	CZK	108,250,000	HSBC Holdings Plc	6/04/13	213,477
USD	3,468,971	CZK	69,940,000	UBS AG	6/04/13	(10,816)
USD	124,363	CZK	2,480,000	Royal Bank of Scotland Group Plc	6/04/13	973
USD	1,012,988	CZK	19,760,000	UBS AG	6/04/13	29,851
USD	3,909,406	HUF	902,650,000	Bank of America Corp.	6/04/13	135,572
USD	770,292	HUF	181,700,000	BNP Paribas SA	6/04/13	10,633
USD	3,582,678	HUF	826,800,000	Deutsche Bank AG	6/04/13	125,961
USD	7,148,901	HUF	1,641,045,000	HSBC Holdings Plc	6/04/13	287,957
USD	1,513,103	HUF	347,705,000	Royal Bank of Scotland Group Plc	6/04/13	59,404
USD	1,317,745	INR	72,700,000	BNP Paribas SA	6/04/13	(2,726)
USD	908,265	INR	50,000,000	BNP Paribas SA	6/04/13	100
USD	253,881	INR	13,900,000	Deutsche Bank AG	6/04/13	1,411
USD	6,495,359	INR	358,800,000	Deutsche Bank AG	6/04/13	(21,632)
USD	318,494	INR	17,600,000	Morgan Stanley	6/04/13	(1,180)

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	127

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,803,388	INR	866,980,000	UBS AG	6/04/13	$56,172
USD	174,206	KRW	191,600,000	Bank of America Corp.	6/04/13	2,590
USD	1,086,041	KRW	1,216,800,000	Deutsche Bank AG	6/04/13	(3,841)
USD	4,401,795	KRW	4,884,385,000	Deutsche Bank AG	6/04/13	26,877
USD	523,153	KRW	582,400,000	Goldman Sachs Group, Inc.	6/04/13	1,500
USD	15,114,582	KRW	16,603,350,000	HSBC Holdings Plc	6/04/13	243,048
USD	2,469,962	KRW	2,760,080,000	HSBC Holdings Plc	6/04/13	(2,227)
USD	3,302,008	KRW	3,684,050,000	Morgan Stanley	6/04/13	2,223
USD	3,903,958	KRW	4,325,585,000	Royal Bank of Scotland Group Plc	6/04/13	29,554
USD	1,756,515	KRW	1,961,150,000	Royal Bank of Scotland Group Plc	6/04/13	(76)
USD	257,421	KRW	281,100,000	UBS AG	6/04/13	5,642
USD	8,560,391	MXN	110,710,000	Bank of America Corp.	6/04/13	(349,487)
USD	698,508	MXN	8,710,000	Credit Suisse Group AG	6/04/13	(2,468)
USD	7,827,626	MXN	101,510,000	Goldman Sachs Group, Inc.	6/04/13	(341,840)
USD	118,527	MXN	1,520,000	HSBC Holdings Plc	6/04/13	(3,802)
USD	289,849	PLN	930,000	Bank of America Corp.	6/04/13	5,713
USD	2,340,833	PLN	7,610,000	Deutsche Bank AG	6/04/13	15,803
USD	1,446,145	PLN	4,690,000	Goldman Sachs Group, Inc.	6/04/13	13,243
USD	1,033,837	PLN	3,370,000	HSBC Holdings Plc	6/04/13	4,225
USD	14,992,707	PLN	47,588,500	JPMorgan Chase & Co.	6/04/13	453,330
USD	84,091	PLN	270,000	UBS AG	6/04/13	1,600
USD	8,981,931	RUB	280,700,000	Credit Suisse Group AG	6/04/13	49,175
USD	2,586,118	RUB	80,480,000	Deutsche Bank AG	6/04/13	24,992
USD	3,715,236	RUB	115,800,000	Goldman Sachs Group, Inc.	6/04/13	30,117
USD	2,491,856	RUB	77,640,000	HSBC Holdings Plc	6/04/13	21,107
USD	1,230,572	RUB	38,400,000	JPMorgan Chase & Co.	6/04/13	8,563
USD	9,636,735	RUB	300,400,000	Morgan Stanley	6/04/13	77,063
USD	3,930,673	RUB	122,580,000	UBS AG	6/04/13	29,792
USD	1,224,398	SGD	1,530,000	BNP Paribas SA	6/04/13	(9,326)
USD	3,376,189	SGD	4,210,000	Credit Suisse Group AG	6/04/13	(18,569)
USD	720,600	SGD	900,000	Deutsche Bank AG	6/04/13	(5,121)
USD	3,563,509	SGD	4,450,000	Goldman Sachs Group, Inc.	6/04/13	(24,775)
USD	7,306,578	SGD	9,050,000	HSBC Holdings Plc	6/04/13	9,057
USD	1,407,989	SGD	1,760,000	State Street Corp.	6/04/13	(11,198)
USD	17,290,783	SGD	21,610,000	UBS AG	6/04/13	(134,567)
USD	14,991,880	TRY	27,252,240	BNP Paribas SA	6/04/13	47,348
USD	1,784,843	TRY	3,280,000	Deutsche Bank AG	6/04/13	(13,837)
USD	376,587	TRY	690,000	Royal Bank of Scotland Group Plc	6/04/13	(1,794)
USD	325,704	ZAR	2,920,000	Bank of America Corp.	6/04/13	10,801
USD	1,664,393	ZAR	15,590,000	Bank of America Corp.	6/04/13	(16,886)
USD	1,145,450	ZAR	10,230,000	BNP Paribas SA	6/04/13	42,212
USD	1,414,761	ZAR	12,965,000	Credit Suisse Group AG	6/04/13	16,571
USD	1,608,696	ZAR	14,765,000	Deutsche Bank AG	6/04/13	16,388
USD	340,685	ZAR	3,190,000	JPMorgan Chase & Co.	6/04/13	(3,336)
USD	2,500,738	ZAR	22,870,000	Morgan Stanley	6/04/13	34,360
USD	2,745,247	ZAR	25,270,000	UBS AG	6/04/13	20,045
USD	2,504,011	ZAR	23,330,000	UBS AG	6/04/13	(11,975)
ZAR	3,650,000	USD	398,789	BNP Paribas SA	6/04/13	(5,161)
ZAR	6,620,000	USD	710,063	BNP Paribas SA	6/04/13	3,860
ZAR	290,000	USD	30,929	Credit Suisse Group AG	6/04/13	346
ZAR	8,005,000	USD	848,861	JPMorgan Chase & Co.	6/04/13	14,425
ZAR	10,360,000	USD	1,103,573	Morgan Stanley	6/04/13	13,684
ZAR	5,955,000	USD	643,234	Morgan Stanley	6/04/13	(1,027)
ZAR	89,560,000	USD	10,037,827	Royal Bank of Scotland Group Plc	6/04/13	(379,372)
ZAR	5,995,000	USD	635,838	State Street Corp.	6/04/13	10,683
ZAR	10,215,000	USD	1,105,939	UBS AG	6/04/13	(4,318)
AUD	57,267,000	USD	58,776,998	Bank of America Corp.	6/12/13	534,052
AUD	3,255,000	USD	3,351,813	Royal Bank of Canada	6/12/13	19,368

128	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,560,000	USD	7,817,720	State Street Corp.	6/12/13	$12,121
AUD	3,332,000	USD	3,467,436	Westpac Banking Corp.	6/12/13	(16,506)
CAD	57,094,000	USD	55,455,565	Deutsche Bank AG	6/12/13	658,243
CAD	12,293,000	USD	11,999,902	JPMorgan Chase & Co.	6/12/13	82,051
CAD	3,990,000	USD	3,895,537	Royal Bank of Canada	6/12/13	25,962
EUR	17,904,000	USD	23,311,903	Bank of America Corp.	6/12/13	(350,188)
EUR	8,805,000	USD	11,399,719	HSBC Holdings Plc	6/12/13	(107,388)
EUR	8,805,000	USD	11,409,422	Royal Bank of Canada	6/12/13	(117,091)
EUR	13,304,000	USD	17,241,718	State Street Corp.	6/12/13	(179,461)
GBP	7,795,000	USD	11,806,798	Bank of America Corp.	6/12/13	32,978
GBP	7,797,000	USD	11,822,435	Deutsche Bank AG	6/12/13	20,379
JPY	2,080,100,000	USD	22,013,504	Goldman Sachs Group, Inc.	6/12/13	94,358
JPY	319,700,000	USD	3,397,478	HSBC Holdings Plc	6/12/13	379
JPY	73,000,000	USD	775,914	HSBC Holdings Plc	6/12/13	(50)
JPY	36,000,000	USD	381,900	Westpac Banking Corp.	6/12/13	718
NZD	44,193,000	USD	36,349,683	UBS AG	6/12/13	455,028
NZD	5,109,000	USD	4,188,685	Westpac Banking Corp.	6/12/13	66,180
SEK	8,859,000	USD	1,358,012	HSBC Holdings Plc	6/12/13	(564)
SEK	124,640,000	USD	19,326,428	JPMorgan Chase & Co.	6/12/13	(228,069)
SEK	271,531,000	USD	42,051,204	Royal Bank of Scotland Group Plc	6/12/13	(445,005)
USD	3,428,081	AUD	3,316,000	Bank of America Corp.	6/12/13	(6,278)
USD	16,444,647	AUD	15,949,000	Deutsche Bank AG	6/12/13	(73,626)
USD	8,089,865	AUD	7,855,000	HSBC Holdings Plc	6/12/13	(45,507)
USD	7,714,081	AUD	7,493,000	JPMorgan Chase & Co.	6/12/13	(46,369)
USD	5,830,103	AUD	5,606,000	Royal Bank of Canada	6/12/13	24,007
USD	20,761,475	AUD	20,151,000	Westpac Banking Corp.	6/12/13	(108,782)
USD	2,866,982	AUD	2,755,000	Westpac Banking Corp.	6/12/13	13,647
USD	7,714,662	CAD	7,911,000	BNP Paribas SA	6/12/13	(60,522)
USD	37,885,595	CAD	38,847,000	Royal Bank of Canada	6/12/13	(294,478)
USD	17,319,514	EUR	13,399,000	BNP Paribas SA	6/12/13	135,420
USD	15,192,022	EUR	11,770,000	HSBC Holdings Plc	6/12/13	97,105
USD	4,256,668	EUR	3,292,000	Royal Bank of Canada	6/12/13	34,708
USD	9,737,252	EUR	7,565,000	Royal Bank of Scotland Group Plc	6/12/13	35,209
USD	27,850,809	EUR	21,512,500	State Street Corp.	6/12/13	261,226
USD	2,000,642	EUR	1,564,000	HSBC Holdings Plc	6/12/13	(5,173)
USD	55,383,418	GBP	37,121,000	Bank of America Corp.	6/12/13	(999,435)
USD	10,615,660	GBP	7,044,000	BNP Paribas SA	6/12/13	(83,427)
USD	3,442,246	GBP	2,284,000	HSBC Holdings Plc	6/12/13	(26,907)
USD	11,668,844	GBP	7,718,000	State Street Corp.	6/12/13	(53,977)
USD	11,667,915	GBP	7,720,000	Westpac Banking Corp.	6/12/13	(57,944)
USD	14,738,665	JPY	1,402,500,000	BNP Paribas SA	6/12/13	(167,482)
USD	3,815,462	JPY	365,300,000	HSBC Holdings Plc	6/12/13	(67,044)
USD	2,821,653	JPY	271,000,000	UBS AG	6/12/13	(58,608)
USD	5,026,718	JPY	479,100,000	Westpac Banking Corp.	6/12/13	(65,286)
USD	1,022,296	NOK	6,001,000	HSBC Holdings Plc	6/12/13	(2,335)
USD	33,246,348	NOK	191,740,000	Royal Bank of Scotland Group Plc	6/12/13	507,999
USD	1,156,543	NOK	6,784,000	Westpac Banking Corp.	6/12/13	(1,780)
USD	3,859,967	NZD	4,709,000	Bank of America Corp.	6/12/13	(61,771)
USD	11,707,881	NZD	14,330,000	Royal Bank of Scotland Group Plc	6/12/13	(226,397)
USD	25,829,367	SEK	166,345,000	JPMorgan Chase & Co.	6/12/13	340,627

Total						$(1,029,331)

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	129

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Options Purchased

•	Exchange-Traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year US Treasury Note Future	Put	129.0	4/26/13	408	$12,750
10-Year US Treasury Note Future	Put	132.0	4/26/13	408	235,875

Total					$248,625

•	Exchange-Traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year US Treasury Note Future	Put	130.5	4/26/13	(820)	$(115,313)

•	Credit default swaps- sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Appreciation (Depreciation)
General Electric Capital Corp.	3.25	Deutsche Bank AG	12/20/13	AA+	$4,000	$91,266
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00	Royal Bank of Scotland Group Plc	12/20/17	B+	$19,700	329,912
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00	BNP Paribas SA	12/20/17	B+	$7,500	116,226
iTraxx - Europe Sub Financial Index Series 18, Version 1	5.00	Deutsche Bank AG	06/20/18	B-	$51,200	(666,243)

Total						$(128,839)

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating rate	Counterparty	Expiration Date	Notional Amount (000)		Appreciation depreciation
0.37%[1]	3-month LIBOR	Deutsche Bank AG	11/13/14	$	135,800	$51,165
1.44%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$	15,790	35,624
1.46%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$	63,390	55,029
1.46%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$	248,240	258,370
1.60%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$	9,530	(81,029)
1.63%[2]	6-month LIBOR	Deutsche Bank AG	1/04/22	$	31,890	(258,504)
2.30%[2]	6-month LIBOR	Royal Bank of Scotland Group	3/07/25	$	6,320	85,219

Total						$145,874

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

130	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$361,443,617	–	$361,443,617
Corporate Bonds	–	852,081,719	–	852,081,719
Foreign Agency Obligations	–	18,669,750	–	18,669,750
Non-Agency Mortgage-Backed Securities	–	145,273,277	–	145,273,277
Preferred Securities	$5,205,760	6,049,561	–	11,255,321
Municipal Bonds	–	22,754,990	–	22,754,990
US Government Sponsored Agency Securities	–	2,054,004,144	–	2,054,004,144
US Treasury Obligations	–	553,557,845	–	553,557,845
Short-Term Securities:
Money Market Funds	599,981,109	–	–	599,981,109
Options Purchased:
Interest Rate Contracts	248,625	–	–	248,625
Liabilities:
TBA Sale Commitments	–	(527,993,751)	–	(527,993,751)

Total	$605,435,494	$3,485,841,152	–	$4,091,276,646

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013	131

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$537,404	–	$537,404
Foreign currency exchange contracts	–	6,395,229	–	6,395,229
Interest rate contracts	$3,552,125	485,407	–	4,037,532
Liabilities:
Credit contracts	–	(666,243)	–	(666,243)
Foreign currency exchange contracts	–	(7,424,560)	–	(7,424,560)
Interest rate contracts	(1,726,724)	(339,533)	–	(2,066,257)

Total	$1,825,401	$(1,012,296)	–	$813,105

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,527,809	–	–	$2,527,809
Cash pledged to brokers as collateral for swaps	–	$2,210,000	–	2,210,000
Liabilities:
Collateral on securities loaned at value	–	(445,533,831)	–	(445,533,831)
Cash received from brokers as collateral for swaps	–	(1,040,000)	–	(1,040,000)

Total:	$2,527,809	$(444,363,831)	–	$(441,836,022)

There were no transfers between levels during the period ended March 31, 2013.

132	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 38.2%
Active Stock Master Portfolio	$306,265,502	$306,265,502
ACWI ex-US Index Master Portfolio	$33,262,641	33,262,641
BlackRock Commodity Strategies Fund	5,568,818	54,964,237
iShares Cohen & Steers Realty Majors Index Fund(b)	28,138	2,319,978
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	57,627	1,967,962
iShares MSCI Canada Index Fund(b)	331,786	9,459,219
iShares MSCI EAFE Index Fund(b)	1,229,231	72,500,044
iShares MSCI EAFE Small Cap Index Fund(b)	342,604	15,060,872
iShares MSCI Emerging Markets Index Fund(b)	636,776	27,241,277
Master Small Cap Index Series	$66,021,699	66,021,699

		589,063,431

Fixed Income Funds – 61.5%
CoreAlpha Bond Master Portfolio	$808,128,316	808,128,316
iShares Barclays TIPS Bond Fund	1,140,216	138,251,190

		946,379,506

Short-Term Securities – 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)	33,712,736	33,712,736
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(c)(d)	5,374,824	5,374,824

		39,087,560

Total Affiliated Investment Companies (Cost – $ 1,470,623,712*) – 102.2%		1,574,530,497
Liabilities in Excess of Other Assets – (2.2)%		(33,748,745)

Net Assets – 100.0%		$1,540,781,752

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,473,508,623

Gross unrealized appreciation	$107,286,840
Gross unrealized depreciation	(6,264,966)

Net unrealized appreciation	$101,021,874

LIFEPATH RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013	133

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$298,793,488	$7,472,014	[1]	–	$306,265,502	$306,265,502	$1,352,579	$14,284,912
ACWI ex-US Index Master Portfolio	$27,699,413	$5,563,228	[1]	–	$33,262,641	$33,262,641	$176,284	$36,245
BlackRock Cash Funds: Institutional, SL Agency Shares	7,529,155	26,183,581	[1]	–	33,712,736	$33,712,736	$10,798	–
BlackRock Cash Funds: Prime, SL Agency Shares	1,254,994	4,119,830	[1]	–	5,374,824	$5,374,824	$1,620	–
BlackRock Commodity Strategies Fund	5,285,130	283,688		–	5,568,818	$54,964,237	–	–
CoreAlpha Bond Master Portfolio	$778,624,808	$29,503,508	[1]	–	$808,128,316	$808,128,316	$6,664,292	$729,379
iShares Barclays TIPS Bond Fund	1,074,113	69,821		(3,718)	1,140,216	$138,251,190	–	$50,871
iShares Cohen & Steers Realty Majors Index Fund	28,264	–		(126)	28,138	$2,319,978	$16,294	$1,216
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	91,497	–		(33,870)	57,627	$1,967,962	$10,680	$68,235
iShares MSCI Canada Index Fund	350,676	–		(18,890)	331,786	$9,459,219	–	$(31,853)
iShares MSCI EAFE Index Fund	1,310,595	–		(81,364)	1,229,231	$72,500,044	–	$602,008
iShares MSCI EAFE Small Cap Index Fund	344,187	–		(1,583)	342,604	$15,060,872	–	$(3,325)
iShares MSCI Emerging Markets Index Fund	662,040	–		(25,264)	636,776	$27,241,277	–	$70,074
Master Small Cap Index Series	$64,132,281	$1,889,418	[1]	–	$66,021,699	$66,021,699	$179,908	$559,773

[1]	Represents net shares/beneficial interest purchased.

134	LIFEPATH RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.
The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$360,852,339	$1,213,678,158	–	$1,574,530,497

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $36,853,140 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013	135

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 53.1%
Active Stock Master Portfolio	$745,526,253	$745,526,253
ACWI ex-US Index Master Portfolio	$51,166,014	51,166,014
BlackRock Commodity Strategies Fund	9,732,374	96,058,534
iShares Cohen & Steers Realty Majors Index Fund(b)	436,565	35,994,784
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	1,341,741	45,820,455
iShares MSCI Canada Index Fund(b)	912,331	26,010,557
iShares MSCI EAFE Index Fund	3,429,065	202,246,254
iShares MSCI EAFE Small Cap Index Fund	745,833	32,786,819
iShares MSCI Emerging Markets Index Fund(b)	1,773,534	75,871,784
Master Small Cap Index Series	$95,050,014	95,050,014

		1,406,531,468

Fixed Income Funds – 46.6%
CoreAlpha Bond Master Portfolio	$1,062,795,519	1,062,795,519
iShares Barclays TIPS Bond Fund	1,410,794	171,058,773

		1,233,854,292

Short-Term Securities – 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)	89,315,044	89,315,044
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(c)(d)	14,161,542	14,161,542

		103,476,586

Total Affiliated Investment Companies (Cost – $ 2,518,390,310*) – 103.6%		2,743,862,346
Liabilities in Excess of Other Assets – (3.6)%		(95,494,951)

Net Assets – 100.0%		$2,648,367,395

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,538,012,038

Gross unrealized appreciation	$211,534,103
Gross unrealized depreciation	(5,683,795)

Net unrealized appreciation	$205,850,308

136	LIFEPATH 2020 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$725,539,622	$19,686,631	[1]	–	$745,526,253	$745,526,253	$3,321,027	$35,022,154
ACWI ex-US Index Master Portfolio	$42,040,829	$9,125,185	[1]	–	$51,166,014	$51,166,014	$268,235	$54,933
BlackRock Cash Funds: Institutional, SL Agency Shares	18,545,337	70,769,707	[1]	–	89,315,044	$89,315,044	$27,399	–
BlackRock Cash Funds: Prime, SL Agency Shares	4,104,742	10,056,800	[1]	–	14,161,542	$14,161,542	$4,245	–
BlackRock Commodity Strategies Fund	9,023,154	709,220		–	9,732,374	$96,058,534	–	–
CoreAlpha Bond Master Portfolio	$997,874,524	$64,920,995	[1]	–	$1,062,795,519	$1,062,795,519	$8,612,096	$1,009,057
iShares Barclays TIPS Bond Fund	1,297,149	116,801		(3,156)	1,410,794	$171,058,773	–	$40,056
iShares Cohen & Steers Realty Majors Index Fund	450,679	–		(14,114)	436,565	$35,994,784	$252,798	$124,447
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,375,939	–		(34,198)	1,341,741	$45,820,455	$248,662	$122,258
iShares MSCI Canada Index Fund	951,620	–		(39,289)	912,331	$26,010,557	–	$(159,860)
iShares MSCI EAFE Index Fund	3,472,019	–		(42,954)	3,429,065	$202,246,254	–	$312,990
iShares MSCI EAFE Small Cap Index Fund	772,687	–		(26,854)	745,833	$32,786,819	–	$(53,026)
iShares MSCI Emerging Markets Index Fund	1,801,391	–		(27,857)	1,773,534	$75,871,784	$26,167	$(41,490)
Master Small Cap Index Series	$91,038,885	$4,011,129	[1]	–	$95,050,014	$95,050,014	$259,009	$805,893

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

LIFEPATH 2020 MASTER PORTFOLIO	MARCH 31, 2013	137

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and is the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$789,324,546	$1,954,537,800	–	$2,743,862,346

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $97,100,348 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

138	LIFEPATH 2020 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 61.4%
Active Stock Master Portfolio	$12,815,546	$12,815,546
ACWI ex-US Index Master Portfolio	$4,453,701	4,453,701
BlackRock Commodity Strategies Fund	146,472	1,445,681
iShares Cohen & Steers Realty Majors Index Fund	9,807	808,587
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	27,362	934,412
iShares MSCI Canada Index Fund	5,563	158,601
iShares MSCI EAFE Index Fund	19,662	1,159,665
iShares MSCI EAFE Small Cap Index Fund	10,943	481,054
iShares MSCI Emerging Markets Index Fund	10,613	454,024
Master Small Cap Index Series	$1,235,374	1,235,374

		23,946,645

Fixed Income Funds – 38.4%
CoreAlpha Bond Master Portfolio	$12,974,972	12,974,972
iShares Barclays TIPS Bond Fund	16,497	2,000,261

		14,975,233

Short-Term Securities – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(b)	104,999	104,999

Total Affiliated Investment Companies (Cost – $ 36,878,259*) – 100.1%		39,026,877
Liabilities in Excess of Other Assets – (0.1)%		(21,424)

Net Assets – 100.0%		$39,005,453

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$36,885,848

Gross unrealized appreciation	$2,216,638
Gross unrealized depreciation	(75,609)

Net unrealized appreciation	$2,141,029

LIFEPATH 2025 MASTER PORTFOLIO	MARCH 31, 2013	139

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$11,459,746	$1,355,800	[1]	–	$12,815,546	$12,815,546	$54,526	$571,391
ACWI ex-US Index Master Portfolio	$3,575,376	$881,656	[1]	–	$4,453,701	$4,453,701	$25,036	$5,095
BlackRock Cash Funds: Institutional, SL Agency Shares	333,964	–		(228,965)[2]	$104,999	$104,999	$663	–
BlackRock Cash Funds: Prime, SL Agency Shares	74,872	–		(74,872)[2]	–	–	–	–
BlackRock Commodity Strategies Fund	106,996	39,476		–	146,472	$1,445,681	–	–
CoreAlpha Bond Master Portfolio	$11,181,905	$1,797,628	[1]	–	$12,974,972	$12,974,972	$100,240	$14,822
iShares Barclays TIPS Bond Fund	12,725	3,978		(206)	16,497	$2,000,261	–	$687
iShares Cohen & Steers Realty Majors Index Fund	8,050	2,072		(315)	9,807	$808,587	$5,501	$2,888
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	22,926	5,180		(744)	27,362	$934,412	$5,071	$915
iShares MSCI Canada Index Fund	6,086	–		(523)	5,563	$158,601	–	$(2,755)
iShares MSCI EAFE Index Fund	20,271	–		(609)	19,662	$1,159,665	–	$(1,990)
iShares MSCI EAFE Small Cap Index Fund	8,871	2,072		–	10,943	$481,054	–	–
iShares MSCI Emerging Markets Index Fund	10,613	–		–	10,613	$454,024	–	–
Master Small Cap Index Series	$1,135,224	$100,150	[1]	–	$1,235,374	$1,235,374	$3,366	$10,474

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Represents the current yield as of report date.

140	LIFEPATH 2025 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,547,284	$31,479,593	–	$39,026,877

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH 2025 MASTER PORTFOLIO	MARCH 31, 2013	141

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 68.8%
Active Stock Master Portfolio	$875,170,460	$875,170,460
ACWI ex-US Index Master Portfolio	$67,073,743	67,073,743
BlackRock Commodity Strategies Fund	9,014,870	88,976,769
iShares Cohen & Steers Realty Majors Index Fund(b)	759,466	62,617,972
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	2,215,907	75,673,224
iShares MSCI Canada Index Fund(b)	1,079,112	30,765,483
iShares MSCI EAFE Index Fund(b)	4,026,402	237,477,190
iShares MSCI EAFE Small Cap Index Fund(b)	840,235	36,936,731
iShares MSCI Emerging Markets Index Fund(b)	2,048,044	87,615,322
Master Small Cap Index Series	$67,140,913	67,140,913

		1,629,447,807

Fixed Income Funds – 30.9%
CoreAlpha Bond Master Portfolio	$639,863,315	639,863,315
iShares Barclays TIPS Bond Fund	770,618	93,437,433

		733,300,748

Short-Term Securities – 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)	226,468,909	226,468,909
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(c)(d)	37,947,806	37,947,806

		264,416,715

Total Affiliated Investment Companies (Cost – $ 2,392,865,014*) – 110.9%		2,627,165,270
Liabilities in Excess of Other Assets – (10.9)%		(257,964,668)

Net Assets – 100.0%		$2,369,200,602

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,420,834,412

Gross unrealized appreciation	$240,118,186
Gross unrealized depreciation	(33,787,328)

Net unrealized appreciation	$206,330,858

142	LIFEPATH 2030 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/(Loss)
Active Stock Master Portfolio	$841,283,578	$33,886,882	[1]	–	$875,170,460	$875,170,460	$3,881,544	$40,917,783
ACWI ex-US Index Master Portfolio	$48,830,798	$18,242,945	[1]	–	$67,073,743	$67,073,743	$325,914	$65,543
BlackRock Cash Funds: Institutional, SL Agency Shares	39,402,527	187,066,382	[1]	–	226,468,909	$226,468,909	$31,800	–
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,087	28,323,719	[1]	–	37,947,806	$37,947,806	$5,105	–
BlackRock Commodity Strategies Fund	7,981,436	1,033,434		–	9,014,870	$88,976,769	–	–
CoreAlpha Bond Master Portfolio	$593,095,629	$46,767,686	[1]	–	$639,863,315	$639,863,315	$5,147,502	$639,476
iShares Barclays TIPS Bond Fund	707,463	63,155		–	770,618	$93,437,433	–	–
iShares Cohen & Steers Realty Majors Index Fund	750,700	8,766		–	759,466	$62,617,972	$435,506	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,215,546	361		–	2,215,907	$75,673,224	$410,670	–
iShares MSCI Canada Index Fund	1,114,324	–		(35,212)	1,079,112	$30,765,483	–	$(143,156)
iShares MSCI EAFE Index Fund	4,026,402	–		–	4,026,402	$237,477,190	–	–
iShares MSCI EAFE Small Cap Index Fund	889,363	–		(49,128)	840,235	$36,936,731	–	$(95,491)
iShares MSCI Emerging Markets Index Fund	2,093,140	–		(45,096)	2,048,044	$87,615,322	–	$(165,476)
Master Small Cap Index Series	$64,557,533	$2,583,380	[1]	–	$67,140,913	$67,140,913	$182,958	$569,262

[1]	Represents net shares / beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

LIFEPATH 2030 MASTER PORTFOLIO	MARCH 31, 2013	143

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$977,916,839	$1,649,248,431	–	$2,627,165,270

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $ 260,193,788 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

144	LIFEPATH 2030 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 75.3%
Active Stock Master Portfolio	$12,291,027	$12,291,027
ACWI ex-US Index Master Portfolio	$4,749,740	4,749,740
BlackRock Commodity Strategies Fund	116,888	1,153,681
iShares Cohen & Steers Realty Majors Index Fund(b)	12,110	998,469
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	33,279	1,136,478
iShares MSCI Canada Index Fund	3,998	113,983
iShares MSCI EAFE Index Fund	14,306	843,768
iShares MSCI EAFE Small Cap Index Fund	10,957	481,670
iShares MSCI Emerging Markets Index Fund	7,555	323,203
Master Small Cap Index Series	$770,542	770,542

		22,862,561

Fixed Income Funds – 24.5%
CoreAlpha Bond Master Portfolio	$6,572,872	6,572,872
iShares Barclays TIPS Bond Fund	7,066	856,753

		7,429,625

Short-Term Securities – 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	886,832	886,832
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	136,601	136,601

		1,023,433

Total Affiliated Investment Companies (Cost – $ 29,442,663*) – 103.2%		31,315,619
Liabilities in Excess of Other Assets – (3.2)%		(960,012)

Net Assets – 100.0%		$30,355,607

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,455,636

Gross unrealized appreciation	$1,940,429
Gross unrealized depreciation	(80,446)

Net unrealized appreciation	$1,859,983

LIFEPATH 2035 MASTER PORTFOLIO	MARCH 31, 2013	145

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$10,655,052	$1,635,975	[1]	–	$12,291,027	$12,291,027	$52,166	$544,723
ACWI ex-US Index Master Portfolio	$3,668,078	$1,081,662	[1]	–	$4,749,740	$4,749,740	$26,571	$5,427
BlackRock Cash Funds: Institutional, SL Agency Shares	79,543	807,289	[1]	–	$886,832	$886,832	$49	–
BlackRock Cash Funds: Prime,SL Agency Shares	–	136,601	[1]	–	$136,601	$136,601	$289	–
BlackRock Commodity Strategies Fund	79,015	37,873		–	116,888	$1,153,682	–	–
CoreAlpha Bond Master Portfolio	$5,500,575	$1,072,297	[1]	–	$6,572,872	$6,572,872	$50,287	$8,513
iShares Barclays TIPS Bond Fund	5,167	2,105		(206)	7,066	$856,753	–	$850
iShares Cohen & Steers Realty Majors Index Fund	8,780	3,858		(528)	12,110	$998,469	$6,750	$4,624
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	26,170	8,377		(1,268)	33,279	$1,136,478	$5,991	$655
iShares MSCI Canada Index Fund	4,319	–		(321)	3,998	$113,983	–	$(1,865)
iShares MSCI EAFE Index Fund	14,984	–		(678)	14,306	$843,768	–	$(2,074)
iShares MSCI EAFE Small Cap Index Fund	7,903	3,054		–	10,957	$481,670	–	–
iShares MSCI Emerging Markets Index Fund	7,858	–		(303)	7,555	$323,203	–	$(1,688)
Master Small Cap Index Series	$660,486	$110,056	[1]	–	$770,542	$770,542	$2,100	$6,533

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represent the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

146	LIFEPATH 2035 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,931,439	$24,384,180	–	$31,315,619

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$27	–	–	$27
Liabilities:
Collateral on securities loaned at valued	–	$(936,615)	–	(936,615)

Total	$27	$(936,615)	–	$(936,588)

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH 2035 MASTER PORTFOLIO	MARCH 31, 2013	147

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 81.3%
Active Stock Master Portfolio	$796,593,100	$796,593,100
ACWI ex-US Index Master Portfolio	$58,507,500	58,507,500
BlackRock Commodity Strategies Fund	7,041,652	69,501,102
iShares Cohen & Steers Realty Majors Index Fund(b)	837,511	69,052,782
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	2,302,051	78,615,042
iShares MSCI Canada Index Fund	990,422	28,236,931
iShares MSCI EAFE Index Fund(b)	3,706,186	218,590,850
iShares MSCI EAFE Small Cap Index Fund	772,074	33,940,373
iShares MSCI Emerging Markets Index Fund(b)	1,890,032	80,855,569
Master Small Cap Index Series	$40,704,184	40,704,184

		1,474,597,433

Fixed Income Funds – 18.4%
CoreAlpha Bond Master Portfolio	$304,387,838	304,387,838
iShares Barclays TIPS Bond Fund(b)	251,446	30,487,828

		334,875,666

Short-Term Securities – 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	125,980,400	125,980,400
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	21,018,308	21,018,308

		146,998,708

Total Affiliated Investment Companies (Cost – $ 1,761,702,727*) – 107.8%		1,956,471,807
Liabilities in Excess of Other Assets – (7.8)%		(142,411,864)

Net Assets – 100.0%		$1,814,059,943

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,791,086,816

Gross unrealized appreciation	$199,128,989
Gross unrealized depreciation	(33,743,998)

Net unrealized appreciation	$165,384,991

148	LIFEPATH 2040 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$760,695,544	$35,897,556	[1]	–	$796,593,100	$796,593,100	$3,527,378	$37,145,704
ACWI ex-US Index Master Portfolio	$38,541,025	$19,966,475	[1]	–	$58,507,500	$58,507,500	267,568	$53,628
BlackRock Cash Funds: Institutional, SL Agency Shares	26,972,214	99,008,186	[1]	–	125,980,400	$125,980,400	$41,658	–
BlackRock Cash Funds: Prime, SL Agency Shares	6,555,513	14,462,795	[1]	–	21,018,308	$21,018,308	$6,855	–
BlackRock Commodity Strategies Fund	6,060,504	981,148		–	7,041,652	$69,501,102	–	–
CoreAlpha Bond Master Portfolio	$272,301,743	$32,086,095	[1]	–	$304,387,838	$304,387,838	$2,394,344	$327,762
iShares Barclays TIPS Bond Fund	238,933	12,513		–	251,446	$30,487,828	–	–
iShares Cohen & Steers Realty Majors Index Fund	807,851	67,232		(37,572)	837,511	$69,052,782	$446,523	$211,197
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,340,965	24,921		(63,835)	2,302,051	$78,615,042	$422,774	$(243,962)
iShares MSCI Canada Index Fund	1,023,835	–		(33,413)	990,422	$28,236,931	–	$(135,179)
iShares MSCI EAFE Index Fund	3,712,248	–		(6,062)	3,706,186	$218,590,850	–	$(13,538)
iShares MSCI EAFE Small Cap Index Fund	797,837	–		(25,763)	772,074	$33,940,373	–	$(50,148)
iShares MSCI Emerging Markets Index Fund	1,924,980			(34,948)	1,890,032	$80,855,569	–	$(162,624)
Master Small Cap Index Series	$39,498,574	$1,205,610	[1]	–	$40,704,184	$40,704,184	$110,918	$345,115

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

LIFEPATH 2040 MASTER PORTFOLIO	MARCH 31, 2013	149

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$756,279,185	$1,200,192,622	–	$1,956,471,807

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $144,114,605 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

150	LIFEPATH 2040 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 86.7%
Active Stock Master Portfolio	$7,151,906	$7,151,906
ACWI ex-US Index Master Portfolio	$2,884,341	2,884,341
BlackRock Commodity Strategies Fund	58,909	581,430
iShares Cohen & Steers Realty Majors Index Fund(b)	7,928	653,664
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	21,665	739,860
iShares MSCI Canada Index Fund	2,208	62,950
iShares MSCI EAFE Index Fund	6,831	402,892
iShares MSCI EAFE Small Cap Index Fund	6,143	270,046
iShares MSCI Emerging Markets Index Fund	3,786	161,965
Master Small Cap Index Series	$304,884	304,884

		13,213,938

Fixed Income Funds – 13.0%
CoreAlpha Bond Master Portfolio	$1,972,390	1,972,390

Short-Term Securities – 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	341,002	341,002
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	45,194	45,194

		386,196

Total Affiliated Investment Companies (Cost – $ 14,524,328*) – 102.2%		15,572,524
Liabilities in Excess of Other Assets – (2.2)%		(330,096)

Net Assets – 100.0%		$15,242,428

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,530,462

Gross unrealized appreciation	$1,079,607
Gross unrealized depreciation	(37,545)

Net unrealized appreciation	$1,042,062

LIFEPATH 2045 MASTER PORTFOLIO	MARCH 31, 2013	151

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$5,836,507	$1,315,399	[1]	–	$7,151,906	$7,151,906	$29,736	$310,420
ACWI ex-US Index Master Portfolio	$2,144,403	$742,095	[1]	–	$2,884,341	$2,884,341	$16,060	$3,269
BlackRock Cash Funds: Institutional, SL Agency Shares	46,211	294,791	[1]	–	341,002	$341,002	$210	–
BlackRock Cash Funds: Prime, SL Agency Shares	6,820	38,374	[1]	–	45,194	$45,194	$32	–
BlackRock Commodity Strategies Fund	38,377	20,532		–	58,909	$581,430	–	–
CoreAlpha Bond Master Portfolio	$1,516,825	$456,258	[1]	–	$1,972,390	$1,972,390	$14,481	$2,860
iShares Cohen & Steers Realty Majors Index Fund	5,575	2,353		–	7,928	$653,664	$4,194	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	16,215	5,450		–	21,665	$739,860	$3,850	–
iShares MSCI Canada Index Fund	2,208	–		–	2,208	$62,950	–	–
iShares MSCI EAFE Index Fund	6,929	–		(98)	6,831	$402,892	–	$(177)
iShares MSCI EAFE Small Cap Index Fund	4,341	1,802		–	6,143	$270,046	–	–
iShares MSCI Emerging Markets Index Fund	3,786	–		–	3,786	$161,965	–	–
Master Small Cap Index Series	$280,483	$24,401	[1]	–	$304,884	$304,884	$831	$2,585

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

152	LIFEPATH 2045 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,259,003	$12,313,521	–	$15,572,524

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $309,875 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH 2045 MASTER PORTFOLIO	MARCH 31, 2013	153

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 91.8%
Active Stock Master Portfolio	$153,608,291	$153,608,291
ACWI ex-US Index Master Portfolio	$33,924,491	33,924,491
BlackRock Commodity Strategies Fund	1,223,102	12,072,013
iShares Cohen & Steers Realty Majors Index Fund(b)	176,822	14,578,974
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	486,625	16,618,244
iShares MSCI Canada Index Fund	128,353	3,659,344
iShares MSCI EAFE Index Fund(b)	466,584	27,519,124
iShares MSCI EAFE Small Cap Index Fund	139,708	6,141,564
iShares MSCI Emerging Markets Index Fund	243,025	10,396,610
Master Small Cap Index Series	$5,444,447	5,444,447

		283,963,102

Fixed Income Funds – 7.8%
CoreAlpha Bond Master Portfolio	$24,255,937	24,255,937

		24,255,937

Short-Term Securities – 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	10,542,890	10,542,890
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	1,699,889	1,699,889

		12,242,779

Total Affiliated Investment Companies (Cost – $ 290,744,676*) – 103.5%		320,461,818
Liabilities in Excess of Other Assets – (3.5)%		(10,941,097)

Net Assets – 100.0%		$309,520,721

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$292,080,220

Gross unrealized appreciation	$30,297,124
Gross unrealized depreciation	(1,915,526)

Net unrealized appreciation	$28,381,598

154	LIFEPATH 2050 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$136,546,567	$17,061,724	[1]	–	$153,608,291	$153,608,291	$659,235	$6,907,773
ACWI ex-US Index Master Portfolio	$23,074,195	$10,850,296	[1]	–	$33,924,491	$33,924,491	$179,850	$36,123
BlackRock Cash Funds: Institutional, SL Agency Shares	3,548,844	6,994,046	[1]	–	10,542,890	$10,542,890	$4,517	–
BlackRock Cash Funds: Prime, SL Agency Shares	907,096	792,793	[1]	–	1,699,889	$1,699,889	$716	–
BlackRock Commodity Strategies Fund	969,991	253,111		–	1,223,102	$12,072,013		–
CoreAlpha Bond Master Portfolio	$18,868,890	$5,387,047	[1]	–	$24,255,937	$24,255,937	$173,910	$30,757
iShares Cohen & Steers Realty Majors Index Fund	154,447	22,375		–	176,822	$14,578,974	$96,052	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	444,626	41,999		–	486,625	$16,618,244	$87,703	–
iShares MSCI Canada Index Fund	130,967	–		(2,614)	128,353	$3,659,344	–	$(9,185)
iShares MSCI EAFE Index Fund	471,857	–		(5,273)	466,584	$27,519,124	–	$(11,419)
iShares MSCI EAFE Small Cap Index Fund	134,998	4,710		–	139,708	$6,141,564	–	–
iShares MSCI Emerging Markets Index Fund	245,849	–		(2,824)	243,025	$10,396,610	–	$(6,040)
Master Small Cap Index Series	$4,938,307	$506,140	[1]	–	$5,444,447	$5,444,447	$14,836	$46,161

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

LIFEPATH 2050 MASTER PORTFOLIO	MARCH 31, 2013	155

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$103,228,652	$217,233,166	–	$320,461,818

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $11,655,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

156	LIFEPATH 2050 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 96.9%
Active Stock Master Portfolio	$2,694,573	$2,694,573
ACWI ex-US Index Master Portfolio	$1,277,245	1,277,245
BlackRock Commodity Strategies Fund	19,697	194,408
iShares Cohen & Steers Realty Majors Index Fund(b)	3,356	276,702
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9,147	312,370
iShares MSCI Canada Index Fund	211	6,016
iShares MSCI EAFE Index Fund	552	32,557
iShares MSCI EAFE Small Cap Index Fund	2,642	116,142
iShares MSCI Emerging Markets Index Fund	314	13,433
Master Small Cap Index Series	$92,491	92,491

		5,015,937

Fixed Income Funds – 2.7%
CoreAlpha Bond Master Portfolio	$137,931	137,931

Short-Term Securities – 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	232,001	232,001
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	28,093	28,093

		260,094

Total Affiliated Investment Companies (Cost – $ 5,062,124*) – 104.6%		5,413,962
Liabilities in Excess of Other Assets – (4.6)%		(240,604)

Net Assets – 100.0%		$5,173,358

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,062,395

Gross unrealized appreciation	$360,590
Gross unrealized depreciation	(9,023)

Net unrealized appreciation	$351,567

LIFEPATH 2055 MASTER PORTFOLIO	MARCH 31, 2013	157

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/(Loss)
Active Stock Master Portfolio	$2,007,359	$687,214	[1]	–	$2,694,573	$2,694,573	$10,597	$111,191
ACWI ex-US Index Master Portfolio	$905,861	$371,384	[1]	–	$1,277,245	$1,277,245	$6,792	$1,395
BlackRock Cash Funds: Institutional, SL Agency Shares	5,841	226,160	[1]	–	232,001	$232,001	$147	–
BlackRock Cash Funds: Prime, SL Agency Shares	–	28,093	[1]	–	28,093	$28,093	$22	–
BlackRock Commodity Strategies Fund	11,669	8,028		–	19,697	$194,408	–	–
CoreAlpha Bond Master Portfolio	$72,942	$64,989	[1]	–	$137,931	$137,931	$778	$113
iShares Cohen & Steers Realty Majors Index Fund	1,929	1,928		(501)	3,356	$276,702	$1,661	$2,622
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5,735	4,635		(1,223)	9,147	$312,370	$1,571	7,994
iShares MSCI Canada Index Fund	211	–		–	211	$6,016	–	–
iShares MSCI EAFE Index Fund	552	–		–	552	$32,557	–	–
iShares MSCI EAFE Small Cap Index Fund	1,544	1,098		–	2,642	$116,142	–	–
iShares MSCI Emerging Markets Index Fund	314	–		–	314	$13,433	–	–
Master Small Cap Index Series	$73,941	$18,550	[1]	–	$92,491	$92,491	$252	$784

[1]	Represents net shares / beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

158	LIFEPATH 2055 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,211,722	$4,202,240	–	$5,413,962

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $192,625 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH 2055 MASTER PORTFOLIO	MARCH 31, 2013	159

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 38.1%
ACWI ex-US Index Master Portfolio	$29,830,598	$29,830,598
iShares Cohen & Steers Realty Majors Index Fund	7,283	600,483
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	20,321	693,962
iShares MSCI EAFE Small Cap Index Fund	60,356	2,653,250
Master Small Cap Index Series	$11,802,014	11,802,014
Russell 1000 Index Master Portfolio	$57,909,018	57,909,018

		103,489,325

Fixed Income Funds – 61.6%
Bond Index Master Portfolio	$142,945,028	142,945,028
iShares Barclays TIPS Bond Fund	199,551	24,195,559

		167,140,587

Short-Term Securities – 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	389,242	389,242
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	8,144	8,144

		397,386

Total Affiliated Investment Companies (Cost – $ 254,242,258*) – 99.8%		271,027,298
Other Assets Less Liabilities – 0.2%		454,624

Net Assets – 100.0%		$271,481,922

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$254,250,619

Gross unrealized appreciation	$16,785,040
Gross unrealized depreciation	(8,361)

Net unrealized appreciation	$16,776,679

160	LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$22,294,444	$7,536,154	[1]	–	$29,830,598	$29,830,598	$164,722	$33,867
BlackRock Cash Funds: Institutional, SL Agency Shares	1,669,412	–		(1,280,170)[2]	389,242	$389,242	$1,506	–
BlackRock Cash Funds: Prime, SL Agency Shares	238,171	–		(230,027)[2]	8,144	$8,144	$24	–
Bond Index Master Portfolio	$105,813,216	$37,131,812	[1]	–	$142,945,028	$142,945,028	$558,467	$(66,045)
iShares Barclays TIPS Bond Fund	148,963	55,974		(5,386)	199,551	$24,195,559	–	$15,354
iShares Cohen & Steers Realty Majors Index Fund	4,489	2,856		(62)	7,283	$600,483	$3,506	$6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	13,560	6,911		(150)	20,321	$693,962	$3,214	$(56)
iShares MSCI EAFE Small Cap Index Fund	47,290	13,185		(119)	60,356	$2,653,250	–	$723
Master Small Cap Index Series	$8,712,697	$3,089,317	[1]	–	$11,802,014	$11,802,014	$32,160	$100,065
Russell 1000 Index Master Portfolio	$44,045,813	$13,863,205	[1]	–	$57,909,018	$57,909,018	$259,009	$182,783

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013	161

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,540,640	$242,486,658	–	$271,027,298

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $55,840 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

162	LIFEPATH INDEX RETIREMENT MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds – 53.0%
ACWI ex-US Index Master Portfolio	$70,327,628	$70,327,628
iShares Cohen & Steers Realty Majors Index Fund	90,573	7,467,743
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	243,544	8,317,028
iShares MSCI EAFE Small Cap Index Fund	149,398	6,567,536
Master Small Cap Index Series	$17,614,370	17,614,370
Russell 1000 Index Master Portfolio	$143,363,384	143,363,384

		253,657,689

Fixed Income Funds – 46.8%
Bond Index Master Portfolio	$193,349,430	193,349,430
iShares Barclays TIPS Bond Fund	255,133	30,934,877

		224,284,307

Short-Term Securities – 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	4,917,923	4,917,923
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	682,989	682,989

		5,600,912

Total Affiliated Investment Companies (Cost – $ 451,931,524*) – 101.0%		483,542,908
Liabilities in Excess of Other Assets – (1.0)%		(4,718,001)

Net Assets – 100.0%		$478,824,907

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$451,935,424

Gross unrealized appreciation	$31,607,484
Gross unrealized depreciation	–

Net unrealized appreciation	$31,607,484

LIFEPATH INDEX 2020 MASTER PORTFOLIO	MARCH 31, 2013	163

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Notes to Schedule of Investments

[1]	Represents net shares/beneficial interest purchased.

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$42,893,092	$27,434,536	[1]	–	$70,327,628	$70,327,628	$369,931	$76,030
BlackRock Cash Funds: Institutional, SL Agency Shares	2,276,225	2,641,698	[1]	–	4,917,923	$4,917,923	$4,066	–
BlackRock Cash Funds: Prime, SL Agency Shares	262,580	420,409	[1]	–	682,989	$682,989	$461	–
Bond Index Master Portfolio	$113,315,788	$80,033,642	[1]	–	$193,349,430	$193,349,430	$668,831	$(71,699)
iShares Barclays TIPS Bond Fund	145,848	109,285		–	255,133	$30,934,877	$–	–
iShares Cohen & Steers Realty Majors Index Fund	53,789	38,036		(1,252)	90,573	$7,467,743	$48,020	$(2,104)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	161,704	81,840		–	243,544	$8,317,028	$45,136	–
iShares MSCI EAFE Small Cap Index Fund	95,698	53,700		–	149,398	$6,567,536	$–	–
Master Small Cap Index Series	$10,236,679	$7,377,691	[1]	–	$17,614,370	$17,614,370	$47,999	$149,346
Russell 1000 Index Master Portfolio	$88,699,522	$54,663,862	[1]	–	$143,363,384	$143,363,384	$586,287	$400,046

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

164	LIFEPATH INDEX 2020 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$58,888,096	$424,654,812	–	$483,542,908

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $4,683,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH INDEX 2020 MASTER PORTFOLIO	MARCH 31, 2013	165

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 61.4%
ACWI ex-US Index Master Portfolio	$29,126,471	$29,126,471
iShares Cohen & Steers Realty Majors Index Fund(b)	48,455	3,995,115
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	130,425	4,454,014
iShares MSCI EAFE Small Cap Index Fund	60,812	2,673,295
Master Small Cap Index Series	$5,733,144	5,733,144
Russell 1000 Index Master Portfolio	$59,996,452	59,996,452

		105,978,491

Fixed Income Funds – 38.3%
Bond Index Master Portfolio	$57,399,131	57,399,131
iShares Barclays TIPS Bond Fund(b)	72,489	8,789,291

		66,188,422

Short-Term Securities – 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)	4,961,444	4,961,444
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(c)(d)	799,154	799,154

		5,760,598

Total Affiliated Investment Companies (Cost – $ 163,100,085*) – 103.0%		177,927,511
Liabilities in Excess of Other Assets – (3.0)%		(5,244,687)

Net Assets – 100.0%		$172,682,824

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,101,853

Gross unrealized appreciation	$14,825,658
Gross unrealized depreciation	–

Net unrealized appreciation	$14,825,658

166	LIFEPATH INDEX 2025 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$20,765,746	$8,360,725	[1]	–	$29,126,471	$29,126,471	$158,803	$31,990
BlackRock Cash Funds: Institutional, SL Agency Shares	1,510,674	3,450,770	[1]	–	4,961,444	$4,961,444	$1,904	–
BlackRock Cash Funds: Prime, SL Agency Shares	267,696	531,458	[1]	–	799,154	$799,154	$281	–
Bond Index Master Portfolio	$39,762,329	$17,636,802	[1]		$57,399,131	$57,399,131	$215,182	$(25,395)
iShares Barclays TIPS Bond Fund	50,099	22,390		–	72,489	$8,789,291	–	–
iShares Cohen & Steers Realty Majors Index Fund	33,031	15,424		–	48,455	$3,995,115	$26,389	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	99,285	31,140		–	130,425	$4,454,014	$23,620	–
iShares MSCI EAFE Small Cap Index Fund	45,918	14,894		–	60,812	$2,673,295	–	–
Master Small Cap Index Series	$3,915,122	$1,818,022	[1]	–	$5,733,144	$5,733,144	$15,623	$48,609
Russell 1000 Index Master Portfolio	$43,964,878	$16,031,574	[1]	–	$59,996,452	$59,996,452	$266,892	$184,102

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

LIFEPATH INDEX 2025 MASTER PORTFOLIO	MARCH 31, 2013	167

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$25,672,313	$152,255,198	–	$177,927,511

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $5,479,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

168	LIFEPATH INDEX 2025 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 68.9%
ACWI ex-US Index Master Portfolio	$73,881,336	$73,881,336
iShares Cohen & Steers Realty Majors Index Fund(b)	141,689	11,682,258
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	389,312	13,295,005
iShares MSCI EAFE Small Cap Index Fund	155,829	6,850,243
Master Small Cap Index Series	$11,836,963	11,836,963
Russell 1000 Index Master Portfolio	$154,962,851	154,962,851

		272,508,656

Fixed Income Funds – 30.9%
Bond Index Master Portfolio	$106,708,733	106,708,733
iShares Barclays TIPS Bond Fund	127,164	15,418,635

		122,127,368

Short-Term Securities – 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	2,943,974	2,943,974
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	390,863	390,863

		3,334,837

Total Affiliated Investment Companies (Cost – $ 368,778,515*) – 100.6%		397,970,861
Liabilities in Excess of Other Assets – (0.6)%		(2,556,185)

Net Assets – 100.0%		$395,414,676

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$368,795,956

Gross unrealized appreciation	$29,174,905
Gross unrealized depreciation	–

Net unrealized appreciation	$29,174,905

LIFEPATH INDEX 2030 MASTER PORTFOLIO	MARCH 31, 2013	169

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$38,837,788	$35,043,548	[1]	–	$73,881,336	$73,881,336	$370,694	$75,915
BlackRock Cash Funds: Institutional, SL Agency Shares	2,647,522	296,452	[1]	–	2,943,974	$2,943,974	$3,131	–
BlackRock Cash Funds: Prime, SL Agency Shares	545,622	–		(154,759)[2]	390,863	$390,863	$427	–
Bond Index Master Portfolio	$54,069,158	$52,639,575	[1]	–	$106,708,733	$106,708,733	$344,371	$(34,456)
iShares Barclays TIPS Bond Fund	63,925	63,239		–	127,164	$15,418,635	–	–
iShares Cohen & Steers Realty Majors Index Fund	72,621	69,068		–	141,689	$11,682,258	$76,134	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	212,626	176,686		–	389,312	$13,295,005	$69,944	–
iShares MSCI EAFE Small Cap Index Fund	84,848	70,981		–	155,829	$6,850,243	–	–
Master Small Cap Index Series	$6,096,821	$5,740,142	[1]	–	$11,836,963	$11,836,963	$32,255	$100,361
Russell 1000 Index Master Portfolio	$82,627,626	$72,336,225	[1]	–	$154,962,851	$154,962,851	$594,457	$395,256

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

170	LIFEPATH INDEX 2030 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$50,580,978	$347,389,883	–	$397,970,861

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $2,680,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH INDEX 2030 MASTER PORTFOLIO	MARCH 31, 2013	171

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 75.6%
ACWI ex-US Index Master Portfolio	$26,398,196	$26,398,196
iShares Cohen & Steers Realty Majors Index Fund(b)	55,769	4,598,154
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	155,066	5,295,504
iShares MSCI EAFE Small Cap Index Fund	55,757	2,451,078
Master Small Cap Index Series	$3,467,149	3,467,149
Russell 1000 Index Master Portfolio	$55,883,782	55,883,782

		98,093,863

Fixed Income Funds – 24.2%
Bond Index Master Portfolio	$27,873,903	27,873,903
iShares Barclays TIPS Bond Fund	29,602	3,589,242

		31,463,145

Short-Term Securities – 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	1,314,965	1,314,965
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	183,217	183,217

		1,498,182

Total Affiliated Investment Companies (Cost – $ 118,886,176*) – 101.0%		131,055,190
Liabilities in Excess of Other Assets – (1.0)%		(1,261,624)

Net Assets – 100.0%		$129,793,566

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$118,899,598

Gross unrealized appreciation	$12,155,592
Gross unrealized depreciation	–

Net unrealized appreciation	$12,155,592

172	LIFEPATH INDEX 2035 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,824,732	$9,573,464	[1]	–	$26,398,196	$26,398,196	$143,605	$28,854
BlackRock Cash Funds: Institutional, SL Agency Shares	1,154,498	160,467	[1]	–	1,314,965	1,314,965	$1,143	–
BlackRock Cash Funds: Prime, SL Agency Shares	255,760	–		(72,543)[2]	183,217	183,217	$160	–
Bond Index Master Portfolio	$17,070,724	$10,803,179	[1]	–	$27,873,903	$27,873,903	$101,371	$(11,645)
iShares Barclays TIPS Bond Fund	17,877	11,725		–	29,602	3,589,242	–	–
iShares Cohen & Steers Realty Majors Index Fund	34,614	21,278		(123)	55,769	4,598,154	$29,966	$(135)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	101,338	54,030		(302)	155,066	5,295,504	$27,635	$(98)
iShares MSCI EAFE Small Cap Index Fund	36,174	19,583		–	55,757	2,451,078	–	–
Master Small Cap Index Series	$2,152,436	$1,314,713	[1]	–	$3,467,149	$3,467,149	$9,448	$29,397
Russell 1000 Index Master Portfolio	$35,937,620	$19,946,162	[1]	–	$55,883,782	$55,883,782	$244,835	$165,715

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

LIFEPATH INDEX 2035 MASTER PORTFOLIO	MARCH 31, 2013	173

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,432,160	$113,623,030	–	$131,055,190

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $1,256,250 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

174	LIFEPATH INDEX 2035 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 81.6%
ACWI ex-US Index Master Portfolio	$50,290,829	$50,290,829
iShares Cohen & Steers Realty Majors Index Fund(b)	114,575	9,446,709
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	311,546	10,639,296
iShares MSCI EAFE Small Cap Index Fund	107,746	4,736,514
Master Small Cap Index Series	$5,599,809	5,599,809
Russell 1000 Index Master Portfolio	$106,878,080	106,878,080

		187,591,237

Fixed Income Funds – 18.2%
Bond Index Master Portfolio	$38,020,117	38,020,117
iShares Barclays TIPS Bond Fund	31,043	3,763,964

		41,784,081

Short-Term Securities – 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	2,170,533	2,170,533
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	301,697	301,697

		2,472,230

Total Affiliated Investment Companies (Cost – $ 214,199,435*) – 100.9%		231,847,548
Liabilities in Excess of Other Assets – (0.9)%		(2,022,080)
Net Assets – 100.0%		$229,825,468

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$214,222,940

Gross unrealized appreciation	$17,624,608
Gross unrealized depreciation	–

Net unrealized appreciation	$17,624,608

LIFEPATH INDEX 2040 MASTER PORTFOLIO	MARCH 31, 2013	175

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$23,746,745	$26,544,084	[1]	–	$50,290,829	$50,290,829	$245,219	$50,226
BlackRock Cash Funds: Institutional, SL Agency Shares	1,549,972	620,561	[1]		2,170,533	$2,170,533	$1,234	–
BlackRock Cash Funds: Prime, SL Agency Shares	352,933	–		(51,236)[2]	301,697	$301,697	$211	–
Bond Index Master Portfolio	$17,074,832	$20,945,285	[1]	–	$38,020,117	$38,020,117	$116,653	$(10,936)
iiShares Barclays TIPS Bond Fund	13,522	17,521		–	31,043	$3,763,964	–	–
iShares Cohen & Steers Realty Majors Index Fund	51,870	63,922		(1,217)	114,575	$9,446,709	$59,938	$976
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	153,492	160,849		(2,795)	311,546	$10,639,296	$56,084	$(690)
iShares MSCI EAFE Small Cap Index Fund	50,893	56,853		–	107,746	$4,736,514	–	–
Master Small Cap Index Series	$2,607,129	$2,992,680	[1]	–	$5,599,809	$5,599,809	$15,259	$47,479
Russell 1000 Index Master Portfolio	$51,135,950	$55,742,130	[1]	–	$106,878,080	$106,878,080	$394,740	$259,408

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

176	LIFEPATH INDEX 2040 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$31,058,713	$200,788,835	–	$231,847,548

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $2,068,625 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH INDEX 2040 MASTER PORTFOLIO	MARCH 31, 2013	177

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 87.3%
ACWI ex-US Index Master Portfolio	$13,588,268	$13,588,268
iShares Cohen & Steers Realty Majors Index Fund	32,348	2,667,093
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	89,204	3,046,316
iShares MSCI EAFE Small Cap Index Fund	29,422	1,293,391
Master Small Cap Index Series	$1,269,526	1,269,526
Russell 1000 Index Master Portfolio	$29,059,711	29,059,711

		50,924,305

Fixed Income Funds – 12.6%
Bond Index Master Portfolio	$7,331,658	7,331,658

Short-Term Securities – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(b)	126,427	126,427

Total Affiliated Investment Companies (Cost – $ 53,017,354*) – 100.1%		58,382,390
Liabilities in Excess of Other Assets – (0.1)%		(33,185)

Net Assets – 100.0%		$58,349,205

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$53,028,482

Gross unrealized appreciation	$5,353,908
Gross unrealized depreciation	–

Net unrealized appreciation	$5,353,908

178	LIFEPATH INDEX 2045 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath Index 2045 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$7,793,079	$5,795,189	[1]		$13,588,268	$13,588,268	$72,553	$14,409
BlackRock Cash Funds: Institutional, SL Agency Shares	998,543			(872,116)[2]	126,427	$126,427	$1,055	–
BlackRock Cash Funds: Prime, SL Agency Shares	255,760	–		(255,760)[2]	–	–	–	–
Bond Index Master Portfolio	$3,838,900	$3,492,758	[1]	–	$7,331,658	$7,331,658	$24,835	$2,713
iShares Cohen & Steers Realty Majors Index Fund	18,719	13,752		(123)	32,348	$2,667,093	$17,500	$(127)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	53,482	36,024		(302)	89,204	$3,046,316	$15,980	$(181)
iShares MSCI EAFE Small Cap Index Fund	16,457	12,965		–	29,422	$1,293,391	–	–
Master Small Cap Index Series	$715,705	$553,821	[1]		$1,269,526	$1,269,526	$3,459	$10,764
Russell 1000 Index Master Portfolio	$16,907,725	$12,151,986	[1]	–	$29,059,711	$29,059,711	$123,324	$81,767

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Represents the current yield as of report date.

LIFEPATH INDEX 2045 MASTER PORTFOLIO	MARCH 31, 2013	179

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,133,227	$51,249,163	–	$58,382,390

There were no transfers between levels during the period ended March 31, 2013.

180	LIFEPATH INDEX 2045 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 92.6%
ACWI ex-US Index Master Portfolio	$13,619,020	$13,619,020
iShares Cohen & Steers Realty Majors Index Fund(b)	33,851	2,791,015
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	93,018	3,176,565
iShares MSCI EAFE Small Cap Index Fund	28,228	1,240,903
Master Small Cap Index Series	$1,096,423	1,096,423
Russell 1000 Index Master Portfolio	$29,081,561	29,081,561

		51,005,487

Fixed Income Funds – 7.3%
Bond Index Master Portfolio	$4,010,079	4,010,079

Short-Term Securities – 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)	968,165	968,165
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)	142,909	142,909

		1,111,074

Total Affiliated Investment Companies (Cost – $ 51,704,074*) – 101.9%		56,126,640
Liabilities in Excess of Other Assets – (1.9)%		(1,039,630)

Net Assets – 100.0%		$55,087,010

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,712,969

Gross unrealized appreciation	$4,422,566
Gross unrealized depreciation	(8,895)

Net unrealized appreciation	$4,413,671

LIFEPATH INDEX 2050 MASTER PORTFOLIO	MARCH 31, 2013	181

Schedule of Investments (continued)	LifePath Index 2050 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held At December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$6,419,258	7,199,762	[1]	–	$13,619,020	$13,619,020	$66,434	$13,345
BlackRock Cash Funds: Institutional, SL Agency Shares	779,019	189,146	[1]	–	968,165	$968,165	$1,243	–
BlackRock Cash Funds: Prime, SL Agency Shares	199,493	–		(56,584)[2]	142,909	$142,909	$170	–
Bond Index Master Portfolio	$1,679,463	2,330,616	[1]	–	$4,010,079	$4,010,079	$11,385	$(1,085)
iShares Cohen & Steers Realty Majors Index Fund	15,578	18,273		–	33,851	$2,791,015	$17,935	–
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	46,871	46,147		–	93,018	$3,176,565	$34,347	–
iShares MSCI EAFE Small Cap Index Fund	13,638	14,590		–	28,228	$1,240,903	–	–
Master Small Cap Index Series	$519,112	$577,311	[1]	–	$1,096,423	$1,096,423	$2,988	$9,296
Russell 1000 Index Master Portfolio	$14,070,835	$15,010,726	[1]	–	$29,081,561	$29,081,561	$107,575	$68,613

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

182	LIFEPATH INDEX 2050 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investment:
Affiliated Investment Companies	$8,319,557	$47,807,083	–	$56,126,640

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $979,875 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

LIFEPATH INDEX 2050 MASTER PORTFOLIO	MARCH 31, 2013	183

Schedule of Investments March 31, 2013 (Unaudited)	LifePath Index 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value
Equity Funds – 97.7%
ACWI ex-US Index Master Portfolio	$2,875,268	$2,875,268
iShares Cohen & Steers Realty Majors Index Fund(b)	7,636	629,588
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(b)	21,058	719,131
iShares MSCI EAFE Small Cap Index Fund	5,957	261,870
Master Small Cap Index Series	$219,372	219,372
Russell 1000 Index Master Portfolio	$6,112,001	6,112,001

		10,817,230

Fixed Income Funds – 2.2%
Bond Index Master Portfolio	$238,742	238,742

Short-Term Securities – 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.17%(c)(d)	392,717	392,717
BlackRock Cash Funds: Prime, SL Agency Shares,
0.19% (c)(d)	62,396	62,396

		455,113

Total Affiliated Investment Companies (Cost – $ 10,733,092*) – 104.0%		11,511,085
Liabilities in Excess of Other Assets – (4.0)%		(443,578)

Net Assets – 100.0%		$11,067,507

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,736,892

Gross unrealized appreciation	$777,993
Gross unrealized depreciation	(3,800)

Net unrealized appreciation	$774,193

184	LIFEPATH INDEX 2055 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$1,274,171	$1,601,097	[1]	–	$2,875,268	$2,875,268	$14,755	$2,889
BlackRock Cash Funds: Institutional, SL Agency Shares	65,649	327,068	[1]	–	392,717	$392,717	$416	–
BlackRock Cash Funds: Prime, SL Agency Shares	15,346	47,050	[1]	–	62,396	$62,396	$51	–
Bond Index Master Portfolio	$62,439	$176,303	[1]	–	$238,742	$238,742	$506	$(51)
iShares Cohen & Steers Realty Majors Index Fund	3,345	4,380		(89)	7,636	$629,588	$4,024	$(97)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9,792	11,266		–	21,058	$719,130	$3,682	–
iShares MSCI EAFE Small Cap Index Fund	2,800	3,157		–	5,957	$261,870	–	–
Master Small Cap Index Series	$98,795	$120,577	[1]	–	$219,372	$219,372	$598	$1,860
Russell 1000 Index Master Portfolio	$2,784,118	$3,327,883	[1]	–	$6,112,001	$6,112,001	$24,421	$15,731

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

LIFEPATH INDEX 2055 MASTER PORTFOLIO	MARCH 31, 2013	185

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,065,702	$9,445,383	–	$11,511,085

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $427,825 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

186	LIFEPATH INDEX 2055 MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $3,000,057, collateralized by US Treasury obligations, 0.25%, due 9/15/15, par and fair value of $3,064,100 and $3,060,062, respectively)	$3,000	$3,000,000
BNP Paribas Securities Corp., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,377,040, collateralized by US Treasury obligations, 0.00% – 2.63%, due 1/09/14 – 11/15/17, par and fair value of $2,120,042 and $2,424, 570, respectively)	2,377	2,377,000
Credit Suisse Securities (USA) LLC, 0.18%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,000,040, collateralized by US Treasury obligations, 0.50%, due 11/15/13, par and fair value of $2,035,000 and $2,043,276, respectively)	2,000	2,000,000
Deutsche Bank Securities, Inc., 0.25%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,000,056, collateralized by US government sponsored obligations, 0.00%, due 5/01/40, par and fair value of $5,046,937 and $2,220,000, respectively)	2,000	2,000,000
Goldman Sachs and Co., Inc., 0.20%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,000,044, collateralized by US government sponsored obligations, 3.66% – 5.00%, due 12/01/40 – 4/01/42, par and fair value of $2,418,387 and $2,060,001, respectively)	2,000	2,000,000
HSBC Securities (USA), Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,000,038, collateralized by US Treasury obligations, 0.88%, due 11/30/16, par and fair value of $2,010,000 and $2,044,123, respectively)	2,000	2,000,000
Morgan Stanley & Co. LLC, 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $2,000,038, collateralized by US Treasury obligations, 2.38%, due 3/31/16, par and fair value of $1,903,600 and $2,040,049, respectively)	2,000	2,000,000
Total Investments (Cost – $15,377,000*) – 100.0%		15,377,000
Liabilities in Excess of Other Assets – (0.0)%		(5,600)

Net Assets – 100.0%		$15,371,400

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	187

Schedule of Investments (concluded)	Government Money Market Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$15,377,000	–	$15,377,000

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $171 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

188	GOVERNMENT MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 1.2%
National Australia Bank Ltd., London,
0.30%, 10/21/13	$425,000	$425,000,000
Sumitomo Trust & Banking Co. Ltd., London,
0.30%, 5/16/13(a)	30,000	29,988,949

		454,988,949

Yankee(b) – 35.6%
Bank of Montreal, Chicago,
0.33%, 11/15/13	310,000	309,988,381
Bank of Nova Scotia, Houston:
0.33%, 10/16/13(c)	250,000	249,989,698
0.27%, 12/11/13	325,000	325,000,000
Bank of Tokyo - Mitsubishi UFJ Ltd., New York:
0.34%, 4/25/13	350,000	350,000,000
0.34%, 5/03/13	225,000	225,000,000
BNP Paribas, New York:
0.37%, 7/02/13	425,000	425,000,000
0.42%, 9/05/13	349,750	349,750,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/03/13(c)	553,015	553,015,000
0.31%, 2/04/14	250,000	250,000,000
0.31%, 3/03/14	300,000	300,000,000
Credit Industriel et Commercial, New York,
0.35%, 7/08/13	280,000	280,000,000
Credit Suisse, New York,
0.28%, 9/13/13	400,000	400,000,000
Deutsche Bank AG, New York:
0.41%, 8/08/13	313,000	313,000,000
0.39%, 9/09/13	370,000	370,000,000
DNB Bank ASA,
0.15%, 4/01/13	550,000	550,000,000
DNB Bank ASA, New York,
0.28%, 7/19/13	139,000	139,000,000
National Australia Bank Ltd., New York,
0.28%, 8/13/13	340,000	340,000,000
National Bank of Canada, New York,
0.37%, 7/25/13	275,000	275,000,000
Natixis, New York,
0.49%, 4/01/13	550,000	550,000,000
Nordea Bank Finland Plc, New York,
0.28%, 7/17/13	114,405	114,403,319
Norinchukin Bank, New York,
0.17%, 4/03/13	600,000	600,000,000
Rabobank Nederland NV, New York:
0.41%, 1/08/14	329,000	329,000,000
0.33%, 3/12/14	124,500	124,500,000
0.33%, 3/14/14	510,000	510,000,000
Skandinaviska Enskilda Banken, New York:
0.31%, 4/01/13	300,000	300,000,000
0.30%, 4/04/13	170,000	170,000,000
0.29%, 7/01/13	425,000	425,000,000
Societe Generale, New York:
0.30%, 6/03/13	570,000	570,000,000
0.32%, 7/02/13	454,000	454,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 4/11/13	200,000	200,000,000
0.35%, 4/24/13	300,000	300,000,000
0.23%, 5/09/13	375,000	375,000,000
0.23%, 5/16/13	375,000	375,000,000
Svenska Handelsbanken, New York:
0.26%, 7/12/13	235,000	235,003,325
0.29%, 7/24/13	115,000	115,001,818
Toronto – Dominion Bank, New York:
0.30%, 7/22/13	400,000	400,000,000
0.30%, 10/22/13	560,000	560,000,000
0.25%, 12/20/13	400,000	400,000,000
Westpac Banking Corp., New York:
0.31%, 4/14/14	277,000	277,000,000
0.32%, 4/28/14	300,000	300,000,000

		13,688,651,541

Total Certificates of Deposit – 36.8%		14,143,640,490

Commercial Paper
Antalis US Funding Corp.,
0.35%, 5/03/13(a)	123,800	123,761,484
Australia & New Zealand Banking Group Ltd.:
0.37%, 1/17/14	200,000	200,000,000
0.31%, 2/25/14	137,000	137,000,000
BNP Paribas Finance, Inc.,
0.35%, 6/21/13(a)	140,100	139,989,671
BPCE SA (a):
0.31%, 5/02/13	198,775	198,721,919
0.26%, 5/14/13	400,000	399,878,167
0.26%, 5/24/13	400,000	399,846,889
CAFCO LLC,
0.25%, 5/03/13(a)	96,250	96,228,611
CHARTA LLC,
0.32%, 5/01/13(a)	92,000	91,975,467
Ciesco LLC,
0.25%, 5/22/13(a)	100,000	99,964,583
Collateralized CP Co., LLC(a):
0.33%, 5/09/13	150,000	149,947,750
0.33%, 5/10/13	100,000	99,964,250
Commonwealth Bank of Australia:
0.34%, 11/14/13	295,000	294,981,399
0.34%, 11/15/13(d)	300,000	300,000,000
0.34%, 11/27/13	75,000	75,000,000
0.30%, 3/28/14	200,000	200,000,000
CPPIB Capital, Inc.(a):
0.30%, 1/16/14	185,000	184,552,917
0.30%, 1/17/14	280,000	279,321,000
CRC Funding LLC,
0.25%, 5/03/13(a)	100,000	99,977,778
DNB Bank ASA(a):
0.29%, 7/08/13	475,000	474,625,014
0.27%, 8/06/13	200,000	199,809,500
0.28%, 9/17/13	100,000	99,868,556

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	189

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt(a):
0.47%, 4/04/13	$100,000	$99,996,083
0.50%, 4/23/13	50,000	49,984,722
0.50%, 4/29/13	100,000	99,961,111
0.39%, 7/15/13	125,000	124,857,812
0.52%, 7/22/13	130,000	129,789,689
0.26%, 8/06/13	50,000	49,954,139
0.25%, 9/30/13	100,000	99,873,611
0.38%, 10/22/13	60,000	59,870,800
0.36%, 11/05/13	92,500	92,300,621
Govco LLC(a):
0.28%, 4/10/13	68,500	68,495,205
0.31%, 5/01/13	100,000	99,974,167
0.25%, 5/20/13	50,000	49,982,986
0.25%, 5/23/13	150,000	149,945,833
HSBC Bank Plc,
0.54%, 9/18/13	230,000	230,000,000
ING (US) Funding LLC(a):
0.29%, 5/01/13	63,000	62,984,775
0.28%, 5/13/13	371,500	371,378,643
0.37%, 6/06/13	150,000	149,899,625
0.27%, 6/11/13	200,000	199,893,500
Kells Funding LLC:
0.47%, 5/03/13(a)(d)	155,000	154,935,244
0.29%, 8/27/13(a)	125,000	124,850,972
0.25%, 9/05/13(a)	90,000	89,900,625
0.25%, 9/18/13(a)	175,000	174,793,403
0.25%, 9/18/13(a)	100,000	99,881,944
0.26%, 9/19/13(a)	100,000	99,876,500
0.25%, 9/23/13(a)	100,000	99,878,472
0.25%, 10/01/13(a)	150,000	149,810,417
0.35%, 10/07/13(a)	100,000	99,816,250
0.25%, 10/08/13	75,000	75,000,000
0.25%, 10/15/13	107,500	107,500,000
0.26%, 10/17/13(a)	50,000	49,928,139
Mont Blanc Capital Corp.,
0.29%, 6/10/13(a)	100,000	99,943,611
Nordea North America, Inc.(a):
0.28%, 7/15/13	115,905	115,810,344
0.28%, 7/16/13	115,905	115,809,443
0.28%, 7/17/13	325,000	324,734,358
NRW.Bank(a):
0.18%, 4/02/13	350,000	349,998,299
0.17%, 4/09/13	416,000	415,984,747
Royal Park Investments Funding Corp.,
0.63%, 5/21/13(a)	50,000	49,956,250
Skandinaviska Enskilda Banken AB,
0.30%, 6/21/13(a)	75,000	74,950,219
Societe Generale North America, Inc.,
0.25%, 5/01/13(a)	580,000	579,879,167
Svenska Handelsbanken AB,
0.28%, 7/23/13(a)	144,000	143,873,440
Toyota Motor Credit Corp.,
0.27%, 10/31/13(a)	242,225	241,838,045
Westpac Banking Corp.:
0.35%, 1/13/14	150,000	150,000,000
0.35%, 1/24/14	330,000	330,000,000
Westpac Securities NZ Ltd., London,
0.37%, 1/30/14	61,500	61,499,399

Total Commercial Paper – 28.4%		10,915,007,565

Corporate Notes
Bank of Montreal, Chicago,
0.37%, 1/10/14	210,000	210,000,000
Bank of Nova Scotia, Houston,
0.36%, 1/02/14	175,000	175,000,000
Commonwealth Bank of Australia,
1.01%, 3/17/14(d)	218,224	219,761,519
JPMorgan Chase Bank NA,
0.37%, 5/17/13(c)	250,725	250,725,000
KFW Bankengruppe,
0.21%, 2/28/14	90,000	89,957,770
Westpac Banking Corp.,
0.98%, 9/24/13(d)	25,000	25,078,023

Total Corporate Notes – 2.5%		970,522,312

Time Deposits
Credit Agricole Corporate & Investment,
0.17%, 4/01/13	978,000	978,000,000
DNB Bank ASA,
0.10%, 4/01/13	400,000	400,000,000
Natixis,
0.18%, 4/01/13	200,000	200,000,000
Skandinaviska Enskilda Banken AB,
0.11%, 4/01/13	800,000	800,000,000
Societe Generale,
0.16%, 4/01/13	300,000	300,000,000

Total Time Deposits – 7.0%		2,678,000,000

US Government Sponsored Agency Obligations
Fannie Mae,
0.75%, 12/18/13	100,000	100,410,143
Fannie Mae Variable Rate Notes(c):
0.20%, 5/17/13	304,000	303,988,183
0.17%, 11/08/13	170,000	169,968,803
0.18%, 6/20/14	325,000	324,921,168
0.17%, 2/27/15	59,600	59,571,381
Federal Farm Credit Bank Variable Rate Notes(c):
0.12%, 6/18/13	66,000	66,000,000
0.15%, 3/07/14	40,000	39,996,559
0.17%, 5/23/14	50,000	49,991,596
0.18%, 10/20/14	95,000	94,970,127
Federal Home Loan Bank:
0.23%, 5/29/13	50,000	49,998,151
0.25%, 7/05/13	65,500	65,497,706
0.17%, 7/17/13	6,000	6,000,326

190	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes,
0.14%, 6/20/13(a)	$10,000	$9,999,851
Federal Home Loan Bank Variable Rate Notes(c):
0.17%, 4/12/13	114,500	114,499,482
0.28%, 7/08/13	50,000	50,000,000
Freddie Mac,
0.16%, 1/14/14(a)	30,000	29,961,600
Freddie Mac Variable Rate Notes(c):
0.35%, 9/03/13	227,900	227,880,473
0.14%, 9/13/13	484,785	484,652,158

Total US Government Sponsored Agency Obligations – 5.8%		2,248,307,707

US Treasury Obligations
US Treasury Bills(a):
0.15%, 4/11/13	200,000	199,991,875
0.16%, 5/02/13	350,000	349,952,833
0.14%, 8/22/13	400,000	399,785,500
US Treasury Notes:
1.13%, 6/15/13	120,000	120,216,649
0.50%, 11/15/13	300,000	300,651,335
0.25%, 11/30/13	532,000	532,354,895
0.25%, 1/31/14	200,000	200,154,442

Total US Treasury Obligations – 5.5%		2,103,107,529

Repurchase Agreements
Banc of America Securities LLC, 0.14%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $293,004,558, collateralized by various US Treasury obligations, 0.00% to 2.25% due 7/25/13 to 5/31/17, par and fair value of $292,785,300 and $298,860,044, respectively)	293,000	293,000,000
Barclays Capital, Inc., 0.13%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $250,006,319, collateralized by various US government sponsored agency obligations, 0.00% to 2.65% due 4/08/14 to 3/14/28, par and fair value of $254,181,000 and $255,000,398, respectively)	250,000	250,000,000
BNP Paribas Securities Corp., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $100,002,556, collateralized by various US government sponsored agency obligations, 0.00% to 8.50% due 4/01/13 to 2/15/43, par and fair value of $1,494,148,558 and $104,167,174, respectively)	100,000	100,000,000
BNP Paribas Securities Corp., 0.26%, 4/01/13 (Purchased on 12/24/12 to be repurchased at $230,162,789, collateralized by various corporate debt obligations, 0.51% to 7.88% due 5/15/14 to 5/22/22, par and fair value of $229,700,337 and $242,517,007, respectively)	230,000	230,000,000
Citigroup Global Markets, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $245,004,083, collateralized by various US Treasury obligations, 0.13% to 2.75% due 4/15/17 to 8/15/42, par and fair value of $232,300,500 and $249,900,088, respectively)	245,000	245,000,000
Citigroup Global Markets, Inc., 0.20%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $300,006,667, collateralized by various US government sponsored agency obligations, 2.32% to 6.00% due 11/01/21 to 9/01/44, par and fair value of $589,538,490 and $308,946,671, respectively)	300,000	300,000,000
Citigroup Global Markets, Inc., 0.50%, 4/01/13 (Purchased on 1/22/13 to be repurchased at $154,265,135, collateralized by various corporate debt obligations, 0.35% to 6.45% due 4/15/13 to 8/20/39, par and fair value of $497,265,431 and $142,445,486, respectively)	130,000	130,000,000
Citigroup Global Markets, Inc., 0.51%, 4/01/13 (Purchased on 1/17/13 to be repurchased at $112,918,425, collateralized by various corporate debt obligations, 0.00% to 7.25% due 10/01/14 to 12/15/40, par and fair value of $97,022,944 and $101,650,001, respectively)	95,000	95,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	191

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.18%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $250,001,250, collateralized by various US government sponsored agency obligations, 2.23% to 5.50% due 7/01/20 to 2/01/43, par and fair value of $551,973,645 and $257,412,262, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.71%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $250,172,569, collateralized by various corporate debt obligations, 0.00% to 6.57% due 4/15/17 to 12/12/49, par and fair value of $3,138,628,122 and $287,501,717, respectively)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.71%, 5/02/13 (Purchased on 3/28/13 to be repurchased at $150,103,542, collateralized by various corporate debt obligations, 0.21% to 7.93% due 12/10/25 to 12/10/49, par and fair value of $2,191,385,665 and $172,501,798, respectively)	150,000	150,000,000
Deutsche Bank Securities, Inc., 0.20%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $183,004,067, collateralized by various US government sponsored agency obligations, 0.50% to 5.25% due 10/15/14 to 3/11/20, par and fair value of $179,285,093 and $186,660,028, respectively)	183,000	183,000,000
Goldman Sachs Group, Inc., 0.13%, 4/02/13 (Purchased on 3/26/13 to be repurchased at $100,002,528, collateralized by various US government sponsored agency obligations, 0.00% to 6.95% due 6/15/26 to 10/15/42, par and fair value of $856,655,805 and $110,416,828, respectively)	100,000	100,000,000
Goldman Sachs Group, Inc., 0.18%, 4/03/13 (Purchased on 03/27/13 to be repurchased at $368,012,880, collateralized by various US government sponsored agency obligations, 0.00% to 21.93% due 1/25/19 to 2/25/43, par and fair value of $6,352,273,333 and $393,760,000, respectively)	368,000	368,000,000
HSBC Securities (USA), Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $30,961,585, collateralized by a US treasury obligation, 1.75% due 4/01/13, par and fair value of $30,465,000 and $31,585,114, respectively)	30,961	30,961,000
HSBC Securities (USA), Inc., 0.24%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,005,333, collateralized by various corporate debt obligations, 2.00% to 9.85% due 4/15/14 to 3/15/42, par and fair value of $191,897,000 and $206,556,648, respectively)	200,000	200,000,000
JPMorgan Chase & Co., 0.26%, 4/01/13 (Purchased on 3/25/13 to be repurchased at $440,022,244, collateralized by various US government sponsored agency obligations, 0.04% to 6.99% due 7/25/31 to 2/25/43, par and fair value of $5,224,373,971 and $470,800,743, respectively)	440,000	440,000,000
JPMorgan Chase & Co., 0.41%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,009,111, collateralized by various corporate debt obligations, 0.44% to 3.25% due 7/15/14 to 10/25/40, par and fair value of $277,062,539 and $214,003,122, respectively)	200,000	200,000,000
JPMorgan Chase & Co., 0.51%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $60,003,400, collateralized by various US government sponsored agency obligations, 4.87% to 8.25% due 6/02/14 to 1/20/34, par and fair value of $51,374,400 and $72,000,149, respectively)	60,000	60,000,000
JPMorgan Chase & Co., 0.66%, 4/08/13 (Purchased on 1/07/13 to be repurchased at $200,333,667, collateralized by various corporate debt obligations, 0.00% to 6.57% due 7/15/19 to 2/12/51, par and fair value of $1,113,284,144 and $250,000,890, respectively)	200,000	200,000,000

192	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Chase & Co., 0.70%, 6/27/13 (Purchased on 2/22/13 to be repurchased at $200,333,667, collateralized by various corporate debt obligations, 0.00% to 6.57% due 7/15/19 to 2/12/51, par and fair value of $1,113,284,144 and $250,000,890, respectively)	$300,000	$300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, 4/01/13 (Purchased on 12/20/12 to be repurchased at $111,464,833.33, collateralized by various corporate debt obligations, 0.00% to 7.50% due 11/08/13 to 12/01/42, par and fair value of $960,333,517 and $105,091,583, respectively)	100,000	100,000,000
Morgan Stanley & Co. LLC, 0.17%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $132,601,505, collateralized by various US Treasury obligations, 0.63% to 0.88% due 02/28/17 to 11/30/17, par and fair value of $134,250,200 and $135,251,080, respectively)	132,599	132,599,000
Morgan Stanley & Co. LLC, 0.24%, 4/01/13 (Purchased on 1/15/13 to be repurchased at $97,988,400, collateralized by various US government sponsored agency obligations, 2.20% to 3.50% due 10/01/22 to 11/01/42, par and fair value of $93,785,734 and $92,700,001, respectively)	90,000	90,000,000
RBS Securities, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $35,000,661, collateralized by a US treasury obligation, 4.00% due 8/15/18, par and fair value of $30,435,000 and $35,703,919, respectively)	35,000	35,000,000
RBS Securities, Inc., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $120,003,067, collateralized by various US government sponsored agency obligations, 2.50% to 5.50% due 5/01/14 to 2/01/43, par and fair value of $143,265,896 and $122,403,349, respectively)	120,000	120,000,000
RBS Securities, Inc., 0.25%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $226,256,285, collateralized by various US government sponsored agency obligations, 0.00% due 6/21/13 to 9/16/13, par and fair value of $230,845,000 and $230,782,789, respectively)	226,250	226,250,000
RBS Securities, Inc., 0.31%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $40,001,378, collateralized by various US government sponsored agency obligations, 2.50% to 4.50% due 6/01/25 to 2/01/43, par and fair value of $47,223,858 and $40,802,368, respectively)	40,000	40,000,000
Wells Fargo Bank Co., 0.31%, 4/01/13 (Purchased on 02/15/13 to be repurchased at $356,687,467, collateralized by various corporate debt obligations, 0.00% to 12.00% due 4/01/13 to 5/10/63, par and fair value of $3,764,824,606 and $334,971,114, respectively)	320,000	320,000,000

Total Repurchase Agreements – 14.2%		5,438,810,000

Total Investments (Cost – $38,497,395,603*) – 100.2%		38,497,395,603
Liabilities in Excess of Other Assets – (0.2)%		(90,981,719)

Net Assets – 100.0%		$38,406,413,884

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	193

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$38,497,395,603	–	$38,497,395,603

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $811,186 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

194	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 2.3%
National Australia Bank Ltd., London,
0.30%, 10/21/13	$175,000	$175,000,000
Sumitomo Trust & Banking Co. Ltd., London,
0.30%, 5/16/13	150,000	149,944,742

		324,944,742

Yankee(a) – 27.9%
Bank of Montreal, Chicago:
0.16%, 4/02/13	200,000	200,000,000
0.42%, 7/17/13(b)	90,000	90,000,000
0.33%, 11/15/13	122,000	121,995,427
Bank of Nova Scotia, Houston,
0.27%, 12/11/13	75,000	75,000,000
Bank of Tokyo – Mitsubishi UFJ Ltd., New York:
0.34%, 4/25/13	110,000	110,000,000
0.34%, 5/03/13	175,000	175,000,000
BNP Paribas, New York,
0.37%, 7/02/13	75,000	75,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/03/13(b)	162,470	162,470,000
0.31%, 2/04/14	100,000	100,000,000
0.34%, 3/21/14	100,000	100,000,000
Credit Industriel et Commercial, New York:
0.30%, 6/05/13	15,000	15,000,000
0.35%, 7/08/13	110,000	110,000,000
DNB Bank ASA, New York,
0.15%, 4/01/13	250,000	250,000,000
Natixis, New York,
0.49%, 4/01/13	115,000	115,000,000
Nordea Bank Finland Plc, New York
0.29%, 6/13/13	125,000	125,000,000
0.28%, 7/17/13	43,075	43,074,367
Norinchukin Bank, New York,
0.17%, 4/03/13	220,000	220,000,000
Rabobank Nederland NV, New York:
0.48%, 4/24/13(b)	91,500	91,500,000
0.41%, 1/08/14	140,000	140,000,000
0.33%, 3/14/14	175,000	175,000,000
Skandinaviska Enskilda Banken, New York,
0.31%, 4/01/13	180,000	180,000,000
Societe Generale, New York:
0.30%, 6/03/13	120,000	120,000,000
0.32%, 7/02/13	120,000	120,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 4/11/13	75,000	75,000,000
0.34%, 6/10/13	200,000	200,000,000
Svenska Handelsbanken, New York:
0.26%, 7/12/13	129,000	129,001,824
0.29%, 7/24/13	45,000	45,000,711
Toronto – Dominion Bank, New York:
0.30%, 4/19/13	250,000	250,000,000
0.24%, 9/26/13	150,000	150,000,000
0.30%, 10/21/13	200,000	200,000,000

		3,963,042,329

Total Certificates of Deposit – 30.2%		4,287,987,071

Commercial Paper
Antalis US Funding Corp.,
0.35%, 5/03/13(c)	47,500	47,485,222
Australia & New Zealand Banking Group Ltd.:
0.37%, 1/17/14	100,000	100,000,000
0.31%, 2/25/14	75,000	75,000,000
Bedford Row Funding Corp.,
0.35%, 8/16/13(c)	49,000	48,934,735
BPCE SA (c):
0.26%, 5/14/13	100,000	99,969,542
0.26%, 5/24/13	250,000	249,904,305
Caisse Centrale Desjardins du Quebec,
0.22%, 4/11/13(c)	100,000	99,993,889
Commonwealth Bank of Australia:
0.34%, 11/01/13	73,000	73,000,000
0.34%, 11/14/13	115,000	114,992,749
0.34%, 11/15/13(d)	100,000	100,000,000
0.34%, 11/27/13	25,000	25,000,000
DBS Bank Ltd.,
0.28%, 9/17/13(c)	100,000	99,868,556
DNB Bank ASA,
0.28%, 9/16/13(c)	100,000	99,878,667
Erste Abwicklungsanstalt(c):
0.47%, 5/17/13	100,000	99,939,944
0.41%, 7/08/13	50,000	49,944,194
0.50%, 8/13/13	50,000	49,906,944
Kells Funding LLC (c):
0.43%, 4/24/13	60,000	59,983,517
0.25%, 9/05/13	100,000	99,890,972
0.25%, 9/26/13	100,000	99,876,389
0.35%, 10/07/13	150,000	149,724,375
Mizuho Funding LLC,
0.27%, 4/04/13(c)	400,000	399,991,167
Mont Blanc Capital Corp.,
0.29%, 7/08/13(c)	134,926	134,819,483
Nordea North America, Inc.(c):
0.28%, 7/15/13	47,075	47,036,555
0.28%, 7/16/13	47,075	47,036,189
NRW.Bank (c):
0.18%, 4/02/13	150,000	149,999,271
0.17%, 4/09/13	200,000	199,992,667
Old Line Funding LLC(c):
0.26%, 9/05/13	70,000	69,920,628
0.25%, 9/16/13	77,100	77,010,050
0.25%, 9/20/13	110,000	109,868,611
Royal Park Investments Funding Corp.(c):
0.40%, 4/12/13	78,000	77,990,467
0.36%, 7/05/13	80,000	79,924,000
Societe Generale North America, Inc.,
0.25%, 5/01/13(c)	150,000	149,968,750

PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	195

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Starbird Funding Corp.,
0.25%, 6/21/13(c)	$50,000	$49,971,875
Svenska Handelsbanken, Inc.,
0.28%, 7/23/13(c)	57,000	56,949,903
Thunder Bay Funding LLC(c):
0.26%, 9/05/13	10,000	9,988,661
0.25%, 9/16/13	75,000	74,912,500
0.25%, 9/20/13	30,000	29,964,167
Toyota Credit Canada, Inc.,
0.28%, 10/31/13(c)	48,000	47,920,480
Westpac Banking Corp.:
0.35%, 1/13/14	25,000	25,000,000
0.35%, 1/24/14	120,000	120,000,000
Westpac Securities NZ Ltd.,
0.29%, 11/19/13	200,000	199,987,060

Total Commercial Paper – 28.2%		4,001,546,484

Corporate Notes
Bank of Montreal, Chicago,
0.37%, 1/10/14	80,000	80,000,000
Bank of Nova Scotia, Houston,
0.36%, 1/02/14	65,000	65,000,000
Commonwealth Bank of Australia,
1.01%, 3/17/14(d)	100,000	100,709,134
JPMorgan Chase Bank NA,
0.37%, 5/17/13(b)	121,710	121,710,000
KFW Bankengruppe:
0.48%, 1/17/14	50,000	50,088,527
0.21%, 2/28/14	96,000	95,954,954
0.28%, 3/17/14	50,000	50,021,353
Westpac Banking Corp.,
0.98%, 9/24/13(d)	34,000	34,105,813

Total Corporate Notes – 4.2%		597,589,781

Time Deposits
Bank of Nova Scotia,
0.10%, 4/01/13	400,000	400,000,000
DNB Bank ASA,
0.10%, 4/01/13	300,000	300,000,000
Natixis,
0.18%, 4/01/13	200,000	200,000,000
Skandinaviska Enskilda Banken AB,
0.11%, 4/01/13	350,000	350,000,000

Total Time Deposits – 8.8%		1,250,000,000

US Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes,
0.22%, 7/05/13(c)	25,000	24,985,486
Federal Farm Credit Bank Variable Rate Notes,
0.12%, 6/18/13(b)	30,000	30,000,000
Federal Home Loan Bank:
0.07%, 4/03/13(c)	104,500	104,499,593
0.22%, 5/03/13	35,750	35,749,116
Federal Home Loan Bank Variable Rate Note(b):
0.14%, 7/25/13	150,000	150,000,000
0.17%, 9/06/13	100,000	99,995,881
0.18%, 9/06/13	250,000	250,000,000
Freddie Mac Variable Rate Notes(b):
0.16%, 5/06/13	100,000	99,998,125
0.15%, 5/16/13	220,000	219,993,326

Total US Government Sponsored Agency Obligations – 7.2%		1,015,221,527

US Treasury Obligations
US Treasury Bills(c):
0.15%, 4/11/13	150,000	149,993,916
0.14%, 8/22/13	200,000	199,892,750
0.11%, 9/26/13	200,000	199,891,222
US Treasury Notes:
1.38%, 5/15/13	25,000	25,036,582
0.50%, 10/15/13	125,000	125,240,479
0.50%, 11/15/13	100,000	100,217,112
0.25%, 11/30/13	115,000	115,077,431

Total US Treasury Obligations – 6.4%		915,349,492

Repurchase Agreements
Barclays Capital, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $69,128,306, collateralized by a US Treasury obligations, 1.75% due 5/31/16, par and fair value of $67,249,100 and $70,509,543, respectively)	69,127	69,127,000
BNP Paribas Securities Corp., 0.26%, 4/01/13 (Purchased on 1/24/13 to be repurchased at $120,057,200, collateralized by various corporate debt obligations, 0.00% to 7.50%, due 5/01/13 to 6/30/66, par and fair value of $117,882,697 and $126,211,969, respectively)	120,000	120,000,000

196	PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,005,111, collateralized by various US government sponsored agency obligations, 1.75% to 7.00%, due 1/1/15 to 1/8/42, par and fair value of $1,639,623,272 and $205,734,699, respectively)	$200,000	$200,000,000
Credit Suisse Securities (USA) LLC, 0.71%, 4/01/13 (Purchased on 3/29/13 to be repurchased at $50,001,607, collateralized by various corporate debt obligations, 0.47% to 5.93%, due 4/15/22 to 4/15/49, par and fair value of $59,414,357 and $57,501,849, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.20%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $67,001,489, collateralized by various US Treasury obligations, 0.63% to 2.13%, due 12/31/15 to 8/31/17, par and fair value of $67,397,000 and $68,340,058, respectively)	67,000	67,000,000
Deutsche Bank Securities, Inc., 0.25%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $700,019,444, collateralized by various US government sponsored agency obligations, 0.00% to 5.50%, due 9/1/32 to 2/1/43, par and fair value of $960,489,441 and $722,418,535, respectively)	700,000	700,000,000
Goldman Sachs Group, Inc., 0.18%, 4/03/13 (Purchased on 3/27/13 to be repurchased at $132,004,620, collateralized by various US government sponsored agency obligations, 0.00% to 5.80%, due 5/25/22 to 8/25/42, par and fair value of $966,492,134 and $142,202,833, respectively)	132,000	132,000,000
JPMorgan Chase & Co., 0.66%, 4/08/13 (Purchased on 3/28/13 to be repurchased at $75,004,125, collateralized by various corporate debt obligations, 2.78% to 6.00%, due 4/25/36 to 7/25/46, par and fair value of $192,080,700 and $93,750,490, respectively)	75,000	75,000,000
JPMorgan Chase & Co., 0.70%, 6/27/13 (Purchased on 3/28/13 to be repurchased at $90,159,250, collateralized by various corporate debt obligations, 0.30% to 6.77%, due 2/25/35 to 8/28/47, par and fair value of $219,420,378 and $112,500,249, respectively)	90,000	90,000,000
JPMorgan Chase & Co., 0.26%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $160,003,467, collateralized by various US government sponsored agency obligations, 4.30% to 7.80%, due 1/25/33 to 1/25/42, par and fair value of $3,225,959,867 and $171,200,013, respectively)	160,000	160,000,000
JPMorgan Chase & Co., 0.31%, 4/1/13 (Purchased on 3/28/13 to be repurchased at $50,001,292, collateralized by various corporate debt obligations, 0.46% to 3.87%, due 1/26/32 to 5/25/40, par and fair value of $76,243,923 and $53,500,503, respectively)	50,000	50,000,000
JPMorgan Chase & Co., 0.41%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $50,001,708, collateralized by various corporate debt obligations, 0.77% to 8.75%, due 10/24/13 to 9/15/39, par and fair value of $64,494,490 and $52,931,782, respectively)	50,000	50,000,000
JPMorgan Chase & Co., 0.51%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $30,001,275, collateralized by various corporate debt obligations, 7.00% to 7.50%, due 6/5/20 to 4/8/33, par and fair value of $28,471,300 and $36,000,017, respectively)	30,000	30,000,000
JPMorgan Chase & Co., 0.58%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $60,002,900, collateralized by various corporate debt obligations, 0.00% to 5.91%, due 11/25/18 to 7/10/46, par and fair value of $2,752,817,060 and $64,203,466, respectively)	60,000	60,000,000

PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	197

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities, Inc., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $90,001,725, collateralized by various US government sponsored agency obligations, 0.13% to 9.88%, due 3/31/13 to 2/15/29, par and fair value of $89,920,900 and $91,802,919, respectively)	$90,000	$90,000,000
Wells Fargo Bank Co., 0.31%, 4/01/13 (Purchased on 2/15/13 to be repurchased at $200,636,700, collateralized by various corporate debt obligations, 0.00% to 7.63%, due 12/15/13 to 12/10/49, par and fair value of $1,792,854,041 and $188,071,590, respectively)	180,000	180,000,000

Total Repurchase Agreements – 15.0%		2,123,127,000

Total Investments (Cost – $14,190,821,355*) – 100.0%		14,190,821,355
Other Assets Less Liabilities – 0.0%		5,091,442

Net Assets – 100.0%		$14,195,912,797

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

198	PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$14,190,821,355	–	$14,190,821,355

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $1,861,585 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	199

Schedule of Investments March 31, 2013 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.	1,415	$102,488
BE Aerospace, Inc.(a)	4,176	251,771
The Boeing Co.	31,927	2,740,933
Engility Holdings, Inc.(a)	709	17,002
Exelis, Inc.	7,975	86,848
General Dynamics Corp.	13,543	954,917
Honeywell International, Inc.	33,211	2,502,449
Huntington Ingalls Industries, Inc.(b)	2,112	112,633
L-3 Communications Holdings, Inc.(b)	3,847	311,299
Lockheed Martin Corp.	11,113	1,072,627
Northrop Grumman Corp.	10,110	709,216
Precision Castparts Corp.	6,194	1,174,506
Raytheon Co.	14,211	835,465
Rockwell Collins, Inc.(b)	5,824	367,611
Spirit Aerosystems Holdings, Inc., Class A(a)	5,068	96,241
Textron, Inc.(b)	11,954	356,349
TransDigm Group, Inc.(b)	2,179	333,213
Triumph Group, Inc.(b)	2,127	166,969
United Technologies Corp.	38,844	3,629,195

		15,821,732

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.(b)	6,935	412,355
Expeditors International of Washington, Inc.	9,059	323,497
FedEx Corp.	13,443	1,320,103
United Parcel Service, Inc., Class B	30,877	2,652,334
UTi Worldwide, Inc.(b)	4,430	64,146

		4,772,435

Airlines – 0.2%
Copa Holdings SA	1,412	168,889
Delta Air Lines, Inc.(a)	36,226	598,091
Southwest Airlines Co.	31,049	418,541
United Continental Holdings, Inc.(a)	14,160	453,262

		1,638,783

Auto Components – 0.4%
Allison Transmission Holdings, Inc.	1,123	26,963
BorgWarner, Inc.(a)(b)	4,888	378,038
Delphi Automotive Plc	13,995	621,378
Gentex Corp.(b)	6,158	123,222
The Goodyear Tire & Rubber Co.(a)	10,448	131,749
Johnson Controls, Inc.(b)	28,997	1,016,925
Lear Corp.	4,251	233,252
TRW Automotive Holdings Corp.(a)	4,296	236,280
Visteon Corp.(a)	2,241	129,306

		2,897,113

Automobiles – 0.5%
Ford Motor Co.	159,904	2,102,737
General Motors Co.(a)	32,642	908,100
Harley-Davidson, Inc.	9,872	526,178
Tesla Motors, Inc.(a)(b)	3,021	114,466

200	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles (concluded)
Thor Industries, Inc.(b)	1,834	$67,473

		3,718,954

Beverages – 2.1%
Beam, Inc.	6,721	427,052
Brown-Forman Corp., Class B(b)	6,386	455,961
The Coca-Cola Co.	165,571	6,695,691
Coca-Cola Enterprises, Inc.	11,904	439,496
Constellation Brands, Inc.(a)	6,293	299,799
Dr Pepper Snapple Group, Inc.(b)	9,033	424,099
Molson Coors Brewing Co., Class B(b)	5,464	267,354
Monster Beverage Corp.(a)	5,776	275,746
PepsiCo Inc.	66,658	5,273,314

		14,558,512

Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc.(a)	8,189	754,534
Amgen, Inc.	33,148	3,398,001
Ariad Pharmaceuticals, Inc.(a)	7,765	140,469
Biogen Idec, Inc.(a)	10,211	1,969,804
BioMarin Pharmaceutical, Inc.(a)	5,211	324,437
Celgene Corp.(a)	18,776	2,176,326
Gilead Sciences, Inc.(a)	64,558	3,158,823
Incyte Corp. Ltd.(a)(b)	4,111	96,239
Medivation, Inc.(a)	3,095	144,753
Myriad Genetics, Inc.(a)	3,444	87,478
Onyx Pharmaceuticals, Inc.(a)	3,065	272,356
Regeneron Pharmaceuticals, Inc.(a)	3,293	580,885
United Therapeutics Corp.(a)	2,041	124,236
Vertex Pharmaceuticals, Inc.(a)	9,000	494,820

		13,723,161

Building Products – 0.1%
Armstrong World Industries, Inc.(b)	906	50,637
Fortune Brands Home & Security, Inc.(a)	6,810	254,898
Lennox International, Inc.	2,176	138,154
Masco Corp.(b)	15,231	308,428
Owens Corning(a)	5,191	204,681

		956,798

Capital Markets – 2.1%
Affiliated Managers Group, Inc.(a)	2,191	336,472
American Capital Ltd.(a)	13,473	196,638
Ameriprise Financial, Inc.	8,843	651,287
Ares Capital Corp.(b)	10,584	191,570
The Bank of New York Mellon Corp.	50,841	1,423,040
BlackRock, Inc.(c)	5,429	1,394,602
The Charles Schwab Corp.(b)	45,806	810,308
E*TRADE Financial Corp.(a)	12,198	130,641
Eaton Vance Corp.(b)	4,928	206,138
Federated Investors, Inc., Class B(b)	3,922	92,834
Franklin Resources, Inc.	5,935	895,057
The Goldman Sachs Group, Inc.	19,841	2,919,603
Invesco Ltd.	19,111	553,455
Janus Capital Group, Inc.(b)	8,059	75,755
Lazard Ltd, Class A	4,880	166,554
Legg Mason, Inc.(b)	5,621	180,715
LPL Financial Holdings, Inc.	2,158	69,574

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	201

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets (concluded)
Morgan Stanley	65,674	$1,443,515
Northern Trust Corp.(b)	9,193	501,570
Raymond James Financial, Inc.	4,851	223,631
SEI Investments Co.	5,859	169,032
State Street Corp.	19,476	1,150,837
T Rowe Price Group, Inc.	10,875	814,211
TD Ameritrade Holding Corp.	9,897	204,076
Waddell & Reed Financial, Inc.	3,685	161,329

		14,962,444

Chemicals – 2.4%
Air Products & Chemicals, Inc.	9,014	785,300
Airgas, Inc.	2,929	290,440
Albemarle Corp.	3,805	237,889
Ashland, Inc.	3,348	248,756
Cabot Corp.(b)	2,709	92,648
Celanese Corp.(b)	6,671	293,858
CF Industries Holdings, Inc.	2,799	532,846
Cytec Industries, Inc.	1,963	145,419
The Dow Chemical Co.(b)	50,954	1,622,375
E.I. du Pont de Nemours & Co.	39,941	1,963,500
Eastman Chemical Co.	6,511	454,924
Ecolab, Inc.(b)	11,086	888,875
FMC Corp.	5,849	333,568
Huntsman Corp.	8,163	151,750
International Flavors & Fragrances, Inc.(b)	3,458	265,125
Intrepid Potash, Inc.(b)	2,306	43,261
Kronos Worldwide, Inc.(b)	888	13,897
LyondellBasell Industries NV, Class A	13,694	866,693
Monsanto Co.	22,737	2,401,709
The Mosaic Co.	12,643	753,649
NewMarket Corp.(b)	374	97,375
PPG Industries, Inc.	6,031	807,792
Praxair, Inc.	12,732	1,420,127
Rockwood Holdings, Inc.(b)	2,930	191,739
RPM International, Inc.	5,613	177,259
The Sherwin-Williams Co.	3,703	625,400
Sigma-Aldrich Corp.(b)	5,155	400,440
The Scotts Miracle-Gro Co., Class A(b)	1,797	77,702
Valspar Corp.	3,972	247,257
Westlake Chemical Corp.(b)	854	79,849
WR Grace & Co.(a)	3,183	246,714

		16,758,136

Commercial Banks – 2.7%
Associated Banc-Corp.(b)	7,429	112,847
Bank of Hawaii Corp.(b)	1,945	98,825
BankUnited, Inc.	1,563	40,044
BB&T Corp.	29,783	934,888
BOK Financial Corp.	1,101	68,592
CapitalSource, Inc.	9,040	86,965
CIT Group, Inc.(a)	8,564	372,363
City National Corp.(b)	1,992	117,349
Comerica, Inc.	8,389	301,585
Commerce Bancshares, Inc.(b)	3,366	137,434
Cullen/Frost Bankers, Inc.(b)	2,274	142,193
East West Bancorp, Inc.(b)	6,171	158,410
Fifth Third Bancorp(b)	39,227	639,792
First Citizens Bancshares, Inc., Class A	204	37,271

202	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
First Horizon National Corp.(b)	10,791	$115,248
First Niagara Financial Group, Inc.	15,058	133,414
First Republic Bank	4,353	168,113
Fulton Financial Corp.(b)	8,578	100,363
Huntington Bancshares, Inc.	36,884	272,573
KeyCorp	40,646	404,834
M&T Bank Corp.(b)	5,396	556,651
PNC Financial Services Group, Inc.(c)	22,540	1,498,910
Popular, Inc.(a)	4,389	121,180
Regions Financial Corp.	60,226	493,251
Signature Bank/New York NY(a)	2,075	163,427
SunTrust Banks, Inc.	22,945	661,045
SVB Financial Group(a)	1,888	133,935
Synovus Financial Corp.(b)	3,304	9,152
TCF Financial Corp.(b)	6,928	103,643
U.S. Bancorp(b)	80,736	2,739,372
Valley National Bancorp(b)	8,430	86,323
Wells Fargo & Co.	208,817	7,724,141
Zions BanCorp.(b)	7,860	196,421

		18,930,554

Commercial Services & Supplies – 0.6%
The ADT Corp.	9,868	482,940
Avery Dennison Corp.	4,423	190,499
Cintas Corp.	4,456	196,643
Clean Harbors, Inc.(a)	2,293	133,200
Copart, Inc.(a)	4,349	149,084
Covanta Holding Corp.(b)	4,651	93,718
Iron Mountain, Inc.	7,099	257,765
KAR Auction Services, Inc.	1,250	25,037
Pitney Bowes, Inc.(b)	7,261	107,898
R.R. Donnelley & Sons Co.(b)	7,704	92,833
Republic Services, Inc.(b)	12,930	426,690
Rollins, Inc.(b)	2,732	67,071
Stericycle, Inc.(a)	3,628	385,221
Tyco International Ltd.	19,735	631,520
Waste Connections, Inc.(b)	5,264	189,399
Waste Management, Inc.(b)	19,735	773,809

		4,203,327

Communications Equipment – 1.7%
Acme Packet, Inc.(a)	2,488	72,699
Brocade Communications Systems, Inc.(a)	19,592	113,046
Cisco Systems, Inc.	228,318	4,774,129
EchoStar Corp.(a)	1,668	65,002
F5 Networks, Inc.(a)	3,386	301,625
Harris Corp.(b)	4,854	224,934
JDS Uniphase Corp.(a)	9,874	132,015
Juniper Networks, Inc.(a)	22,582	418,670
Motorola Solutions, Inc.(b)	11,766	753,377
Palo Alto Networks, Inc.(a)	309	17,490
Polycom, Inc.(a)	7,620	84,430
QUALCOMM, Inc.	73,065	4,891,702
Riverbed Technology, Inc.(a)	6,949	103,610

		11,952,729

Computers & Peripherals – 3.5%
Apple, Inc.	39,852	17,639,691

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	203

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
Dell, Inc.	62,856	$900,726
Diebold, Inc.(b)	2,692	81,621
EMC Corp.(a)	89,498	2,138,107
Fusion-io, Inc.(a)(b)	2,886	47,244
Hewlett-Packard Co.(b)	84,283	2,009,307
Lexmark International, Inc., Class A(b)	2,761	72,890
NCR Corp.(a)	6,777	186,774
NetApp, Inc.(a)	15,478	528,728
SanDisk Corp.(a)	10,389	571,395
Stratasys Ltd.(a)(b)	1,266	93,963
Western Digital Corp.	9,452	475,247

		24,745,693

Construction & Engineering – 0.3%
AECOM Technology Corp.(a)	4,466	146,485
Chicago Bridge & Iron Co. NV	4,499	279,388
Fluor Corp.(b)	7,211	478,305
Jacobs Engineering Group, Inc.(a)	5,503	309,489
KBR, Inc.	6,333	203,163
Quanta Services, Inc.(a)	8,915	254,791
URS Corp.	3,233	153,276

		1,824,897

Construction Materials – 0.1%
Martin Marietta Materials, Inc.(b)	1,952	199,143
Vulcan Materials Co.(b)	5,519	285,332

		484,475

Consumer Finance – 0.8%
American Express Co.(b)	42,678	2,879,058
Capital One Financial Corp.	24,738	1,359,353
Discover Financial Services	21,209	951,012
SLM Corp.	19,709	403,640

		5,593,063

Containers & Packaging – 0.3%
Aptargroup, Inc.(b)	2,842	162,989
Ball Corp.(b)	6,683	317,977
Bemis Co., Inc.(b)	4,400	177,584
Crown Holdings, Inc.(a)	6,351	264,265
Greif Inc, Class A	1,341	71,904
MeadWestvaco Corp.	7,376	267,749
Owens-Illinois, Inc.(a)	7,038	187,563
Packaging Corp. of America(b)	4,184	187,736
Rock-Tenn Co, Class A	3,015	279,762
Sealed Air Corp.	8,282	199,679
Silgan Holdings, Inc.	1,916	90,531
Sonoco Products Co.(b)	4,294	150,247

		2,357,986

Distributors – 0.1%
Genuine Parts Co.	6,648	518,544

204	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Distributors (concluded)
LKQ Corp.(a)	12,577	$273,675

		792,219

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)(b)	4,107	71,421
DeVry, Inc.(b)	2,798	88,836
H&R Block, Inc.	11,703	344,302
ITT Educational Services, Inc.(a)(b)	1,052	14,497
Service Corp. International	9,267	155,037
Weight Watchers International, Inc.(b)	1,140	48,005

		722,098

Diversified Financial Services – 3.2%
Bank of America Corp.	459,315	5,594,457
CBOE Holdings, Inc.	3,734	137,934
Citigroup, Inc.	124,972	5,528,761
CME Group, Inc.	14,167	869,712
Interactive Brokers Group, Inc., Class A	1,714	25,556
IntercontinentalExchange, Inc.(a)	3,102	505,843
JPMorgan Chase & Co.	162,243	7,700,053
Leucadia National Corp.	13,305	364,956
The McGraw-Hill Cos., Inc.(b)	11,925	621,054
Moody’s Corp.	8,365	446,022
MSCI, Inc.(a)	5,187	175,995
The NASDAQ OMX Group, Inc.(b)	4,971	160,563
NYSE Euronext	10,832	418,548

		22,549,454

Diversified Telecommunication Services – 2.3%
AT&T, Inc.	234,055	8,587,478
CenturyLink, Inc.(b)	26,484	930,383
Frontier Communications Corp.(b)	42,616	169,612
Level 3 Communications, Inc.(a)	6,938	140,772
tw telecom, Inc.(a)	6,424	161,820
Verizon Communications, Inc.	121,088	5,951,475
Windstream Corp.(b)	25,106	199,593

		16,141,133

Electric Utilities – 1.8%
American Electric Power Co., Inc.	20,647	1,004,064
Duke Energy Corp.	30,000	2,177,700
Edison International	13,891	698,995
Entergy Corp.(b)	7,554	477,715
Exelon Corp.	36,336	1,252,865
FirstEnergy Corp.	17,830	752,426
Great Plains Energy, Inc.	5,820	134,966
Hawaiian Electric Industries, Inc.(b)	4,126	114,331
ITC Holdings Corp.(b)	2,192	195,658
N.V. Energy, Inc.	10,070	201,702
NextEra Energy, Inc.	17,779	1,381,073
Northeast Utilities	13,371	581,104
OGE Energy Corp.(b)	4,205	294,266
Pepco Holdings, Inc.	9,741	208,457
Pinnacle West Capital Corp.	4,670	270,346
PPL Corp.	24,728	774,234
Southern Co.(b)	37,028	1,737,354
Westar Energy, Inc.(b)	5,385	178,674

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	205

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	20,761	$616,602

		13,052,532

Electrical Equipment – 0.7%
AMETEK, Inc.(b)	10,281	445,784
The Babcock & Wilcox Co.	5,064	143,868
Eaton Corp. Plc	19,649	1,203,501
Emerson Electric Co.(b)	31,270	1,747,055
General Cable Corp.(a)	2,128	77,949
GrafTech International Ltd.(a)(b)	5,052	38,799
Hubbell, Inc. Class B	2,527	245,397
Polypore International, Inc.(a)(b)	1,989	79,918
Regal-Beloit Corp.(b)	1,787	145,748
Rockwell Automation, Inc.	6,086	525,526
Roper Industries, Inc.	4,154	528,846

		5,182,391

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	6,908	515,682
Arrow Electronics, Inc.(a)	4,522	183,684
Avnet, Inc.(a)	5,856	211,987
AVX Corp.	2,066	24,585
Corning, Inc.	64,697	862,411
Dolby Laboratories, Inc., Class A	2,049	68,765
FLIR Systems, Inc.(b)	6,174	160,586
Ingram Micro, Inc., Class A(a)	6,505	128,018
IPG Photonics Corp.(b)	1,361	90,384
Itron, Inc.(a)	1,708	79,251
Jabil Circuit, Inc.(b)	7,905	146,085
Molex, Inc.(b)	5,894	172,576
National Instruments Corp.(b)	3,985	130,509
Tech Data Corp.(a)	1,614	73,615
Trimble Navigation Ltd.(a)	10,671	319,703
Vishay Intertechnology, Inc.(a)	5,648	76,869

		3,244,710

Energy Equipment & Services – 1.7%
Atwood Oceanics, Inc.(a)	2,434	127,882
Baker Hughes, Inc.	18,693	867,542
Cameron International Corp.(a)	10,501	684,665
CARBO Ceramics, Inc.(b)	844	76,863
Diamond Offshore Drilling, Inc.(b)	2,936	204,228
Dresser-Rand Group, Inc.(a)	3,228	199,039
Era Group, Inc.(a)	820	17,220
FMC Technologies, Inc.(a)	10,195	554,506
Halliburton Co.	39,344	1,589,891
Helmerich & Payne, Inc.	4,092	248,384
McDermott International, Inc.(a)	10,062	110,581
Nabors Industries Ltd.	12,388	200,933
National Oilwell Varco, Inc.	18,168	1,285,386
Oceaneering International, Inc.(b)	4,619	306,748
Oil States International, Inc.(a)	2,336	190,548
Patterson-UTI Energy, Inc.(b)	6,229	148,499
Rowan Cos. Plc, Class A(a)	5,299	187,373
RPC, Inc.(b)	2,632	39,928
Schlumberger Ltd.	56,838	4,256,598
SEACOR Holdings, Inc.(b)	851	62,702
Superior Energy Services, Inc.(a)	6,723	174,596

206	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Tidewater, Inc.(b)	2,189	$110,545
Unit Corp.(a)	2,075	94,516

		11,739,173

Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	18,467	1,959,533
CVS Caremark Corp.	54,621	3,003,609
The Fresh Market, Inc.(a)	1,174	50,212
The Kroger Co.	22,493	745,418
Safeway, Inc.	10,255	270,219
Sysco Corp.(b)	24,972	878,265
Wal-Mart Stores, Inc.(b)	72,036	5,390,454
Walgreen Co.	36,775	1,753,432
Whole Foods Market, Inc.	7,826	678,906

		14,730,048

Food Products – 1.8%
Archer Daniels Midland Co.	28,073	946,902
Bunge Ltd.	6,223	459,444
Campbell Soup Co.(b)	7,451	337,977
ConAgra Foods, Inc.	17,709	634,159
Dean Foods Co.(a)	7,877	142,810
Flowers Foods, Inc.	4,786	157,651
General Mills, Inc.(b)	27,593	1,360,611
Green Mountain Coffee Roasters, Inc.(a)(b)	5,870	333,181
H.J. Heinz Co.	13,637	985,546
The Hershey Co.	6,399	560,105
Hillshire Brands Co.	5,065	178,035
Hormel Foods Corp.(b)	5,737	237,053
Ingredion, Inc.	3,260	235,763
The J.M. Smucker Co.(b)	4,777	473,687
Kellogg Co.	10,302	663,758
Kraft Foods Group, Inc.(b)	25,193	1,298,195
McCormick & Co., Inc.(b)	5,655	415,925
Mead Johnson Nutrition Co.(b)	8,693	673,273
Mondelez International, Inc.	75,572	2,313,259
Smithfield Foods, Inc.(a)	5,920	156,762
Tyson Foods, Inc., Class A	12,395	307,644
WhiteWave Foods Co. Class A(a)(b)	1,001	17,087

		12,888,827

Gas Utilities – 0.2%
AGL Resources, Inc.	5,006	210,002
Atmos Energy Corp.(b)	3,843	164,058
National Fuel Gas Co.(b)	3,093	189,755
ONEOK, Inc.	8,864	422,547
Questar Corp.(b)	7,605	185,029
UGI Corp.(b)	4,794	184,042

		1,355,433

Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	67,064	2,368,700
Alere, Inc.(a)	3,435	87,696
Baxter International, Inc.	23,469	1,704,788
Becton Dickinson & Co.(b)	8,641	826,166
Boston Scientific Corp.(a)	57,884	452,074
C.R. Bard, Inc.(b)	3,579	360,692
CareFusion Corp.(a)	9,465	331,180

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	207

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
The Cooper Cos., Inc.	2,021	$218,025
Covidien Plc	20,558	1,394,655
DENTSPLY International, Inc.(b)	6,047	256,514
Edwards Lifesciences Corp.(a)	4,887	401,516
Hill-Rom Holdings, Inc.(b)	2,652	93,403
Hologic, Inc.(a)	11,287	255,086
IDEXX Laboratories, Inc.(a)	2,348	216,932
Intuitive Surgical, Inc.(a)	1,693	831,585
Medtronic, Inc.	44,210	2,076,102
ResMed, Inc.(b)	6,089	282,286
Sirona Dental Systems, Inc.(a)	2,373	174,961
St. Jude Medical, Inc.	12,062	487,787
Stryker Corp.(b)	13,203	861,364
Teleflex, Inc.	1,742	147,216
Thoratec Corp.(a)	2,507	94,013
Varian Medical Systems, Inc.(a)	4,756	342,432
Zimmer Holdings, Inc.(b)	7,510	564,902

		14,830,075

Health Care Providers & Services – 2.0%
Aetna, Inc.	13,984	714,862
AmerisourceBergen Corp.(b)	10,041	516,609
Brookdale Senior Living, Inc.(a)	4,151	115,730
Cardinal Health, Inc.	14,755	614,103
Catamaran Corp.(a)	8,726	462,740
Cigna Corp.	12,292	766,652
Community Health Systems, Inc.	3,880	183,873
Coventry Health Care, Inc.	5,710	268,541
DaVita HealthCare Partners, Inc.(a)	4,008	475,309
Express Scripts Holding Co.(a)	34,333	1,979,298
HCA Holdings, Inc.	7,038	285,954
Health Management Associates, Inc.(a)	10,943	140,836
Health Net, Inc.(a)	3,558	101,830
Henry Schein, Inc.(a)	3,833	354,744
Humana, Inc.	6,958	480,867
Laboratory Corp. of America Holdings(a)	4,128	372,346
LifePoint Hospitals, Inc.(a)	2,083	100,942
McKesson Corp.	10,035	1,083,379
MEDNAX, Inc.(a)	2,100	188,223
Omnicare, Inc.(b)	4,466	181,856
Patterson Cos., Inc.(b)	3,979	151,361
Quest Diagnostics Inc.	6,766	381,941
Tenet Healthcare Corp.(a)	4,414	210,018
UnitedHealth Group, Inc.	44,220	2,529,826
Universal Health Services, Inc.	3,817	243,792
VCA Antech, Inc.(a)	3,740	87,853
WellPoint, Inc.(b)	12,945	857,347

		13,850,832

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.(a)	7,322	99,506
Cerner Corp.(a)	6,178	585,365

		684,871

Hotels, Restaurants & Leisure – 1.9%
Bally Technologies, Inc.(a)	1,748	90,843
Brinker International, Inc.(b)	3,023	113,816
Carnival Corp.	17,720	607,796

208	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Chipotle Mexican Grill, Inc.(a)	1,352	$440,576
Choice Hotels International, Inc.(b)	1,143	48,360
Darden Restaurants, Inc.(b)	5,488	283,620
Dunkin’ Brands Group, Inc.	3,042	112,189
Hyatt Hotels Corp, Class A(a)	1,931	83,477
International Game Technology	11,398	188,067
Las Vegas Sands Corp.(b)	16,941	954,625
Marriott International, Inc., Class A	10,229	431,971
McDonald’s Corp.	43,314	4,317,973
MGM Resorts International(a)	16,960	223,024
Norwegian Cruise Line Holdings Ltd.(a)	1,154	34,216
Panera Bread Co., Class A(a)	1,209	199,775
Penn National Gaming, Inc.(a)	2,814	153,166
Royal Caribbean Cruises Ltd.(b)	6,460	214,601
Starbucks Corp.	32,331	1,841,574
Starwood Hotels & Resorts Worldwide, Inc.	8,427	537,053
The Wendy’s Co.	11,985	67,955
Wyndham Worldwide Corp.	5,827	375,725
Wynn Resorts Ltd.(b)	3,399	425,419
Yum! Brands, Inc.(b)	19,632	1,412,326

		13,158,147

Household Durables – 0.5%
D.R. Horton, Inc.	11,855	288,076
Garmin Ltd.(b)	4,653	153,735
Harman International Industries, Inc.(b)	3,009	134,292
Jarden Corp.(a)(b)	5,098	218,449
Leggett & Platt, Inc.(b)	5,982	202,072
Lennar Corp., Class A(b)	6,901	286,253
Mohawk Industries, Inc.(a)	2,430	274,882
Newell Rubbermaid, Inc.	12,365	322,726
NVR, Inc.(a)	217	234,384
PulteGroup, Inc.(a)	14,597	295,443
Tempur-Pedic International, Inc.(a)	2,543	126,209
Toll Brothers, Inc.(a)	6,132	209,960
Tupperware Brands Corp.	2,386	195,032
Whirlpool Corp.(b)	3,295	390,326

		3,331,839

Household Products – 2.0%
Church & Dwight Co., Inc.(b)	5,924	382,868
The Clorox Co.(b)	5,546	490,988
Colgate-Palmolive Co.	20,342	2,400,966
Energizer Holdings, Inc.	2,640	263,287
Kimberly-Clark Corp.	16,714	1,637,638
The Procter & Gamble Co.	116,785	8,999,452

		14,175,199

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	27,365	343,978
Calpine Corp.(a)	16,306	335,903
NRG Energy, Inc.	13,720	363,443

		1,043,324

Industrial Conglomerates – 2.2%
3M Co.	29,575	3,144,118
Carlisle Cos., Inc.	2,651	179,712
Danaher Corp.(b)	24,746	1,537,964

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	209

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
General Electric Co.	451,576	$10,440,437

		15,302,231

Insurance – 3.9%
ACE Ltd.	14,438	1,284,549
Aflac, Inc.(b)	19,935	1,037,019
Alleghany Corp.(a)	722	285,854
Allied World Assurance Co. Holdings Ltd.	1,552	143,901
The Allstate Corp.	20,911	1,026,103
American Financial Group, Inc.	3,397	160,950
American International Group, Inc.(a)	27,483	1,066,890
American National Insurance Co.(b)	309	26,843
Aon Plc	13,916	855,834
Arch Capital Group Ltd.(a)	5,778	303,749
Arthur J Gallagher & Co.	5,058	208,946
Aspen Insurance Holdings Ltd.	3,054	117,823
Assurant, Inc.	3,461	155,780
Assured Guaranty Ltd.	7,315	150,762
Axis Capital Holdings Ltd.	4,413	183,669
Berkshire Hathaway, Inc., Class B(a)	75,902	7,908,988
Brown & Brown, Inc.(b)	4,991	159,912
The Chubb Corp.	11,508	1,007,295
Cincinnati Financial Corp.	6,228	293,899
CNA Financial Corp.	1,133	37,038
Endurance Specialty Holdings Ltd.	1,854	88,640
Erie Indemnity Co., Class A(b)	1,104	83,385
Everest Re Group Ltd.(b)	2,250	292,185
Fidelity National Financial, Inc.(b)	9,505	239,811
Genworth Financial, Inc., Class A(a)	20,971	209,710
The Hanover Insurance Group, Inc.	1,924	95,584
Hartford Financial Services Group, Inc.	18,799	485,014
HCC Insurance Holdings, Inc.(b)	4,319	181,528
Kemper Corp.(b)	2,108	68,742
Lincoln National Corp.	12,172	396,929
Loews Corp.	13,299	586,087
Markel Corp.(a)	412	207,442
Marsh & McLennan Cos., Inc.	23,288	884,245
MBIA, Inc.(a)	6,054	62,175
Mercury General Corp.	107	4,058
MetLife, Inc.	36,262	1,378,681
Old Republic International Corp.(b)	11,077	140,789
PartnerRe Ltd.	2,613	243,296
Principal Financial Group, Inc.	12,799	435,550
ProAssurance Corp.	2,618	123,910
The Progressive Corp.	26,057	658,460
Protective Life Corp.	3,459	123,832
Prudential Financial, Inc.	19,913	1,174,668
Reinsurance Group of America, Inc.	3,146	187,722
RenaissanceRe Holdings Ltd.	1,887	173,585
StanCorp Financial Group, Inc.(b)	1,897	81,116
Torchmark Corp.(b)	3,983	238,183
The Travelers Cos., Inc.	16,583	1,396,123
Unum Group(b)	11,507	325,073
Validus Holdings Ltd.	4,410	164,802
White Mountains Insurance Group Ltd.	241	136,676
WR Berkley Corp.(b)	4,734	210,048

210	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
XL Group Plc	12,572	$380,932

		27,874,785

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.(a)	15,419	4,109,009
Expedia, Inc.	3,730	223,837
Groupon, Inc.(a)	1,918	11,738
HomeAway, Inc.(a)	1,381	44,883
Liberty Interactive Corp. Series A(a)	23,820	509,272
Liberty Ventures, Series A(a)	1,590	120,172
NetFlix, Inc.(a)	2,367	448,333
priceline.com, Inc.(a)	2,122	1,459,787
TripAdvisor, Inc.(a)	3,699	194,272

		7,121,303

Internet Software & Services – 2.1%
Akamai Technologies, Inc.(a)	7,644	269,757
AOL, Inc.(a)(b)	2,352	90,528
eBay, Inc.(a)	49,368	2,676,733
Equinix, Inc.(a)	2,050	443,436
Facebook, Inc.(a)	17,961	459,442
Google, Inc., Class A(a)	11,033	8,760,533
IAC/InterActiveCorp	3,353	149,812
LinkedIn Corp.(a)	2,785	490,327
Rackspace Hosting, Inc.(a)	4,654	234,934
VeriSign, Inc.(a)(b)	6,738	318,573
Yahoo!, Inc.(a)	46,947	1,104,663

		14,998,738

IT Services – 3.6%
Accenture Plc, Class A	27,444	2,084,921
Alliance Data Systems Corp.(a)	2,148	347,740
Amdocs Ltd.(b)	7,197	260,891
Automatic Data Processing, Inc.(b)	20,848	1,355,537
Booz Allen Hamilton Holding Corp.(b)	1,065	14,314
Broadridge Financial Solutions, Inc.(b)	5,333	132,472
Cognizant Technology Solutions Corp., Class A(a)	12,980	994,398
Computer Sciences Corp.	6,620	325,903
CoreLogic, Inc.(a)	4,162	107,629
DST Systems, Inc.	1,425	101,560
Fidelity National Information Services, Inc.	10,698	423,855
Fiserv, Inc.(a)	5,820	511,171
FleetCor Technologies, Inc.(a)	2,078	159,320
Gartner, Inc.(a)	3,980	216,552
Genpact Ltd.	5,409	98,390
Global Payments, Inc.(b)	3,353	166,510
International Business Machines Corp.	46,458	9,909,491
Jack Henry & Associates, Inc.(b)	3,726	172,178
Lender Processing Services, Inc.	3,612	91,961
MasterCard, Inc., Class A	4,622	2,501,103
NeuStar Inc, Class A(a)	2,856	132,890
Paychex, Inc.(b)	13,820	484,667
SAIC, Inc.(b)	12,121	164,240
Teradata Corp.(a)	7,194	420,921
Total System Services, Inc.	6,916	171,378
Vantiv Inc, Class A(a)(b)	1,691	40,144
VeriFone Systems, Inc.(a)	4,599	95,107
Visa, Inc., Class A	22,273	3,782,846

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	211

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co.	24,399	$366,961

		25,635,050

Leisure Equipment & Products – 0.2%
Hasbro, Inc.(b)	4,924	216,361
Mattel, Inc.	14,521	635,875
Polaris Industries, Inc.(b)	2,760	255,272

		1,107,508

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	14,821	622,037
Bio-Rad Laboratories, Inc., Class A(a)	865	108,990
Bruker Corp.(a)	3,984	76,094
Charles River Laboratories International, Inc.(a)	2,094	92,701
Covance, Inc.(a)	2,367	175,916
Illumina, Inc.(a)	5,266	284,364
Life Technologies Corp.(a)	7,615	492,158
Mettler-Toledo International, Inc.(a)	1,341	285,928
PerkinElmer, Inc.	4,861	163,524
QIAGEN NV(a)(b)	10,049	211,833
Techne Corp.	1,573	106,728
Thermo Fisher Scientific, Inc.	15,657	1,197,604
Waters Corp.(a)	3,790	355,919

		4,173,796

Machinery – 2.1%
AGCO Corp.(b)	4,148	216,194
Caterpillar, Inc.	27,812	2,418,810
CNH Global NV(b)	1,188	49,088
Colfax Corp.(a)	1,864	86,751
Crane Co.	2,090	116,747
Cummins, Inc.	8,193	948,831
Deere & Co.(b)	16,954	1,457,705
Donaldson Co., Inc.	6,353	229,915
Dover Corp.	7,327	533,992
Flowserve Corp.	2,052	344,141
Gardner Denver, Inc.	2,138	160,585
Graco, Inc.	2,580	149,717
Harsco Corp.(b)	3,443	85,283
IDEX Corp.(b)	3,585	191,511
Illinois Tool Works, Inc.(b)	17,166	1,046,096
Ingersoll-Rand Plc	12,736	700,607
ITT Corp.	3,942	112,071
Joy Global, Inc.	4,514	268,673
Kennametal, Inc.(b)	3,418	133,439
Lincoln Electric Holdings, Inc.	3,572	193,531
Navistar International Corp.(a)	3,030	104,747
Nordson Corp.	2,745	181,033
Oshkosh Corp.(a)	3,911	166,178
PACCAR, Inc.	15,207	768,866
Pall Corp.(b)	4,939	337,680
Parker Hannifin Corp.	6,440	589,775
Pentair Ltd.(b)	8,960	472,640
Snap-on, Inc.	2,479	205,013
SPX Corp.	2,006	158,394
Stanley Black & Decker, Inc.(b)	6,833	553,268
Terex Corp.(a)	4,712	162,187
The Manitowoc Co., Inc.	5,647	116,102

212	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Timken Co.	3,728	$210,930
Toro Co.(b)	2,557	117,724
Trinity Industries, Inc.	3,426	155,301
Valmont Industries, Inc.(b)	996	156,641
WABCO Holdings, Inc.(a)	2,749	194,052
Wabtec Corp.	2,055	209,836
Xylem, Inc.	7,912	218,055

		14,522,109

Marine – 0.0%
Kirby Corp.(a)	2,385	183,168
Matson, Inc.	1,805	44,403

		227,571

Media – 3.7%
AMC Networks, Inc., Class A(a)	2,438	154,033
Cablevision Systems Corp., New York Group, Class A	8,589	128,491
CBS Corp., Class B	27,629	1,289,998
Charter Communications, Inc., Class A(a)	2,081	216,799
Cinemark Holdings, Inc.	4,904	144,374
Clear Channel Outdoor Holdings, Inc., Class A(a)	1,823	13,654
Comcast Corp, Class A	114,455	4,808,254
DIRECTV(a)	24,430	1,382,982
Discovery Communications, Inc., Class A(a)	10,183	801,809
DISH Network Corp., Class A	8,710	330,109
DreamWorks Animation SKG, Inc., Class A(a)	2,903	55,041
Gannett Co., Inc.(b)	10,025	219,247
The Interpublic Group of Cos., Inc.	17,659	230,097
John Wiley & Sons, Inc., Class A(b)	2,007	78,193
Lamar Advertising Co.(a)	3,288	159,830
Liberty Global, Inc., Class A(a)(b)	11,183	820,832
Liberty Media Corp., Class A(a)	4,628	516,624
Madison Square Garden, Inc., Class A(a)	2,588	149,069
Morningstar, Inc.(b)	963	67,333
News Corp., Class A	89,282	2,724,887
Omnicom Group, Inc.(b)	11,623	684,595
Pandora Media, Inc.(a)(b)	4,364	61,794
Regal Entertainment Group, Class A(b)	3,491	58,195
Scripps Networks Interactive, Inc., Class A(b)	3,624	233,168
Sirius XM Radio, Inc.(b)	162,076	499,194
Starz – Liberty Capital(a)	4,637	102,709
Thomson Reuters Corp.(b)	15,829	514,126
Time Warner Cable, Inc.	12,597	1,210,068
Time Warner, Inc.	40,915	2,357,522
Viacom, Inc., Class B	21,099	1,299,065
Virgin Media, Inc.	11,843	579,952
The Walt Disney Co.	76,181	4,327,081
The Washington Post Co., Class B(b)	181	80,907

		26,300,032

Metals & Mining – 0.7%
Alcoa, Inc.(b)	45,491	387,583
Allegheny Technologies, Inc.(b)	4,573	145,010
Allied Nevada Gold Corp.(a)	3,845	63,289
Carpenter Technology Corp.(b)	1,897	93,503
Cliffs Natural Resources, Inc.(b)	6,813	129,515
Commercial Metals Co.(b)	4,957	78,568
Compass Minerals International, Inc.(b)	1,413	111,486

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	213

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc.	40,458	$1,339,160
Molycorp, Inc.(a)(b)	4,103	21,336
Newmont Mining Corp.	20,914	876,087
Nucor Corp.	13,518	623,856
Reliance Steel & Aluminum Co.	3,206	228,171
Royal Gold, Inc.(b)	2,734	194,196
Southern Copper Corp.(b)	6,923	260,097
Steel Dynamics, Inc.	9,352	148,416
Tahoe Resources, Inc.(a)(b)	3,464	60,932
United States Steel Corp.(b)	6,150	119,925
Walter Energy, Inc.	2,672	76,152

		4,957,282

Multi-Utilities – 1.1%
Alliant Energy Corp.	4,734	237,552
Ameren Corp.	10,348	362,387
Centerpoint Energy, Inc.	18,221	436,575
CMS Energy Corp.	11,158	311,755
Consolidated Edison, Inc.	12,487	762,082
Dominion Resources, Inc.	24,361	1,417,323
DTE Energy Co.	7,254	495,738
Integrys Energy Group, Inc.	3,341	194,313
MDU Resources Group, Inc.	8,058	201,369
NiSource, Inc.	13,210	387,581
PG&E Corp.	18,004	801,718
Public Service Enterprise Group, Inc.	21,568	740,645
SCANA Corp.	5,000	255,800
Sempra Energy	10,274	821,304
TECO Energy, Inc.(b)	9,206	164,051
Vectren Corp.(b)	3,501	124,005
Wisconsin Energy Corp.(b)	9,828	421,523

		8,135,721

Multiline Retail – 0.7%
Big Lots, Inc.(a)(b)	2,545	89,762
Dillard’s Inc, Class A	1,258	98,816
Dollar General Corp.(a)	7,877	398,419
Dollar Tree, Inc.(a)	9,891	479,021
Family Dollar Stores, Inc.	4,124	243,522
J.C. Penney Co., Inc.(b)	6,817	103,005
Kohl’s Corp.	9,808	452,443
Macy’s, Inc.	16,529	691,573
Nordstrom, Inc.(b)	6,352	350,821
Sears Holdings Corp.(a)(b)	1,547	77,304
Target Corp.(b)	28,184	1,929,195

		4,913,881

Office Electronics – 0.1%
Xerox Corp.(b)	54,263	466,662
Zebra Technologies Corp., Class A(a)	2,215	104,393

		571,055

Oil, Gas & Consumable Fuels – 8.2%
Alpha Natural Resources, Inc.(a)	9,417	77,314
Anadarko Petroleum Corp.	21,294	1,862,160
Apache Corp.	16,660	1,285,486
Cabot Oil & Gas Corp.	8,946	604,839
Cheniere Energy, Inc.(a)	9,146	256,088

214	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp.(b)	28,240	$576,378
Chevron Corp.	84,076	9,989,910
Cimarex Energy Co.(b)	3,656	275,809
Cobalt International Energy, Inc.(a)	7,850	221,370
Concho Resources, Inc.(a)	4,436	432,200
ConocoPhillips	53,899	3,239,330
CONSOL Energy, Inc.	9,705	326,573
Continental Resources, Inc.(a)	1,800	156,474
Denbury Resources, Inc.(a)	16,661	310,728
Devon Energy Corp.(b)	17,239	972,624
Energen Corp.	3,079	160,139
EOG Resources, Inc.	11,492	1,471,780
EQT Corp.	5,613	380,281
EXCO Resources, Inc.(b)	5,315	37,896
Exxon Mobil Corp.	199,298	17,958,743
Golar LNG Ltd.	1,860	68,746
Hess Corp.	12,976	929,211
HollyFrontier Corp.(b)	8,818	453,686
Kinder Morgan, Inc.(b)	20,828	805,627
Kosmos Energy Ltd.(a)	3,032	34,262
Laredo Petroleum Holdings, Inc.(a)(b)	898	16,424
Marathon Oil Corp.	30,067	1,013,859
Marathon Petroleum Corp.	14,524	1,301,350
Murphy Oil Corp.(b)	8,279	527,621
Newfield Exploration Co.(a)	5,756	129,050
Noble Energy, Inc.	7,579	876,587
Occidental Petroleum Corp.	34,570	2,709,251
Peabody Energy Corp.	11,621	245,784
Phillips 66	26,652	1,864,841
Pioneer Natural Resources Co.(b)	5,701	708,349
Plains Exploration & Production Co.(a)	5,499	261,038
QEP Resources, Inc.	7,610	242,302
Range Resources Corp.	6,915	560,392
SandRidge Energy, Inc.(a)(b)	20,904	110,164
SM Energy Co.	2,738	162,144
Southwestern Energy Co.(a)	14,886	554,652
Spectra Energy Corp.	27,827	855,680
Teekay Corp.(b)	1,552	55,810
Tesoro Corp.	5,985	350,422
Ultra Petroleum Corp.(a)	6,529	131,233
Valero Energy Corp.	23,568	1,072,108
Whiting Petroleum Corp.(a)	5,018	255,115
The Williams Cos., Inc.	28,735	1,076,413
World Fuel Services Corp.	3,070	121,940
WPX Energy, Inc.(a)	8,484	135,914

		58,226,097

Paper & Forest Products – 0.1%
Domtar Corp.	1,463	113,558
International Paper Co.	18,644	868,438

		981,996

Personal Products – 0.2%
Avon Products, Inc.	18,415	381,743
The Estee Lauder Cos., Inc., Class A	9,812	628,262
Herbalife Ltd.(b)	4,609	172,607

Russell 1000 Index Master Portfolio	MARCH 31, 2013	215

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
Nu Skin Enterprises, Inc.(b)	2,292	$101,307

		1,283,919

Pharmaceuticals – 5.2%
AbbVie, Inc.	67,063	2,734,829
Actavis, Inc.(a)	5,433	500,434
Allergan, Inc.	12,937	1,444,157
Bristol-Myers Squibb Co.	71,994	2,965,433
Eli Lilly & Co.	43,674	2,480,247
Endo Health Solutions, Inc.(a)	4,737	145,710
Forest Laboratories, Inc.(a)	11,330	430,993
Hospira, Inc.(a)	7,045	231,287
Johnson & Johnson	117,052	9,543,250
Merck & Co., Inc.	129,635	5,733,756
Mylan, Inc.(a)	17,307	500,865
Perrigo Co.	3,984	473,020
Pfizer, Inc.	319,148	9,210,611
Salix Pharmaceuticals Ltd.(a)	2,593	132,710
Warner Chilcott Plc, Class A	7,158	96,991
Zoetis, Inc.(a)	4,221	140,981

		36,765,274

Professional Services – 0.3%
The Dun & Bradstreet Corp.(b)	1,745	145,969
Equifax, Inc.	5,135	295,725
IHS Inc, Class A(a)	2,148	224,939
Manpower, Inc.(b)	3,422	194,096
Nielsen Holdings NV	5,189	185,870
Robert Half International, Inc.(b)	6,100	228,933
Towers Watson & Co., Class A(b)	2,592	179,677
Verisk Analytics, Inc., Class A(a)	6,268	386,297

		1,841,506

Real Estate Investment Trusts (REITs) – 3.1%
Alexandria Real Estate Equities, Inc.	2,649	188,026
American Campus Communities, Inc.	4,411	199,995
American Capital Agency Corp.	16,897	553,884
American Tower Corp.	16,820	1,293,794
Annaly Capital Management, Inc.	41,553	660,277
Apartment Investment & Management Co., Class A (b)	6,124	187,762
AvalonBay Communities, Inc.	4,877	617,770
BioMed Realty Trust, Inc.	7,221	155,974
Boston Properties, Inc.	6,387	645,470
Brandywine Realty Trust (b)	6,122	90,912
BRE Properties, Inc.	3,274	159,378
Camden Property Trust (b)	3,604	247,523
CBL & Associates Properties, Inc.	6,344	149,718
Chimera Investment Corp.	43,856	139,901
CommonWealth REIT	5,043	113,165
Corporate Office Properties Trust	2,739	73,076
Corrections Corp. of America	4,267	166,712
DDR Corp. (b)	10,137	176,587
Digital Realty Trust, Inc. (b)	5,473	366,198
Douglas Emmett, Inc. (b)	5,961	148,608
Duke Realty Corp. (b)	13,697	232,575
Equity Lifestyle Properties, Inc. (b)	1,763	135,398
Equity Residential	13,835	761,755
Essex Property Trust, Inc. (b)	1,619	243,789

216	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Extra Space Storage, Inc.	4,707	$184,844
Federal Realty Investment Trust	2,726	294,517
General Growth Properties, Inc.	22,516	447,618
Hatteras Financial Corp.	4,176	114,548
HCP, Inc.	19,272	960,902
Health Care REIT, Inc.	11,043	749,930
Home Properties, Inc.(b)	2,188	138,763
Hospitality Properties Trust	5,956	163,433
Host Hotels & Resorts, Inc.(b)	30,664	536,313
Kilroy Realty Corp.	3,188	167,051
Kimco Realty Corp.(b)	17,354	388,730
Liberty Property Trust(b)	4,421	175,735
The Macerich Co.(b)	5,653	363,940
Mack-Cali Realty Corp.	3,751	107,316
MFA Financial, Inc.	15,239	142,027
Mid-America Apartment Communities, Inc.	1,748	120,717
National Retail Properties, Inc.(b)	4,937	178,571
Piedmont Office Realty Trust, Inc., Class A(b)	7,374	144,457
Plum Creek Timber Co., Inc.(b)	6,887	359,501
Post Properties, Inc.	2,311	108,848
Prologis, Inc.	19,628	784,727
Public Storage	6,082	926,410
Rayonier, Inc.(b)	5,223	311,656
Realty Income Corp.	8,361	379,171
Regency Centers Corp.	3,837	203,016
Retail Properties of America, Inc. , Class A(b)	3,642	53,902
Senior Housing Properties Trust	8,024	215,284
Simon Property Group, Inc.	12,923	2,049,071
SL Green Realty Corp.	3,823	329,199
Tanger Factory Outlet Centers	3,955	143,092
Taubman Centers, Inc.	2,508	194,771
UDR, Inc.	10,552	255,253
Ventas, Inc.	12,322	901,970
Vornado Realty Trust	7,915	662,011
Weingarten Realty Investors(b)	5,173	163,208
Weyerhaeuser Co.	22,914	719,041

		21,847,790

Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.(a)	1,805	64,529
CBRE Group, Inc., Class A(a)	13,991	353,273
Forest City Enterprises, Inc., Class A(a)	6,395	113,639
The Howard Hughes Corp.(a)	1,172	98,225
Jones Lang LaSalle, Inc.(b)	1,867	185,599
Realogy Holdings Corp.(a)	2,098	102,466
The St Joe Co.(a)(b)	2,168	46,070

		963,801

Road & Rail – 0.9%
Con-way, Inc.	2,385	83,976
CSX Corp.	44,298	1,091,060
Hertz Global Holdings, Inc.(a)	10,601	235,978
JB Hunt Transport Services, Inc.(b)	3,831	285,333
Kansas City Southern(b)	4,690	520,121
Landstar System, Inc.	2,005	114,465
Norfolk Southern Corp.	13,887	1,070,410
Ryder System, Inc.	2,189	130,793

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	217

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail (concluded)
Union Pacific Corp.	20,298	$2,890,638

		6,422,774

Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc.(a)(b)	26,877	68,536
Altera Corp.	13,757	487,961
Analog Devices, Inc.	12,720	591,353
Applied Materials, Inc.	51,062	688,316
Atmel Corp.(a)	18,949	131,885
Avago Technologies Ltd.	10,402	373,640
Broadcom Corp., Class A	23,490	814,398
Cree, Inc.(a)	4,955	271,088
Cypress Semiconductor Corp.(b)	6,115	67,448
Fairchild Semiconductor International, Inc.(a)	5,442	76,950
Freescale Semiconductor Holdings I Ltd.(a)(b)	2,153	32,058
Intel Corp.	214,429	4,685,274
KLA-Tencor Corp.	7,136	376,353
Lam Research Corp.(a)	6,925	287,110
Linear Technology Corp.	9,818	376,717
LSI Corp.(a)	24,282	164,632
Marvell Technology Group Ltd.(b)	18,720	198,057
Maxim Integrated Products, Inc.	12,461	406,852
Microchip Technology, Inc.(b)	8,257	303,527
Micron Technology, Inc.(a)	42,202	421,176
NVIDIA Corp.	26,392	338,345
ON Semiconductor Corp.(a)	19,382	160,483
PMC – Sierra, Inc.(a)	8,920	60,567
Silicon Laboratories, Inc.(a)	1,833	75,813
Skyworks Solutions, Inc.(a)	8,094	178,311
Teradyne, Inc.(a)(b)	7,971	129,290
Texas Instruments, Inc.(b)	48,778	1,730,643
Xilinx, Inc.	11,254	429,565

		13,926,348

Software – 3.3%
Activision Blizzard, Inc.	18,069	263,265
Adobe Systems, Inc.(a)	21,150	920,237
ANSYS, Inc.(a)	3,973	323,482
Autodesk, Inc.(a)	9,854	406,379
BMC Software, Inc.(a)	6,095	282,381
CA, Inc.	15,132	380,873
Cadence Design Systems, Inc.(a)	11,723	163,301
Citrix Systems, Inc.(a)	7,939	572,878
Compuware Corp.(a)	9,302	116,275
Concur Technologies, Inc.(a)	1,946	133,612
Electronic Arts, Inc.(a)	12,803	226,613
FactSet Research Systems, Inc.(b)	1,917	177,514
Fortinet, Inc.(a)	5,576	132,040
Informatica Corp.(a)	4,621	159,286
Intuit, Inc.	12,520	821,938
MICROS Systems, Inc.(a)	3,429	156,054
Microsoft Corp.	320,812	9,178,431
NetSuite, Inc.(a)	1,340	107,281
Nuance Communications, Inc.(a)	10,310	208,056
Oracle Corp.	162,851	5,266,601
Red Hat, Inc.(a)	8,224	415,806
Rovi Corp.(a)	4,420	94,632
Salesforce.com, Inc.(a)	6,243	1,116,436
ServiceNow, Inc.(a)(b)	686	24,833

218	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Software (concluded)
SolarWinds, Inc.(a)	2,630	$155,433
Solera Holdings, Inc.(b)	2,966	173,007
Splunk, Inc.(a)	667	26,700
Symantec Corp.(a)	30,728	758,367
Synopsys, Inc.(a)	6,555	235,194
TIBCO Software, Inc.(a)	7,042	142,389
VMware, Inc., Class A(a)	3,772	297,535
Workday Inc. Class A(a)	1,091	67,238
Zynga Inc, Class A(a)	6,042	20,301

		23,524,368

Specialty Retail – 2.3%
Aaron’s, Inc.	3,249	93,181
Abercrombie & Fitch Co., Class A	3,396	156,895
Advance Auto Parts, Inc.	3,136	259,190
American Eagle Outfitters, Inc.(b)	8,365	156,426
Ascena Retail Group, Inc.(a)	5,250	97,388
AutoNation, Inc.(a)	1,500	65,625
AutoZone, Inc.(a)	1,538	610,232
Bed Bath & Beyond, Inc.(a)	9,912	638,531
Best Buy Co., Inc.(b)	11,489	254,481
CarMax, Inc.(a)	9,731	405,783
Chico’s FAS, Inc.	7,161	120,305
Dick’s Sporting Goods, Inc.	3,962	187,403
DSW Inc, Class A	1,409	89,894
Foot Locker, Inc.	6,481	221,909
GameStop Corp., Class A(b)	5,315	148,661
The Gap, Inc.(b)	12,918	457,297
GNC Holdings Inc, Class A	2,943	115,601
Guess?, Inc.(b)	2,622	65,104
The Home Depot, Inc.	65,239	4,552,377
L Brands, Inc. (f/k/a Limited Brands, Inc.)	10,294	459,730
Lowe’s Cos., Inc.	47,939	1,817,847
O’Reilly Automotive, Inc.(a)	4,747	486,805
PetSmart, Inc.	4,624	287,150
Ross Stores, Inc.	9,659	585,529
Sally Beauty Holdings, Inc.(a)	6,609	194,172
Sears Hometown & Outlet Stores, Inc.(a)	344	13,880
Signet Jewelers Ltd.	3,631	243,277
Staples, Inc.(b)	29,390	394,708
Tiffany & Co.(b)	5,405	375,864
The TJX Cos., Inc.	31,584	1,476,552
Tractor Supply Co.	3,073	319,992
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	2,683	217,779
Urban Outfitters, Inc.(a)	4,542	175,957
Williams-Sonoma, Inc.(b)	3,774	194,437

		15,939,962

Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.(a)	2,067	118,377
Coach, Inc.	12,252	612,478
Deckers Outdoor Corp. (a)(b)	1,507	83,925
Fossil, Inc.(a)	2,331	225,175
Hanesbrands, Inc.(a)	4,163	189,666
Michael Kors Holdings Ltd.(a)	3,617	205,409
NIKE, Inc., Class B	30,831	1,819,337
PVH Corp.	3,320	354,609
Ralph Lauren Corp.	2,629	445,116
Under Armour Inc, Class A (a)(b)	3,315	169,728

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	219

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
VF Corp.(b)	3,737	$626,882

		4,850,702

Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial, Inc.(b)	6,537	78,902
Hudson City Bancorp, Inc.	22,537	194,720
New York Community Bancorp, Inc.(b)	18,732	268,804
People’s United Financial, Inc.(b)	14,336	192,676
TFS Financial Corp.(a)	3,445	37,309
Washington Federal, Inc.(b)	4,569	79,957

		852,368

Tobacco – 1.6%
Altria Group, Inc.	86,731	2,982,679
Lorillard, Inc.	16,694	673,603
Philip Morris International, Inc.	72,693	6,739,368
Reynolds American, Inc.	14,035	624,417

		11,020,067

Trading Companies & Distributors – 0.3%
Air Lease Corp.	2,881	84,471
Fastenal Co.(b)	12,623	648,191
GATX Corp.(b)	2,001	103,992
MRC Global, Inc.(a)	976	32,140
MSC Industrial Direct Co., Inc.(b)	1,945	166,842
United Rentals, Inc.(a)	3,999	219,825
W.W. Grainger, Inc.(b)	2,491	560,425
WESCO International, Inc.(a)	1,861	135,127

		1,951,013

Water Utilities – 0.1%
American Water Works Co., Inc.	7,516	311,463
Aqua America, Inc.(b)	5,936	186,628

		498,091

Wireless Telecommunication Services – 0.3%
Clearwire Corp, Class A(a)	15,007	48,623
Crown Castle International Corp.(a)	12,491	869,873
MetroPCS Communications, Inc.(a)	12,963	141,297
NII Holdings, Inc. (a)(b)	7,320	31,696
SBA Communications Corp, Class A(a)	5,172	372,487
Sprint Nextel Corp.(a)	127,849	793,942
Telephone & Data Systems, Inc.	4,059	85,523
United States Cellular Corp.(a)	593	21,348

		2,364,789

Investment Companies – 0.8%
iShares Russell 1000 Index Fund(b)(c)	61,286	5,344,752
Total Long-Term Investments (Cost – $607,769,807) – 97.4%		687,819,776

220	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Short-Term Securities
Money Market Funds – 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(c)(d)(e)	71,825,136	$71,825,136
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(c)(d)(e)	9,481,321	9,481,321

		81,306,457

	Par (000)
US Treasury Obligations – 0.1%
US Treasury Bills,
0.07%, 6/20/13(f)(g)	$988	987,849

Total Short-Term Securities (Cost – $ 82,294,306) – 11.6%		82,294,306

Total Investments (Cost – $ 690,064,113*) – 109.0%		770,114,082
Liabilities in Excess of Other Assets – (9.0)%		(63,617,630)

Net Assets – 100.0%		$706,496,452

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$693,302,529

Gross unrealized appreciation	$85,956,495
Gross unrealized depreciation	(9,144,942)

Net unrealized appreciation	$76,811,553

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2012	Shares Purchased		Shares Sold	Shares held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	42,319,496	29,505,640	[1]	–	71,825,136	$71,825,136	$48,390	–
BlackRock Cash Funds: Prime, SL Agency Shares	7,785,846	1,695,475	[1]	–	9,481,321	$9,481,321	$4,986	–
BlackRock, Inc.	3,688	1,982		(241)	5,429	$1,394,602	$9,373	$16,641
iShares Russell 1000 Index Fund	86,286	–		(25,000)	61,286	$5,344,752	$23,985	$71,180
PNC Financial Services Group, Inc.	15,313	8,230		(1,003)	22,540	$1,498,910	$6,820	$5,391

[1]	Represents net shares purchased.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	221

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
18	S&P MidCap 400 E-mini	Chicago Mercantile	June 2013	$2,071,800	$46,043
204	S&P 500 E Mini Index	Chicago Mercantile	June 2013	$15,939,540	217,584

					$263,627

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$682,475,024	–	–	$682,475,024
Investment Companies	5,344,752	–	–	5,344,752
Short-Term Securities:
Money Market Funds	81,306,457	–	–	81,306,457
US Treasury Obligations	–	$987,849	–	987,849

Total	$769,126,233	$987,849	–	$770,114,082

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$263,627	–	–	$263,627

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

222	RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$127,975	–	–	$127,975
Liabilities:
Collateral on securities loaned at value	–	$(65,009,837)	–	(65,009,837)

Total	$127,975	$(65,009,837)	–	$(64,881,862)

There were no transfers between levels during the period ended March 31, 2013.

RUSSELL 1000 INDEX MASTER PORTFOLIO	MARCH 31, 2013	223

Schedule of Investments March 31, 2013 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.3%
The Boeing Co.	89,525	$7,685,721
General Dynamics Corp.	43,696	3,081,005
Honeywell International, Inc.	103,106	7,769,037
L-3 Communications Holdings, Inc.	11,853	959,145
Lockheed Martin Corp.	35,229	3,400,303
Northrop Grumman Corp.	31,228	2,190,644
Precision Castparts Corp.	19,263	3,652,650
Raytheon Co.	42,841	2,518,622
Rockwell Collins, Inc.	18,000	1,136,160
Textron, Inc.(a)	35,792	1,066,960
United Technologies Corp.	110,940	10,365,124

		43,825,371

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.(a)	21,183	1,259,541
Expeditors International of Washington, Inc.	27,221	972,062
FedEx Corp.	38,467	3,777,460
United Parcel Service, Inc., Class B	94,069	8,080,527

		14,089,590

Airlines – 0.1%
Southwest Airlines Co.	95,955	1,293,473

Auto Components – 0.3%
BorgWarner, Inc.(b)	15,240	1,178,662
Delphi Automotive Plc	38,578	1,712,863
The Goodyear Tire & Rubber Co.(b)	32,127	405,121
Johnson Controls, Inc.(a)	90,003	3,156,405

		6,453,051

Automobiles – 0.4%
Ford Motor Co.	515,957	6,784,834
Harley-Davidson, Inc.(a)	29,719	1,584,023

		8,368,857

Beverages – 2.3%
Beam, Inc.	21,077	1,339,233
Brown-Forman Corp., Class B(a)	19,925	1,422,645
The Coca-Cola Co.	504,315	20,394,499
Coca-Cola Enterprises, Inc.	34,581	1,276,730
Constellation Brands, Inc., Class A(b)	20,031	954,277
Dr. Pepper Snapple Group, Inc.	26,837	1,259,997
Molson Coors Brewing Co., Class B	20,512	1,003,652
Monster Beverage Corp.(b)	18,992	906,678
PepsiCo, Inc.	202,964	16,056,482

		44,614,193

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.(b)	25,672	2,365,418
Amgen, Inc.	98,490	10,096,210
Biogen Idec, Inc.(b)	31,085	5,996,607
Celgene Corp.(b)	55,110	6,387,800
Gilead Sciences, Inc.(b)	200,272	9,799,309

		34,645,344

Building Products – 0.1%
Masco Corp.(a)	46,895	949,624

Capital Markets – 2.0%
Ameriprise Financial, Inc.(a)	26,798	1,973,673
The Bank of New York Mellon Corp.	153,146	4,286,556
BlackRock, Inc. (c)	16,544	4,249,823
The Charles Schwab Corp.	144,543	2,556,966
E*Trade Financial Corp.(b)	33,617	360,038
Franklin Resources, Inc.(a)	18,168	2,739,916
The Goldman Sachs Group, Inc.	57,584	8,473,485
Invesco Ltd.	58,083	1,682,084
Legg Mason, Inc.(a)	15,164	487,522
Morgan Stanley	180,713	3,972,072
Northern Trust Corp.(a)	28,648	1,563,035
State Street Corp.	60,144	3,553,909
T. Rowe Price Group, Inc.	34,063	2,550,297

		38,449,376

Chemicals – 2.3%
Air Products & Chemicals, Inc.	27,339	2,381,774
Airgas, Inc.(a)	9,009	893,332
CF Industries Holdings, Inc.	8,285	1,577,215
The Dow Chemical Co.(a)	158,422	5,044,156
E.I. du Pont de Nemours & Co.	122,900	6,041,764
Eastman Chemical Co.	20,241	1,414,239
Ecolab, Inc.(a)	34,912	2,799,244
FMC Corp.	18,096	1,032,015
International Flavors & Fragrances, Inc.(a)	10,697	820,139
LyondellBasell Industries NV, Class A	49,939	3,160,639
Monsanto Co.	70,485	7,445,331
The Mosaic Co.	36,387	2,169,029
PPG Industries, Inc.	18,787	2,516,331
Praxair, Inc.(a)	39,008	4,350,952
The Sherwin-Williams Co.	11,286	1,906,093
Sigma-Aldrich Corp.(a)	15,804	1,227,655

		44,779,908

Commercial Banks – 2.7%
BB&T Corp.	92,040	2,889,136
Comerica, Inc.(a)	24,746	889,619
Fifth Third Bancorp	115,281	1,880,233
First Horizon National Corp.(a)	32,056	342,358
Huntington Bancshares, Inc.	111,052	820,674
KeyCorp	121,751	1,212,640
M&T Bank Corp.(a)	16,079	1,658,710
The PNC Financial Services Group, Inc. (c)	69,508	4,622,282
Regions Financial Corp.	185,828	1,521,931
SunTrust Banks, Inc.	70,871	2,041,793
US Bancorp	245,217	8,320,213
Wells Fargo & Co.	644,897	23,854,740
Zions Bancorporation(a)	24,132	603,059

		50,657,388

224	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies – 0.6%
The ADT Corp.	30,559	$1,495,558
Avery Dennison Corp.	13,127	565,380
Cintas Corp.	13,833	610,450
Iron Mountain, Inc.(a)	21,985	798,275
Pitney Bowes, Inc.(a)	26,420	392,601
Republic Services, Inc.(a)	39,214	1,294,062
Stericycle, Inc.(b)	11,316	1,201,533
Tyco International Ltd.	61,279	1,960,928
Waste Management, Inc.(a)	57,504	2,254,732

		10,573,519

Communications Equipment – 1.9%
Cisco Systems, Inc.	701,458	14,667,487
F5 Networks, Inc.(b)	10,347	921,711
Harris Corp.(a)	14,867	688,937
JDS Uniphase Corp.(b)	30,917	413,360
Juniper Networks, Inc.(b)	67,728	1,255,677
Motorola Solutions, Inc.(a)	36,343	2,327,042
QUALCOMM, Inc.	226,032	15,132,842

		35,407,056

Computers & Peripherals – 4.0%
Apple, Inc.	123,546	54,685,166
Dell, Inc.	192,070	2,752,363
EMC Corp.(b)	276,830	6,613,469
Hewlett-Packard Co.	257,007	6,127,047
NetApp, Inc.(b)	47,387	1,618,740
SanDisk Corp.(b)	31,820	1,750,100
Seagate Technology Plc	42,078	1,538,372
Western Digital Corp.	28,537	1,434,840

		76,520,097

Construction & Engineering – 0.2%
Fluor Corp.(a)	21,412	1,420,258
Jacobs Engineering Group, Inc.(b)	17,145	964,235
Quanta Services, Inc.(b)	28,020	800,811

		3,185,304

Construction Materials – 0.1%
Vulcan Materials Co.(a)	17,085	883,294

Consumer Finance – 0.9%
American Express Co.(a)	126,472	8,531,801
Capital One Financial Corp.	76,585	4,208,346
Discover Financial Services	65,224	2,924,644
SLM Corp.(a)	59,746	1,223,598

		16,888,389

Containers & Packaging – 0.1%
Ball Corp.	19,705	937,564
Bemis Co.(a)	13,527	545,950
Owens-Illinois, Inc.(b)	21,587	575,294
Sealed Air Corp.	25,650	618,421

		2,677,229

Distributors – 0.1%
Genuine Parts Co.(a)	20,376	1,589,328

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)(b)	13,092	227,670
H&R Block, Inc.	35,603	1,047,440

		1,275,110

Diversified Financial Services – 3.5%
Bank of America Corp.	1,423,493	17,338,145
Citigroup, Inc.	399,775	17,686,046
CME Group, Inc.	40,360	2,477,701
IntercontinentalExchange, Inc.(b)	9,560	1,558,949
JPMorgan Chase & Co.	503,543	23,898,151
Leucadia National Corp.	38,459	1,054,930
Moody’s Corp.	25,513	1,360,353
The NASDAQ OMX Group, Inc.(a)	15,543	502,039
NYSE Euronext	31,963	1,235,050

		67,111,364

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	722,564	26,510,873
CenturyLink, Inc.(a)	82,307	2,891,445
Frontier Communications Corp.(a)	130,617	519,856
Verizon Communications, Inc.(a)	376,030	18,481,874
Windstream Corp.(a)	77,570	616,682

		49,020,730

Electric Utilities – 1.9%
American Electric Power Co., Inc.	63,875	3,106,241
Duke Energy Corp.(a)	92,694	6,728,658
Edison International	42,845	2,155,961
Entergy Corp.(a)	23,415	1,480,765
Exelon Corp.	112,459	3,877,586
FirstEnergy Corp.	54,998	2,320,916
NextEra Energy, Inc.	55,752	4,330,815
Northeast Utilities, Inc.	41,332	1,796,289
Pepco Holdings, Inc.	30,140	644,996
Pinnacle West Capital Corp.	14,397	833,442
PPL Corp.(a)	76,649	2,399,880
The Southern Co.(a)	114,372	5,366,334
Xcel Energy, Inc.	64,206	1,906,918

		36,948,801

Electrical Equipment – 0.6%
Eaton Corp. Plc	61,964	3,795,295
Emerson Electric Co.(a)	95,010	5,308,209
Rockwell Automation, Inc.	18,382	1,587,286
Roper Industries, Inc.(a)	13,002	1,655,284

		12,346,074

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A(a)	21,023	1,569,367
Corning, Inc.	193,989	2,585,873
Flir Systems, Inc.(a)	19,150	498,092
Jabil Circuit, Inc.	24,337	449,748
Molex, Inc.(a)	18,247	534,272
TE Connectivity Ltd.(a)	55,340	2,320,406

		7,957,758

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	225

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	58,104	$2,696,607
Cameron International Corp.(b)	32,593	2,125,064
Diamond Offshore Drilling, Inc.(a)	9,167	637,656
Ensco Plc, Class A(a)	30,565	1,833,900
FMC Technologies, Inc.(b)	31,231	1,698,654
Halliburton Co.	122,570	4,953,054
Helmerich & Payne, Inc.	13,965	847,675
Nabors Industries Ltd.	38,308	621,356
National Oilwell Varco, Inc.	56,116	3,970,207
Noble Corp.	33,220	1,267,343
Rowan Cos. Plc, Class A(b)	16,267	575,201
Schlumberger Ltd.	174,740	13,086,279

		34,312,996

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	57,305	6,080,634
CVS Caremark Corp.	162,021	8,909,535
The Kroger Co.	68,175	2,259,319
Safeway, Inc.	31,467	829,155
Sysco Corp.(a)	77,047	2,709,743
Wal-Mart Stores, Inc.	220,046	16,466,042
Walgreen Co.	113,128	5,393,943
Whole Foods Market, Inc.	22,670	1,966,623

		44,614,994

Food Products – 1.8%
Archer-Daniels-Midland Co.	86,617	2,921,591
Campbell Soup Co.(a)	23,526	1,067,139
ConAgra Foods, Inc.	54,420	1,948,780
Dean Foods Co.(b)	24,517	444,493
General Mills, Inc.	85,048	4,193,717
H.J. Heinz Co.	42,172	3,047,771
The Hershey Co.(a)	19,741	1,727,930
Hormel Foods Corp.(a)	17,695	731,157
The J.M. Smucker Co.	14,132	1,401,329
Kellogg Co.	32,836	2,115,624
Kraft Foods Group, Inc.	77,938	4,016,145
McCormick & Co., Inc.(a)	17,442	1,282,859
Mead Johnson Nutrition Co.	26,646	2,063,733
Mondelez International, Inc., Class A	233,926	7,160,475
Tyson Foods, Inc., Class A(a)	37,399	928,243

		35,050,986

Gas Utilities – 0.1%
AGL Resources, Inc.	15,467	648,841
ONEOK, Inc.(a)	26,953	1,284,849

		1,933,690

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	71,855	5,219,547
Becton Dickinson & Co.(a)	25,541	2,441,975
Boston Scientific Corp.(b)	178,860	1,396,897
C.R. Bard, Inc.	10,012	1,009,009
CareFusion Corp.(b)	29,255	1,023,632
Covidien Plc	62,122	4,214,356
DENTSPLY International, Inc.(a)	18,770	796,223
Edwards Lifesciences Corp.(b)	15,035	1,235,276
Intuitive Surgical, Inc.(b)	5,278	2,592,501
Medtronic, Inc.(a)	133,038	6,247,465
St. Jude Medical, Inc.(a)	37,222	1,505,258
Stryker Corp.(a)	38,032	2,481,208
Varian Medical Systems, Inc.(b)	14,380	1,035,360
Zimmer Holdings, Inc.(a)	22,308	1,678,008

		32,876,715

Health Care Providers & Services – 1.8%
Aetna, Inc.(a)	43,193	2,208,026
AmerisourceBergen Corp.(a)	30,324	1,560,170
Cardinal Health, Inc.	44,823	1,865,533
Cigna Corp.(a)	37,616	2,346,110
Coventry Health Care, Inc.	17,644	829,797
DaVita HealthCare Partners, Inc.(b)	11,095	1,315,756
Express Scripts Holding Co.(b)	107,669	6,207,118
Humana, Inc.	20,784	1,436,382
Laboratory Corp. of America Holdings(b)	12,271	1,106,844
McKesson Corp.	30,659	3,309,946
Patterson Cos., Inc.(a)	10,994	418,212
Quest Diagnostics, Inc.(a)	20,785	1,173,313
Tenet Healthcare Corp.(b)	13,766	654,986
UnitedHealth Group, Inc.	134,826	7,713,396
WellPoint, Inc.	39,985	2,648,207

		34,793,796

Health Care Technology – 0.1%
Cerner Corp.(b)	19,247	1,823,653

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	58,513	2,006,996
Chipotle Mexican Grill, Inc.(b)	4,090	1,332,808
Darden Restaurants, Inc.(a)	16,998	878,457
International Game Technology(a)	35,015	577,748
Marriott International, Inc., Class A	32,104	1,355,752
McDonald’s Corp.	131,923	13,151,404
Starbucks Corp.	98,565	5,614,262
Starwood Hotels & Resorts Worldwide, Inc.	25,519	1,626,326
Wyndham Worldwide Corp.	18,009	1,161,220
Wynn Resorts Ltd.(a)	10,488	1,312,678
Yum! Brands, Inc.	59,286	4,265,035

		33,282,686

Household Durables – 0.3%
D.R. Horton, Inc.(a)	36,810	894,483
Garmin Ltd.(a)	14,415	476,272
Harman International Industries, Inc.(a)	8,924	398,278
Leggett & Platt, Inc.(a)	18,752	633,443
Lennar Corp., Class A(a)	21,697	899,991
Newell Rubbermaid, Inc.(a)	37,613	981,699
PulteGroup, Inc.(b)	44,766	906,064

226	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
Whirlpool Corp.	10,325	$1,223,099

		6,413,329

Household Products – 2.1%
The Clorox Co.(a)	17,218	1,524,309
Colgate-Palmolive Co.	57,859	6,829,098
Kimberly-Clark Corp.(a)	51,020	4,998,940
The Procter & Gamble Co.	359,379	27,693,746

		41,046,093

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	81,305	1,022,004
NRG Energy, Inc.	42,564	1,127,520

		2,149,524

Industrial Conglomerates – 2.4%
3M Co.(a)	83,518	8,878,799
Danaher Corp.	76,325	4,743,599
General Electric Co.	1,368,144	31,631,489

		45,253,887

Insurance – 4.0%
ACE Ltd.	44,631	3,970,820
Aflac, Inc.	61,471	3,197,721
The Allstate Corp.	62,858	3,084,442
American International Group, Inc.(b)	194,207	7,539,116
Aon Plc	41,026	2,523,099
Assurant, Inc.	10,347	465,719
Berkshire Hathaway, Inc., Class B(b)	239,958	25,003,624
The Chubb Corp.	34,383	3,009,544
Cincinnati Financial Corp.(a)	19,305	911,003
Genworth Financial, Inc., Class A(b)	64,933	649,330
Hartford Financial Services Group, Inc.	57,401	1,480,946
Lincoln National Corp.(a)	35,776	1,166,655
Loews Corp.	40,834	1,799,554
Marsh & McLennan Cos., Inc.	72,119	2,738,358
MetLife, Inc.	143,853	5,469,291
Principal Financial Group, Inc.(a)	36,322	1,236,038
The Progressive Corp.	73,071	1,846,504
Prudential Financial, Inc.	61,161	3,607,887
Torchmark Corp.	12,356	738,889
The Travelers Cos., Inc.	49,751	4,188,537
Unum Group(a)	35,570	1,004,853
XL Group Plc	38,874	1,177,882

		76,809,812

Internet & Catalog Retail – 1.1%
Amazon.com, Inc.(b)	47,839	12,748,615
Expedia, Inc.(a)	12,294	737,763
Netflix, Inc.(b)	7,362	1,394,437
priceline.com, Inc.(b)	6,560	4,512,821
TripAdvisor, Inc.(b)	14,464	759,649

		20,153,285

Internet Software & Services – 2.1%
Akamai Technologies, Inc.(b)	23,394	825,574
eBay, Inc.(b)	153,499	8,322,716
Google, Inc., Class A(b)	35,131	27,895,068
VeriSign, Inc.(a)(b)	20,116	951,084
Yahoo! Inc.(b)	127,596	3,002,334

		40,996,776

IT Services – 3.7%
Accenture Plc, Class A	84,759	6,439,141
Automatic Data Processing, Inc.	63,796	4,148,016
Cognizant Technology Solutions Corp., Class A(b)	39,691	3,040,728
Computer Sciences Corp.(a)	20,185	993,708
Fidelity National Information Services, Inc.	38,548	1,527,272
Fiserv, Inc.(b)	17,533	1,539,923
International Business Machines Corp.	137,844	29,402,125
MasterCard, Inc., Class A(a)	13,895	7,519,001
Paychex, Inc.(a)	42,590	1,493,631
SAIC, Inc.(a)	37,300	505,415
Teradata Corp.(b)	21,848	1,278,326
Total System Services, Inc.	21,060	521,867
Visa, Inc., Class A	67,862	11,525,682
The Western Union Co.	74,970	1,127,549

		71,062,384

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	15,142	665,339
Mattel, Inc.(a)	45,301	1,983,731

		2,649,070

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	45,668	1,916,686
Life Technologies Corp.(b)	22,609	1,461,219
PerkinElmer, Inc.	15,012	505,004
Thermo Fisher Scientific, Inc.	47,077	3,600,920
Waters Corp.(b)	11,321	1,063,155

		8,546,984

Machinery – 1.7%
Caterpillar, Inc.	86,170	7,494,205
Cummins, Inc.	23,220	2,689,108
Deere & Co.(a)	51,274	4,408,539
Dover Corp.(a)	23,009	1,676,896
Flowserve Corp.	6,344	1,063,952
Illinois Tool Works, Inc.(a)	54,675	3,331,894
Ingersoll-Rand Plc	36,297	1,996,698
Joy Global, Inc.(a)	13,956	830,661
PACCAR, Inc.(a)	46,484	2,350,231
Pall Corp.(a)	14,606	998,612
Parker Hannifin Corp.	19,613	1,796,159

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	227

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Pentair Ltd., Registered Shares(a)	27,160	$1,432,690
Snap-On, Inc.	7,682	635,301
Stanley Black & Decker, Inc.(a)	21,083	1,707,091
Xylem, Inc.	24,456	674,007

		33,086,044

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	28,088	420,197
CBS Corp., Class B	77,026	3,596,344
Comcast Corp., Class A	347,317	14,590,787
DIRECTV(b)	75,383	4,267,432
Discovery Communications, Inc., Class A(b)	32,254	2,539,680
Gannett Co., Inc.(a)	30,197	660,408
The Interpublic Group of Cos., Inc.	54,608	711,542
The McGraw-Hill Cos., Inc.(a)	36,923	1,922,950
News Corp., Class A	263,162	8,031,704
Omnicom Group, Inc.(a)	34,426	2,027,691
Scripps Networks Interactive, Class A	11,327	728,779
Time Warner Cable, Inc.	38,902	3,736,926
Time Warner, Inc.	123,022	7,088,528
Viacom, Inc., Class B	59,944	3,690,752
The Walt Disney Co.	237,516	13,490,909
The Washington Post Co., Class B(a)	597	266,859

		67,771,488

Metals & Mining – 0.6%
Alcoa, Inc.	140,565	1,197,614
Allegheny Technologies, Inc.(a)	14,066	446,033
Cliffs Natural Resources, Inc.(a)	19,887	378,052
Freeport-McMoRan Copper & Gold, Inc.	124,895	4,134,024
Newmont Mining Corp.	65,327	2,736,548
Nucor Corp.(a)	41,773	1,927,824
United States Steel Corp.(a)	18,890	368,355

		11,188,450

Multi-Utilities – 1.2%
Ameren Corp.	31,892	1,116,858
CenterPoint Energy, Inc.	56,220	1,347,031
CMS Energy Corp.	34,806	972,480
Consolidated Edison, Inc.(a)	38,515	2,350,570
Dominion Resources, Inc.	75,804	4,410,277
DTE Energy Co.	22,686	1,550,361
Integrys Energy Group, Inc.(a)	10,296	598,815
NiSource, Inc.	40,905	1,200,153
PG&E Corp.(a)	57,686	2,568,758
Public Service Enterprise Group, Inc.(a)	66,535	2,284,812
SCANA Corp.(a)	17,400	890,184
Sempra Energy(a)	29,755	2,378,615
TECO Energy, Inc.(a)	26,911	479,554
Wisconsin Energy Corp.(a)	30,151	1,293,176

		23,441,644

Multiline Retail – 0.8%
Dollar General Corp.(b)	39,781	2,012,123
Dollar Tree, Inc.(b)	29,854	1,445,829
Family Dollar Stores, Inc.	12,597	743,853
JC Penney Co., Inc.(a)	18,688	282,376
Kohl’s Corp.(a)	27,802	1,282,506
Macy’s, Inc.	52,016	2,176,350
Nordstrom, Inc.(a)	19,735	1,089,964
Target Corp.(a)	85,607	5,859,799

		14,892,800

Office Electronics – 0.1%
Xerox Corp.(a)	161,251	1,386,759

Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	65,845	5,758,145
Apache Corp.	51,528	3,975,901
Cabot Oil & Gas Corp.	27,670	1,870,769
Chesapeake Energy Corp.(a)	68,458	1,397,228
Chevron Corp.	255,610	30,371,580
ConocoPhillips	160,623	9,653,442
CONSOL Energy, Inc.	30,058	1,011,452
Denbury Resources, Inc.(b)	49,245	918,419
Devon Energy Corp.	49,658	2,801,704
EOG Resources, Inc.	35,745	4,577,862
EQT Corp.	19,791	1,340,840
Exxon Mobil Corp.	589,497	53,119,575
Hess Corp.	39,078	2,798,376
Kinder Morgan, Inc.	83,090	3,213,921
Marathon Oil Corp.	93,080	3,138,658
Marathon Petroleum Corp.	43,629	3,909,158
Murphy Oil Corp.	23,864	1,520,853
Newfield Exploration Co.(b)	17,641	395,511
Noble Energy, Inc.	23,617	2,731,542
Occidental Petroleum Corp.	106,003	8,307,455
Peabody Energy Corp.	35,426	749,260
Phillips 66	81,801	5,723,616
Pioneer Natural Resources Co.(a)	17,406	2,162,696
QEP Resources, Inc.	23,475	747,444
Range Resources Corp.	21,412	1,735,229
Southwestern Energy Co.(b)	46,157	1,719,810
Spectra Energy Corp.	87,867	2,701,910
Tesoro Corp.	18,116	1,060,692
Valero Energy Corp.	72,723	3,308,169
The Williams Cos., Inc.	89,637	3,357,802
WPX Energy, Inc.(b)	26,419	423,232

		166,502,251

Paper & Forest Products – 0.2%
International Paper Co.	58,025	2,702,805
MeadWestvaco Corp.	23,084	837,949

		3,540,754

228	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	56,822	$1,177,920
The Estée Lauder Cos., Inc., Class A	31,549	2,020,083

		3,198,003

Pharmaceuticals – 6.2%
Abbott Laboratories	206,705	7,300,821
AbbVie, Inc.	207,934	8,479,548
Actavis, Inc.(b)	16,807	1,548,093
Allergan, Inc.	40,454	4,515,880
Bristol-Myers Squibb Co.(a)	215,473	8,875,333
Eli Lilly & Co.(a)	131,377	7,460,900
Forest Laboratories, Inc.(b)	30,802	1,171,708
Hospira, Inc.(b)	21,732	713,461
Johnson & Johnson	367,755	29,983,065
Merck & Co., Inc.	397,686	17,589,652
Mylan, Inc.(b)	52,106	1,507,948
Perrigo Co.(a)	11,615	1,379,049
Pfizer, Inc.	945,908	27,298,905

		117,824,363

Professional Services – 0.1%
The Dun & Bradstreet Corp.(a)	5,403	451,961
Equifax, Inc.	15,829	911,592
Robert Half International, Inc.(a)	18,412	691,002

		2,054,555

Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	51,968	3,997,379
Apartment Investment & Management Co., Class A(a)	19,126	586,403
AvalonBay Communities, Inc.	14,991	1,898,910
Boston Properties, Inc.	19,941	2,015,237
Equity Residential	42,171	2,321,935
HCP, Inc.	59,628	2,973,052
Health Care REIT, Inc.	34,302	2,329,449
Host Hotels & Resorts, Inc.(a)	95,549	1,671,152
Kimco Realty Corp.(a)	53,505	1,198,512
Plum Creek Timber Co., Inc.(a)	21,336	1,113,739
ProLogis, Inc.(a)	60,863	2,433,303
Public Storage	18,972	2,889,815
Simon Property Group, Inc.	41,263	6,542,661
Ventas, Inc.	38,439	2,813,735
Vornado Realty Trust	22,273	1,862,914
Weyerhaeuser Co.	71,708	2,250,197

		38,898,393

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A(b)	39,982	1,009,545

Road & Rail – 0.8%
CSX Corp.	134,388	3,309,976
Norfolk Southern Corp.	41,407	3,191,652
Ryder System, Inc.(a)	6,755	403,611
Union Pacific Corp.	61,745	8,793,106

		15,698,345

Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc.(a)(b)	79,792	203,470
Altera Corp.(a)	42,004	1,489,882
Analog Devices, Inc.(a)	40,235	1,870,525
Applied Materials, Inc.(a)	157,809	2,127,265
Broadcom Corp., Class A	68,842	2,386,752
First Solar, Inc.(b)	7,836	211,259
Intel Corp.	650,819	14,220,395
KLA-Tencor Corp.	21,814	1,150,470
Lam Research Corp.(b)	21,407	887,534
Linear Technology Corp.(a)	30,570	1,172,971
LSI Corp.(b)	72,354	490,560
Microchip Technology, Inc.(a)	25,675	943,813
Micron Technology, Inc.(b)	134,322	1,340,534
NVIDIA Corp.	82,237	1,054,278
Teradyne, Inc.(a)(b)	24,978	405,143
Texas Instruments, Inc.	145,410	5,159,147
Xilinx, Inc.	34,386	1,312,514

		36,426,512

Software – 3.2%
Adobe Systems, Inc.(b)	65,599	2,854,212
Autodesk, Inc. (b)	29,516	1,217,240
BMC Software, Inc.(b)	17,342	803,455
CA, Inc.	43,868	1,104,158
Citrix Systems, Inc.(b)	24,510	1,768,642
Electronic Arts, Inc.(b)	39,587	700,690
Intuit, Inc.	36,639	2,405,350
Microsoft Corp.	991,898	28,378,202
Oracle Corp.	485,897	15,713,909
Red Hat, Inc.(b)	25,397	1,284,072
Salesforce.com, Inc.(b)	17,721	3,169,046
Symantec Corp.(b)	90,756	2,239,858

		61,638,834

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	10,482	484,268
AutoNation, Inc.(b)	5,077	222,119
AutoZone, Inc.(b)	4,786	1,898,941
Bed Bath & Beyond, Inc.(b)	29,786	1,918,814
Best Buy Co., Inc.(a)	34,919	773,456
CarMax, Inc.(b)	29,997	1,250,875
GameStop Corp., Class A(a)	15,975	446,821
The Gap, Inc.	39,030	1,381,662
The Home Depot, Inc.	196,700	13,725,726
L Brands, Inc.(a)	31,476	1,405,718
Lowe’s Cos., Inc.	146,090	5,539,733
O’Reilly Automotive, Inc.(b)	14,663	1,503,691
PetSmart, Inc.	14,144	878,342
Ross Stores, Inc.	29,267	1,774,166
Staples, Inc.(a)	88,564	1,189,415
Tiffany & Co.(a)	15,663	1,089,205
TJX Cos., Inc.	95,922	4,484,353
Urban Outfitters, Inc.(b)	14,425	558,824

		40,526,129

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	229

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	36,982	$1,848,730
Fossil, Inc.(b)	7,038	679,871
NIKE, Inc., Class B	95,492	5,634,983
PVH Corp.	10,280	1,098,007
Ralph Lauren Corp.	8,002	1,354,818
VF Corp.(a)	11,596	1,945,229

		12,561,638

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	62,298	538,255
People’s United Financial, Inc.(a)	44,710	600,902

		1,139,157

Tobacco – 1.7%
Altria Group, Inc.	264,488	9,095,742
Lorillard, Inc.	49,963	2,016,007
Philip Morris International, Inc.	216,815	20,100,919
Reynolds American, Inc.	42,378	1,885,397

		33,098,065

Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	35,494	1,822,617
W.W. Grainger, Inc.	7,868	1,770,143

		3,592,760

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp.(b)	38,556	2,685,040
MetroPCS Communications, Inc.(b)	42,084	458,715
Sprint Nextel Corp.(b)	395,938	2,458,775

		5,602,530

Total Long-Term Investments (Cost – $1,294,520,804) – 96.1%		1,839,359,907

Short-Term Securities
Money Market Funds – 9.7%
BlackRock Cash Fund: Institutional, SL Agency Shares,
0.19%(c)(d)(e)	167,730,086	167,730,086
BlackRock Cash Fund: Prime, SL Agency Shares,
0.16%(c)(d)(e)	17,208,043	17,208,043

		184,938,129

	Par (000)
US Treasury Obligations – 0.2%
US Treasury Bill,
0.06%, 6/20/13(f)(g)	$4,254	4,254,411

Total Short-Term Securities (Cost – $189,192,540) – 9.9%		189,192,540

Total Investments (Cost – $1,483,713,344*) – 106.0%		2,028,552,447
Liabilities in Excess of Other Assets – (6.0)%		(115,707,365)

Net Assets – 100.0%		$1,912,845,082

**	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,537,238,847

Gross unrealized appreciation	$664,509,542
Gross unrealized depreciation	(173,195,942)

Net unrealized appreciation	$491,313,600

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

230	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2012	Shares Purchased		Shares Sold	Shares held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain
BlackRock, Inc.	16,465	79		–	16,544	$4,249,823	$27,661	–
BlackRock Cash Fund: Institutional, SL Agency Shares	132,083,169	35,646,917	[1]	–	167,730,086	$167,730,086	$131,598	–
BlackRock Cash Fund: Prime, SL Agency Shares	22,497,136	–		(5,289,093)[2]	17,208,043	$17,208,043	$16,391	–
The PNC Financial Services Group, Inc.	69,347	161		–	69,508	$4,622,282	$27,739	–

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
941	S&P 500 E-Mini	Chicago Mercantile	June 2013	$73,525,035	$1,265,733

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	231

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,839,359,907	–	–	$1,839,359,907
Short-Term Securities:
Money Market Funds	184,938,129	–	–	184,938,129
US Treasury Obligations	–	$4,254,411	–	4,254,411

Total	$2,024,298,036	$4,254,411	–	$2,028,552,447

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$1,265,733	–	–	$1,265,733

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$338,678	–	–	$338,678
Liabilities:
Collateral on securities loaned at value	–	$(117,989,055)	–	(117,989,055)

Total	$338,678	$(117,989,055)	–	$(117,650,377)

There were no transfers between levels during the period ended March 31, 2013.

232	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills(a):
0.14%, 4/04/13	$75,000	$74,999,125
0.15%, 4/11/13	25,000	24,999,007
0.11%, 4/15/13	121,000	120,994,824
0.15%, 5/09/13	50,000	49,992,083
0.15%, 5/16/13	25,000	24,995,312
0.12%, 5/23/13	75,000	74,986,729
0.15% – 0.19%, 5/30/13	55,000	54,986,561
0.13%, 6/27/13	107,400	107,366,258
0.13%, 7/05/13	50,000	49,982,847
0.12%, 7/11/13	50,000	49,983,868
0.11%, 8/01/13	25,000	24,990,469
0.11% – 0.12%, 8/08/13	5,000	4,997,997
0.12%, 8/15/13	20,000	19,991,122
0.14%, 8/22/13	40,000	39,978,550
0.11% – 0.13%, 9/05/13	70,000	69,962,059
0.11%, 9/26/13	50,000	49,972,806
US Treasury Notes:
0.50%, 5/31/13	5,000	5,002,243
0.50%, 10/15/13	44,500	44,582,444
0.50%, 11/15/13	35,000	35,065,308
0.25%, 11/30/13	25,000	25,016,429
0.75%, 12/15/13	15,000	15,056,828
1.00%, 1/15/14	8,000	8,050,946
0.25%, 1/31/14	18,250	18,261,568
0.25%, 2/28/14	43,700	43,728,821

Total US Treasury Obligations – 28.9%		1,037,944,204

Repurchase Agreements
Bank of America Securities LLC, 0.14%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,003,111, collateralized by US Treasury obligations, 1.75%, due 1/31/14, par and fair value of $200,758,800 and $204,000,087, respectively)	200,000	200,000,000
Barclays Capital, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $339,470,412, collateralized by US Treasury obligations, 0.63%, due 5/31/17, par and fair value of $344,961,400 and $346,253,315, respectively)	339,464	339,464,000
Barclays Capital, Inc., 0.08%, 4/03/13 (Purchased on 3/27/13 to be repurchased at $51,000,793, collateralized by US Treasury obligations, 1.00%, due 3/31/17, par and fair value of $50,864,000 and $52,020,016, respectively)	51,000	51,000,000
BNP Paribas Securities Corp., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $242,336,039, collateralized by various US Treasury obligations, 0.63% to 2.63%, due 09/30/17 to 11/15/20, par and fair value of $241,733,800 and $247,222,346, respectively)	242,332	242,332,000
Citigroup Global Markets, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $288,004,800, collateralized by various US Treasury obligations, 0.88% to 2.75%, due 10/31/13 to 3/31/19, par and fair value of $285,789,600 and $293,760,087, respectively)	288,000	288,000,000
Citigroup Global Markets, Inc., 0.14%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $38,001,034, collateralized by US Treasury obligations, 0.25%, due 2/15/15, par and fair value of $38,753,700 and $38,760,023, respectively)	38,000	38,000,000
Credit Suisse Securities (USA) LLC, 0.18%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,004,000, collateralized by various US Treasury obligations, 0.25% to 1.75%, due 1/31/14 to 11/30/14, par and fair value of $202,216,800 and $204,002,667, respectively)	200,000	200,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $46,501,175, collateralized by US Treasury obligations, 0.63%, due 9/30/17, par and fair value of $47,350,000 and $47,432,552, respectively)	46,500	46,500,000
Deutsche Bank Securities, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $55,000,917, collateralized by US Treasury obligations, 0.63%, due 8/31/17, par and fair value of $56,090,900 and $56,100,073, respectively)	55,000	55,000,000
Deutsche Bank Securities, Inc., 0.12%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $60,501,412, collateralized by US Treasury obligations, 0.63%, due 8/31/17, par and fair value of $61,700,000 and $61,710,091, respectively)	60,500	60,500,000

TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	233

Schedule of Investments (continued)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.12%, 6/14/13 (Purchased on 3/15/13 to be repurchased at $75,022,750, collateralized by various US Treasury obligations, 0.00% to 0.13%, due 12/31/13 to 11/15/30, par and fair value of $116,293,028 and $76,712,083, respectively)	$75,000	$75,000,000
Goldman Sachs Group, Inc., 0.11%, 4/02/13 (Purchased on 3/26/13 to be repurchased at $96,002,053, collateralized by US Treasury obligations, 2.00%, due 1/15/14, par and fair value of $75,726,600 and $97,920,055, respectively)	96,000	96,000,000
Goldman Sachs Group, Inc., 0.13%, 4/26/13 (Purchased on 3/27/13 to be repurchased at $102,409,387 collateralized by US Treasury obligations, 2.00%, due 1/15/14, par and fair value of $80,775,000 and $104,448,007, respectively)	102,400	102,400,000
HSBC Securities (USA), Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $157,002,966, collateralized by various US Treasury obligations, 1.00% to 4.75%, due 2/28/15 to 2/15/37, par and fair value of $145,623,800 and $160,142,736, respectively)	157,000	157,000,000
HSBC Securities (USA), Inc., 0.08%, 4/03/13 (Purchased on 3/27/13 to be repurchased at $117,001,820, collateralized by various US Treasury obligations, 0.13% to 9.25%, due 3/31/13 to 11/15/42, par and fair value of $106,776,782 and $119,342,202, respectively)	117,000	117,000,000
HSBC Securities (USA), Inc., 0.13%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $116,002,932, collateralized by various US Treasury obligations, 1.75% to 4.63%, due 3/31/14 to 02/15/40, par and fair value of $94,080,600 and $118,321,776, respectively)	116,000	116,000,000
Morgan Stanley & Co. LLC, 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $308,962,835, collateralized by various US Treasury obligations, 0.25% to 1.75%, due 08/15/15 to 05/31/16, par and fair value of $311,902,400 and $315,136,311, respectively)	308,957	308,957,000
RBS Securities, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $64,001,209, collateralized by US Treasury obligations, 1.00% to 3.25%, due 1/15/14 to 7/31/16, par and fair value of $63,140,000 and $65,284,136, respectively)	64,000	64,000,000

Total Repurchase Agreements – 71.1%		2,557,153,000

Total Investments (Cost – $3,595,097,204*) – 100.0%		3,595,097,204
Other Assets Less Liabilities – 0.0%		133,417

Net Assets – 100.0%		$3,595,230,621

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

234	TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short Term Securities[1]	–	$3,595,097,204	–	$3,595,097,204

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $965 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2013	235

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 24, 2013